UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811- 05201

Thornburg Investment Trust

(Exact name of registrant as specified in charter)

C/O Thornburg Investment Management, Inc.

2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Address of principal executive offices) (Zip code)

Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506

(Name and address of agent for service)

Registrant’s telephone number, including area code: 505-984-0200

Date of fiscal year end: September 30, 2014

Date of reporting period: December 31, 2013

Item 1. Schedule of Investments

The following quarterly schedules of investments are attached hereto, in order:

Thornburg Low Duration Municipal Fund

Thornburg Limited Term Municipal Fund

Thornburg Intermediate Municipal Fund

Thornburg Strategic Municipal Income Fund

Thornburg California Limited Term Municipal Fund

Thornburg New Mexico Intermediate Municipal Fund

Thornburg New York Intermediate Municipal Fund

Thornburg Limited Term U.S. Government Fund

Thornburg Low Duration Income Fund

Thornburg Limited Term Income Fund

Thornburg Strategic Income Fund

Thornburg Value Fund

Thornburg International Value Fund

Thornburg Core Growth Fund

Thornburg International Growth Fund

Thornburg Investment Income Builder Fund

Thornburg Global Opportunities Fund

Thornburg Developing World Fund

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona — 6.38%

Pima County COP, 3.00% due 12/1/2014 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	$200,000	$204,880

State of Arizona COP, 5.00% due 10/1/2014 (State Dept. of Administration Lease Purchase Agreement; Insured: AGM)	AA-/A1	200,000	206,950

Arkansas — 3.24%

Jefferson County, 4.00% due 6/1/2015 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	200,000	209,050

Colorado — 6.34%

City & County of Denver Airport System, 0.25% due 11/15/2025 put 1/2/2014 (Insured: AGM; SPA: Morgan Stanley Bank) (daily demand notes)	AA-/A1	200,000	200,000

City & County of Denver GO, 3.00% due 8/1/2015 (Various Purposes)	AAA/Aaa	200,000	208,668

District of Columbia — 3.41%

District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/Aa3	200,000	219,920

Florida — 3.24%

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2015 (Nova Southeastern University)	BBB/Baa1	200,000	209,130

Georgia — 3.41%

City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA-/A3	200,000	219,806

Illinois — 6.44%

City of Chicago, 0.25% due 1/1/2034 put 1/2/2014 (Liquidity Facility; SPA: JPMorgan Chase Bank) (daily demand notes)	AAA/A3	200,000	200,000

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/A1	200,000	215,734

Indiana — 1.55%

Indiana Finance Authority, 0.04% due 2/1/2037 put 1/2/2014 (Stadium Project; SPA: JPMorgan Chase Bank) (daily demand notes)	AA+/Aa2	100,000	100,000

Iowa — 3.25%

Iowa Finance Authority, 5.00% due 2/15/2015 (Iowa Health System; Insured: AGM)	NR/Aa3	200,000	209,566

Massachusetts — 2.33%

Massachusetts DFA, 0.02% due 10/1/2042 put 1/2/2014 (Boston University; LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	150,000	150,000

Michigan — 6.86%

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	200,000	222,940

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 put 12/1/2015 (Trinity Health)	AA-/Aa2	200,000	219,356

Missouri — 3.10%

Missouri Development Finance Board, 0.03% due 12/1/2033 put 1/2/2014 (Nelson Gallery Foundation; SPA: JPMorgan Chase Bank) (daily demand notes)	AAA/Aaa	200,000	200,000

Nevada — 3.30%

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	200,000	213,106

New York — 6.20%

City of New York GO, 0.02% due 8/1/2021 put 1/2/2014 (LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	200,000	200,000

New York City Municipal Water Finance Authority, 0.05% due 6/15/2035 put 1/2/2014 (Water and Sewer System Capital Improvements; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	200,000	200,000

Ohio — 6.63%

City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	200,000	211,212

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	$200,000	$216,312

Texas — 9.51%

Brazos River Authority, 4.90% due 10/1/2015 (Center Point Energy; Insured: Natl-Re)	A/Baa1	200,000	211,250

Harris County Cultural Education Facilities Finance Corp., 0.03% due 9/1/2031 put 1/2/2014 (Texas Medical Center Loan Facility; LOC: JPMorgan Chase Bank) (daily demand notes)	AAA/Aa1	100,000	100,000

Harris County Health Facilities Development Corp., 0.03% due 10/1/2041 put 1/2/2014 (Texas Children’s Hospital; SPA: Wells Fargo Bank N.A.) (daily demand notes)	AA/Aa2	100,000	100,000

State of Texas, 2.00% due 8/28/2014 (General Revenue Fund-Cash Flow Management)	SP-1+/Mig1	200,000	202,416

Washington — 3.39%

Seattle Municipal Light & Power, 5.00% due 2/1/2016	AA/Aa2	200,000	218,904

TOTAL INVESTMENTS — 78.58% (COST $5,069,275)			$5,069,200

OTHER ASSETS LESS LIABILITIES — 21.42%			1,381,897

NET ASSETS — 100.00%			$6,451,097

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

COP	Certificates of Participation

DFA	Development Finance Authority

ETM	Escrowed to Maturity

GO	General Obligation

LOC	Letter of Credit

Natl-Re	Insured by National Public Finance Guarantee Corp.

SPA	Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Municipal Fund	December 31, 2013 Unaudited

service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$5,069,200	$-	$5,069,200	$-

Total Investments in Securities	$5,069,200	$-	$5,069,200	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013.

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 1.66%

Alabama Public School & College Authority, 5.00% due 5/1/2015 (Education System Capital Improvements)	NR/Aa1	$8,530,000	$9,067,049

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Education System Capital Improvements)	AA/Aa1	5,000,000	5,522,950

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	4,840,000	5,678,143

Alabama Public School & College Authority, 5.00% due 6/1/2019 (Education System Capital Improvements)	AA/Aa1	770,000	903,341

Alabama Public School & College Authority, 5.00% due 6/1/2020 (Education System Capital Improvements)	AA/Aa1	5,085,000	5,973,095

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Education System Capital Improvements)	AA/Aa1	5,335,000	6,244,671

Alabama Public School & College Authority, 5.00% due 6/1/2022 (Education System Capital Improvements)	AA/Aa1	5,605,000	6,542,660

Alabama Public School & College Authority, 5.00% due 6/1/2023 (Education System Capital Improvements)	AA/Aa1	735,000	854,812

Alabama State Board of Education, 3.00% due 5/1/2017 (Calhoun Community College)	NR/A1	2,070,000	2,165,551

Alabama State Board of Education, 3.00% due 5/1/2018 (Calhoun Community College)	NR/A1	2,130,000	2,220,120

Alabama State Board of Education, 4.00% due 5/1/2019 (Calhoun Community College)	NR/A1	2,195,000	2,366,034

Alabama State Board of Education, 4.00% due 5/1/2020 (Calhoun Community College)	NR/A1	1,000,000	1,068,200

Alabama State Board of Education, 4.00% due 5/1/2021 (Calhoun Community College)	NR/A1	1,000,000	1,052,390

Alabama State Board of Education, 4.00% due 5/1/2022 (Calhoun Community College)	NR/A1	1,230,000	1,279,237

City of Birmingham GO, 5.00% due 2/1/2015 (Government Services)	AA/Aa2	4,240,000	4,451,067

City of Birmingham GO, 4.00% due 8/1/2015 (Government Services)	AA/Aa2	3,005,000	3,172,679

City of Birmingham GO, 5.00% due 2/1/2016 (Government Services)	AA/Aa2	3,775,000	4,106,672

City of Birmingham GO, 4.00% due 8/1/2016 (Government Services)	AA/Aa2	3,645,000	3,940,792

City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)	AA/Aa2	2,045,000	2,289,275

City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)	AA/Aa2	2,760,000	3,032,578

City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)	AA/Aa2	2,000,000	2,280,560

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A2	6,000,000	5,998,800

City of Mobile Industrial Development Board PCR, 5.00% due 6/1/2034 put 3/19/2015 (Alabama Power Company Barry Plant Project)	A/A2	6,000,000	6,299,520

City of Mobile Private Placement Warrants GO, 4.50% due 8/15/2016 (Senior Center)	NR/NR	1,090,000	1,120,564

City of Mobile Warrants GO, 5.00% due 2/15/2019 (City Capital Improvements)	AA-/Aa2	2,000,000	2,251,660

East Alabama Health Care Authority GO, 5.00% due 9/1/2021	A/NR	1,245,000	1,380,742

East Alabama Health Care Authority GO, 5.00% due 9/1/2022	A/NR	800,000	871,312

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2016	AAA/Aa1	2,080,000	2,316,621

Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019	AAA/Aa1	3,375,000	3,840,986

Town of Courtland Industrial Development Board, 4.75% due 5/1/2017 (Solid Waste Disposal-International Paper Company Project)	BBB/NR	5,000,000	5,106,250

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017	A+/A1	2,500,000	2,857,225

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018	A+/A1	1,700,000	1,953,844

Alaska — 0.73%

Alaska Housing Finance Corp. GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	AA+/Aa2	2,000,000	2,262,400

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2014	AA+/Aa3	2,000,000	2,024,160

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2015	AA+/Aa3	1,900,000	2,011,074

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2016	AA+/Aa3	1,100,000	1,205,787

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2017	AA+/Aa3	3,000,000	3,380,220

Alaska Industrial Development & Export Authority GO, 5.00% due 4/1/2018	AA+/Aa3	2,455,000	2,817,874

Alaska Municipal Bond Bank, 5.00% due 6/1/2014 (Insured: Natl-Re) (State Aid Withholding)	AA/Aa2	1,175,000	1,198,523

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	12,000,000	13,602,360

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	3,700,000	4,194,061

North Slope Borough GO, 5.00% due 6/30/2015 (Insured: Natl-Re)	AA-/Aa3	3,250,000	3,477,955

North Slope Borough GO, 5.00% due 6/30/2017 (Insured: Natl-Re)	AA-/Aa3	8,800,000	10,040,624

State of Alaska, 5.00% due 10/1/2017 (Alaska International Airports System; Insured: Natl-Re)	A/A1	1,115,000	1,235,197

Arizona — 3.92%

Arizona Board of Regents, 4.00% due 7/1/2014 (ASU Polytechnic, Tempe, West Campus Capital Projects)	AA/Aa3	400,000	407,612

Arizona Board of Regents COP, 5.00% due 7/1/2018 (Arizona State University; Insured: Natl-Re)	AA-/A1	1,285,000	1,434,535

Arizona Board of Regents COP, 3.00% due 9/1/2018 (Northern Arizona University Projects)	A/A2	1,000,000	1,052,670

Arizona Board of Regents COP, 5.00% due 7/1/2019 (Arizona State University; Insured: Natl-Re)	AA-/A1	3,735,000	4,177,112

Arizona Board of Regents COP, 3.00% due 9/1/2019 (Northern Arizona University Projects)	A/A2	2,525,000	2,621,430

Arizona Board of Regents COP, 5.00% due 9/1/2019 (Arizona State University)	AA-/A1	1,085,000	1,248,227

Arizona Board of Regents COP, 5.00% due 9/1/2019 pre-refunded 9/1/2014 (Northern Arizona University Research Infrastructure Projects; Insured: AMBAC)	A/A2	3,500,000	3,612,245

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Arizona State University)	AA-/A1	3,170,000	3,631,996

Arizona Board of Regents COP, 5.00% due 9/1/2020 (Northern Arizona University Projects)	A/A2	1,000,000	1,135,910

Arizona Board of Regents COP, 5.00% due 9/1/2021 (Arizona State University)	AA-/A1	4,020,000	4,579,584

Arizona Board of Regents COP, 5.00% due 6/1/2022 (University of Arizona)	AA-/Aa3	6,080,000	6,857,571

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Arizona State University)	AA-/A1	4,380,000	4,960,569

Arizona Board of Regents COP, 5.00% due 9/1/2022 (Northern Arizona University Projects)	A/A2	2,500,000	2,800,600

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Arizona State University)	AA-/A1	5,580,000	6,253,004

Arizona Board of Regents COP, 5.00% due 9/1/2023 (Northern Arizona University Projects)	A/A2	3,325,000	3,656,602

Arizona HFA, 5.25% due 1/1/2018 (Banner Health)	AA-/NR	3,500,000	4,026,820

Arizona HFA, 5.00% due 7/1/2018 (Catholic Health Care West)	A/A3	1,470,000	1,658,204

Arizona HFA, 5.00% due 7/1/2019 (Catholic Health Care West)	A/A3	1,365,000	1,539,338

Arizona HFA, 5.00% due 7/1/2020 (Catholic Health Care West)	A/A3	1,290,000	1,435,834

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Arizona School Facilities Board, 5.00% due 7/1/2016 (State School Land Trust; Insured: AMBAC)	NR/NR	5,775,000	6,287,011

Arizona School Facilities Board, 5.00% due 1/1/2017 pre-refunded 7/1/2015 (State School Improvement)	AAA/Aaa	1,225,000	1,311,485

Arizona School Facilities Board COP, 5.25% due 9/1/2023 (School Site and Building Projects)	A+/A1	1,315,000	1,420,463

Arizona Transportation Board, 5.00% due 7/1/2019	AA+/Aa2	3,510,000	4,115,721

Arizona Transportation Board, 5.00% due 7/1/2021	AA+/Aa2	7,465,000	8,734,498

Arizona Transportation Board, 5.00% due 7/1/2022	AA+/Aa2	5,000,000	5,752,450

City of Chandler, 3.00% due 7/1/2014	AA/Aa3	2,790,000	2,828,307

City of Tucson, 5.00% due 7/1/2022	AA+/A1	2,135,000	2,418,250

City of Tucson GO, 3.625% due 7/1/2015 (Insured: Natl-Re)	AA-/Aa3	1,750,000	1,834,595

City of Yuma Municipal Property Corp., 5.00% due 7/1/2016 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,000,000	2,187,140

City of Yuma Municipal Property Corp., 5.00% due 7/1/2018 (Water and Wastewater System; Insured: Syncora)	A+/A1	2,130,000	2,346,493

Deer Valley USD No. 97 of Maricopa County, 4.00% due 7/1/2015 (2004 School Improvement Project; Insured: AGM)	NR/Aa2	1,325,000	1,396,881

Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)	A-/NR	1,000,000	1,049,100

Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)	A-/NR	1,325,000	1,430,894

Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)	A-/NR	1,440,000	1,581,106

Maricopa County IDA Health Facilities, 4.125% due 7/1/2015 (Catholic Health Care West)	A/A3	1,600,000	1,686,816

Maricopa County IDA Health Facilities, 5.00% due 7/1/2038 put 7/1/2014 (Catholic Health Care West)	A/A3	7,500,000	7,673,700

Maricopa County Public Finance Corp., 5.00% due 7/1/2024 (Insured: AMBAC)	AA+/Aa1	1,000,000	1,084,380

Mesa Highway GO, 3.25% due 7/1/2016	AA+/Aa3	10,000,000	10,134,100

Mohave County IDA, 5.00% due 4/1/2014 (Mohave Prison LLC; Insured: Syncora) (ETM)	AA+/NR	3,135,000	3,172,933

Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)	BBB+/NR	12,100,000	12,671,483

Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014 (Arizona Public Service Co.)	A-/Baa1	1,600,000	1,630,688

Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014 (Arizona Public Service Co.)	A-/Baa1	2,600,000	2,649,868

Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016 (Arizona Public Service Co.)	A-/Baa1	9,700,000	10,687,654

Phoenix Union High School District No. 210 of Maricopa County GO, 4.00% due 7/1/2015 (2003 School Improvement Project; Insured: Natl-Re)	AA/Aa2	1,500,000	1,580,445

Pima County, 4.00% due 7/1/2014 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	1,500,000	1,528,395

Pima County, 5.00% due 7/1/2015 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	1,400,000	1,497,314

Pima County, 5.00% due 7/1/2016 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	2,000,000	2,215,920

Pima County, 4.50% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA-/A2	5,040,000	5,634,166

Pima County, 5.00% due 7/1/2017 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	2,750,000	3,125,375

Pima County, 3.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	500,000	532,745

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	2,000,000	2,307,280

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	700,000	807,548

Pima County, 5.00% due 7/1/2018 (Ina & Roger Road Wastewater Reclamation Facilities; Insured: AGM)	AA-/A2	5,000,000	5,763,450

Pima County, 5.00% due 7/1/2020 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	500,000	576,035

Pima County, 3.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	1,200,000	1,212,936

Pima County, 5.00% due 7/1/2021 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	400,000	457,140

Pima County, 3.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	1,325,000	1,311,790

Pima County, 5.00% due 7/1/2022 (Ina & Roger Road Wastewater Reclamation Facilities)	A+/NR	500,000	572,340

Pima County COP, 3.00% due 12/1/2014 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	2,220,000	2,274,168

Pima County COP, 5.00% due 12/1/2015 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,250,000	1,356,363

Pima County COP, 5.00% due 12/1/2016 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	600,000	671,940

Pima County COP, 5.00% due 12/1/2017 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,395,000	1,597,582

Pima County COP, 5.00% due 12/1/2019 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	500,000	575,650

Pima County COP, 5.00% due 12/1/2020 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	765,000	876,552

Pima County COP, 5.00% due 12/1/2021 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,220,000	1,386,005

Pima County COP, 5.00% due 12/1/2022 (Sewer System & Fleet Services Facilities Expansion)	A+/NR	1,275,000	1,437,435

Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)	AA-/Aa2	2,500,000	2,721,650

Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)	AA-/Aa2	3,000,000	3,321,000

Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)	AA-/Aa2	3,285,000	3,677,032

Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)	AA-/Aa2	2,000,000	2,242,340

Salt River Agricultural Improvement & Power District, 3.00% due 1/1/2014	NR/NR	11,275,000	11,275,000

Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)	A-/A2	6,885,000	7,559,799

State of Arizona COP, 5.00% due 10/1/2014 (State Dept. of Administration Lease Purchase Agreement; Insured: AGM)	AA-/A1	10,175,000	10,528,581

State of Arizona Department of Administration, 5.00% due 7/1/2018 (State Lottery; Insured: AGM)	AA/A1	8,370,000	9,624,412

State of Arizona Department of Administration, 5.00% due 7/1/2020 (State Lottery; Insured: AGM)	AA/A1	8,705,000	10,011,795

Town of Gilbert Public Facilities Municipal Property Corporation, 3.00% due 7/1/2015	AA/Aa2	1,080,000	1,120,792

University Arizona Medical Center Corp. GO, 5.00% due 7/1/2014	BBB+/Baa1	1,000,000	1,019,550

Arkansas — 0.54%

Arkansas Development Finance Authority, 2.00% due 12/1/2016 (State Dept. of Environmental Quality Project)	AA-/NR	460,000	475,180

Board of Trustees of the University of Arkansas, 1.00% due 9/15/2014 (Fayetteville Campus Athletic Facilities)	NR/Aa2	475,000	477,541

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Board of Trustees of the University of Arkansas, 1.00% due 11/1/2014 (Fayetteville Campus Capital Projects)	NR/Aa2	295,000	296,882

Board of Trustees of the University of Arkansas, 2.00% due 9/15/2015 (Fayetteville Campus Athletic Facilities)	NR/Aa2	455,000	466,530

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2015 (Fayetteville Campus Capital Projects)	NR/Aa2	375,000	385,223

Board of Trustees of the University of Arkansas, 2.00% due 11/1/2016 (Fayetteville Campus Capital Projects)	NR/Aa2	600,000	619,716

Board of Trustees of the University of Arkansas, 5.00% due 9/15/2019 (Fayetteville Campus Athletic Facilities)	NR/Aa2	600,000	649,530

City of Fort Smith, 3.00% due 10/1/2014 (Water and Sewer System Construction; Insured: AGM)	AA-/NR	1,000,000	1,019,870

City of Fort Smith, 3.50% due 10/1/2016 (Water and Sewer System Construction; Insured: AGM)	AA-/NR	1,370,000	1,470,777

City of Fort Smith, 3.50% due 10/1/2017 (Water and Sewer System Construction; Insured: AGM)	AA-/NR	1,930,000	2,094,475

City of Fort Smith, 4.00% due 10/1/2018 (Water and Sewer System Construction; Insured: AGM)	AA-/NR	1,000,000	1,109,550

City of Fort Smith, 4.00% due 10/1/2019 (Water and Sewer System Construction; Insured: AGM)	AA-/NR	1,670,000	1,847,621

Independence County PCR, 4.90% due 7/1/2022 (Entergy Mississippi, Inc.; Insured: AMBAC)	NR/Baa1	6,400,000	6,576,192

Jefferson County, 4.00% due 6/1/2015 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,005,000	1,050,476

Jefferson County, 4.00% due 6/1/2016 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,395,000	1,485,047

Jefferson County, 4.00% due 6/1/2017 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,375,000	1,472,900

Jefferson County, 1.55% due 10/1/2017 (Entergy Arkansas, Inc. Project)	A-/A3	10,000,000	10,062,100

Jefferson County, 4.50% due 6/1/2018 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,495,000	1,635,635

Jefferson County, 4.50% due 6/1/2019 (Jefferson Regional Medical Center; Insured: AGM)	AA-/NR	1,580,000	1,722,247

California — 7.69%

Alameda County COP, 5.00% due 12/1/2017 (Santa Rita Jail; Insured: AMBAC)	AA/NR	1,220,000	1,393,142

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,143,630

Alameda County Joint Powers Authority, 5.00% due 12/1/2022 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,000,000	2,278,100

Alameda County Joint Powers Authority, 5.00% due 12/1/2023 (Alameda County Medical Center Highland Hospital)	AA/Aa3	3,200,000	3,620,128

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA-/A2	3,250,000	2,280,427

Brentwood Infrastructure, 2.00% due 11/1/2015 (Insured: AGM)	AA-/NR	520,000	529,350

Brentwood Infrastructure, 4.00% due 11/1/2016 (Insured: AGM)	AA-/NR	325,000	346,853

Brentwood Infrastructure, 5.00% due 11/1/2017 (Insured: AGM)	AA-/NR	965,000	1,068,255

Brentwood Infrastructure, 5.25% due 11/1/2018 (Insured: AGM)	AA-/NR	1,020,000	1,145,735

Brentwood Infrastructure, 5.25% due 11/1/2019 (Insured: AGM)	AA-/NR	725,000	814,936

Cabrillo USD GO, 0% due 8/1/2015 (Educational Facilities Projects; Insured: AMBAC)	NR/NR	1,000,000	985,280

Cabrillo USD GO, 0% due 8/1/2021 (Educational Facilities; Insured: AMBAC)	NR/NR	1,000,000	738,880

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California Educational Facilities Authority, 5.00% due 4/1/2017 (Pitzer College)	NR/A2	1,460,000	1,640,047

California Educational Facilities Authority, 5.00% due 4/1/2021 (Chapman University)	NR/A2	4,870,000	5,542,888

California HFFA, 5.50% due 2/1/2017 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	2,575,000	2,887,476

California HFFA, 5.50% due 2/1/2019 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	2,865,000	3,296,670

California HFFA, 5.75% due 2/1/2020 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	1,975,000	2,301,349

California HFFA, 5.00% due 3/1/2020 (Catholic HealthCare West Health Facilities)	A/A3	4,400,000	4,974,816

California HFFA, 5.75% due 2/1/2021 (Community Developmental Disabilities Program; Insured: California Mtg Insurance)	A/NR	1,695,000	1,955,420

California HFFA, 5.00% due 3/1/2021 (Catholic HealthCare West Health Facilities)	A/A3	3,450,000	3,875,799

California HFFA, 5.25% due 3/1/2022 (Catholic HealthCare West Health Facilities)	A/A3	7,020,000	7,895,113

California HFFA, 5.00% due 7/1/2027 put 7/1/2014 (Catholic HealthCare West Health Facilities)	A/A3	3,500,000	3,583,195

California HFFA, 5.00% due 7/1/2028 put 7/1/2014 (Catholic HealthCare West Health Facilities)	A/A3	2,000,000	2,045,800

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,710,250

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	A/A2	795,000	798,275

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa3	5,000,000	5,318,950

California State Department of Water Resources, 5.00% due 5/1/2016	AA-/Aa3	5,000,000	5,534,450

California State Economic Recovery GO, 5.00% due 7/1/2018	AA/Aa2	4,000,000	4,683,080

California State Economic Recovery GO, 5.00% due 7/1/2020	AA/Aa2	4,200,000	4,901,988

California State Housing Finance Agency, 2.50% due 12/1/2017 (One Santa Fe Apartments-MFH; Collateralized: GNMA)	NR/Aa1	1,725,000	1,758,086

California State Public Works Board, 3.00% due 4/1/2014 (Various Capital Projects)	A-/A2	250,000	251,755

California State Public Works Board, 5.00% due 9/1/2016 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,359,370

California State Public Works Board, 5.00% due 9/1/2017 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	3,000,000	3,458,610

California State Public Works Board, 5.00% due 11/1/2017 (California State University)	A-/Aa3	3,000,000	3,447,660

California State Public Works Board, 5.00% due 11/1/2018 (California State University)	A-/Aa3	2,700,000	3,127,842

California State Public Works Board, 5.00% due 4/1/2020 (Riverside Campus)	A-/A2	1,585,000	1,825,809

California State Public Works Board, 5.00% due 6/1/2020 (Coalinga State Hospital)	A-/A2	5,685,000	6,548,154

California State Public Works Board, 5.00% due 6/1/2020 (Yuba City Courthouse)	A-/A2	1,675,000	1,929,315

California State Public Works Board, 5.00% due 10/1/2020 (California State University)	A-/A2	1,000,000	1,150,990

California State Public Works Board, 5.00% due 11/1/2020 (Various Capital Projects)	A-/A2	1,500,000	1,725,945

California State Public Works Board, 5.00% due 4/1/2021 (Riverside Campus)	A-/A2	890,000	1,017,056

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Public Works Board, 5.00% due 6/1/2021 (Coalinga State Hospital)	A-/A2	5,000,000	5,709,400

California State Public Works Board, 5.00% due 6/1/2021 (Yuba City Courthouse)	A-/A2	1,250,000	1,427,350

California State Public Works Board, 5.00% due 10/1/2021 (Various Capital Projects)	A-/A2	1,000,000	1,139,570

California State Public Works Board, 5.00% due 11/1/2021 (Various Capital Projects)	A-/A2	1,750,000	1,993,005

California State Public Works Board, 5.00% due 11/1/2021 (Laboratory Facility and San Diego Courthouse)	A-/A2	750,000	854,145

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A-/A2	500,000	565,770

California State Public Works Board, 5.00% due 6/1/2022 (Coalinga State Hospital)	A-/A2	11,555,000	13,074,482

California State Public Works Board, 5.00% due 11/1/2022 (Laboratory Facility and San Diego Courthouse)	A-/A2	10,075,000	11,393,918

California State Public Works Board, 5.00% due 6/1/2023 (Yuba City Courthouse)	A-/A2	1,900,000	2,141,566

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A-/A2	2,050,000	2,274,413

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	27,000,000	31,360,770

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	2,080,000	2,061,821

Castaic Lake Water Agency COP, 0% due 8/1/2023 (Water System Improvement; Insured: AMBAC)	AA/NR	10,125,000	6,991,009

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	A+/NR	5,960,000	5,074,165

Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)	AA-/A1	600,000	681,456

Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)	AA-/A1	1,750,000	2,032,047

Chula Vista COP, 5.25% due 3/1/2018	AA-/NR	1,170,000	1,299,355

Chula Vista COP, 5.25% due 3/1/2019	AA-/NR	1,235,000	1,376,692

City and County of San Francisco GO, 5.00% due 6/15/2015 (Various Capital Projects)	AA+/Aa1	18,385,000	19,663,125

City of Pasadena COP, 0% due 2/1/2014 (Conference Center Project; Insured: AMBAC)	AA+/NR	1,490,000	1,489,672

Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA/Baa1	2,685,000	2,315,598

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA-/NR	5,000,000	5,618,050

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2018 (Insured: AGM)	AA-/NR	3,000,000	3,408,270

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2019 (Insured: AGM)	AA-/NR	3,000,000	3,415,020

County of Los Angeles COP, 0% due 3/1/2017 (Disney Parking Garage and Walt Disney Concert Hall)	AA/A1	1,075,000	1,018,068

County of Los Angeles COP, 0% due 9/1/2017 (Disney Parking Garage and Walt Disney Concert Hall; Insured: AMBAC)	AA/A1	1,200,000	1,122,024

Escondido Union High School District GO, 0% due 11/1/2020 (Insured: Natl-Re)	A/Baa1	2,655,000	2,067,953

Inland Valley Development Agency, 5.50% due 4/1/2014 (ETM)	NR/NR	2,000,000	2,026,440

Kern Community College District COP, 4.00% due 4/1/2014	SP-1+/NR	12,000,000	12,111,120

Los Angeles Convention and Exhibition Center Authority, 5.00% due 8/15/2018	A+/A2	2,295,000	2,614,418

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles County Metropolitan Transportation Authority, 5.00% due 7/1/2019 pre-refunded 7/1/2014 (Metro Orange Line Transit System; Insured: Natl-Re)	AA+/Aa3	2,185,000	2,237,615

Los Angeles County Public Works Authority, 5.00% due 8/1/2019 (Multiple Capital Projects)	AA/A1	17,935,000	20,869,704

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	4,000,000	4,630,240

Los Angeles USD COP, 5.00% due 10/1/2017 (Information Technology; Insured: AMBAC)	A+/A1	2,445,000	2,787,520

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Projects)	A+/A1	4,600,000	5,425,746

Los Angeles USD COP, 5.50% due 12/1/2019 (Educational Facilities Improvements)	A+/A1	7,040,000	8,306,285

Los Angeles USD GO, 5.00% due 7/1/2018 (Educational Facilities Improvements; Insured: AGM)	AA-/Aa2	4,000,000	4,548,960

Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)	AA/A1	1,435,000	1,579,519

Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)	AA/A1	2,260,000	2,561,461

Mount San Antonio Community College GO, 0% due 8/1/2017 (Insured: Natl-Re) (ETM)	AA/Aa2	5,000,000	4,814,050

Needles USD GO, 0% due 8/1/2023	A/Baa1	1,005,000	599,844

North City West School Facilities Financing Authority, 5.00% due 9/1/2023 (Carmel Valley Educational Facilities; Insured: AGM)	AA-/NR	4,545,000	4,987,638

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	1,000,000	1,138,720

Northern California Power Agency, 5.00% due 6/1/2018 (Lodi Energy Center)	A-/A2	4,480,000	5,151,373

Northern California Power Agency, 5.00% due 7/1/2019 (Hydroelectric Project)	A+/A1	1,000,000	1,165,720

Northern California Power Agency, 5.00% due 7/1/2020 (Hydroelectric Project)	A+/A1	1,325,000	1,501,172

Orange County Public Financing Authority, 5.00% due 7/1/2017 (Insured: Natl-Re)	AA-/Aa3	1,245,000	1,414,482

Palo Alto USD GO, 0% due 8/1/2019	AAA/Aa1	1,000,000	884,670

Palomar Community College District GO, 0% due 8/1/2021	AA-/Aa2	2,560,000	1,976,474

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	3,955,000	4,425,526

Regents of the University of California, 5.00% due 5/15/2019 (Higher Education Facilities; Insured: AGM)	AA/Aa1	4,245,000	4,550,173

Rocklin USD GO, 0% due 8/1/2022 (Insured: Natl-Re)	AA-/Aa2	3,910,000	2,842,414

Sacramento City Financing Authority, 0% due 12/1/2019 (Merged Downtown & Oak Park; Insured: Natl-Re)	A/Baa1	2,920,000	2,320,495

Sacramento City Financing Authority, 0% due 12/1/2021 (Merged Downtown & Oak Park; Insured: Natl-Re)	A/Baa1	1,600,000	1,111,552

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,265,000	3,748,024

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Insured: AMBAC)	BBB-/NR	8,290,000	8,708,645

Sacramento Cogeneration Authority, 5.00% due 7/1/2017 (Procter & Gamble)	AA-/A1	750,000	851,820

Sacramento Municipal Utility District, 5.00% due 7/1/2016 (Cosumnes Project; Insured: Natl-Re)	A/A3	4,870,000	5,319,404

Sacramento Municipal Utility District, 5.00% due 7/1/2019 (Cosumnes Project; Insured: Natl-Re)	A/A3	5,000,000	5,456,700

Sacramento Municipal Utility District, 5.00% due 7/1/2020 (Cosumnes Project; Insured: Natl-Re)	A/A3	8,675,000	9,403,787

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2020	AA-/NR	4,000,000	4,535,280

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2021	AA-/NR	3,000,000	3,385,290

San Diego Convention Center Expansion Financing Authority, 5.00% due 4/15/2022	AA-/NR	8,000,000	8,999,120

San Diego Redevelopment Agency, 4.50% due 9/1/2019 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	1,240,000	1,274,199

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	10,000,000	11,865,600

San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2022 (Insured: Natl-Re)	AA+/Aa2	1,220,000	1,302,228

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA-/Aa2	7,600,000	6,403,000

San Jose Redevelopment Agency, 6.00% due 8/1/2015 (Insured: Natl-Re)	A/Baa1	2,780,000	2,953,305

San Juan USD GO, 0% due 8/1/2015 (Sacramento County Educational Facilities; Insured: AGM)	AA-/Aa2	760,000	751,572

San Luis & Delta-Mendota Water Authority, 4.50% due 3/1/2014 (DHCCP Development) (ETM)	NR/NR	3,095,000	3,117,253

San Luis & Delta-Mendota Water Authority, 4.50% due 3/1/2014 (DHCCP Development)	A+/NR	805,000	810,418

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	A/Baa1	4,035,000	4,594,130

Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	AA-/Baa1	3,425,000	2,965,194

Santa Clara County Financing Authority, 4.00% due 5/15/2014 (Multiple Facilities)	AA+/A1	4,245,000	4,306,298

Santa Fe Springs Community Development Commission, 0% due 9/1/2024 (Consolidated Redevelopment Project; Insured: Natl-Re)	A/Baa1	7,000,000	4,235,140

Solano County COP, 5.00% due 11/15/2017	AA-/A1	1,580,000	1,785,827

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,130,000	5,768,326

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	2,000,000	2,007,460

State of California GO, 4.75% due 4/1/2018 (Various Purposes)	A/A1	1,250,000	1,434,450

State of California GO, 5.00% due 9/1/2020 (Various Purposes)	A/A1	10,000,000	11,699,700

State of California GO, 5.00% due 9/1/2021 (Various Purposes)	A/A1	5,000,000	5,806,350

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	A+/A2	2,000,000	2,285,840

Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)	A+/A2	2,000,000	2,303,680

Tustin Community Redevelopment Agency, 4.00% due 9/1/2017 (Tustin Redevelopment)	A/NR	935,000	1,003,386

Tustin Community Redevelopment Agency, 4.00% due 9/1/2019 (Tustin Redevelopment)	A/NR	1,010,000	1,073,569

Tustin Community Redevelopment Agency, 4.00% due 9/1/2020 (Tustin Redevelopment)	A/NR	1,050,000	1,101,072

Twin Rivers USD GO, 0% due 4/1/2014 (Educational Facilities)	SP-1/NR	3,490,000	3,487,697

Ventura County COP, 5.00% due 8/15/2016	AA+/Aa3	1,520,000	1,685,543

Ventura County COP, 5.25% due 8/15/2017	AA+/Aa3	1,635,000	1,870,604

West Contra Costa USD GO, 0% due 8/1/2022 (Educational Facilities Projects; Insured: AGM)	AA-/Aa3	4,000,000	2,871,320

West Covina Redevelopment Agency, 6.00% due 9/1/2022 (Fashion Plaza)	AA+/NR	6,180,000	6,943,415

Colorado — 1.67%

Adams County Platte Valley Medical Center, 5.00% due 2/1/2015 (Brighton Community Hospital Association; Insured: Natl-Re/FHA) (ETM)	A/NR	1,475,000	1,549,384

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Adams County Platte Valley Medical Center, 5.00% due 8/1/2015 (Brighton Community Hospital Association; Insured: Natl-Re/FHA) (ETM)	A/NR	1,505,000	1,614,233

Beacon Point Metropolitan District, 4.375% due 12/1/2015 (LOC: Compass Bank)	BBB-/NR	220,000	220,686

Castle Oaks Metropolitan District GO, 6.125% due 12/1/2035 pre-refunded 12/1/2015	NR/NR	1,428,000	1,575,841

City & County of Denver Airport System, 5.00% due 11/15/2016 (Insured: Natl-Re)	A+/A1	1,725,000	1,933,311

City & County of Denver Airport System, 5.00% due 11/15/2017 (Insured: Natl-Re)	A+/A1	1,000,000	1,147,650

City & County of Denver Airport System, 0.25% due 11/15/2025 put 1/2/2014 (Insured: AGM; SPA: Morgan Stanley Bank) (daily demand notes)	AA-/A1	8,050,000	8,050,000

City & County of Denver COP, 5.00% due 5/1/2014 (Human Services Center Properties; Insured: MBIA)	AA+/Aa1	4,000,000	4,061,680

City & County of Denver COP, 5.00% due 12/1/2020 (Buell Theatre Property)	AA+/Aa1	3,065,000	3,532,321

City & County of Denver COP, 5.00% due 12/1/2021 (Buell Theatre Property)	AA+/Aa1	3,825,000	4,383,565

City & County of Denver COP, 5.00% due 12/1/2023 (Buell Theatre Property)	AA+/Aa1	1,720,000	1,953,060

City & County of Denver GO, 3.00% due 8/1/2015 (Various Purposes)	AAA/Aaa	720,000	751,205

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2016 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	350,000	382,008

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2019 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	400,000	438,668

City & County of Denver School District No. 1 COP, 4.00% due 12/15/2020 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	600,000	649,266

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2021 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,000,000	1,135,270

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2022 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,030,000	1,158,626

City & County of Denver School District No. 1 COP, 5.00% due 12/15/2023 (Eastbridge Elementary and Conservatory Green K-8 Schools)	NR/Aa3	1,180,000	1,318,827

City of Longmont, 6.00% due 5/15/2019	AA+/NR	3,215,000	3,850,380

Colorado Department of Corrections COP, 4.00% due 3/1/2014 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	1,285,000	1,293,173

Colorado Department of Corrections COP, 5.00% due 3/1/2016 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,194,460

Colorado Department of Corrections COP, 5.00% due 3/1/2017 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	2,000,000	2,269,140

Colorado Department of Corrections COP, 5.00% due 3/1/2018 (Colorado Penitentiary II Project) (ETM)	AA-/Aa2	1,590,000	1,845,195

Colorado Department of Corrections COP, 5.00% due 3/1/2019 pre-refunded 3/1/2016 (Colorado Penitentiary II Project; Insured: AMBAC)	AA-/Aa2	4,930,000	5,418,366

Colorado Educational & Cultural Facilities, 4.00% due 6/1/2014 (NCSL)	A/A3	660,000	668,224

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2016 (NCSL)	A/A3	1,475,000	1,601,157

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2018 (NCSL)	A/A3	1,625,000	1,818,732

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2020 (NCSL)	A/A3	1,805,000	2,018,062

Colorado Educational & Cultural Facilities, 5.00% due 6/1/2021 (NCSL)	A/A3	1,000,000	1,104,400

Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)	AA-/Aa3	2,365,000	2,563,069

Colorado HFA, 5.25% due 5/15/2017 (Northern Colorado Medical Center; Insured: AGM)	AA-/NR	1,185,000	1,334,144

Colorado HFA, 5.25% due 5/15/2019 (Northern Colorado Medical Center; Insured: AGM)	AA-/NR	2,225,000	2,569,830

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Colorado HFA, 5.50% due 10/1/2038 put 11/12/2015 (Catholic Health Initiatives)	A+/A1	1,000,000	1,091,190

Colorado HFA, 5.00% due 7/1/2039 put 11/11/2014 (Catholic Health Initiatives)	A+/A1	3,000,000	3,118,410

Denver Convention Center Hotel Authority, 5.25% due 12/1/2014 (Insured: Syncora)	BBB-/Baa3	3,450,000	3,581,514

Denver Convention Center Hotel Authority, 5.25% due 12/1/2021 (Insured: Syncora)	BBB-/Baa3	3,700,000	3,863,688

Denver Convention Center Hotel Authority, 5.25% due 12/1/2022 (Insured: Syncora)	BBB-/Baa3	1,100,000	1,144,528

Denver West Metropolitan District GO, 5.00% due 12/1/2021 (Insured: AGM)	AA-/NR	2,175,000	2,457,750

E-470 Public Highway Authority, 0% due 9/1/2014 (Insured: Natl-Re)	A/Baa1	1,910,000	1,896,955

El Paso County COP, 4.00% due 12/1/2021 (Pikes Peak Regional Development Center)	AA-/Aa2	1,000,000	1,065,490

El Paso County COP, 5.00% due 12/1/2023 (Pikes Peak Regional Development Center)	AA-/Aa2	1,330,000	1,490,065

Park Creek Metropolitan District, 5.00% due 12/1/2015 (Insured: AGM)	AA-/NR	1,000,000	1,076,890

Park Creek Metropolitan District, 5.00% due 12/1/2016 (Insured: AGM)	AA-/NR	1,035,000	1,149,844

Park Creek Metropolitan District, 5.00% due 12/1/2017 (Insured: AGM)	AA-/NR	1,525,000	1,725,903

Park Creek Metropolitan District, 5.50% due 12/1/2018 (Insured: AGM)	AA-/NR	1,200,000	1,395,288

Park Creek Metropolitan District, 5.50% due 12/1/2019 (Insured: AGM)	AA-/NR	1,000,000	1,170,200

Regents of the University of Colorado COP, 5.00% due 11/1/2016 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	700,000	784,840

Regents of the University of Colorado COP, 5.00% due 11/1/2017 (UCDHSC Fitzsimons Academic Facilities)	AA-/Aa2	850,000	976,948

Regional Transportation District COP, 5.00% due 6/1/2018	A-/Aa3	1,750,000	1,993,617

Regional Transportation District COP, 5.00% due 6/1/2019	A-/Aa3	4,730,000	5,413,532

Regional Transportation District COP, 5.00% due 6/1/2020	A-/Aa3	3,655,000	4,158,513

Regional Transportation District COP, 5.50% due 6/1/2021	A-/Aa3	2,370,000	2,704,336

Southlands Metropolitan District GO, 6.75% due 12/1/2016 pre-refunded 12/1/2014	AA+/NR	500,000	527,905

Connecticut — 0.27%

Capital City EDA, 5.00% due 6/15/2015 (Adriaen’s Landing Convention Center; Insured: AGM)	AA/A2	1,705,000	1,741,964

City of West Haven GO, 4.00% due 8/1/2018 (Insured: AGM)	AA-/A2	2,080,000	2,231,674

State of Connecticut GO, 5.00% due 6/1/2019 (General State Capital Projects; Insured: AGM)	AA/Aa3	2,865,000	3,152,875

State of Connecticut GO Floating Rate Note, 0.83% due 9/15/2018 (General State Capital Projects)	AA/Aa3	725,000	726,885

State of Connecticut GO Floating Rate Note, 0.71% due 9/15/2024 (Education Capital Projects)	AA/Aa3	10,000,000	10,034,600

Delaware — 0.03%

State of Delaware GO, 5.00% due 7/1/2014	AAA/Aaa	860,000	880,838

State of Delaware GO, 5.25% due 8/1/2014	AAA/Aaa	1,000,000	1,029,700

District of Columbia — 0.72%

District of Columbia, 4.00% due 4/1/2015 (National Public Radio) (ETM)	AA-/Aa3	1,000,000	1,045,290

District of Columbia, 5.00% due 4/1/2016 (National Public Radio) (ETM)	AA-/Aa3	685,000	753,226

District of Columbia, 4.00% due 4/1/2017 (National Public Radio)	AA-/Aa3	1,830,000	2,006,668

District of Columbia, 5.00% due 4/1/2018 (National Public Radio)	AA-/Aa3	1,745,000	2,006,052

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

District of Columbia, 5.00% due 4/1/2019 (National Public Radio)	AA-/Aa3	805,000	930,870

District of Columbia, 5.00% due 4/1/2020 (National Public Radio)	AA-/Aa3	1,890,000	2,183,971

District of Columbia COP, 5.25% due 1/1/2015 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	A+/Aa3	3,125,000	3,276,437

District of Columbia COP, 5.25% due 1/1/2016 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	A+/Aa3	4,700,000	5,126,948

District of Columbia COP, 5.00% due 1/1/2018 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	A+/Aa3	5,000,000	5,336,350

District of Columbia COP, 5.00% due 1/1/2019 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	A+/Aa3	5,000,000	5,327,200

District of Columbia COP, 4.50% due 1/1/2021 (St. Elizabeth Hospital Lease; Insured: Natl-Re)	A+/Aa3	1,100,000	1,161,424

District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)	AA-/Aa2	5,000,000	5,985,200

District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)	AA-/Aa2	3,005,000	3,543,406

District of Columbia Housing Finance Agency, 5.00% due 7/1/2014 (Insured: AGM-HUD Loan)	AA-/A2	1,195,000	1,220,728

District of Columbia Housing Finance Agency, 5.00% due 7/1/2015 (Insured: AGM-HUD Loan)	AA-/A2	1,480,000	1,568,830

Metropolitan Washington Airports Authority, 0% due 10/1/2014 (Dulles Toll Road; Insured: AGM)	AA-/A3	2,000,000	1,990,960

Metropolitan Washington Airports Authority, 0% due 10/1/2016 (Dulles Toll Road; Insured: AGM)	AA-/A3	4,000,000	3,802,440

Florida — 7.34%

Broward County, 5.00% due 10/1/2014 (Airport, Marina & Port Improvements; Insured: AMBAC) (ETM)	NR/A1	1,625,000	1,683,045

Broward County, 5.00% due 10/1/2014 (Airport, Marina & Port Improvements; Insured: AMBAC)	A+/A1	2,375,000	2,460,666

Broward County, 5.00% due 9/1/2017 (Port Facilities)	A-/A2	2,820,000	3,146,471

Broward County, 4.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	500,000	552,820

Broward County, 5.00% due 10/1/2017 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,142,260

Broward County, 5.50% due 9/1/2018 (Port Facilities)	A-/A2	3,500,000	4,023,320

Broward County, 4.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	425,000	471,253

Broward County, 5.00% due 10/1/2018 (Airport, Marina & Port Improvements)	A+/A1	500,000	577,440

Broward County, 5.50% due 9/1/2019 (Port Facilities)	A-/A2	2,800,000	3,239,964

Broward County, 5.00% due 10/1/2019 (Airport, Marina & Port Improvements)	A+/A1	1,000,000	1,153,030

Broward County, 4.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	1,660,000	1,800,536

Broward County, 5.00% due 10/1/2020 (Airport, Marina & Port Improvements)	A+/A1	2,000,000	2,294,960

Broward County School Board COP, 5.25% due 7/1/2015 (Insured: AGM)	AA-/A1	3,035,000	3,240,227

Broward County School Board COP, 5.00% due 7/1/2016 (Insured: AGM)	AA-/A1	1,495,000	1,646,189

Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)	AA-/A1	3,715,000	4,113,619

Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)	AA-/A1	7,630,000	8,448,699

Broward County School Board COP, 5.00% due 7/1/2017 (Insured: Natl-Re)	A/A1	1,000,000	1,125,830

Broward County School Board COP, 5.00% due 7/1/2021	A/A1	4,000,000	4,499,600

Broward County School Board COP, 5.00% due 7/1/2022	A/A1	4,580,000	5,140,500

Capital Projects Finance Authority, 5.50% due 10/1/2015 (University of Central Florida Apartment Student Housing; Insured: Natl-Re)	A/Baa1	2,660,000	2,659,947

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Fort Myers, 5.00% due 12/1/2018 (Gulf Breeze Loan Program; Insured: Natl-Re)	A+/Aa3	2,195,000	2,473,172

City of Fort Myers, 5.00% due 10/1/2023 (Utility Systems Capital Projects)	A/Aa3	3,360,000	3,707,155

City of Jacksonville, 5.00% due 10/1/2017	AA-/Aa2	1,000,000	1,143,660

City of Jacksonville, 5.00% due 10/1/2018	AA-/Aa2	1,050,000	1,217,055

City of Jacksonville, 5.00% due 10/1/2019	AA-/Aa2	500,000	580,475

City of Jacksonville, 5.00% due 10/1/2020	AA-/Aa2	1,000,000	1,157,200

City of Jacksonville, 5.00% due 10/1/2023	AA-/Aa2	1,105,000	1,262,695

City of Lakeland, 6.05% due 10/1/2014 (Energy System; Insured: AGM)	AA/A1	3,750,000	3,910,950

City of Lakeland, 4.00% due 11/15/2014 (Lakeland Regional Health Systems)	NR/A2	1,000,000	1,027,240

City of Lakeland, 5.00% due 10/1/2016 (Energy System; Insured: AGM)	AA/A1	9,780,000	10,906,167

City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)	AA/A1	7,105,000	8,114,407

City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)	AA/A1	5,000,000	5,816,550

City of Lakeland, 5.00% due 11/15/2019 (Lakeland Regional Health Systems)	NR/A2	5,655,000	6,302,328

City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)	AA/A1	1,695,000	1,963,742

City of Miami, 5.00% due 1/1/2018 (Street & Sidewalk Improvement Program; Insured: Natl-Re)	A/A2	1,970,000	2,217,924

City of North Miami Beach, 5.00% due 8/1/2017 (North Miami Beach Water Project)	A+/NR	750,000	845,520

City of North Miami Beach, 3.00% due 8/1/2018 (North Miami Beach Water Project)	A+/NR	1,280,000	1,346,765

City of North Miami Beach, 5.00% due 8/1/2019 (North Miami Beach Water Project)	A+/NR	1,650,000	1,885,208

City of North Miami Beach, 5.00% due 8/1/2020 (North Miami Beach Water Project)	A+/NR	780,000	887,562

City of North Miami Beach, 5.00% due 8/1/2021 (North Miami Beach Water Project)	A+/NR	1,000,000	1,133,840

City of Port St. Lucie, 5.00% due 9/1/2015 (Tesoro Special Assessment District; Insured: Natl-Re)	NR/A1	250,000	267,373

City of Port St. Lucie, 1.70% due 7/1/2016 (Tesoro Special Assessment District)	NR/A1	2,140,000	2,160,565

City of Port St. Lucie, 1.875% due 7/1/2017 (Tesoro Special Assessment District; Insured: AGM)	NR/A1	2,175,000	2,183,830

City of Port St. Lucie, 2.00% due 7/1/2018 (Tesoro Special Assessment District; Insured: AGM)	NR/A1	2,215,000	2,204,589

Collier County, 4.00% due 10/1/2014	AA/Aa2	1,410,000	1,449,917

Escambia County HFA, 5.25% due 11/15/2014 (Ascension Health Credit)	AA+/Aa2	1,835,000	1,913,189

Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)	AA-/A2	1,605,000	1,647,244

Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)	AA-/A2	1,500,000	1,603,140

Florida Atlantic University Financing Corp., 5.00% due 7/1/2014 (Innovation Village Capital Improvements)	A/A1	1,950,000	1,997,054

Florida Atlantic University Financing Corp., 5.00% due 7/1/2015 (Innovation Village Capital Improvements)	A/A1	2,395,000	2,552,136

Florida Atlantic University Financing Corp., 5.00% due 7/1/2016 (Innovation Village Capital Improvements)	A/A1	2,275,000	2,505,071

Florida Department of Management Services, 5.25% due 9/1/2016 (Insured: AGM)	AA+/Aa2	3,500,000	3,911,355

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2014 (Nova Southeastern University)	BBB/Baa1	2,365,000	2,388,461

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2015 (Nova Southeastern University)	BBB/Baa1	2,150,000	2,248,147

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2016 (Nova Southeastern University)	BBB/Baa1	2,345,000	2,518,014

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2017 (Nova Southeastern University)	BBB/Baa1	1,325,000	1,463,330

Florida Higher Educational Facilities Financing Authority, 5.25% due 4/1/2018 (Nova Southeastern University)	BBB/Baa1	2,630,000	2,922,035

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (University of Tampa)	BBB+/NR	1,225,000	1,359,174

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,035,000	1,148,364

Florida Higher Educational Facilities Financing Authority, 5.50% due 4/1/2019 (Nova Southeastern University)	BBB/Baa1	1,705,000	1,915,823

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2020 (Nova Southeastern University)	BBB/Baa1	1,030,000	1,138,995

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2022 (University of Tampa)	BBB+/NR	620,000	676,488

Florida Hurricane Catastrophe Fund Finance Corp., 5.00% due 7/1/2014	AA-/Aa3	11,000,000	11,265,430

Florida State Board of Governors, 4.00% due 7/1/2020 (University System Capital Improvements)	AA/Aa2	4,055,000	4,453,647

Florida State Board of Governors, 4.00% due 7/1/2021 (University System Capital Improvements)	AA/Aa2	4,215,000	4,582,000

Florida State Board of Governors, 4.00% due 7/1/2022 (University System Capital Improvements)	AA/Aa2	4,385,000	4,717,164

Florida State Correctional Privatization Commission COP, 5.00% due 8/1/2015 (Insured: AMBAC)	AA+/Aa2	2,000,000	2,054,120

Florida State Department of Children & Families COP, 5.00% due 10/1/2014	AA+/NR	905,000	932,621

Florida State Department of Children & Families COP, 5.00% due 10/1/2015	AA+/NR	925,000	987,253

Florida State Department of Transportation GO, 5.00% due 7/1/2018	AAA/Aa1	3,000,000	3,416,130

Florida State Housing Finance Corp., 1.625% due 1/1/2015 (Captiva Cove Apartments-Multi-Family Mtg; Insured: FNMA)	NR/Aaa	1,600,000	1,601,456

Highlands County HFA, 5.00% due 11/15/2015 (Adventist Health System Sunbelt Group)	AA-/Aa3	1,000,000	1,083,650

Highlands County HFA, 5.00% due 11/15/2016 (Adventist Health System Orange County Health Facilities)	AA-/Aa3	1,000,000	1,119,240

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Orange County Health Facilities)	AA-/Aa3	3,200,000	3,669,856

Highlands County HFA, 5.00% due 11/15/2017 (Adventist Health System Sunbelt Group)	AA-/Aa3	1,000,000	1,077,280

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health System Orange County Health Facilities)	AA-/Aa3	3,000,000	3,471,960

Highlands County HFA, 5.00% due 11/15/2035 pre-refunded 11/15/2015 (Adventist Health System/Sunbelt Group)	AA-/Aa3	1,225,000	1,330,056

Hillsborough County, 5.00% due 3/1/2015 (Water and Wastewater System Capital Improvements; Insured: Natl-Re)	A+/A1	5,000,000	5,238,350

Hillsborough County, 5.00% due 11/1/2016 (Transportation Related Capital Improvements; Insured: AMBAC)	AA/A1	1,000,000	1,118,000

Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)	AA/A1	4,210,000	4,866,592

Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)	AA/A1	4,420,000	5,112,923

Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)	AA/A1	4,645,000	5,334,782

Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)	AA/A1	4,880,000	5,562,614

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Hillsborough County, 5.00% due 11/1/2021 (Jail and Storm Water Projects)	AA/A1	2,300,000	2,621,724

Hillsborough County, 5.00% due 11/1/2022 (Jail and Storm Water Projects)	AA/A1	3,005,000	3,410,705

Hillsborough County School Board COP, 5.25% due 7/1/2017 (Insured: Natl-Re)	AA-/Aa2	1,300,000	1,483,781

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2016 (Insured: Syncora)	NR/A3	2,000,000	2,144,500

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2017 (Insured: Syncora)	NR/A3	2,000,000	2,181,960

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2024 (Beach BCA; Insured: Syncora)	NR/A3	4,850,000	5,047,637

Hollywood Water & Sewer, 5.00% due 10/1/2014 (Insured: AGM)	NR/Aa2	1,300,000	1,305,187

Jacksonville Economic Development Commission, 6.00% due 9/1/2017 (Florida Proton Therapy Institute)	NR/NR	3,695,000	4,056,777

JEA, 5.00% due 10/1/2014 pre-refunded 4/1/2014 (Electric System)	NR/NR	2,245,000	2,272,232

JEA, 5.00% due 10/1/2014 (Electric System)	A+/Aa3	4,920,000	4,978,991

JEA, 5.00% due 10/1/2014 pre-refunded 4/1/2014 (Electric System; Insured: AGM)	AA-/Aa3	1,000,000	1,012,130

JEA, 4.00% due 10/1/2016 (Electric System)	A+/Aa3	3,540,000	3,853,007

JEA, 5.00% due 10/1/2018 (Water & Sewer Systems)	AA/Aa2	1,500,000	1,744,635

Kissimmee Utility Authority, 5.25% due 10/1/2016 (Electrical Systems; Insured: AGM)	NR/A1	1,700,000	1,899,393

Manatee County, 5.00% due 10/1/2016 (County Capital Projects)	NR/Aa2	1,000,000	1,119,080

Manatee County, 5.00% due 10/1/2018 (County Capital Projects)	NR/Aa2	2,400,000	2,785,416

Manatee County, 5.00% due 10/1/2021 (County Capital Projects)	NR/Aa2	2,775,000	3,218,528

Marion County Hospital District, 5.00% due 10/1/2015 (Munroe Regional Health Systems)	NR/Baa1	1,000,000	1,061,990

Miami Beach GO, 4.00% due 9/1/2019	AA-/Aa2	2,745,000	3,029,272

Miami Beach GO, 5.00% due 9/1/2020	AA-/Aa2	3,720,000	4,294,145

Miami Beach GO, 4.00% due 9/1/2021	AA-/Aa2	1,015,000	1,096,525

Miami Beach GO, 5.00% due 9/1/2022	AA-/Aa2	1,000,000	1,130,660

Miami-Dade County, 5.00% due 10/1/2014 (Water and Sewer System; Insured: BHAC)	AA+/Aa1	1,070,000	1,107,803

Miami-Dade County, 0% due 10/1/2015 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	3,845,000	3,760,064

Miami-Dade County, 0% due 10/1/2016 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	3,535,000	3,367,724

Miami-Dade County, 0% due 10/1/2017 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	2,435,000	2,239,007

Miami-Dade County, 0% due 10/1/2018 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	5,385,000	4,754,147

Miami-Dade County, 0% due 10/1/2019 (Professional Sports Franchise Facilities; Insured: AGM)	AA-/A1	2,170,000	1,812,514

Miami-Dade County Educational Facilities Authority GO, 5.00% due 4/1/2016 (University of Miami; Insured: AMBAC)	A-/A3	3,000,000	3,241,800

Miami-Dade County Expressway Authority, 5.00% due 7/1/2019 (Insured: AGM)	AA-/A2	7,530,000	8,688,265

Miami-Dade County Expressway Authority, 5.00% due 7/1/2029 pre-refunded 7/1/2014 (Toll System Five-Year Work Program; Insured: Natl-Re)	A/A3	490,000	501,824

Miami-Dade County Expressway Authority, 5.00% due 7/1/2033 pre-refunded 7/1/2014 (Toll System Five-Year Work Program; Insured: Natl-Re)	A/A3	305,000	312,360

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami-Dade County GO, 5.25% due 7/1/2018 (Building Better Communities)	AA/Aa2	5,040,000	5,854,716

Miami-Dade County School Board, 5.00% due 5/1/2014	A/A1	615,000	624,852

Miami-Dade County School Board, 5.00% due 5/1/2014	A/A1	385,000	391,129

Miami-Dade County School Board COP, 5.00% due 10/1/2015 (Insured: AMBAC)	A/A1	1,000,000	1,078,750

Miami-Dade County School Board COP, 5.00% due 5/1/2016 (Insured: Natl-Re)	A/A1	4,065,000	4,468,817

Miami-Dade County School Board COP, 5.00% due 10/1/2016 (Insured: AMBAC)	A/A1	1,000,000	1,115,010

Miami-Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016	A/A1	6,000,000	6,573,060

Miami-Dade County School District GO, 5.375% due 8/1/2015 (Insured: AGM)	AA-/Aa3	5,130,000	5,534,193

Orange County HFA, 5.00% due 10/1/2014 (Orlando Health, Inc.)	A/A3	2,790,000	2,880,396

Orange County HFA, 5.00% due 10/1/2015 (Orlando Health, Inc.)	A/A3	500,000	534,960

Orange County HFA, 6.25% due 10/1/2016 (Orlando Health, Inc.; Insured: Natl-Re)	A/A3	2,310,000	2,468,466

Orange County HFA, 5.00% due 10/1/2017 (Orlando Health, Inc.)	A/A3	1,980,000	2,229,401

Orange County HFA, 5.25% due 10/1/2019 (Orlando Health, Inc.)	A/A3	6,050,000	6,965,365

Orange County HFA, 6.25% due 10/1/2021 (Orlando Health, Inc.; Insured: Natl-Re)	A/A3	1,870,000	2,205,497

Orange County HFA, 5.375% due 10/1/2023 (Orlando Health, Inc.)	A/A3	4,150,000	4,442,450

Orlando and Orange County Expressway Authority, 8.25% due 7/1/2016 (Insured: Natl-Re/FGIC/IBC)	A/A2	3,000,000	3,546,150

Palm Beach County School Board COP, 5.00% due 8/1/2018 (Master Lease Purchase Agreement)	NR/Aa3	800,000	917,616

Palm Beach County School Board COP, 4.00% due 8/1/2019 (Master Lease Purchase Agreement)	NR/Aa3	940,000	1,030,654

Palm Beach County School Board COP, 5.00% due 8/1/2020 (Master Lease Purchase Agreement)	NR/Aa3	1,090,000	1,246,677

Palm Beach County School Board COP, 4.00% due 8/1/2021 (Master Lease Purchase Agreement)	NR/Aa3	3,835,000	4,096,509

Palm Beach County School Board COP, 5.00% due 8/1/2022 (Master Lease Purchase Agreement)	NR/Aa3	1,660,000	1,873,509

Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016 (Master Lease Purchase Agreement)	NR/Aa3	1,300,000	1,435,720

Polk County, 4.00% due 10/1/2020 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,100,000	3,391,586

Polk County, 3.00% due 10/1/2021 (Water and Wastewater Utility Systems; Insured: AGM)	A+/Aa3	3,125,000	3,145,375

Polk County, 5.00% due 10/1/2023 (Water and Wastewater Utility Systems)	A+/Aa3	1,420,000	1,586,935

Putnam County Development Authority PCR, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	10,000,000	11,425,600

Putnam County Development Authority PCR, 5.35% due 3/15/2042 put 5/1/2018 (Seminole Project; Insured: AMBAC)	A-/A3	4,165,000	4,758,762

Reedy Creek Improvement District, 5.00% due 10/1/2014 (Walt Disney World Resort Complex Utility Systems)	A/A1	460,000	475,810

Reedy Creek Improvement District, 5.00% due 10/1/2017 (Walt Disney World Resort Complex Utility Systems)	A/A1	400,000	454,144

Reedy Creek Improvement District, 5.00% due 10/1/2018 (Walt Disney World Resort Complex Utility Systems)	A/A1	755,000	866,899

Reedy Creek Improvement District, 5.00% due 10/1/2021 (Walt Disney World Resort Complex Utility Systems)	A/A1	1,200,000	1,356,168

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Reedy Creek Improvement District, 5.00% due 10/1/2022 (Walt Disney World Resort Complex Utility Systems)	A/A1	625,000	701,238

Reedy Creek Improvement District, 5.00% due 10/1/2023 (Walt Disney World Resort Complex Utility Systems)	A/A1	750,000	833,858

School Board of Alachua County COP, 5.00% due 7/1/2022 (Educational Facilities)	A+/Aa3	1,600,000	1,782,032

School Board of Alachua County COP, 5.00% due 7/1/2023 (Educational Facilities)	A+/Aa3	2,250,000	2,496,847

School Board of Lake County COP, 5.25% due 6/1/2017 (Insured: AMBAC)	A/NR	2,000,000	2,278,740

School Board of Lake County COP, 5.25% due 6/1/2018 (Insured: AMBAC)	A/NR	1,475,000	1,694,598

South Broward Hospital District, 5.00% due 5/1/2020 (Insured: Natl-Re)	AA-/Aa3	7,260,000	7,858,950

South Florida Water Management District COP, 5.00% due 10/1/2015 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	1,000,000	1,075,560

South Florida Water Management District COP, 5.00% due 10/1/2023 (Everglades Restoration Plan; Insured: AMBAC)	AA/Aa3	500,000	551,890

South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)	AA/Aa2	4,985,000	5,537,188

South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)	AA/Aa2	4,610,000	5,261,762

St. John’s County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)	NR/NR	745,000	756,533

St. Petersburg HFA, 5.50% due 11/15/2015 (All Children’s Hospital; Insured: AMBAC)	NR/A1	1,995,000	2,003,519

St. Petersburg HFA, 5.50% due 11/15/2016 (All Children’s Hospital; Insured: AMBAC)	NR/A1	1,980,000	1,988,435

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Miami-Dade County Program)	AA-/Aa3	1,450,000	1,630,670

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2021 (Insured: AGM)	AA-/Aa3	5,000,000	5,637,500

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2022 (Miami-Dade County Program)	AA-/Aa3	2,000,000	2,240,480

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2023 (Miami-Dade County Program)	AA-/Aa3	2,100,000	2,338,707

Sunshine State Governmental Financing Commission, 5.00% due 9/1/2024 (Miami-Dade County Program)	AA-/Aa3	1,725,000	1,884,701

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017	AA+/Aa2	5,615,000	6,465,223

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018	AA+/Aa2	2,890,000	3,378,699

Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019	AA+/Aa2	3,000,000	3,522,000

Tampa BayCare Health Systems, 5.00% due 11/15/2016	NR/Aa2	2,855,000	3,206,736

Tampa BayCare Health Systems, 5.00% due 11/15/2017	NR/Aa2	1,215,000	1,388,927

Tampa Sports Authority, 5.75% due 10/1/2015 (Tampa Bay Arena; Insured: Natl-Re)	A/Baa1	655,000	672,023

University of Central Florida Athletics Association, Inc. COP, 5.00% due 10/1/2016 (Insured: Natl-Re)	A/Baa1	1,640,000	1,731,561

Volusia County Educational Facility Authority, 5.00% due 10/15/2016 (Embry-Riddle; Insured: AGM)	AA-/A2	2,320,000	2,583,830

Volusia County Educational Facility Authority, 4.00% due 10/15/2017 (Embry-Riddle; Insured: AGM)	AA-/A2	1,030,000	1,133,361

Volusia County Educational Facility Authority, 5.00% due 10/15/2018 (Embry-Riddle; Insured: AGM)	AA-/A2	2,075,000	2,385,814

Volusia County Educational Facility Authority, 5.00% due 10/15/2019 (Embry-Riddle; Insured: AGM)	AA-/A2	2,350,000	2,699,868

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Georgia — 2.23%

Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2015 (UGAREF Bolton Commons, LLC)	NR/Aa2	3,575,000	3,702,091

Athens-Clarke County Unified Government Development Authority, 3.00% due 12/15/2015 (UGAREF Coverdell Building, LLC)	NR/Aa2	670,000	700,539

Athens-Clarke County Unified Government Development Authority, 3.00% due 6/15/2016 (UGAREF Bolton Commons, LLC)	NR/Aa2	300,000	315,687

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2017 (UGAREF Bolton Commons, LLC)	NR/Aa2	495,000	541,094

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2019 (UGAREF Bolton Commons, LLC)	NR/Aa2	400,000	456,688

Athens-Clarke County Unified Government Development Authority, 4.00% due 6/15/2020 (UGAREF Bolton Commons, LLC)	NR/Aa2	395,000	426,158

City of Atlanta, 5.50% due 11/1/2014 (Water & Wastewater System; Insured: Natl-Re)	A+/Aa3	3,000,000	3,131,430

City of Atlanta, 5.50% due 11/1/2015 (Water & Wastewater System; Insured: Natl-Re)	A+/Aa3	4,000,000	4,370,400

City of Atlanta, 5.00% due 1/1/2016 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	1,495,000	1,628,399

City of Atlanta, 5.00% due 11/1/2016 (Water & Wastewater System; Insured: AGM)	AA-/Aa3	3,215,000	3,594,370

City of Atlanta, 5.50% due 11/1/2016 (Water & Wastewater System; Insured: Natl-Re)	A+/Aa3	8,215,000	9,295,930

City of Atlanta, 5.25% due 12/1/2016 (Atlantic Station Project; Insured: AGM)	AA-/A3	3,650,000	4,011,459

City of Atlanta, 5.00% due 11/1/2017 (Water & Wastewater System; Insured: AGM)	AA-/Aa3	4,745,000	5,426,714

City of Atlanta, 5.00% due 1/1/2018 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	2,100,000	2,411,640

City of Atlanta, 5.00% due 1/1/2019 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	3,145,000	3,637,193

City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater System)	A+/Aa3	5,650,000	6,830,341

City of Atlanta, 5.00% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	6,000,000	6,935,820

City of Atlanta, 5.25% due 1/1/2020 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	5,000,000	5,834,450

City of Atlanta, 5.00% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	7,000,000	7,898,730

City of Atlanta, 5.50% due 1/1/2021 (Hartsfield-Jackson Atlanta International Airport)	NR/A1	3,525,000	4,202,752

Development Authority of Bartow County, 2.70% due 8/1/2043 put 8/23/2018 (Georgia Power Co. Plant Bowen Project)	A/A3	6,000,000	6,148,320

Development Authority of the City of Milledgeville and Baldwin County, 5.625% due 9/1/2030 pre-refunded 9/1/2014 (Georgia College & State University Foundation Property III, LLC)	AA+/NR	1,280,000	1,339,251

Fulton County Facilities COP, 5.00% due 11/1/2017	AA-/Aa3	8,400,000	9,539,040

Fulton County Facilities COP, 5.00% due 11/1/2019	AA-/Aa3	6,600,000	7,583,862

Georgia Municipal Electric Authority, 6.50% due 1/1/2017	A+/A1	905,000	972,341

Georgia Municipal Gas Authority, 5.00% due 4/1/2014 (Gas Portfolio III)	AA-/A1	3,000,000	3,034,110

Gwinnett County Hospital Authority, 5.00% due 7/1/2023 (Gwinnett Hospital System, Inc.; Insured: AGM)	NR/A2	5,000,000	5,333,650

Gwinnett County School District GO, 4.00% due 10/1/2015 (Educational Capital Building Program)	AAA/Aaa	10,000,000	10,648,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

LaGrange-Troup County Hospital Authority, 5.00% due 7/1/2018 (West Georgia Health Foundation, Inc.)	A+/Aa2	2,500,000	2,686,200

Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)	A/A3	3,000,000	3,024,870

Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)	A-/Baa2	3,845,000	3,877,683

Main Street Natural Gas, Inc., 5.00% due 3/15/2015 (Georgia Gas)	A-/Baa2	2,000,000	2,090,220

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A-/Baa2	5,000,000	5,487,450

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	A/A1	1,635,000	1,763,903

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2022 (South Medical Center)	AA-/Aa2	1,500,000	1,657,920

Guam — 0.37%

Government of Guam, 5.25% due 12/1/2016	BBB+/NR	5,610,000	6,076,584

Government of Guam, 5.25% due 12/1/2017	BBB+/NR	2,000,000	2,182,180

Government of Guam, 5.50% due 12/1/2018	BBB+/NR	3,000,000	3,312,180

Government of Guam, 5.50% due 12/1/2019	BBB+/NR	2,000,000	2,191,280

Guam Government Waterworks Authority, 5.25% due 7/1/2020 (Water & Wastewater System Improvements)	A-/Ba1	300,000	322,521

Guam Government Waterworks Authority, 5.25% due 7/1/2022 (Water & Wastewater System Improvements)	A-/Ba1	1,050,000	1,120,014

Guam Government Waterworks Authority, 5.25% due 7/1/2023 (Water & Wastewater System Improvements)	A-/Ba1	645,000	681,804

Guam Power Authority, 5.00% due 10/1/2019 (Electric Power System; Insured: AGM)	AA-/A2	1,000,000	1,131,350

Guam Power Authority, 5.00% due 10/1/2020 (Electric Power System; Insured: AGM)	AA-/A2	1,500,000	1,690,050

Guam Power Authority, 5.00% due 10/1/2022 (Electric Power System; Insured: AGM)	AA-/A2	5,015,000	5,606,569

Hawaii — 1.24%

City and County of Honolulu GO, 5.00% due 11/1/2019 (Capital Improvement Projects)	NR/Aa1	3,620,000	4,272,396

City and County of Honolulu GO, 5.00% due 11/1/2020 (Capital Improvement Projects)	NR/Aa1	8,265,000	9,732,864

City and County of Honolulu GO, 5.00% due 11/1/2021 (Capital Improvement Projects)	NR/Aa1	2,770,000	3,251,094

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	1,750,000	2,049,582

City and County of Honolulu GO, 5.00% due 11/1/2022 (Capital Improvement Projects)	NR/Aa1	6,695,000	7,841,117

County of Hawaii GO, 4.00% due 9/1/2014 (County Capital Improvement Projects)	AA-/Aa2	1,475,000	1,512,244

State of Hawaii GO, 5.00% due 11/1/2017 (Hawaiian Home Lands Settlement)	AA/Aa2	12,000,000	13,857,480

State of Hawaii GO, 5.00% due 11/1/2018 (Hawaiian Home Lands Settlement)	AA/Aa2	20,000,000	23,434,000

State of Hawaii GO, 5.00% due 12/1/2019 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,535,770

State of Hawaii GO, 5.00% due 12/1/2020 (Hawaiian Home Lands Settlement)	AA/Aa2	2,500,000	2,945,300

State of Hawaii GO, 5.00% due 12/1/2021 (Hawaiian Home Lands Settlement)	AA/Aa2	3,000,000	3,521,430

State of Hawaii GO, 5.00% due 12/1/2022 (Hawaiian Home Lands Settlement)	AA/Aa2	4,000,000	4,616,480

Idaho — 0.28%

Idaho Housing & Finance Association, 3.00% due 8/15/2015	NR/NR	650,000	677,547

Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014	NR/NR	440,000	442,073

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017	NR/NR	1,455,000	1,461,067

University of Idaho, 5.25% due 4/1/2041 put 4/1/2021	A+/Aa3	13,900,000	15,809,999

Illinois — 6.80%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2018 (School District Capital Improvement Program) (State Aid Withholding)	A+/A3	3,000,000	3,324,060

Board of Education of the City of Chicago GO, 5.00% due 12/1/2019 (School District Capital Improvement Program) (State Aid Withholding)	A+/A3	2,000,000	2,174,560

Board of Education of the City of Chicago GO, 0% due 12/1/2020 (Educational Facilities; Insured: BHAC)	AA+/Aa1	12,000,000	9,385,080

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (School District Capital Improvement Program) (State Aid Withholding)	A+/A3	2,500,000	2,709,050

Chicago Housing Authority, 5.00% due 7/1/2015 (Housing Transformation Capital Program; Insured: AGM) (ETM)	AA-/A2	8,460,000	9,045,347

Chicago Housing Authority, 5.00% due 7/1/2016 (Housing Transformation Capital Program; Insured: AGM) (ETM)	AA-/A2	2,000,000	2,219,620

Chicago Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan)	AA+/A1	1,150,000	1,288,575

Chicago Park District GO, 5.00% due 1/1/2018 (Park District Capital Improvement Plan; Insured: Natl-Re)	AA+/A1	700,000	734,076

Chicago School Reform Board of Trustees of the Board of Education GO, 5.25% due 12/1/2021 (School District Capital Improvement Program; Insured: Natl-Re)	A+/A3	1,500,000	1,625,910

Chicago Transit Authority, 5.25% due 6/1/2017 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A2	3,000,000	3,356,430

Chicago Transit Authority, 5.50% due 6/1/2018 (Federal Transit Program-Rail Systems; Insured: AGM)	A/A2	2,500,000	2,860,850

City of Chicago, 5.00% due 11/1/2015 (Water System Extensions & Improvements; Insured: AGM)	AA-/A2	1,050,000	1,128,215

City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission System)	A+/A2	1,475,000	1,577,306

City of Chicago, 5.00% due 1/1/2020 (Insured: AGM)	AAA/A2	1,320,000	1,389,392

City of Chicago, 5.50% due 1/1/2020 (Wastewater Transmission System; Insured: BHAC)	AA+/Aa1	1,250,000	1,403,050

City of Chicago, 6.75% due 6/1/2022 (Pilsen Redevelopment)	NR/NR	5,000,000	5,068,600

City of Chicago, 5.00% due 1/1/2023 (Chicago Midway Airport)	A-/A3	6,215,000	6,863,784

City of Chicago, 5.25% due 1/1/2023 (O’Hare International Airport; Insured: AGM)	AA-/A2	2,000,000	2,097,940

City of Chicago, 5.00% due 1/1/2024 (Chicago Midway Airport)	A-/A3	16,060,000	17,440,839

City of Chicago, 0.25% due 1/1/2034 put 1/2/2014 (Liquidity Facility; SPA: JPMorgan Chase Bank) (daily demand notes)	AAA/A3	49,235,000	49,235,000

City of Chicago Board of Education GO, 6.25% due 1/1/2015 (Insured: Natl-Re)	A/A3	465,000	474,179

City of Chicago Board of Education GO, 5.25% due 12/1/2017 (Chicago School Reform Board; Insured: Natl-Re)	A+/A3	4,100,000	4,596,961

City of Chicago Board of Education GO, 5.00% due 12/1/2018 (Insured: Natl-Re)	A+/A3	1,000,000	1,108,020

City of Chicago Building Acquisition Certificates GO, 5.40% due 1/1/2018 (Parking Facility Improvements; Insured: AGM)	AA-/A2	2,105,000	2,111,778

City of Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re)	A+/A3	2,670,000	2,560,236

City of Chicago GO, 5.44% due 1/1/2018 (Transportation Infrastructure Capital Projects; Insured: Natl-Re)	A+/A3	3,050,000	3,268,410

City of Chicago GO, 5.25% due 1/1/2021 (Public Infrastructure and Facility Improvements)	A+/A3	500,000	527,430

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Chicago O’Hare International Airport, 5.00% due 1/1/2022 (O’Hare Modernization Program)	A-/A2	5,835,000	6,492,896

City of Mount Vernon GO, 4.00% due 12/15/2019 (Various Municipal Capital Improvements; Insured: AGM)	AA-/A2	1,000,000	1,086,210

City of Mount Vernon GO, 4.00% due 12/15/2020 (Various Municipal Capital Improvements; Insured: AGM)	AA-/A2	785,000	841,214

City of Mount Vernon GO, 4.00% due 12/15/2021 (Various Municipal Capital Improvements; Insured: AGM)	AA-/A2	1,640,000	1,720,098

City of Quincy, 5.00% due 11/15/2014 (Blessing Hospital)	A-/A3	1,000,000	1,033,150

City of Quincy, 5.00% due 11/15/2016 (Blessing Hospital)	A-/A3	1,750,000	1,915,585

City of Quincy, 5.00% due 11/15/2017 (Blessing Hospital)	A-/A3	500,000	555,515

City of Waukegan GO, 5.00% due 12/30/2019 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,935,000	2,166,445

City of Waukegan GO, 5.00% due 12/30/2020 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,110,150

City of Waukegan GO, 5.00% due 12/30/2021 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	2,100,000	2,313,612

City of Waukegan GO, 5.00% due 12/30/2022 (Lakehurst Redevelopment Project; Insured: AGM)	NR/A2	1,000,000	1,093,180

Community College District No. 514 GO, 4.25% due 12/1/2015 (Illinois Central College)	AA+/Aa2	2,360,000	2,521,943

Community College District No. 516 GO, 4.50% due 12/15/2020 (Waubonsee Community College)	NR/Aa1	1,325,000	1,483,536

Community College District No. 516 GO, 5.00% due 12/15/2021 (Waubonsee Community College)	NR/Aa1	6,175,000	7,066,979

Community Consolidated School District No. 146 GO, 9.00% due 12/1/2016 (Tinley Park; Insured: Natl-Re)	NR/Aa2	2,500,000	2,933,100

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re)	NR/Baa1	1,090,000	1,013,515

Community Consolidated School District No. 158 GO, 0% due 1/1/2017 (McHenry and Kane Counties; Insured: Natl-Re) (ETM)	NR/Baa1	95,000	91,815

Community Consolidated School District No. 93 GO, 2.00% due 1/1/2017 (Village of Carol Stream)	AA+/NR	370,000	382,021

Community High School District No. 127 GO, 9.00% due 2/1/2014 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	1,925,000	1,938,225

Community High School District No. 127 GO, 9.00% due 2/1/2015 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	1,610,000	1,748,218

Community High School District No. 127 GO, 9.00% due 2/1/2016 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	1,890,000	2,188,601

Community High School District No. 127 GO, 9.00% due 2/1/2017 (Lake County-Grayslake School Bldg.; Insured: AGM)	AAA/A2	2,025,000	2,471,816

Community Unit School District No. 200 GO, 5.25% due 10/1/2023 (DuPage County Educational Facilities; Insured: FSA)	AA-/Aa3	1,000,000	1,092,690

Community Unit School District No. 300 GO, 0% due 12/1/2021 (Kane, McHenry Cook & DeKalb Counties; Insured: AMBAC)	NR/Aa3	2,000,000	1,498,000

Community Unit School District No. 302 GO, 0% due 2/1/2021 (Kane & DeKalb Counties; Insured: Natl-Re)	NR/Aa3	3,165,000	2,458,825

Community Unit School District No. 428 GO, 0% due 1/1/2021 (DeKalb County)	AA-/Aa2	6,140,000	4,762,184

Cook County Community College District No. 508 GO, 5.00% due 12/1/2020 (City Colleges of Chicago)	AA/NR	720,000	819,144

Cook County Community College District No. 508 GO, 5.00% due 12/1/2021 (City Colleges of Chicago)	AA/NR	1,000,000	1,124,100

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Cook County Community College District No. 508 GO, 5.00% due 12/1/2022 (City Colleges of Chicago)	AA/NR	1,250,000	1,386,525

Cook County Community College District No. 508 GO, 5.00% due 12/1/2023 (City Colleges of Chicago)	AA/NR	1,250,000	1,373,013

Cook County Township High School District No. 227 GO, 5.00% due 12/1/2018 (Rich Township Educational Facilities; Insured: AGM)	NR/Aa3	190,000	206,619

County of Cook GO, 5.00% due 11/15/2015 (Capital Improvement Plan; Insured: Natl-Re)	AA/A1	2,000,000	2,162,120

County of Cook GO, 5.00% due 11/15/2019 (Capital improvement Plan)	AA/A1	3,690,000	4,221,729

County of Cook GO, 4.00% due 11/15/2020 (Capital Improvement Plan)	AA/A1	925,000	990,139

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A1	3,590,000	3,989,459

County of Cook GO, 5.00% due 11/15/2020 (Capital Improvement Plan)	AA/A1	2,000,000	2,267,460

County of Cook GO, 4.00% due 11/15/2021 (Capital Improvement Plan)	AA/A1	2,000,000	2,088,940

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A1	5,000,000	5,573,050

County of Cook GO, 5.00% due 11/15/2021 (Capital Improvement Plan)	AA/A1	2,105,000	2,346,254

County of Cook GO, 4.00% due 11/15/2022 (Capital Improvement Plan)	AA/A1	1,000,000	1,019,930

County of Cook GO, 5.00% due 11/15/2022 pre-refunded 5/15/2014 (Capital Improvement Plan; Insured: AMBAC)	NR/A1	480,000	493,421

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan; Insured: AMBAC)	AA/A1	1,020,000	1,042,032

County of Cook GO, 5.00% due 11/15/2022 (Capital Improvement Plan)	AA/A1	1,500,000	1,644,660

County of McHenry, 4.50% due 1/15/2016 (Highway Improvement Plan)	NR/Aaa	1,000,000	1,039,410

County of Winnebago GO, 3.00% due 12/30/2015 (Public Safety)	NR/Aa2	1,035,000	1,084,742

Forest Preserve District of Cook County GO, 5.00% due 11/15/2021	AA/A1	1,500,000	1,697,430

Forest Preserve District of Kane County GO, 5.00% due 12/15/2015 (Insured: Natl-Re)	AA+/Baa1	2,780,000	3,020,692

Illinois Educational Facilities Authority, 4.75% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	AA-/NR	3,030,000	3,298,761

Illinois Educational Facilities Authority, 5.00% due 3/1/2030 put 3/1/2017 (Art Institute of Chicago)	NR/A1	3,000,000	3,289,050

Illinois Educational Facilities Authority, 5.25% due 3/1/2034 put 3/1/2018 (Art Institute of Chicago)	NR/NR	3,500,000	3,907,540

Illinois Educational Facilities Authority, 3.40% due 11/1/2036 put 11/1/2017 (Field Museum of Natural History)	A/NR	1,300,000	1,359,423

Illinois Finance Authority, 5.00% due 2/15/2014 (Alexian Brothers Health Systems)	NR/A2	3,000,000	3,013,290

Illinois Finance Authority, 5.00% due 5/1/2014 (Student Housing)	NR/Baa3	3,895,000	3,927,056

Illinois Finance Authority, 5.00% due 11/1/2014 (Central DuPage Health)	AA/NR	5,000,000	5,180,850

Illinois Finance Authority, 4.00% due 4/1/2015 (Advocate Health Care)	AA/Aa2	3,000,000	3,134,700

Illinois Finance Authority, 5.25% due 5/15/2015 (Resurrection Health Care Corp.)	BBB+/Baa1	1,000,000	1,053,150

Illinois Finance Authority, 5.00% due 10/1/2015 (DePaul University)	NR/A2	1,000,000	1,076,740

Illinois Finance Authority, 5.00% due 11/1/2015 (Central DuPage Health)	AA/NR	5,000,000	5,373,400

Illinois Finance Authority, 5.25% due 12/1/2015 (Columbia College)	BBB+/NR	1,620,000	1,723,486

Illinois Finance Authority, 5.00% due 4/1/2016 (Advocate Health Care)	AA/Aa2	1,250,000	1,367,563

Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College)	BBB+/NR	1,710,000	1,852,067

Illinois Finance Authority, 5.00% due 11/1/2017 (Rush University Medical Center; Insured: Natl-Re)	A/A2	1,000,000	1,108,960

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College)	BBB+/NR	1,395,000	1,533,607

Illinois Finance Authority, 5.50% due 11/1/2018 (Advocate Health Care)	AA/Aa2	1,000,000	1,167,780

Illinois Finance Authority, 5.25% due 5/1/2019 (Educational Advancement Fund, Inc.)	NR/Baa3	4,675,000	4,927,216

Illinois Finance Authority, 5.00% due 4/1/2020 (Advocate Health Care)	AA/Aa2	1,315,000	1,466,343

Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)	AA-/Aa2	1,000,000	1,044,380

Illinois Finance Authority, 2.625% due 2/1/2033 put 8/1/2015 (Peoples Gas Light & Coke Co.)	A/A1	9,500,000	9,768,850

Illinois Finance Authority, 4.30% due 6/1/2035 put 6/1/2016 (Peoples Gas Light & Coke Co.; Insured: AMBAC)	A/A1	2,350,000	2,534,874

Illinois Finance Authority, 3.00% due 7/1/2042 put 5/6/2014 (Prairie Power; Insured: National Rural Utilities Cooperative)	A/NR	16,810,000	16,915,399

Illinois Toll Highway Authority, 5.50% due 1/1/2014 (Insured: AGM)	NR/NR	17,190,000	17,190,000

Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)	AA-/Aa3	5,000,000	5,258,900

Lake County Community High School District No. 127 GO, 7.375% due 2/1/2020 (Grayslake; Insured: Syncora)	AAA/NR	1,000,000	1,267,440

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re) (ETM)	A/NR	3,475,000	3,418,288

Metropolitan Pier & Exposition Authority, 0% due 6/15/2016 (McCormick Place Expansion; Insured: Natl-Re)	A/Baa1	8,245,000	7,949,664

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2020 (McCormick Place Expansion)	AAA/NR	4,000,000	4,567,160

Metropolitan Water Reclamation District of Greater Chicago GO, 4.00% due 12/1/2014 (Capital Improvements)	AAA/Aa1	2,500,000	2,586,200

Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019	A/NR	22,000,000	24,948,440

Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019	A/NR	6,780,000	7,731,505

Regional Transportation Authority GO, 6.25% due 7/1/2014 (Insured: Natl-Re)	AA/Aa3	3,500,000	3,602,655

Sangamon County Community Unit School District No. 5, 5.00% due 1/1/2015 (Insured: AGM)	AA-/NR	2,210,000	2,308,853

School District No. 112 GO, 4.00% due 1/1/2014 (Lake County-North Shore)	NR/NR	1,145,000	1,145,000

School District No. 122 GO, 0% due 1/1/2016 (Winnebago County-Harlem-Loves Park; Insured: AGM)	NR/A2	2,000,000	1,952,720

School District No. 97 GO, 9.00% due 12/1/2018 (Village of Oak Park; Insured: Natl-Re)	NR/Aa2	4,000,000	5,258,200

Southwestern Illinois Development Authority, 5.125% due 8/15/2016 (Anderson Hospital)	BBB-/Baa3	915,000	972,343

St. Charles Community Unit School District No. 303 GO, 5.00% due 1/1/2014 (City of St. Charles & Village of Valley View; Insured: AGM)	NR/NR	6,750,000	6,750,000

State of Illinois, 3.50% due 6/15/2014 (Build Illinois Bond Retirement & Interest Fund)	AAA/A3	6,455,000	6,552,341

State of Illinois, 5.00% due 6/15/2016 (Build Illinois Bond Retirement & Interest Fund)	AAA/NR	3,500,000	3,875,375

Town of Cicero Cook County GO, 5.25% due 1/1/2019 (Economic Redevelopment; Insured: Syncora)	NR/NR	6,140,000	6,263,537

Town of Cicero Cook County GO, 5.00% due 12/1/2019 (Economic Redevelopment)	A+/NR	1,070,000	1,176,347

University of Illinois Board of Trustees COP, 5.00% due 10/1/2019 (Insured: AGM)	AA-/Aa3	2,000,000	2,196,620

Village of Bolingbrook, DuPage and Will Counties GO, 0% due 1/1/2016 (Insured: Natl-Re)	NR/Aa3	1,500,000	1,406,205

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Village of Bolingbrook, DuPage and Will Counties GO, 0% due 1/1/2017 (Insured: Natl-Re)	NR/Aa3	1,915,000	1,702,301

Village of Bolingbrook, DuPage and Will Counties GO, 0% due 1/1/2017 pre-refunded 1/1/2015 (Insured: Natl-Re)	NR/Aa3	85,000	77,023

Village of Broadview, 5.375% due 7/1/2015	NR/NR	2,325,000	2,329,348

Village of Downers Grove GO, 3.00% due 1/1/2017	AAA/NR	970,000	1,017,482

Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)	A/Baa1	1,190,000	1,214,443

Village of Skokie GO, 5.00% due 12/1/2014	NR/Aaa	565,000	588,397

Village of Tinley Park GO, 4.00% due 12/1/2022	AA+/NR	625,000	662,294

Will County Community High School District No. 210 GO, 5.00% due 1/1/2015 (Lincoln-Way School Building; Insured: Natl-Re) (ETM)	NR/Aa2	750,000	785,633

Will County Community High School District No. 210 GO, 5.00% due 1/1/2015 (Lincoln-Way School Building; Insured: Natl-Re/FGIC)	NR/Aa2	250,000	261,518

Will County Valley View Community Unit School District No. 365 GO, 0% due 11/1/2018 (Insured: AGM)	AA/Aa2	3,370,000	3,022,519

Indiana — 3.47%

Allen County Jail Building Corp., 5.00% due 10/1/2014 (Insured: Syncora)	NR/Aa2	1,000,000	1,022,340

Allen County Jail Building Corp., 5.00% due 10/1/2015 (Insured: Syncora)	NR/Aa2	1,480,000	1,592,228

Allen County Jail Building Corp., 5.00% due 10/1/2016 (Insured: Syncora)	NR/Aa2	1,520,000	1,657,393

Allen County Redevelopment District, 5.00% due 11/15/2016	NR/A2	1,000,000	1,071,530

Avon Community School Building Corp., 5.00% due 7/15/2017 (Insured: AMBAC) (State Aid Withholding)	A/NR	2,500,000	2,822,825

Board of Trustees for the Vincennes University, 3.00% due 6/1/2014	NR/Aa3	1,000,000	1,009,910

Board of Trustees for the Vincennes University, 3.00% due 6/1/2015	NR/Aa3	1,000,000	1,031,810

Board of Trustees for the Vincennes University, 4.00% due 6/1/2018	NR/Aa3	1,000,000	1,097,670

Board of Trustees for the Vincennes University, 5.00% due 6/1/2020	NR/Aa3	1,000,000	1,148,890

Brownsburg 1999 School Building Corp., 5.00% due 7/15/2018 (Harris Education Center and East Middle School; Insured: AGM) (State Aid Withholding)	AA+/NR	3,430,000	3,663,549

Brownsburg 1999 School Building Corp., 5.00% due 8/1/2018 (Cardinal, Delaware Trail, White Lick Elementary & Brownsburg Junior High Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	1,475,000	1,574,268

Brownsburg 1999 School Building Corporation, 5.00% due 8/1/2017 (Cardinal, Delaware Trail, White Lick Elementary & Brownsburg Junior High Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	1,000,000	1,067,960

City of Carmel Redevelopment Authority, 3.00% due 2/1/2014 (Road and Intersection Improvements)	AA+/NR	965,000	967,084

City of Carmel Redevelopment Authority, 3.00% due 8/1/2014 (Road and Intersection Improvements)	AA+/NR	915,000	928,606

City of Carmel Redevelopment Authority, 0% due 2/1/2015 (Performing Arts Center)	AA+/Aa1	1,575,000	1,566,668

City of Carmel Redevelopment Authority, 4.00% due 2/1/2015 (Road and Intersection Improvements)	AA+/NR	990,000	1,027,076

City of Carmel Redevelopment Authority, 4.00% due 8/1/2015 (Road and Intersection Improvements)	AA+/NR	975,000	1,027,367

City of Carmel Redevelopment Authority, 5.00% due 8/1/2021 (Road and Intersection Improvements)	AA+/NR	2,405,000	2,732,850

City of Carmel Redevelopment Authority, 5.00% due 8/1/2022 (Road and Intersection Improvements)	AA+/NR	2,510,000	2,838,835

City of Carmel Redevelopment District COP, 5.75% due 7/15/2022 (CFP Energy Center, LLC Installment Purchase Agreement)	NR/NR	3,945,000	4,132,940

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Carmel Redevelopment Authority, 4.25% due 7/1/2015 (Hazel Dell Parkway & Pennsylvania Street Economic Development Area Roadways; Insured: Natl-Re)	NR/A2	600,000	611,280

City of Fort Wayne, 4.25% due 8/1/2014 (Sewer Works Improvements)	NR/Aa3	1,745,000	1,785,484

City of Fort Wayne, 2.00% due 12/1/2014 (Waterworks Utility Improvements)	NR/Aa3	925,000	939,624

City of Fort Wayne, 4.25% due 8/1/2015 (Sewer Works Improvements)	NR/Aa3	1,780,000	1,886,444

City of Fort Wayne, 2.00% due 12/1/2015 (Waterworks Utility Improvements)	NR/Aa3	1,145,000	1,178,308

City of Fort Wayne, 2.00% due 12/1/2016 (Waterworks Utility Improvements)	NR/Aa3	1,160,000	1,196,923

City of Fort Wayne, 2.00% due 12/1/2017 (Waterworks Utility Improvements)	NR/Aa3	1,175,000	1,205,233

City of Rockport PCR, 6.25% due 6/1/2025 put 6/2/2014 (Indiana Michigan Power Co. Project)	BBB/Baa2	4,100,000	4,189,585

City of Rockport PCR, 6.25% due 6/1/2025 put 6/2/2014 (Indiana Michigan Power Co. Project)	BBB/Baa2	1,000,000	1,021,850

City of Whiting, 5.00% due 1/1/2016 (BP Products North America, Inc.)	A/A2	5,375,000	5,829,886

Clay Multiple School Building Corp., 4.00% due 7/15/2015 (State Aid Withholding)	AA+/NR	1,000,000	1,048,120

Clay Multiple School Building Corp., 5.00% due 7/15/2016 (State Aid Withholding)	AA+/NR	1,295,000	1,424,345

Clay Multiple School Building Corp., 5.00% due 1/15/2017 (State Aid Withholding)	AA+/NR	1,000,000	1,112,760

Crown Point Multi-School Building Corp., 0% due 1/15/2016 (Crown Point Community School Corp.; Insured: Natl-Re) (State Aid Withholding)	A/Baa1	5,685,000	5,586,422

Duneland School Building Corp., 0% due 2/1/2020 (State Aid Withholding)	A/NR	2,970,000	2,418,501

Duneland School Building Corp., 0% due 8/1/2020 (State Aid Withholding)	A/NR	3,470,000	2,762,259

Duneland School Building Corp., 0% due 2/1/2021 (State Aid Withholding)	A/NR	2,770,000	2,126,668

Duneland School Building Corp., 0% due 8/1/2021 (State Aid Withholding)	A/NR	3,270,000	2,446,876

Evansville Vanderburgh Public Library Leasing Corp., 5.00% due 7/15/2014 (Insured: AMBAC) (ETM)	A+/NR	505,000	518,125

Evansville Vanderburgh Public Library Leasing Corp., 5.00% due 7/15/2015 (Insured: AMBAC) (ETM)	A+/NR	1,000,000	1,071,080

Fort Wayne Community Schools GO, 1.00% due 1/15/2014 (Renewal, Restoration & Safety Project) (State Aid Withholding)	AA+/NR	1,700,000	1,700,493

Fort Wayne Community Schools GO, 1.00% due 7/15/2014 (Renewal, Restoration & Safety Project) (State Aid Withholding)	AA+/NR	1,600,000	1,606,272

Fort Wayne Community Schools GO, 1.00% due 1/15/2015 (Renewal, Restoration & Safety Project) (State Aid Withholding)	AA+/NR	1,500,000	1,510,650

GCS School Building Corp. One, 5.00% due 1/15/2014 (Goshen Community Schools; Insured: AGM) (State Aid Withholding)	AA+/A2	760,000	761,398

Hammond Multi-School Building Corp., 5.00% due 1/15/2014 (Insured: Natl-Re) (State Aid Withholding)	AA+/Baa1	1,000,000	1,001,840

Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)	NR/A3	1,545,000	1,714,996

Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)	NR/A3	5,000,000	5,545,900

Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)	AA/NR	1,300,000	1,479,101

Indiana Finance Authority, 5.00% due 11/1/2014 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,000,000	1,038,830

Indiana Finance Authority, 5.00% due 5/1/2015 (Parkview Health Systems)	A+/A1	1,500,000	1,588,200

Indiana Finance Authority, 4.90% due 1/1/2016 (Indiana Power & Light Co.)	BBB+/A3	11,650,000	12,484,955

Indiana Finance Authority, 5.00% due 5/1/2016 (Parkview Health Systems)	A+/A1	3,090,000	3,398,475

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Indiana Finance Authority, 5.00% due 7/1/2016 (Forensic & Health Science; Insured: Natl-Re) (ETM)	AA+/Aa1	1,030,000	1,142,837

Indiana Finance Authority, 5.00% due 9/15/2016 (Marian University Health Sciences)	BBB-/NR	1,500,000	1,561,065

Indiana Finance Authority, 5.00% due 5/1/2017 (Parkview Health Systems)	A+/A1	1,000,000	1,116,490

Indiana Finance Authority, 5.00% due 9/15/2017 (Marian University Health Sciences)	BBB-/NR	1,940,000	2,029,900

Indiana Finance Authority, 4.00% due 5/1/2018 (Community Health Network)	A/A2	2,820,000	3,063,986

Indiana Finance Authority, 5.25% due 7/1/2018 (Wabash Correctional Facilities)	AA+/Aa1	1,000,000	1,166,860

Indiana Finance Authority, 5.25% due 7/1/2018 (Rockville Correctional Facilities) (ETM)	AA+/Aa1	2,150,000	2,539,644

Indiana Finance Authority, 5.00% due 9/15/2018 (Marian University Health Sciences)	BBB-/NR	1,790,000	1,869,100

Indiana Finance Authority, 5.00% due 11/1/2018 (Indianapolis Airport)	AA+/Aa2	2,750,000	3,181,667

Indiana Finance Authority, 5.00% due 11/1/2018 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	1,250,000	1,442,850

Indiana Finance Authority, 5.00% due 5/1/2019 (Community Health Network)	A/A2	1,385,000	1,575,881

Indiana Finance Authority, 5.00% due 9/15/2019 (Marian University Health Sciences)	BBB-/NR	1,250,000	1,289,950

Indiana Finance Authority, 5.00% due 3/1/2020 (Indiana University Health System)	AA-/Aa3	5,000,000	5,659,250

Indiana Finance Authority, 5.00% due 5/1/2020 (Community Health Network)	A/A2	860,000	975,309

Indiana Finance Authority, 5.00% due 9/15/2020 (Marian University Health Sciences)	BBB-/NR	2,245,000	2,281,908

Indiana Finance Authority, 5.00% due 3/1/2021 (Indiana University Health System)	AA-/Aa3	9,880,000	11,032,008

Indiana Finance Authority, 5.00% due 5/1/2021 (Community Health Network)	A/A2	2,250,000	2,532,128

Indiana Finance Authority, 5.00% due 9/15/2021 (Marian University Health Sciences)	BBB-/NR	2,320,000	2,321,299

Indiana Finance Authority, 5.00% due 3/1/2022 (Indiana University Health System)	AA-/Aa3	3,240,000	3,549,226

Indiana Finance Authority, 5.00% due 5/1/2022 (Community Health Network)	A/A2	1,230,000	1,372,065

Indiana Finance Authority, 5.00% due 5/1/2022 (Parkview Regional Medical Center)	A+/A1	1,135,000	1,257,398

Indiana Health Facility Financing Authority, 5.00% due 10/1/2027 put 6/1/2017 (Ascension Health)	NR/Aa3	7,100,000	8,044,655

Indianapolis Local Public Improvement Bond Bank, 6.75% due 2/1/2014 (Circle Centre) (partial ETM)	A/NR	365,000	366,931

Indianapolis Local Public Improvement Bond Bank, 5.00% due 1/1/2015 (Waterworks System; Insured: Natl-Re)	A+/A2	1,000,000	1,045,140

Indianapolis Local Public Improvement Bond Bank, 5.00% due 7/1/2015 (Waterworks System; Insured: Natl-Re)	A+/A2	1,000,000	1,066,850

Indianapolis Local Public Improvement Bond Bank, 5.00% due 7/1/2016 (Wishard Complex-Myers Special Care Center Building; Insured: Natl-Re)	AA+/Aa1	1,030,000	1,097,094

IPS (Indianapolis Public Schools) Multi-School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re)	AA/Baa1	5,000,000	5,536,600

IPS (Indianapolis Public Schools) Multi-School Building Corp., 5.50% due 7/15/2015 (Insured: Natl-Re)	AA/Baa1	1,690,000	1,821,634

Ivy Tech Community College, 4.00% due 7/1/2014	AA-/NR	1,500,000	1,527,015

Knox Middle School Building Corp., 0% due 1/15/2020 (Insured: Natl-Re) (State Aid Withholding)	A/Baa1	1,295,000	1,056,642

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,096,800

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2019 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,680,000	1,930,421

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,345,000	1,462,835

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2020 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,170,000	1,339,673

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,340,388

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2021 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,250,000	1,413,713

Lake Central Multi-District School Building Corp., 4.00% due 1/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,455,000	1,533,061

Lake Central Multi-District School Building Corp., 5.00% due 7/15/2022 (Educational Facilities) (State Aid Withholding)	AA+/A2	1,000,000	1,125,510

Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/Baa1	605,000	613,234

Madison Schools Lydia Middleton Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)	AA+/Baa1	1,250,000	1,322,675

Metropolitan School District of Pike Township GO, 3.00% due 1/15/2017 (College Park Ancillary Rooms) (State Aid Withholding)	AA+/NR	2,115,000	2,257,107

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding) (ETM)	A/Baa1	870,000	892,611

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding)	A/Baa1	265,000	271,418

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)	A/Baa1	870,000	931,840

Mount Vernon of Hancock County Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding)	A/Baa1	270,000	288,006

MSD of Warren Township Vision 2005 School Building Corp., 5.00% due 7/10/2015 pre-refunded 1/10/2015 (Insured: Natl-Re) (State Aid Withholding)	AA+/Baa1	2,895,000	3,035,581

Noblesville Building Corp., 5.00% due 7/15/2023 (Fire Stations Nos. 5 & 6; Insured: Natl-Re)	AA/Baa1	1,570,000	1,603,096

Noblesville Multi-School Building Corp., 5.00% due 7/15/2015 pre-refunded 1/15/2015 (Insured: Natl-Re) (State Aid Withholding)	AA+/Baa1	1,760,000	1,846,574

Noblesville Redevelopment Authority, 5.00% due 8/1/2016 (146th Street Extension A)	AA/NR	1,660,000	1,834,881

Perry Township Multischool Building Corp., 5.00% due 7/10/2014 (Educational Facilities; Insured: AGM) (State Aid Withholding)	NR/Aa2	2,130,000	2,181,993

Perry Township Multischool Building Corp., 4.00% due 1/15/2018 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,095,900

Perry Township Multischool Building Corp., 3.00% due 1/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,045,260

Perry Township Multischool Building Corp., 4.00% due 7/10/2019 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,093,270

Perry Township Multischool Building Corp., 5.00% due 7/10/2020 (Educational Facilities) (State Aid Withholding)	AA+/NR	2,090,000	2,385,672

Perry Township Multischool Building Corp., 5.00% due 7/10/2021 (Educational Facilities) (State Aid Withholding)	AA+/NR	1,000,000	1,132,720

Pike Township Multi-School Building Corp., 4.00% due 1/15/2017 (Metropolitan School District of Pike Township) (State Aid Withholding)	AA+/NR	1,080,000	1,184,944

Plainfield Community High School Building Corp., 5.00% due 1/15/2015 (Insured: Natl-Re)	AA+/Baa1	1,445,000	1,511,918

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Bend Community School Building Corp., 5.00% due 7/15/2016 (Insured: Natl-Re) (State Aid Withholding)	AA+/Baa1	1,785,000	1,979,315

West Clark School Building Corp., 5.25% due 1/15/2014 (Insured: Natl-Re)	AA+/Baa1	1,335,000	1,337,603

Westfield Washington Multi-School Building Corp., 5.00% due 7/15/2015 pre-refunded 1/15/2015 (Insured: AGM) (State Aid Withholding)	AA-/A2	540,000	566,330

Westfield Washington Multi-School Building Corp., 5.00% due 7/15/2015 (Insured: AGM) (State Aid Withholding)	AA-/A2	370,000	386,772

Zionsville Community Schools Building Corp., 5.00% due 7/15/2019 (Insured: AGM) (State Aid Withholding)	AA-/A2	1,100,000	1,263,966

Iowa — 0.54%

Des Moines Independent Community School District, 4.00% due 6/1/2019 (School Infrastructure; Insured: AGM)	AA-/A2	3,870,000	4,262,611

Des Moines Independent Community School District, 4.00% due 6/1/2020 (School Infrastructure; Insured: AGM)	AA-/A2	3,990,000	4,352,412

Des Moines Independent Community School District, 4.00% due 6/1/2021 (School Infrastructure; Insured: AGM)	AA-/A2	4,125,000	4,398,487

Des Moines Independent Community School District, 4.00% due 6/1/2022 (School Infrastructure; Insured: AGM)	AA-/A2	2,140,000	2,247,364

Iowa Finance Authority, 5.00% due 2/15/2014 (Iowa Health System; Insured: AGM)	NR/Aa3	2,500,000	2,513,700

Iowa Finance Authority, 5.00% due 2/15/2015 (Iowa Health System; Insured: AGM)	NR/Aa3	2,100,000	2,200,443

Iowa Finance Authority, 5.00% due 2/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,737,232

Iowa Finance Authority, 5.00% due 8/15/2016 (Iowa Health System; Insured: AGM)	NR/Aa3	1,500,000	1,655,415

Iowa Finance Authority, 5.00% due 2/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	1,600,000	1,786,672

Iowa Finance Authority, 5.00% due 8/15/2017 (Iowa Health System; Insured: AGM)	NR/Aa3	990,000	1,119,007

Iowa Finance Authority, 5.00% due 2/15/2018 (Iowa Health System; Insured: AGM)	NR/Aa3	1,405,000	1,599,031

Iowa Finance Authority, 5.00% due 7/1/2022 (Genesis Health System)	NR/A1	1,735,000	1,910,200

Iowa Finance Authority, 5.00% due 7/1/2023 (Genesis Health System)	NR/A1	2,000,000	2,181,580

Iowa Finance Authority, 5.00% due 7/1/2024 (Genesis Health System)	NR/A1	2,350,000	2,532,313

State of Iowa, 5.00% due 6/1/2014 (IJOBS Program)	AA/Aa2	500,000	510,105

Kansas — 0.10%

Kansas Development Finance Authority, 5.00% due 11/1/2015 (State Capitol, School of Pharmacy and Wildlife & Parks Projects)	AA/Aa2	2,605,000	2,819,470

Kansas Development Finance Authority, 5.00% due 5/1/2018 (University of Kansas Housing System Project; Insured: AMBAC)	AA-/Aa3	1,400,000	1,480,906

Leavenworth County GO, 3.00% due 3/1/2014 (KTA and KDOT Loans)	AA-/NR	1,000,000	1,004,480

Leavenworth County GO, 4.00% due 3/1/2015 (KTA and KDOT Loans)	AA-/NR	1,040,000	1,083,243

Kentucky — 0.54%

Jefferson County School District Finance Corp., 5.25% due 1/1/2016 (Insured: AGM)	AA-/Aa2	2,145,000	2,345,257

Kentucky Economic DFA, 0% due 10/1/2019 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	5,000,000	4,129,300

Kentucky Economic DFA, 0% due 10/1/2020 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	9,600,000	7,473,024

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	2,885,000	2,088,509

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kentucky Economic DFA, 0% due 10/1/2023 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	4,195,000	2,656,190

Kentucky Economic DFA, 5.00% due 5/1/2039 put 11/11/2014 (Catholic Health Initiatives)	A+/A1	5,500,000	5,717,085

Kentucky Municipal Power Agency, 4.00% due 9/1/2015 (Insured: AGM)	AA-/A2	2,955,000	3,120,480

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2014 (Eastern State Hospital)	A+/Aa3	1,000,000	1,019,060

Lexington-Fayette Urban County Government Public Facilities Corp., 5.00% due 6/1/2022 (Eastern State Hospital)	A+/Aa3	6,165,000	6,796,790

Louisiana — 2.93%

City of Bossier, 4.00% due 12/1/2018 (Public Improvements; Insured: AGM)	AA-/Aa3	2,020,000	2,234,989

City of Bossier, 4.50% due 12/1/2021 (Public Improvements; Insured: AGM)	AA-/Aa3	2,240,000	2,483,443

City of Lafayette, 4.00% due 11/1/2016 (Utilities System Improvements)	A+/A1	1,395,000	1,519,364

City of Lafayette, 5.00% due 11/1/2019 (Utilities System Improvements)	A+/A1	1,000,000	1,159,150

City of Monroe, 5.00% due 3/1/2017 pre-refunded 3/1/2015 (Garrett Road Economic Development; Insured: Radian)	NR/NR	1,505,000	1,561,287

City of New Orleans GO, 5.00% due 10/1/2016 (Audubon Park Aquarium)	A/NR	2,380,000	2,611,645

City of New Orleans GO, 4.00% due 10/1/2018 (Audubon Park Aquarium; Insured: AGM)	AA-/NR	1,110,000	1,196,991

City of New Orleans GO, 5.00% due 12/1/2019 (Public Improvements; Insured: AGM)	BBB+/A3	3,080,000	3,497,894

City of New Orleans GO, 5.00% due 12/1/2020 (Public Improvements; Insured: AGM)	BBB+/A3	3,250,000	3,656,185

City of New Orleans GO, 5.00% due 12/1/2021 (Public Improvements; Insured: AGM)	BBB+/A3	5,700,000	6,340,281

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2021 (Roads, Bridges & Drainage Works)	A/NR	1,990,000	2,091,948

Consolidated Sales Tax District A of the Parish of LaFourche, 4.00% due 3/1/2022 (Roads, Bridges & Drainage Works)	A/NR	1,545,000	1,597,453

East Baton Rouge Sewer Commission, 5.00% due 2/1/2014 (Wastewater System Improvements)	AA-/Aa3	1,000,000	1,003,940

East Baton Rouge Sewer Commission, 5.00% due 2/1/2018 (Wastewater System Improvements; Insured: AGM)	AA-/Aa3	3,000,000	3,269,400

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2020 (Convention Center)	NR/A2	1,000,000	1,134,720

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2021 (Convention Center)	NR/A2	780,000	874,052

Ernest N. Morial New Orleans Exhibition Hall Authority, 5.00% due 7/15/2022 (Convention Center)	NR/A2	1,000,000	1,112,250

Jefferson Sales Tax District Parish of Jefferson, 5.00% due 12/1/2018 (Sewerage Capital Project; Insured: AGM)	AA-/A2	2,000,000	2,297,580

Louisiana Citizens Property Insurance Corp., 5.00% due 6/1/2015 (Insured: AMBAC)	A-/A3	10,265,000	10,856,264

Louisiana Energy & Power Authority, 5.00% due 1/1/2020 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,130,160

Louisiana Energy & Power Authority, 5.00% due 1/1/2021 (Rodemacher Unit No. 2 Power)	A-/A3	1,000,000	1,117,400

Louisiana Energy & Power Authority, 5.00% due 6/1/2022 (LEPA Unit No. 1 Power; Insured: AGM)	AA-/A2	1,000,000	1,115,930

Louisiana Energy & Power Authority, 5.00% due 1/1/2023 (Rodemacher Unit No. 2 Power)	A-/A3	1,415,000	1,555,863

Louisiana Energy & Power Authority, 5.00% due 6/1/2023 (LEPA Unit No. 1 Power; Insured: AGM)	AA-/A2	750,000	834,225

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2014 (Community and Technical Colleges Facilities and SIS System; Insured: AGM)	AA-/A1	1,500,000	1,539,300

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2015 (Independence Stadium)	A/NR	1,000,000	1,043,890

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2016 (Independence Stadium)	A/NR	1,000,000	1,077,220

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2016 (Town of Vinton Public Power Authority; Insured: AGM)	AA-/NR	1,000,000	1,068,200

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2017 (Independence Stadium)	A/NR	1,265,000	1,390,577

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 10/1/2017 (Town of Vinton Public Power Authority; Insured: AGM)	AA-/NR	1,000,000	1,079,020

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 3/1/2018 (Independence Stadium)	A/NR	1,000,000	1,116,690

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2018 (Town of Vinton Public Power Authority; Insured: AGM)	AA-/NR	1,000,000	1,105,050

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2018 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	2,655,000	2,937,147

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.50% due 10/1/2019 (Town of Vinton Public Power Authority; Insured: AGM)	AA-/NR	1,000,000	1,097,450

Louisiana Local Govt Environmental Facilities & Community Development Authority, 4.00% due 12/1/2019 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,310,000	1,435,262

Louisiana Local Govt Environmental Facilities & Community Development Authority, 5.00% due 12/1/2020 (Bossier Parish Community College - Campus Facilities, Inc. Project)	AA-/NR	1,200,000	1,372,548

Louisiana Offshore Terminal Authority, 5.00% due 10/1/2018 (Deepwater Oil Port-Loop LLC)	BBB/NR	22,000,000	24,667,720

Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC)	BBB/A3	5,000,000	5,088,950

Louisiana Offshore Terminal Authority, 2.20% due 10/1/2040 put 10/1/2017 (Deepwater Oil Port-Loop LLC)	BBB/NR	6,000,000	5,997,720

Louisiana Public Facilities Authority, 5.00% due 5/15/2014 (Ochsner Clinic Foundation)	NR/Baa1	1,000,000	1,014,340

Louisiana Public Facilities Authority, 5.00% due 5/15/2015 (Ochsner Clinic Foundation)	NR/Baa1	1,825,000	1,913,768

Louisiana Public Facilities Authority, 5.75% due 7/1/2015 (Franciscan Missionaries of Our Lady Health System; Insured: AGM)	AA-/A2	1,325,000	1,417,856

Louisiana Public Facilities Authority, 2.875% due 11/1/2015 (Entergy Gulf States)	A-/A3	2,500,000	2,563,400

Louisiana Public Facilities Authority, 5.00% due 5/15/2016 (Ochsner Clinic Foundation)	NR/Baa1	1,000,000	1,078,040

Louisiana Public Facilities Authority, 5.00% due 5/15/2017 (Ochsner Clinic Foundation)	NR/Baa1	1,035,000	1,134,526

Louisiana Public Facilities Authority, 5.00% due 5/15/2018 (Ochsner Clinic Foundation)	NR/Baa1	2,000,000	2,192,700

Louisiana State Office Facilities Corp., 3.75% due 3/1/2015 (State Capitol)	AA-/Aa3	5,000,000	5,187,600

Louisiana State Office Facilities Corp., 5.00% due 5/1/2015 (State Capitol)	NR/Aa3	2,830,000	2,997,451

Louisiana State Office Facilities Corp., 5.00% due 5/1/2016 (State Capitol)	NR/Aa3	1,000,000	1,096,480

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Louisiana State Office Facilities Corp., 5.00% due 5/1/2018 (State Capitol)	NR/Aa3	2,500,000	2,862,025

Louisiana State Office Facilities Corp., 5.00% due 5/1/2021 (State Capitol)	NR/Aa3	4,595,000	5,140,289

Parish of LaFourche, 5.00% due 1/1/2019 (Roads, Highways & Bridges)	A/NR	595,000	678,318

Parish of LaFourche, 5.00% due 1/1/2022 (Roads, Highways & Bridges)	A/NR	415,000	468,606

Parish of LaFourche, 5.00% due 1/1/2023 (Roads, Highways & Bridges)	A/NR	515,000	578,427

Parish of Orleans School District GO, 5.00% due 9/1/2016 (Insured: AGM)	AA-/Aa3	4,500,000	4,958,145

Parish of Orleans School District GO, 5.00% due 9/1/2018 (Insured: AGM)	AA-/Aa3	4,800,000	5,458,128

Parish of Orleans School District GO, 5.00% due 9/1/2020 (Insured: AGM)	AA-/Aa3	3,840,000	4,361,088

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2019	BBB+/NR	1,005,000	1,107,661

Parish of Plaquemines Law Enforcement District GO, 5.00% due 9/1/2021	BBB+/NR	1,115,000	1,187,642

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	14,000,000	13,791,120

Parish of St. Tammany Sales Tax District No. 3, 5.00% due 6/1/2017 pre-refunded 6/1/2016 (Public Works, Improvements and Facilities; Insured: CIFG)	AA-/NR	1,405,000	1,570,312

Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2014 (Terrebonne General Medical Center)	A+/A2	800,000	806,208

Parish of Terrebonne Hospital Service District No. 1, 4.00% due 4/1/2015 (Terrebonne General Medical Center)	A+/A2	575,000	594,947

Parish of Terrebonne Parish Hospital Service District No. 1, 4.00% due 4/1/2017 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,068,480

Parish of Terrebonne Parish Hospital Service District No. 1, 5.00% due 4/1/2018 (Terrebonne General Medical Center)	A+/A2	1,000,000	1,115,580

Parish of Terrebonne Parish Hospital Service District No. 1, 5.00% due 4/1/2019 (Terrebonne General Medical Center)	A+/A2	1,810,000	2,013,842

Parish of Terrebonne Parish Hospital Service District No. 1, 5.00% due 4/1/2021 (Terrebonne General Medical Center)	A+/A2	2,320,000	2,530,424

Regional Transit Authority, 0% due 12/1/2015 (Streetcar Rail Lines; Insured: Natl-Re)	A/NR	3,085,000	2,871,210

Regional Transit Authority, 5.00% due 12/1/2017 (Streetcar Rail Lines; Insured: AGM)	AA-/Aa3	755,000	861,213

Regional Transit Authority, 5.00% due 12/1/2019 (Streetcar Rail Lines; Insured: AGM)	AA-/Aa3	1,000,000	1,153,700

Regional Transit Authority, 5.00% due 12/1/2021 (Streetcar Rail Lines; Insured: AGM)	AA-/Aa3	1,000,000	1,125,930

Regional Transit Authority, 5.00% due 12/1/2022 (Streetcar Rail Lines; Insured: AGM)	AA-/Aa3	1,110,000	1,233,354

State of Louisiana GO, 5.00% due 8/1/2017 (Insured: Natl-Re)	AA/Aa2	4,000,000	4,297,240

Maine — 0.33%

Maine Finance Authority, 3.80% due 11/1/2015 (Waste Management, Inc.)	A-/NR	3,440,000	3,579,320

Maine Governmental Facilities Authority, 5.00% due 10/1/2020 (Augusta and Machias Courthouses)	AA-/Aa3	1,245,000	1,443,229

Maine Governmental Facilities Authority, 5.00% due 10/1/2021 (Augusta and Machias Courthouses)	AA-/Aa3	1,315,000	1,517,720

Maine Governmental Facilities Authority, 5.00% due 10/1/2022 (Augusta and Machias Courthouses)	AA-/Aa3	1,175,000	1,350,968

Maine Governmental Facilities Authority, 5.00% due 10/1/2023 (Augusta and Machias Courthouses)	AA-/Aa3	1,445,000	1,655,118

Maine Health & Higher Educational Facilities Authority, 5.25% due 7/1/2021 (Health and Educational Institution Facilities and Equipment; Insured: Natl-Re)	NR/A1	2,385,000	2,435,252

Maine Health & Higher Educational Facilities Authority, 5.25% due 7/1/2022 (Health and Educational Institution Facilities and Equipment; Insured: Natl-Re)	NR/A1	3,675,000	3,752,432

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Maine Health & Higher Educational Facilities Authority, 5.00% due 7/1/2035 pre-refunded 7/1/2015 (Bowdoin College) (State Aid Withholding)	NR/A1	5,175,000	5,531,454

Maryland — 0.70%

County Commissioners of Worcester County GO, 4.00% due 8/1/2014 (Consolidated Public Improvements)	AA/Aa2	1,085,000	1,109,119

Howard County GO, 5.00% due 8/15/2015 (Consolidated Public Improvements)	AAA/Aaa	6,000,000	6,459,840

Maryland Economic Development Corp., 5.00% due 6/1/2021 (Public Health Laboratory)	AA+/Aa1	8,725,000	10,186,961

Maryland Economic Development Corp., 4.00% due 6/1/2022 (Public Health Laboratory)	AA+/Aa1	8,245,000	8,852,574

Montgomery County GO, 4.00% due 11/1/2015 (Consolidated Public Improvements)	AAA/Aaa	5,160,000	5,508,713

State of Maryland GO, 4.00% due 8/1/2015 (Public and Educational Facilities)	AAA/Aaa	1,000,000	1,059,130

State of Maryland GO, 5.00% due 8/1/2015 pre-refunded 8/1/2014 (State and Local Government Capital Facilities)	AAA/Aaa	300,000	308,436

Washington Suburban Sanitary District GO, 5.00% due 6/1/2015 (Water and Sewer System Projects)	AAA/Aaa	11,500,000	12,275,100

Massachusetts — 1.50%

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017	A-/NR	2,540,000	2,803,601

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018	A-/NR	2,825,000	3,148,039

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019	A-/NR	2,765,000	3,076,062

Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020	A-/NR	2,965,000	3,260,284

City of Northampton GO, 5.125% due 10/15/2016 (Insured: Natl-Re)	NR/Aa2	1,735,000	1,816,424

Massachusetts Development Finance Agency, 3.45% due 12/1/2015 (Carleton-Willard Village)	A-/NR	1,160,000	1,183,896

Massachusetts Development Finance Agency, 5.25% due 10/1/2023 (Simmons College)	BBB+/Baa1	595,000	656,166

Massachusetts Development Finance Agency, 5.75% due 12/1/2042 pre-refunded 5/1/2019 (Dominion Energy Brayton)	BBB+/Baa2	2,000,000	2,428,780

Massachusetts Educational Financing Authority, 5.25% due 1/1/2016	AA/NR	2,450,000	2,632,378

Massachusetts Educational Financing Authority, 5.50% due 1/1/2017	AA/NR	1,800,000	1,997,550

Massachusetts Educational Financing Authority, 5.50% due 1/1/2018	AA/NR	11,170,000	12,560,330

Massachusetts Educational Financing Authority, 5.75% due 1/1/2020	AA/NR	7,500,000	8,673,825

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2014 (UMass Memorial Health Care)	BBB+/Baa3	2,750,000	2,802,360

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2015 (UMass Memorial Health Care)	BBB+/Baa3	2,625,000	2,766,802

Massachusetts Health & Educational Facilities Authority, 5.00% due 7/1/2018 (UMass Memorial Health Care)	BBB+/Baa3	4,290,000	4,755,379

Massachusetts Health & Educational Facilities Authority, 5.00% due 10/1/2019 (Berkshire Health Systems; Insured: AGM)	AA-/A3	1,750,000	1,843,118

Massachusetts School Building Authority, 5.00% due 8/15/2027 pre-refunded 8/15/2015 (SMART Fund; Insured: Natl-Re)	AA+/Aa2	9,350,000	10,061,815

Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA-/Aa2	25,000,000	26,903,250

The Commonwealth of Massachusetts, 5.00% due 12/15/2014 (Federal Highway Grant Anticipation Trust Fund; Insured: AGM)	AAA/Aa1	2,325,000	2,430,881

The Commonwealth of Massachusetts GO, 5.00% due 9/1/2014 (North Transportation Improvements Association)	AA+/Aa1	1,000,000	1,032,350

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Town of Pembroke GO, 4.50% due 8/1/2014 (Educational Facilities; Insured: Natl-Re)	NR/Aa3	1,045,000	1,070,822

Michigan — 4.67%

Byron Center Michigan Public Schools, 4.00% due 5/1/2015 (Insured: Q-SBLF)	AA-/NR	1,985,000	2,078,196

Byron Center Michigan Public Schools, 4.00% due 5/1/2017 (Insured: AGM/Q-SBLF)	AA-/NR	1,305,000	1,428,688

Byron Center Michigan Public Schools, 4.00% due 5/1/2018 (Insured: AGM/Q-SBLF)	AA-/NR	1,935,000	2,143,245

Byron Center Michigan Public Schools, 4.00% due 5/1/2020 (Insured: AGM/Q-SBLF)	AA-/NR	1,000,000	1,089,400

City of Battle Creek County of Calhoun GO, 5.00% due 5/1/2020 (Downtown Development; Insured: AMBAC)	AA/Aa3	3,200,000	3,485,824

City of Detroit, 5.00% due 7/1/2014 (Sewage Disposal System; Insured: AGM)	AA-/A2	2,060,000	2,069,497

City of Detroit, 5.00% due 7/1/2014 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	2,000,000	2,009,020

City of Detroit, 5.00% due 7/1/2015 (Water Supply System; Insured: Natl-Re)	A/Baa1	6,000,000	6,048,000

City of Detroit, 5.00% due 7/1/2015 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	3,000,000	3,012,450

City of Detroit, 5.50% due 7/1/2015 (Sewage Disposal System; Insured: AGM)	AA-/A2	3,920,000	3,957,789

City of Detroit, 6.00% due 7/1/2015 (Water Supply System; Insured: Natl-Re)	A/Baa1	3,390,000	3,418,442

City of Detroit, 6.50% due 7/1/2015 (Water Supply System; Insured: Natl-Re)	A/Baa1	1,900,000	1,923,617

City of Detroit, 5.00% due 7/1/2016 (Water Supply System; Insured: AGM)	AA-/A2	2,750,000	2,772,468

City of Detroit, 5.50% due 7/1/2016 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	375,000	376,230

City of Detroit, 5.50% due 7/1/2017 (Sewage Disposal System; Insured: AGM)	AA-/A2	825,000	832,937

City of Detroit, 5.50% due 7/1/2018 (Sewage Disposal System; Insured: AGM)	AA-/A2	3,000,000	3,025,290

City of Detroit, 5.25% due 7/1/2019 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	3,900,000	3,820,830

City of Detroit, 5.00% due 7/1/2020 (Water Supply System; Insured: Natl-Re)	A/Baa1	2,955,000	2,894,718

City of Detroit, 5.25% due 7/1/2020 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	3,415,000	3,345,368

City of Detroit, 5.25% due 7/1/2020 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	4,305,000	4,217,221

City of Detroit, 5.25% due 7/1/2022 (Sewage Disposal System; Insured: AGM)	AA-/A2	4,000,000	4,010,880

City of Grand Haven, 5.50% due 7/1/2016 (Electric System; Insured: Natl-Re)	A/Baa1	3,890,000	4,202,561

County of Genesee GO, 3.00% due 11/1/2016 (Water Supply System; Insured: BAM)	AA/A2	615,000	646,377

County of Genesee GO, 5.00% due 11/1/2022 (Water Supply System; Insured: BAM)	AA/A2	600,000	656,934

Forest Hills Public Schools GO, 5.00% due 5/1/2020 (Insured: AGM)	AA/Aa1	7,490,000	7,840,757

Fraser Public School District GO, 5.00% due 5/1/2021 (School Building & Site; Insured: AGM/Q-SBLF)	AA-/Aa2	1,000,000	1,043,440

Grand Blanc Community Schools GO, 5.00% due 5/1/2022 pre-refunded 5/1/2014 (Genesee & Oakland Counties School Building and Site; Insured: AGM/Q-SBLF)	AA-/Aa2	555,000	563,908

Grand Rapids Public Schools GO, 5.00% due 5/1/2024 pre-refunded 5/1/2014 (Kent County School Building and Site; Insured: Natl-Re)	AA-/NR	400,000	406,420

Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2015 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,807,037

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Kalamazoo Hospital Finance Authority, 4.00% due 5/15/2016 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,850,000	1,973,044

Kalamazoo Hospital Finance Authority, 4.50% due 5/15/2017 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,830,000	2,013,897

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA-/A2	1,520,000	1,723,710

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2018 (Bronson Methodist Hospital; Insured: AGM)	AA-/A2	2,500,000	2,835,050

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2020 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	1,735,000	1,976,946

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2021 (Bronson Methodist Hospital; Insured: AGM)	NR/A2	2,350,000	2,626,713

Livingston County GO, 4.00% due 5/1/2018 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,105,400

Livingston County GO, 4.00% due 5/1/2020 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,086,340

Livingston County GO, 4.00% due 5/1/2021 (Howell Public Schools; Insured: Q-SBLF)	AA-/NR	1,000,000	1,070,630

Livonia Public Schools School District GO, 4.00% due 5/1/2020 (School Building & Site)	A/A1	800,000	849,784

Livonia Public Schools School District GO, 5.00% due 5/1/2021 (School Building & Site)	A/A1	900,000	1,011,834

Michigan Finance Authority, 5.00% due 8/1/2019 (Ypsilanti Community Schools)	A+/NR	1,460,000	1,611,125

Michigan Finance Authority, 5.00% due 8/1/2020 (Ypsilanti Community Schools)	A+/NR	1,530,000	1,670,515

Michigan Finance Authority, 5.00% due 8/1/2021 (Ypsilanti Community Schools)	A+/NR	1,610,000	1,741,923

Michigan Finance Authority, 5.00% due 8/1/2022 (Ypsilanti Community Schools)	A+/NR	1,690,000	1,816,057

Michigan Municipal Bond Authority, 5.00% due 10/1/2020 (Clean Water Fund)	AAA/Aaa	505,000	540,496

Michigan State Hospital Finance Authority, 5.00% due 7/15/2015 (Oakwood Hospital)	A/A2	2,500,000	2,643,725

Michigan State Hospital Finance Authority, 5.50% due 11/15/2015 (Henry Ford Health System)	A-/A2	2,300,000	2,470,292

Michigan State Hospital Finance Authority, 5.00% due 7/15/2016 (Oakwood Hospital)	A/A2	1,205,000	1,311,643

Michigan State Hospital Finance Authority, 5.00% due 11/15/2016 (Ascension Health)	AA+/Aa2	3,330,000	3,711,951

Michigan State Hospital Finance Authority, 5.00% due 11/15/2017 (Sparrow Memorial Hospital)	A+/A1	1,500,000	1,661,820

Michigan State Hospital Finance Authority, 5.50% due 11/15/2017 (Henry Ford Health System)	A-/A2	1,530,000	1,719,720

Michigan State Hospital Finance Authority, 5.00% due 7/15/2018 (Oakwood Hospital)	A/A2	1,000,000	1,091,970

Michigan State Hospital Finance Authority, 5.50% due 11/15/2018 (Henry Ford Health System)	A-/A2	3,500,000	3,970,610

Michigan State Hospital Finance Authority, 6.00% due 12/1/2018 (Trinity Health)	AA-/Aa2	2,000,000	2,404,280

Michigan State Hospital Finance Authority, 5.00% due 7/15/2019 (Oakwood Hospital)	A/A2	2,000,000	2,148,380

Michigan State Hospital Finance Authority, 5.00% due 10/1/2026 put 6/1/2017 (Ascension Health)	NR/Aa3	12,140,000	13,698,412

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan State Hospital Finance Authority, 5.75% due 12/1/2034 put 12/1/2015 (Trinity Health)	AA-/Aa2	9,800,000	10,748,444

Michigan State Housing Development Authority, 5.00% due 4/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	2,285,000	2,334,493

Michigan State Housing Development Authority, 4.00% due 10/1/2016 (Multi-Family Mtg Loan Financing)	AA/NR	1,715,000	1,842,064

Michigan Strategic Fund, 5.00% due 10/15/2017 (Michigan House of Representatives Facilities; Insured: AGM)	AA-/A1	2,000,000	2,235,060

Michigan Strategic Fund, 5.25% due 10/15/2019 (Michigan House of Representatives Facilities; Insured: AGM)	AA-/A1	2,550,000	2,857,071

Michigan Strategic Fund, 5.25% due 10/15/2020 (Michigan House of Representatives Facilities; Insured: AGM)	AA-/A1	4,025,000	4,431,887

Michigan Strategic Fund, 5.25% due 8/1/2029 put 8/1/2014 (Detroit Edison Co. Exempt Facilities Project)	A/A1	7,500,000	7,705,800

Michigan Strategic Fund, 5.50% due 8/1/2029 put 8/1/2016 (Detroit Edison Co. Exempt Facilities Project)	A/A1	5,160,000	5,671,098

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2018 (Insured: Q-SBLF)	NR/Aa2	1,500,000	1,658,100

Plymouth-Canton Community Schools GO, 4.00% due 5/1/2019 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,099,640

Plymouth-Canton Community Schools GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	NR/Aa2	1,000,000	1,145,810

Romeo Community School District GO, 5.00% due 5/1/2018 (Insured: Natl-Re/Q-SBLF)	AA-/Aa2	3,050,000	3,196,430

Royal Oak Hospital Finance Authority, 6.25% due 9/1/2014 (William Beaumont Hospital)	A/A1	1,000,000	1,037,470

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2017 (William Beaumont Hospital)	A/A1	5,855,000	6,498,991

School District of the City of Dearborn GO, 4.00% due 5/1/2014 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	800,000	809,792

School District of the City of Dearborn GO, 3.00% due 5/1/2015 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	435,000	449,651

School District of the City of Dearborn GO, 3.00% due 5/1/2019 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	445,000	467,179

School District of the City of Dearborn GO, 4.00% due 5/1/2020 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	350,000	380,219

School District of the City of Dearborn GO, 4.00% due 5/1/2021 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	570,000	610,259

School District of the City of Dearborn GO, 4.00% due 5/1/2022 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	535,000	565,024

School District of the City of Dearborn GO, 4.00% due 5/1/2023 (Insured: Q-SBLF) (State Aid Withholding)	NR/Aa2	625,000	654,100

School District of the City of Detroit GO, 5.00% due 5/1/2014 (Wayne County School Building & Site; Insured: AGM/Q-SBLF)	AA-/Aa2	1,000,000	1,014,500

School District of the City of Detroit GO, 5.00% due 5/1/2020 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	2,200,000	2,419,186

School District of the City of Detroit GO, 5.00% due 5/1/2021 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	4,000,000	4,362,640

School District of the City of Detroit GO, 5.00% due 5/1/2022 (Wayne County School Building & Site; Insured: Q-SBLF)	AA-/Aa2	3,000,000	3,263,220

Sparta Area Schools, Counties of Kent and Ottawa GO, 4.00% due 5/1/2016 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,000,000	1,070,290

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2017 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,085,000	1,215,167

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2018 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,285,000	1,459,901

Sparta Area Schools, Counties of Kent and Ottawa GO, 5.00% due 5/1/2020 (School Building & Site; Insured: Q-SBLF)	AA-/NR	1,335,000	1,534,142

St. Johns Public Schools GO, 5.00% due 5/1/2021 (Insured: Natl-Re/FGIC/Q-SBLF)	AA-/Aa3	1,000,000	1,137,610

State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities; Insured: AMBAC)	A+/Aa3	6,000,000	6,470,820

State Building Authority of the State of Michigan, 5.00% due 10/15/2015 (Higher Education Facilities Program)	A+/Aa3	4,000,000	4,316,000

State Building Authority of the State of Michigan, 5.00% due 10/15/2016 (Higher Education Facilities Program)	A+/Aa3	6,305,000	7,030,516

State Building Authority of the State of Michigan, 5.50% due 10/15/2017 (Various Correctional Institution, Higher Education and Other State Facilities)	A+/Aa3	4,150,000	4,763,453

State Building Authority of the State of Michigan, 5.00% due 10/15/2020 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,133,210

State Building Authority of the State of Michigan, 5.00% due 10/15/2021 (Higher Education Facilities Program)	A+/Aa3	1,000,000	1,123,660

State Building Authority of the State of Michigan, 5.00% due 10/15/2022 (Higher Education Facilities Program)	A+/Aa3	3,000,000	3,341,970

State Building Authority of the State of Michigan, 5.00% due 10/15/2023 (Higher Education Facilities Program)	A+/Aa3	7,715,000	8,562,338

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2018 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA/NR	1,725,000	1,914,491

Utica Community Schools County of Macomb GO, 4.00% due 5/1/2019 (Technology Infrastructure Improvements; Insured: Q-SBLF)	AA/NR	9,925,000	10,961,567

Warren Consolidated School District GO, 4.00% due 5/1/2015 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,046,950

Warren Consolidated School District GO, 4.00% due 5/1/2017 (Insured: Q-SBLF)	AA-/NR	1,035,000	1,131,669

Warren Consolidated School District GO, 5.00% due 5/1/2018 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,147,680

Warren Consolidated School District GO, 5.00% due 5/1/2020 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,145,810

Warren Consolidated School District GO, 5.00% due 5/1/2021 (Insured: Q-SBLF)	AA-/NR	1,000,000	1,137,610

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport; Insured: Natl-Re)	A/A2	1,000,000	1,127,680

Wayne County Airport Authority, 5.00% due 12/1/2017 (Detroit Metropolitan Airport)	A/A2	2,420,000	2,728,986

Wayne County Airport Authority, 5.00% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	12,645,000	14,251,927

Wayne County Airport Authority, 5.50% due 12/1/2019 (Detroit Metropolitan Airport)	A/A2	2,600,000	3,001,128

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	4,395,000	5,045,196

Wayne County Airport Authority, 5.50% due 12/1/2020 (Detroit Metropolitan Airport)	A/A2	3,115,000	3,575,833

Western Townships Utilities Authority GO, 4.00% due 1/1/2014 (Sewage Disposal System)	NR/NR	1,000,000	1,000,000

Western Townships Utilities Authority GO, 5.00% due 1/1/2015 (Sewage Disposal System)	AA/NR	1,870,000	1,954,225

Western Townships Utilities Authority GO, 5.00% due 1/1/2016 (Sewage Disposal System)	AA/NR	1,670,000	1,812,718

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Western Townships Utilities Authority GO, 5.00% due 1/1/2017 (Sewage Disposal System)	AA/NR	1,500,000	1,676,415

Western Townships Utilities Authority GO, 5.00% due 1/1/2018 (Sewage Disposal System)	AA/NR	1,500,000	1,710,615

Minnesota — 1.39%

Cities of Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2017 (Insured: AMBAC)	AA-/NR	8,005,000	8,964,159

Cities of Minneapolis-St. Paul Housing & Redevelopment Authority, 6.00% due 12/1/2019 (HealthPartners Group Project)	A/A2	1,000,000	1,004,440

City of St. Cloud, 5.00% due 5/1/2015 (CentraCare Health System)	NR/A1	1,000,000	1,060,180

City of St. Cloud, 5.00% due 5/1/2016 (CentraCare Health System)	NR/A1	1,250,000	1,373,975

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	2,920,000	3,295,804

City of St. Cloud, 5.00% due 5/1/2017 (CentraCare Health System)	NR/A1	1,000,000	1,128,700

City of St. Cloud, 5.00% due 5/1/2018 (CentraCare Health System)	NR/A1	3,105,000	3,549,946

City of St. Cloud, 5.00% due 5/1/2019 (CentraCare Health System)	NR/A1	3,495,000	4,001,286

City of St. Cloud, 5.00% due 5/1/2020 (CentraCare Health System)	NR/A1	3,310,000	3,778,663

City of St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2021 (Regions Hospital)	A/A2	1,070,000	1,125,469

City of St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018 (Gillette Children’s Specialty Healthcare Project)	A-/NR	1,255,000	1,389,913

City of St. Paul Housing & Redevelopment Authority, 5.25% due 2/1/2020 (Gillette Children’s Specialty Healthcare Project)	A-/NR	2,010,000	2,201,010

County of Clay GO, 3.00% due 4/1/2018 (State-Aid Road Improvements)	AA/NR	1,225,000	1,319,276

Eden Prairie ISD No. 272 GO, 4.00% due 2/1/2015 (Minnesota School District Credit Enhancement Program)	NR/Aa1	7,170,000	7,462,966

Le Sueur-Henderson ISD No. 2397 GO, 3.00% due 4/1/2021 (Minnesota School District Credit Enhancement Program)	AA+/NR	1,125,000	1,160,606

Minnesota Agricultural & Economic Development Board, 4.00% due 2/15/2014 (Essential Health; Insured: AGM)	AA-/NR	3,460,000	3,474,567

Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2015 (Essential Health; Insured: AGM)	AA-/NR	1,335,000	1,397,318

Minnesota Agricultural & Economic Development Board, 5.00% due 2/15/2017 (Essential Health; Insured: AGM)	AA-/NR	2,500,000	2,782,725

Minnesota Public Facilities Authority PCR, 5.25% due 3/1/2015	AAA/Aaa	1,000,000	1,058,740

Northern Municipal Power Agency, 5.00% due 1/1/2019 (Electric System)	A-/A3	5,000,000	5,743,700

Northern Municipal Power Agency, 5.00% due 1/1/2020 (Electric System)	A-/A3	3,500,000	4,012,015

Port Authority of the City of St. Paul, 5.00% due 12/1/2017 (Minnesota Andersen Office Building)	AA/Aa2	4,945,000	5,686,305

Port Authority of the City of St. Paul, 4.00% due 12/1/2018 (Minnesota Freeman Office Building)	AA/Aa2	3,925,000	4,385,991

Port Authority of the City of St. Paul, 5.00% due 12/1/2019 (Minnesota Freeman Office Building)	AA/Aa2	2,000,000	2,336,380

Port Authority of the City of St. Paul, 5.00% due 12/1/2020 (Minnesota Freeman Office Building)	AA/Aa2	2,675,000	3,120,040

Port Authority of the City of St. Paul, 5.00% due 12/1/2021 (Minnesota Andersen Office Building)	AA/Aa2	965,000	1,119,226

Port Authority of the City of St. Paul, 5.00% due 12/1/2022 (Minnesota Andersen Office Building)	AA/Aa2	1,250,000	1,440,662

Robbinsdale ISD No. 281 GO, 4.00% due 2/1/2014 (Minnesota School District Credit Enhancement)	AA+/NR	315,000	316,002

State of Minnesota GO, 5.00% due 8/1/2015 (Public Facility Capital Projects)	AA+/Aa1	10,000,000	10,749,200

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Mississippi — 0.48%

City of Jackson GO, 5.00% due 10/1/2016 (Insured: AMBAC)	AA-/Aa2	1,500,000	1,608,015

Lamar County School District GO, 3.00% due 6/1/2016 (Educational and Performing Arts Capital Projects)	A/NR	1,800,000	1,895,094

Lamar County School District GO, 3.50% due 6/1/2017 (Educational and Performing Arts Capital Projects)	A/NR	1,700,000	1,833,552

Medical Center Educational Building, 4.00% due 6/1/2015 (University of Mississippi Medical Center)	AA-/Aa2	2,325,000	2,437,693

Medical Center Educational Building, 4.00% due 6/1/2016 (University of Mississippi Medical Center)	AA-/Aa2	3,300,000	3,549,051

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,724,865

Mississippi Development Bank, 5.00% due 1/1/2020 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,149,910

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Harrison County Highway)	AA-/Aa3	2,500,000	2,857,675

Mississippi Development Bank, 5.00% due 1/1/2021 (MDOT-Madison County Highway)	AA-/Aa3	2,000,000	2,286,140

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Harrison County Highway)	AA-/Aa3	1,000,000	1,137,500

Mississippi Development Bank, 5.00% due 1/1/2022 (MDOT-Madison County Highway)	AA-/Aa3	1,000,000	1,137,500

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Harrison County Highway)	AA-/Aa3	1,500,000	1,698,405

Mississippi Development Bank, 5.00% due 1/1/2023 (MDOT-Madison County Highway)	AA-/Aa3	1,250,000	1,415,338

Mississippi Development Bank, 5.00% due 8/1/2018 (Department of Corrections)	AA-/NR	4,910,000	5,612,817

Mississippi Development Bank, 4.75% due 7/1/2017 (Canton GO Public Improvement Project)	NR/NR	1,080,000	1,139,659

Missouri — 1.67%

Bolivar R-I School District of Polk County GO, 5.25% due 3/1/2022 pre-refunded 3/1/2014 (Educational Facilities) (State Aid Withholding)	AA+/NR	500,000	504,265

Bolivar R-I School District of Polk County GO, 5.25% due 3/1/2023 pre-refunded 3/1/2014 (Educational Facilities) (State Aid Withholding)	AA+/NR	500,000	504,265

Cass County COP, 3.00% due 5/1/2014	A/NR	1,425,000	1,435,645

Cass County COP, 4.00% due 5/1/2015	A/NR	1,000,000	1,038,410

Cass County COP, 4.00% due 5/1/2018	A/NR	2,255,000	2,426,087

Cass County COP, 4.50% due 5/1/2019	A/NR	1,270,000	1,387,234

Cass County COP, 5.00% due 5/1/2020	A/NR	2,255,000	2,523,007

Cass County COP, 5.00% due 5/1/2021	A/NR	1,750,000	1,915,655

City of Lee’s Summit GO, 3.00% due 4/1/2015	NR/Aa1	1,275,000	1,318,975

City of Springfield, 5.00% due 8/1/2014 (Southwest Power Station; Insured: Natl-Re)	AA+/Aa2	1,000,000	1,027,330

Jackson County, 4.00% due 12/1/2014 (Truman Sports Complex)	NR/A1	2,580,000	2,665,243

Jackson County, 5.00% due 12/1/2014 (Truman Sports Complex; Insured: AMBAC)	A/Aa3	7,900,000	8,233,222

Jackson County, 4.00% due 12/1/2016 (Parking Facility Projects)	NR/Aa3	500,000	543,255

Jackson County, 4.00% due 12/1/2017 (Parking Facility Projects)	NR/Aa3	500,000	549,905

Jackson County, 4.00% due 12/1/2019 (Parking Facility Projects)	NR/Aa3	500,000	545,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Jackson County, 4.00% due 12/1/2021 (Parking Facility Projects)	NR/Aa3	1,000,000	1,065,490

Kansas City IDA, 4.00% due 9/1/2014 (NNSA National Security Campus)	NR/NR	1,415,000	1,431,697

Kansas City IDA, 5.00% due 9/1/2018 (Kansas City Downtown Redevelopment District)	AA-/A1	2,000,000	2,274,220

Kansas City Municipal Assistance Corp., 5.00% due 4/15/2018 (Bartle Music Hall and Municipal Auditorium Parking Garage; Insured: Natl-Re)	AA-/A1	1,000,000	1,132,220

Kansas City Municipal Assistance Corp., 0% due 4/15/2021 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	10,055,000	7,845,011

Kansas City Municipal Assistance Corp., 0% due 4/15/2022 (H. Roe Bartle Convention Center & Infrastructure Project; Insured: AMBAC)	AA-/A1	5,040,000	3,727,029

Missouri Development Finance Board, 4.00% due 6/1/2014 (City of Independence Electric System Projects)	A/NR	3,930,000	3,985,098

Missouri Development Finance Board, 4.00% due 6/1/2015 (City of Independence Electric System Projects)	A/NR	1,000,000	1,042,810

Missouri Development Finance Board, 4.00% due 6/1/2016 (City of Independence Electric System Projects)	A/NR	1,560,000	1,665,784

Missouri Development Finance Board, 5.00% due 6/1/2017 (City of Independence Electric System Projects)	A/NR	1,525,000	1,694,641

Missouri Development Finance Board, 5.00% due 6/1/2018 (City of Independence Electric System Projects)	A/NR	1,705,000	1,919,898

Missouri Development Finance Board, 4.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,000,000	1,072,640

Missouri Development Finance Board, 5.00% due 6/1/2019 (City of Independence Electric System Projects)	A/NR	1,790,000	2,011,960

Missouri Development Finance Board, 4.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,265,000	1,335,663

Missouri Development Finance Board, 5.00% due 6/1/2020 (City of Independence Electric System Projects)	A/NR	1,000,000	1,115,000

Missouri Development Finance Board, 4.00% due 6/1/2021 (City of Independence Electric System Projects)	A/NR	2,465,000	2,566,188

Missouri Development Finance Board, 4.00% due 6/1/2022 (City of Independence Electric System Projects)	A/NR	3,155,000	3,251,890

Missouri State Health & Educational Facilities Authority, 4.00% due 4/1/2015 (Webster University)	NR/A2	2,155,000	2,253,570

Missouri State Health & Educational Facilities Authority, 4.00% due 4/1/2016 (Webster University)	NR/A2	1,685,000	1,812,049

Missouri State Health & Educational Facilities Authority, 5.00% due 5/15/2017 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,108,920

Missouri State Health & Educational Facilities Authority, 5.00% due 5/15/2019 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,122,940

Missouri State Health & Educational Facilities Authority, 5.00% due 5/15/2020 (Children’s Mercy Hospital)	A+/NR	1,000,000	1,100,240

Platte County, 4.00% due 4/1/2017 (Community & Resource Centers)	NR/A1	1,500,000	1,603,710

Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)	NR/A1	2,110,000	2,265,043

Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)	NR/A1	2,000,000	2,234,100

Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)	NR/A1	2,440,000	2,703,862

Southeast Missouri State University, 4.00% due 4/1/2014 (City of Cape Girardeau Campus System Facilities)	A/NR	575,000	580,342

Southeast Missouri State University, 4.00% due 4/1/2015 (City of Cape Girardeau Campus System Facilities)	A/NR	600,000	626,670

Southeast Missouri State University, 5.00% due 4/1/2016 (City of Cape Girardeau Campus System Facilities)	A/NR	750,000	820,447

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Southeast Missouri State University, 5.00% due 4/1/2018 (City of Cape Girardeau Campus System Facilities)	A/NR	1,165,000	1,329,440

Southeast Missouri State University, 5.00% due 4/1/2020 (City of Cape Girardeau Campus System Facilities)	A/NR	2,825,000	3,232,563

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2019 (State Aid Withholding)	AA+/NR	1,615,000	1,788,386

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2020 (State Aid Withholding)	AA+/NR	1,600,000	1,763,360

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2021 (State Aid Withholding)	AA+/NR	2,055,000	2,239,765

Special Administrative Board of the Transitional School District of the City of St. Louis GO, 4.00% due 4/1/2022 (State Aid Withholding)	AA+/NR	3,300,000	3,557,763

St. Louis Municipal Finance Corp., 4.00% due 2/15/2014 (City Justice Center)	A/A1	1,000,000	1,004,520

St. Louis Municipal Finance Corp., 5.00% due 2/15/2015 (City Justice Center)	A/A1	1,250,000	1,307,412

St. Louis Municipal Finance Corp., 5.00% due 2/15/2016 (City Justice Center)	A/A1	2,065,000	2,231,749

St. Louis Municipal Finance Corp., 5.00% due 2/15/2017 (City Justice Center)	A/A1	2,000,000	2,206,740

St. Louis Municipal Finance Corp., 5.00% due 2/15/2018 (City Justice Center)	A/A1	3,865,000	4,323,196

Nebraska — 0.22%

Douglas County School District No. 17 GO, 4.00% due 6/15/2017 (Millard Public Schools)	AA/Aa1	1,750,000	1,766,572

Public Power Generation Agency, 5.00% due 1/1/2020 (Nebraska Whelan Energy Center; Insured: AMBAC)	BBB+/A2	9,930,000	10,572,074

Public Power Generation Agency, 5.00% due 1/1/2021 (Nebraska Whelan Energy Center; Insured: AMBAC)	BBB+/A2	1,860,000	1,999,612

Nevada — 1.48%

Carson City, 4.00% due 9/1/2015 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,042,940

Carson City, 4.00% due 9/1/2016 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,045,000	1,113,479

Carson City, 5.00% due 9/1/2019 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,108,040

Carson City, 5.00% due 9/1/2020 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	1,000,000	1,098,630

Carson City, 5.00% due 9/1/2022 (Carson Tahoe Regional Healthcare Project)	BBB+/NR	2,450,000	2,627,184

City of Las Vegas COP, 5.00% due 9/1/2016 (City Hall)	AA-/Aa3	4,000,000	4,379,520

City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)	AA-/Aa3	4,300,000	4,795,102

City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)	AA-/Aa3	4,000,000	4,509,040

City of Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)	AA/Aa2	1,825,000	2,142,203

City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)	AA/Aa2	2,095,000	2,534,950

City of Las Vegas Special Improvement District 707, 5.40% due 6/1/2014 (Summerlin Area Public Improvements; Insured: AGM)	AA-/A2	1,285,000	1,312,653

City of Reno, 5.25% due 6/1/2014 (Washoe Medical Center; Insured: AGM)	AA-/A2	1,000,000	1,018,730

City of Reno, 5.25% due 6/1/2016 (Washoe Medical Center; Insured: AGM)	AA-/A2	1,100,000	1,206,161

City of Reno, 5.25% due 6/1/2018 (Washoe Medical Center; Insured: AGM)	AA-/A2	1,000,000	1,142,470

City of Reno GO, 5.00% due 6/1/2018 pre-refunded 6/1/2014 (City Street Projects)	A-/A1	1,315,000	1,341,471

Clark County GO, 5.00% due 11/1/2014	AA/Aa1	4,000,000	4,158,840

Clark County GO, 5.00% due 11/1/2017 (Insured: AMBAC)	AA/Aa1	1,310,000	1,456,890

Clark County GO, 5.00% due 3/1/2019 (University Medical Center of Southern Nevada; Insured: Natl-Re)	AA/Aa1	1,850,000	1,946,792

Clark County GO, 5.00% due 3/1/2020 (University Medical Center of Southern Nevada; Insured: Natl-Re)	AA/Aa1	2,130,000	2,241,186

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Clark County Improvement District, 5.00% due 12/1/2015 (Insured: AMBAC)	BBB+/NR	1,660,000	1,755,085

Las Vegas Clark County Library District GO, 5.00% due 1/1/2018	AA/Aa2	6,535,000	7,482,771

Las Vegas Clark County Library District GO, 5.00% due 1/1/2019	AA/Aa2	3,000,000	3,472,620

Las Vegas Convention & Visitors Authority, 5.25% due 7/1/2014 (Insured: AMBAC)	A+/A1	2,680,000	2,743,221

Las Vegas Convention & Visitors Authority, 5.25% due 7/1/2015 (Insured: AMBAC)	A+/A1	4,845,000	5,165,836

Las Vegas Convention & Visitors Authority, 5.00% due 7/1/2019 (Insured: AMBAC)	A+/A1	6,000,000	6,376,920

Las Vegas Valley Water District GO, 5.00% due 6/1/2016	AA+/Aa2	1,000,000	1,103,450

Las Vegas Valley Water District GO, 5.00% due 6/1/2017	AA+/Aa2	1,050,000	1,189,640

Las Vegas Valley Water District GO, 5.00% due 6/1/2019	AA+/Aa2	1,000,000	1,158,080

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa2	4,255,000	4,914,482

Las Vegas Valley Water District GO, 5.00% due 6/1/2020	AA+/Aa2	5,080,000	5,867,349

Las Vegas Valley Water District GO, 5.00% due 6/1/2021	AA+/Aa2	5,000,000	5,756,800

Redevelopment Agency of the City of Mesquite, 7.00% due 6/1/2019 (Public Facility and Redevelopment Projects)	BBB+/NR	1,000,000	1,010,420

State of Nevada GO, 5.00% due 2/1/2017 pre-refunded 2/1/2015 (Cultural Affairs and Capital Improvement)	AA/Aa2	700,000	736,169

State of Nevada GO, 5.00% due 12/1/2021 (Municipal Bond Bank Project Nos. R-9A through R-13F; Insured: AGM)	AA/Aa2	1,095,000	1,161,948

University and Community College System of Nevada, 5.00% due 7/1/2016 pre-refunded 7/1/2015 (Reno Campus Library Facility; Insured: AGM)	AA-/Aa2	370,000	395,893

Washoe County GO, 5.00% due 7/1/2021 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	1,700,000	1,935,467

Washoe County GO, 5.00% due 7/1/2022 (Reno-Sparks Convention & Visitors Authority)	AA/Aa2	2,500,000	2,801,575

New Hampshire — 0.40%

New Hampshire Business Finance Authority PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)	BBB+/Baa1	1,365,000	1,384,683

New Hampshire Health & Educational Facilities, 5.00% due 10/1/2016 (Southern New Hampshire Health Systems)	A-/NR	1,260,000	1,384,072

New Hampshire Health & Educational Facilities, 5.00% due 10/1/2017 (Southern New Hampshire Health Systems)	A-/NR	1,000,000	1,118,980

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2016 (Insured: Natl-Re)	A+/A1	2,985,000	3,323,111

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2017 (Insured: Natl-Re)	A+/A1	3,130,000	3,584,257

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2020	AA/Aa3	1,000,000	1,178,090

New Hampshire Municipal Bond Bank, 5.25% due 8/15/2022	AA/Aa3	2,770,000	3,249,986

New Hampshire Turnpike System, 5.00% due 2/1/2016	A+/A1	3,000,000	3,274,050

New Hampshire Turnpike System, 5.00% due 2/1/2017	A+/A1	2,425,000	2,721,747

New Hampshire Turnpike System, 5.00% due 2/1/2018	A+/A1	1,295,000	1,481,648

New Hampshire Turnpike System, 5.00% due 2/1/2020	A+/A1	1,000,000	1,155,230

New Hampshire Turnpike System, 5.00% due 2/1/2021	A+/A1	1,260,000	1,450,172

State of New Hampshire, 5.00% due 9/1/2015 (I-93 Salem to Manchester Project)	AA/Aa3	825,000	888,113

New Jersey — 1.83%

Burlington County Bridge Commission, 2.00% due 12/1/2014 (County Governmental Loan Program)	AA/Aa2	2,140,000	2,174,005

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Burlington County Bridge Commission, 3.00% due 12/1/2015 (County Governmental Loan Program)	AA/Aa2	1,245,000	1,305,632

Burlington County Bridge Commission, 3.00% due 12/1/2016 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,067,530

Burlington County Bridge Commission, 5.00% due 12/1/2018 (County Governmental Loan Program)	AA/Aa2	1,000,000	1,168,100

Camden County Improvement Authority, 5.00% due 7/1/2014 (Cooper Medical School)	A+/A2	2,845,000	2,910,008

Camden County Improvement Authority, 5.00% due 7/1/2015 (Cooper Medical School)	A+/A2	2,990,000	3,188,476

Camden County Improvement Authority, 5.00% due 7/1/2016 (Cooper Medical School)	A+/A2	3,040,000	3,351,418

City of Paterson, 4.25% due 6/15/2015 (City Capital Projects; Insured: AGM) (State Aid Withholding) (ETM)	NR/A1	1,275,000	1,347,828

City of Paterson GO, 3.50% due 3/15/2017 (Debt Restructuring & City Capital Projects) (State Aid Withholding)	NR/A1	950,000	1,003,951

County of Bergen GO, 3.25% due 11/1/2014 (General Improvement, Special Services, Vocational School Projects)	NR/Aaa	920,000	943,350

County of Essex GO, 4.00% due 6/1/2016	NR/Aa2	500,000	541,435

County of Hudson COP, 6.25% due 12/1/2014 (Correctional Facility Lease-Purchase; Insured: Natl-Re)	A/Baa1	1,500,000	1,570,425

County of Hudson COP, 6.25% due 12/1/2016 (Correctional Facility Lease-Purchase; Insured: Natl-Re)	A/Baa1	550,000	622,386

Essex County Improvement Authority, 5.125% due 10/1/2016 (Insured: Natl-Re)	NR/Aa2	2,545,000	2,636,035

Gloucester County Improvement Authority, 2.125% due 12/1/2029 put 12/1/2017 (Waste Management, Inc. Project)	A-/NR	2,000,000	1,994,380

Hudson County Improvement Authority, 5.25% due 10/1/2014 (Hudson County Lease Project; Insured: AGM)	AA-/Aa3	3,000,000	3,101,880

Hudson County Improvement Authority, 4.75% due 10/1/2015 (Hudson County Lease Project; Insured: AGM)	AA-/Aa3	2,000,000	2,131,180

Hudson County Improvement Authority, 4.75% due 10/1/2016 (Hudson County Lease Project; Insured: AGM)	AA-/Aa3	3,155,000	3,461,950

Hudson County Improvement Authority, 4.75% due 10/1/2017 (Hudson County Lease Project; Insured: AGM)	AA-/Aa3	4,065,000	4,533,044

Hudson County Improvement Authority, 4.75% due 10/1/2018 (Hudson County Lease Project; Insured: AGM)	AA-/Aa3	2,000,000	2,246,980

Hudson County Improvement Authority, 4.75% due 10/1/2019 (Hudson County Lease Project; Insured: AGM)	AA-/Aa3	4,390,000	4,918,205

Hudson County Improvement Authority, 5.375% due 10/1/2020 (Hudson County Lease Project; Insured: AGM)	AA-/Aa3	2,020,000	2,327,383

Middlesex County Improvement Authority, 5.00% due 9/15/2015 (Parks, Open Space, Playgrounds for Public Recreation)	AAA/Aa2	500,000	539,700

Monmouth County Improvement Authority, 5.00% due 12/1/2016 (Insured: AMBAC)	NR/NR	1,000,000	1,106,100

New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)	NR/NR	1,000,000	1,013,080

New Jersey EDA, 5.00% due 12/15/2016 (School Facilities Construction)	A+/A1	10,950,000	12,314,479

New Jersey EDA, 5.00% due 9/1/2018 (School Facilities Construction; Insured: Natl-Re)	A+/A1	3,000,000	3,202,980

New Jersey EDA, 5.50% due 12/15/2019 (School Facilities Construction; Insured: AMBAC)	A+/A1	5,525,000	6,528,671

New Jersey EDA, 5.00% due 9/1/2020 (School Facilities Construction)	A+/A1	500,000	574,190

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Jersey EDA, 6.375% due 4/1/2031 pre-refunded 5/15/2014 (Metromall Urban Renewal, Inc.-Kapkowski Road Landfill)	NR/Aaa	300,000	306,942

New Jersey Educational Facilities Authority, 5.00% due 7/1/2028 pre-refunded 7/1/2014 (Princeton University)	AAA/Aaa	500,000	512,090

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2014 (St. Peter’s University Hospital)	BB+/Ba1	3,575,000	3,606,317

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2015 (St. Peter’s University Hospital)	BB+/Ba1	3,520,000	3,597,018

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2023 (Virtua Health Issue)	A+/NR	500,000	555,905

New Jersey Health Care Facilities Financing Authority, 5.00% due 7/1/2024 (Virtua Health Issue)	A+/NR	1,000,000	1,102,570

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2017	AA/Aa2	1,910,000	2,125,543

New Jersey Higher Educational Assistance Authority, 5.00% due 12/1/2018	AA/Aa2	3,000,000	3,343,860

New Jersey Higher Educational Assistance Authority, 5.25% due 12/1/2019	AA/Aa2	5,650,000	6,364,668

New Jersey Transit Corporation COP, 5.00% due 9/15/2019 (Multi-Level Rail Cars and Parts; Insured: Natl-Re)	A/A2	975,000	1,037,761

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019	A+/A1	1,000,000	1,150,640

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019 pre-refunded 6/15/2015 (State Transportation System; Insured: AGM)	AA+/A1	1,450,000	1,549,484

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020	A+/A1	1,000,000	1,139,740

New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021	A+/A1	2,360,000	2,680,771

New Jersey Turnpike Authority, 6.00% due 1/1/2014 (Turnpike System Capital Program; Insured: Natl-Re) (ETM)	NR/NR	1,825,000	1,825,000

Ocean Township Municipal Utility Authority, 6.00% due 8/1/2017 (Insured: Natl-Re)	A/Baa1	2,585,000	2,807,646

Passaic Valley Sewer Commissioners GO, 5.625% due 12/1/2018 (Sewer System)	NR/A2	1,210,000	1,413,341

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2019 (Sewer System)	NR/A2	2,000,000	2,351,320

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2020 (Sewer System)	NR/A2	2,800,000	3,266,648

Passaic Valley Sewer Commissioners GO, 5.75% due 12/1/2021 (Sewer System)	NR/A2	1,000,000	1,163,370

State University of New Jersey GO, 4.00% due 5/1/2014 (Rutgers Campus Facility Projects)	AA-/Aa3	1,000,000	1,012,570

Township of Plainsboro GO, 4.00% due 5/1/2015 (General Improvement)	NR/Aa1	1,000,000	1,048,050

Township of Wayne GO, 2.00% due 2/15/2018 (General Improvements and Water Utility System)	AA+/Aaa	1,295,000	1,338,136

New Mexico — 1.22%

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2016 (San Juan-Chama Drinking Water Project; Insured: AMBAC)	AA+/Aa2	1,800,000	1,921,284

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	2,300,000	2,708,388

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2021 (Educational Facilities) (State Aid Withholding)	AA/Aa1	2,425,000	2,644,002

City of Farmington PCR, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co. Four Corners Project)	BBB/Baa2	3,000,000	2,966,790

City of Santa Fe, 4.50% due 5/15/2022 (El Castillo Retirement Residences)	BBB-/NR	2,585,000	2,597,511

Gadsden ISD No. 16 GO, 2.00% due 8/15/2014 (Dona Ana & Otero Counties School Facilities) (State Aid Withholding)	NR/Aa1	3,025,000	3,059,425

Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)	A/A3	2,500,000	2,650,175

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Incorporated County of Los Alamos, 5.50% due 6/1/2017	AA+/A1	2,365,000	2,723,439

Incorporated County of Los Alamos, 5.50% due 6/1/2018	AA+/A1	2,205,000	2,589,287

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	6,000,000	6,645,480

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018 (Student Loans)	AAA/Aaa	5,000,000	5,822,450

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021 (Student Loans)	AAA/Aaa	3,000,000	3,430,200

New Mexico Finance Authority, 3.00% due 6/15/2015 (State Highway Infrastructure Projects)	AAA/Aa1	900,000	936,126

Regents of New Mexico State University, 5.00% due 4/1/2020 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa2	3,095,000	3,621,057

Regents of New Mexico State University, 5.00% due 4/1/2021 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa2	1,845,000	2,155,809

Regents of New Mexico State University, 5.00% due 4/1/2022 (Corbett Center Student Union & NMSU Golf Course)	AA/Aa2	1,250,000	1,457,588

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2014 (Sandoval County School Facilities) (State Aid Withholding)	NR/Aa1	1,715,000	1,752,593

Santa Fe Public School District GO, 3.00% due 8/1/2015 (District School Building and Renovation Program) (State Aid Withholding)	AA/Aa1	1,000,000	1,042,210

State of New Mexico, 5.00% due 7/1/2014 (Statewide Capital Project Funding)	AA/Aa1	7,435,000	7,614,778

State of New Mexico, 5.00% due 7/1/2015 (Statewide Capital Project Funding)	AA/Aa1	8,200,000	8,775,066

State of New Mexico, 5.00% due 7/1/2016 (Statewide Capital Project Funding)	AA/Aa1	10,265,000	11,400,309

University of New Mexico, 5.00% due 7/1/2014 (University of New Mexico Hospital; Insured: AGM/FHA)	AA-/A2	1,000,000	1,023,110

New York — 8.77%

Amherst Development Corp., 5.00% due 10/1/2015 (Student Housing; Insured: AGM)	AA-/A2	2,035,000	2,178,956

City of Long Beach School District GO, 3.50% due 5/1/2022 (Insured: AGM) (State Aid Withholding)	AA-/Aa2	1,600,000	1,665,552

City of New York GO, 3.00% due 8/1/2014	AA/Aa2	20,480,000	20,817,510

City of New York GO, 5.00% due 8/1/2014	AA/Aa2	1,000,000	1,028,320

City of New York GO, 5.00% due 8/1/2017 pre-refunded 8/1/2015	NR/NR	990,000	1,063,626

City of New York GO, 5.00% due 8/1/2017	NR/Aa2	10,000	10,714

City of New York GO, 5.00% due 8/1/2021	AA/Aa2	3,000,000	3,439,440

City of New York GO, 5.00% due 8/1/2021	AA/Aa2	9,000,000	10,318,320

City of New York GO, 5.00% due 8/1/2022	AA/Aa2	3,000,000	3,424,620

City of New York GO, 5.00% due 8/1/2022	AA/Aa2	6,625,000	7,562,702

City of New York GO, 5.00% due 4/1/2023 pre-refunded 4/1/2015	NR/NR	6,090,000	6,449,614

City of New York GO, 5.00% due 8/1/2023	AA/Aa2	7,000,000	7,944,020

City School District of the City of Rome GO, 5.00% due 6/15/2017 (Insured: Natl-Re) (State Aid Withholding)	NR/A1	1,635,000	1,734,964

Cold Spring Harbor Central School District GO, 4.00% due 2/1/2014 (State Aid Withholding)	AAA/NR	500,000	501,585

Erie County Individual Development Agency, 5.00% due 5/1/2015 (Buffalo School District) (ETM)	NR/NR	1,395,000	1,483,206

Erie County Individual Development Agency, 5.00% due 5/1/2015 (Buffalo School District)	AA-/Aa3	1,605,000	1,705,521

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District) (ETM)	NR/NR	4,090,000	4,522,149

Erie County Individual Development Agency, 5.00% due 5/1/2016 (Buffalo School District)	AA-/Aa3	4,705,000	5,186,651

Erie County Individual Development Agency, 5.00% due 5/1/2017 (Buffalo School District)	AA-/Aa3	7,265,000	8,221,365

Erie County Individual Development Agency, 5.00% due 5/1/2018 (Buffalo School District)	AA-/Aa3	5,000,000	5,755,800

Metropolitan Transportation Authority, 5.00% due 11/15/2020	AA/NR	2,000,000	2,332,620

Metropolitan Transportation Authority, 5.00% due 11/15/2020	A/A2	12,955,000	14,888,016

Metropolitan Transportation Authority, 5.00% due 11/15/2021	A/A2	24,325,000	27,727,094

Monroe County Industrial Development Corp., 5.00% due 6/1/2018 (St. John Fisher College)	BBB+/NR	1,425,000	1,580,396

Monroe County Industrial Development Corp., 5.00% due 6/1/2019 (St. John Fisher College)	BBB+/NR	1,030,000	1,143,939

Monroe County Industrial Development Corp., 5.00% due 6/1/2022 (St. John Fisher College)	BBB+/NR	2,000,000	2,149,960

Nassau County IDA, 5.25% due 3/1/2018 (New York Institute of Technology)	BBB+/Baa2	1,260,000	1,406,727

Nassau County IDA, 5.25% due 3/1/2020 (New York Institute of Technology)	BBB+/Baa2	1,715,000	1,921,709

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2019 (Healthcare Facilities Improvements)	A+/Aa3	2,700,000	3,113,802

New York City Health and Hospital Corp. GO, 5.00% due 2/15/2021 (Healthcare Facilities Improvements)	A+/Aa3	2,615,000	2,910,861

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	10,000,000	11,445,300

New York City Housing Development Corp., 0.90% due 11/1/2014 (Multi-Family Housing)	AA/Aa2	1,400,000	1,405,432

New York City Housing Development Corp., 0.80% due 11/1/2015 (Multi-Family Housing)	AA/Aa2	1,820,000	1,823,058

New York City Municipal Water Finance Authority, 0.05% due 6/15/2035 put 1/2/2014 (Water and Sewer System Capital Improvements; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	40,230,000	40,230,000

New York City Transitional Finance Authority, 4.00% due 7/15/2014 (School Financing Act) (State Aid Withholding)	AA-/Aa3	2,000,000	2,041,220

New York City Transitional Finance Authority, 4.00% due 8/1/2014 (City Capital Projects)	AAA/Aa1	12,000,000	12,271,920

New York City Transitional Finance Authority, 5.00% due 11/1/2014 (World Trade Center Recovery Costs) (State Aid Withholding)	AAA/Aaa	2,000,000	2,081,200

New York City Transitional Finance Authority, 5.00% due 11/1/2014 (City Capital Projects)	AAA/Aa1	10,595,000	11,025,157

New York City Transitional Finance Authority, 5.00% due 11/1/2014 (City Capital Projects)	AAA/Aa1	2,275,000	2,367,365

New York City Transitional Finance Authority, 5.00% due 11/1/2015 (City Capital Projects)	AAA/Aa1	5,000,000	5,432,800

New York City Transitional Finance Authority, 5.00% due 7/15/2016 (School Financing Act) (State Aid Withholding)	AA-/Aa3	3,155,000	3,507,130

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects)	AAA/Aa1	5,000,000	5,625,600

New York City Transitional Finance Authority, 5.00% due 11/1/2016 (City Capital Projects)	AAA/Aa1	12,680,000	14,266,522

New York City Transitional Finance Authority, 5.00% due 11/1/2017 (World Trade Center Recovery Costs)	AAA/Aa1	1,000,000	1,082,750

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York City Transitional Finance Authority, 5.00% due 1/15/2018 (School Financing Act) (State Aid Withholding)	AA-/Aa3	4,865,000	5,579,085

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	2,000,000	2,338,640

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	12,725,000	14,879,597

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	1,500,000	1,753,980

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	11,730,000	13,716,124

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	3,075,000	3,595,659

New York City Transitional Finance Authority, 5.00% due 11/1/2018 (City Capital Projects)	AAA/Aa1	1,645,000	1,923,531

New York State Dormitory Authority, 5.25% due 2/15/2014 (Presbyterian Hospital; Insured: AGM)	AA-/A2	2,980,000	2,998,238

New York State Dormitory Authority, 3.00% due 8/15/2014 (Mental Health Services Facilities) (ETM)	NR/NR	10,000	10,174

New York State Dormitory Authority, 3.00% due 8/15/2014 (Mental Health Services Facilities)	AA-/NR	2,630,000	2,675,762

New York State Dormitory Authority, 5.00% due 11/1/2014 (AIDS Long-Term Health Care Facilities: Insured: SONYMA)	NR/Aa1	500,000	502,035

New York State Dormitory Authority, 5.25% due 5/15/2015 (State University of New York Educational Facilities; Insured: Natl-Re/IBC)	A/Aa3	10,000,000	10,317,900

New York State Dormitory Authority, 5.25% due 8/15/2015 (Presbyterian Hospital; Insured: AGM/FHA)	AA-/A2	4,715,000	4,856,261

New York State Dormitory Authority, 5.50% due 2/15/2017 (Mental Health Services Facilities)	AA-/NR	5,000,000	5,717,750

New York State Dormitory Authority, 5.25% due 5/15/2017 (Court Facilities Lease; Insured: AMBAC)	AA-/Aa3	4,945,000	5,619,597

New York State Dormitory Authority, 5.50% due 10/1/2017 (School Districts Financing Program; Insured: Natl-Re) (State Aid Withholding)	A+/A2	5,000	5,021

New York State Dormitory Authority, 5.50% due 2/15/2018 (Mental Health Services Facilities)	AA-/NR	5,280,000	6,175,910

New York State Dormitory Authority, 2.25% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	4,800,000	4,968,816

New York State Dormitory Authority, 5.00% due 4/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	325,000	374,345

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A2	2,500,000	2,894,000

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,395,000	1,598,656

New York State Dormitory Authority, 5.00% due 10/1/2018 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,520,000	2,917,152

New York State Dormitory Authority, 5.00% due 4/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	610,000	709,363

New York State Dormitory Authority, 5.00% due 7/1/2019 (New York Department of Health Projects; Insured: Natl-Re)	AA-/Aa3	6,975,000	7,123,916

New York State Dormitory Authority, 5.25% due 7/1/2019 pre-refunded 7/1/2014 (FIT Student Housing Corp.)	NR/Baa1	750,000	769,035

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A2	2,100,000	2,439,234

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,585,000	1,821,530

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 10/1/2019 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,645,000	3,072,273

New York State Dormitory Authority, 5.00% due 12/15/2019 (Metropolitan Transportation Authority Service Contract)	AAA/NR	60,000,000	70,758,000

New York State Dormitory Authority, 5.00% due 4/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	1,000,000	1,157,430

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa3	1,000,000	1,144,310

New York State Dormitory Authority, 5.00% due 8/15/2020 (Mental Health Services Facilities; Insured: Natl-Re) (State Aid Withholding)	AA-/Baa1	2,105,000	2,209,682

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A2	2,100,000	2,431,548

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	AA-/NR	2,775,000	3,213,117

New York State Dormitory Authority, 5.00% due 10/1/2020 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	1,000,000	1,144,490

New York State Dormitory Authority, 5.00% due 4/1/2021 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	450,000	518,540

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A2	1,250,000	1,439,875

New York State Dormitory Authority, 5.00% due 10/1/2021 (School Districts Financing Program) (State Aid Withholding)	NR/Aa3	750,000	852,728

New York State Dormitory Authority, 5.00% due 10/1/2022 (School Districts Financing Program) (State Aid Withholding)	AA+/NR	300,000	344,679

New York State Dormitory Authority, 5.00% due 2/15/2023 (Mental Health Services Facilities; Insured: Natl-Re) (State Aid Withholding)	AA-/Baa1	2,000,000	2,098,060

New York State Dormitory Authority, 5.25% due 10/1/2023 (School Districts Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A1	2,000,000	2,245,400

New York State Dormitory Authority, 5.25% due 2/15/2031 pre-refunded 8/15/2014 (Presbyterian Hospital; Insured: FSA/FHA)	AA+/Aa1	9,840,000	10,150,747

New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/Baa1	5,000,000	5,100,750

New York State Environmental Facilities Corp., 4.00% due 11/15/2017 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,095,000	2,189,610

New York State Environmental Facilities Corp., 4.00% due 11/15/2018 (Water Pollution Control & Drinking Water Projects)	AAA/Aaa	2,170,000	2,253,024

New York State Housing Finance Agency, 0.75% due 5/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	2,000,000	2,004,340

New York State Housing Finance Agency, 0.80% due 11/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	1,700,000	1,705,661

New York State Housing Finance Agency, 0.875% due 11/1/2015 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	3,100,000	3,110,044

New York State Housing Finance Agency, 0.95% due 5/1/2016 (2012 Affordable Housing Projects; Insured: SONYMA)	NR/Aa2	2,700,000	2,716,875

New York State Thruway Authority, 4.00% due 3/15/2015 (Highway, Bridge, Multi-Modal and MTA Projects)	AAA/NR	2,000,000	2,092,900

New York State Thruway Authority, 5.00% due 4/1/2017 (State Multi-Year Highway & Bridge Capital Program; Insured: Natl-Re)	AA/Baa1	2,600,000	2,804,412

New York State Thruway Authority, 5.00% due 5/1/2019 (The New NY Bridge Project)	A-/A3	5,000,000	5,741,600

New York State Thruway Authority, 5.00% due 1/1/2020 (Governor Thomas E. Dewey Thruway)	A/A2	2,000,000	2,308,300

New York State Thruway Authority, 5.00% due 1/1/2021 (Governor Thomas E. Dewey Thruway)	A/A2	2,500,000	2,886,925

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Thruway Authority, 5.00% due 1/1/2022 (Governor Thomas E. Dewey Thruway)	A/A2	3,000,000	3,428,520

Patchogue-Medford Union Free School District GO, 4.25% due 10/1/2015 (Insured: MBIA) (State Aid Withholding)	A/Baa1	1,000,000	1,060,450

Port Authority 148th GO, 5.00% due 8/15/2017 (Insured: AGM)	AA-/Aa3	4,725,000	5,414,377

Port Authority of New York and New Jersey GO, 5.00% due 12/1/2019 (Port Authority Facilities Capital Projects; Insured: AGM)	AA-/Aa3	1,000,000	1,073,190

Suffolk County Economic Development Corp., 5.00% due 7/1/2020 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,561,650

Suffolk County Economic Development Corp., 5.00% due 7/1/2021 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,499,750

Suffolk County Economic Development Corp., 5.00% due 7/1/2022 (Catholic Health Services)	BBB+/Baa1	5,000,000	5,405,400

Suffolk County IDA Civic Facilities GO, 5.25% due 3/1/2019 (New York Institute of Technology)	BBB+/Baa2	1,400,000	1,440,530

Tobacco Settlement Financing Corp., 5.00% due 6/1/2014	AA-/NR	5,000,000	5,100,950

Tobacco Settlement Financing Corp., 5.00% due 6/1/2018	AA-/NR	3,725,000	4,291,870

Triborough Bridge and Tunnel Authority, 5.00% due 11/15/2021 (MTA Bridges & Tunnels)	AA-/Aa3	5,140,000	6,008,557

United Nations Development Corp., 5.00% due 7/1/2016	NR/A1	3,400,000	3,759,006

United Nations Development Corp., 5.00% due 7/1/2017	NR/A1	3,000,000	3,384,090

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	4,000,000	4,568,320

West Seneca Central School District GO, 5.00% due 11/15/2022 (Insured: BAM) (State Aid Withholding)	AA/A1	1,000,000	1,142,420

North Carolina — 1.97%

Catawba County, 4.00% due 10/1/2015	AA-/Aa2	1,620,000	1,722,028

Catawba County, 4.00% due 10/1/2016	AA-/Aa2	1,000,000	1,090,140

Catawba County, 4.00% due 10/1/2017	AA-/Aa2	1,000,000	1,108,950

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2016 (Carolinas HealthCare System)	AA-/Aa3	3,520,000	3,824,550

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2017 (Carolinas HealthCare System)	AA-/Aa3	2,000,000	2,241,960

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2019 (Carolinas HealthCare System)	AA-/Aa3	600,000	660,246

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2021 (Carolinas HealthCare System)	AA-/Aa3	1,595,000	1,594,841

Charlotte-Mecklenburg Hospital Authority, 4.00% due 1/15/2022 (Carolinas HealthCare System)	AA-/Aa3	845,000	893,613

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2023 (Carolinas HealthCare System)	AA-/Aa3	1,400,000	1,589,994

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2024 (Carolinas HealthCare System)	AA-/Aa3	2,855,000	3,184,181

County of Dare, 2.00% due 6/1/2014 (Educational Facility Capital Projects)	AA-/Aa3	360,000	362,754

County of Dare, 4.00% due 6/1/2016 (Educational Facility Capital Projects)	AA-/Aa3	500,000	540,365

County of Dare, 4.00% due 6/1/2017 (Educational Facility Capital Projects)	AA-/Aa3	400,000	440,088

County of Dare, 4.00% due 6/1/2018 (Educational Facility Capital Projects)	AA-/Aa3	425,000	471,164

County of Dare, 4.00% due 6/1/2019 (Educational Facility Capital Projects)	AA-/Aa3	500,000	552,345

County of Dare, 4.00% due 6/1/2020 (Educational Facility Capital Projects)	AA-/Aa3	765,000	836,390

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

County of Dare, 5.00% due 6/1/2021 (Educational Facility Capital Projects)	AA-/Aa3	1,225,000	1,415,757

County of Dare, 4.00% due 6/1/2022 (Educational Facility Capital Projects)	AA-/Aa3	490,000	521,301

County of Dare, 5.00% due 6/1/2024 (Educational Facility Capital Projects)	AA-/Aa3	700,000	787,437

County of Mecklenburg GO, 4.00% due 8/1/2015	AAA/Aaa	3,135,000	3,320,373

County of Randolph, 5.00% due 10/1/2020	A+/Aa3	500,000	576,585

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	500,000	573,700

County of Randolph, 5.00% due 10/1/2021	A+/Aa3	1,065,000	1,221,981

County of Randolph, 5.00% due 10/1/2022	A+/Aa3	1,945,000	2,225,022

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	400,000	454,936

County of Randolph, 5.00% due 10/1/2023	A+/Aa3	550,000	625,537

County of Wake, 5.00% due 6/1/2015 (Hammond Road Detention Center)	AA+/Aa1	1,135,000	1,208,820

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2016 (Insured: AMBAC)	A-/NR	1,700,000	1,848,121

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: AMBAC)	NR/Baa1	7,500,000	8,837,550

North Carolina Eastern Municipal Power Agency, 6.00% due 1/1/2018 (Insured: BHAC/AMBAC)	AA+/Aa1	5,965,000	7,062,023

North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2019 (Insured: AGM)	AA-/A3	3,105,000	3,537,247

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021	A-/Baa1	5,000,000	5,681,250

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022	A-/Baa1	4,715,000	5,341,859

North Carolina Municipal Power Agency, 5.25% due 1/1/2017 (Catawba Electric)	A/A2	3,120,000	3,518,830

North Carolina Municipal Power Agency, 4.00% due 1/1/2018 (Catawba Electric)	A/A2	15,000,000	16,548,900

North Carolina Municipal Power Agency, 5.00% due 1/1/2019 (Catawba Electric)	A/A2	4,500,000	5,176,305

North Carolina Municipal Power Agency, 4.00% due 1/1/2020 (Catawba Electric)	A/A2	1,550,000	1,695,064

North Carolina Municipal Power Agency, 5.00% due 1/1/2020 (Catawba Electric)	A/A2	1,000,000	1,149,300

North Carolina Municipal Power Agency, 4.00% due 1/1/2022 (Catawba Electric)	A/A2	1,000,000	1,069,920

State of North Carolina, 4.00% due 11/1/2014 (State Capital Projects and Correctional Facilities)	AA+/Aa1	2,000,000	2,063,820

State of North Carolina, 5.00% due 11/1/2019 (State Capital Projects and Correctional Facilities)	AA+/Aa1	23,635,000	27,808,232

Winston-Salem State University, 4.00% due 4/1/2016 (Student Housing and Student Services Facilities)	A/A3	640,000	679,283

Winston-Salem State University, 4.00% due 4/1/2017 (Student Housing and Student Services Facilities)	A/A3	645,000	692,556

Winston-Salem State University, 5.00% due 4/1/2019 (Student Housing and Student Services Facilities)	A/A3	815,000	906,166

Winston-Salem State University, 5.00% due 4/1/2022 (Student Housing and Student Services Facilities)	A/A3	945,000	1,033,565

North Dakota — 0.06%

County of Ward, 4.00% due 4/1/2020 (Insured: AGM)	AA-/A2	2,445,000	2,626,248

North Dakota Public Finance Authority, 4.00% due 6/1/2017 (City of Fargo Flood Mitigation Projects)	AA/NR	1,460,000	1,604,248

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ohio — 3.65%

Akron, Bath & Copley Joint Township Hospital District, 5.00% due 11/15/2021 (Children’s Hospital Medical Center)	NR/A1	1,000,000	1,109,940

Allen County Hospital Facilities, 5.00% due 9/1/2015 (Catholic Healthcare Partners)	AA-/A1	10,000,000	10,722,100

Allen County Hospital Facilities, 5.00% due 9/1/2016 (Catholic Healthcare Partners)	AA-/A1	10,000,000	11,062,800

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	5,500,000	6,279,955

American Municipal Power, Inc., 5.25% due 2/15/2019 (AMP Combined Hydroelectric Projects)	A/A3	5,595,000	6,388,875

American Municipal Power, Inc., 5.00% due 2/15/2020 (AMP Fremont Energy Center)	A/A1	1,865,000	2,114,425

American Municipal Power, Inc., 5.00% due 2/15/2021 (AMP Fremont Energy Center)	A/A1	1,300,000	1,465,048

American Municipal Power, Inc., 5.00% due 2/15/2022 (AMP Fremont Energy Center)	A/A1	2,750,000	3,086,655

Cincinnati City School District Board of Education GO, 5.25% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	AA-/Aa2	1,465,000	1,715,808

City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)	AA+/NR	4,120,000	4,746,817

City of Akron COP, 5.00% due 12/1/2014 (Canal Park Baseball Stadium; Insured: AGM) (ETM)	AA-/NR	2,000,000	2,086,920

City of Akron GO, 5.00% due 12/1/2018 (Various Municipal Capital Projects; Insured: AMBAC)	AA+/Aa3	2,425,000	2,623,777

City of Akron GO, 5.00% due 12/1/2019 (Various Municipal Capital Projects)	AA-/NR	1,685,000	1,960,228

City of Cleveland, 5.00% due 5/15/2014 (Police & Firemen’s Disability and Pension Fund)	AA/NR	1,000,000	1,017,600

City of Cleveland, 2.00% due 10/1/2014 (Public Facilities)	AA/A1	855,000	865,457

City of Cleveland, 3.00% due 10/1/2016 (Public Facilities)	AA/A1	690,000	728,681

City of Cleveland, 4.00% due 10/1/2018 (Parks & Recreation Facilities)	AA/A1	500,000	550,680

City of Cleveland, 4.00% due 10/1/2019 (Public Facilities)	AA/A1	600,000	657,324

City of Cleveland, 4.00% due 10/1/2019 (Parks & Recreation Facilities)	AA/A1	520,000	569,681

City of Cleveland, 5.00% due 10/1/2020 (Public Facilities)	AA/A1	510,000	583,945

City of Cleveland, 5.00% due 10/1/2020 (Parks & Recreation Facilities)	AA/A1	545,000	624,020

City of Cleveland, 5.00% due 10/1/2021 (Parks & Recreation Facilities)	AA/A1	570,000	647,440

City of Cleveland, 5.00% due 10/1/2022 (Public Facilities)	AA/A1	905,000	1,020,876

City of Cleveland, 5.00% due 10/1/2022 (Parks & Recreation Facilities)	AA/A1	600,000	676,824

City of Cleveland, 5.00% due 10/1/2023 (Public Facilities)	AA/A1	1,155,000	1,297,261

City of Cleveland, 5.00% due 10/1/2023 (Parks & Recreation Facilities)	AA/A1	630,000	707,597

City of Cleveland COP, 5.00% due 11/15/2016 (Cleveland Stadium)	A/A2	2,200,000	2,450,690

City of Cleveland GO, 5.50% due 10/1/2019 (City Capital Projects; Insured: AMBAC)	AA/A1	1,260,000	1,477,400

City of Columbus GO, 5.00% due 7/1/2014	AAA/Aaa	1,000,000	1,024,230

City of Toledo, 5.00% due 11/15/2018 (Water System Improvements)	AA-/Aa3	1,175,000	1,362,577

City of Toledo, 5.00% due 11/15/2019 (Water System Improvements)	AA-/Aa3	2,260,000	2,621,645

City of Toledo, 5.00% due 11/15/2020 (Water System Improvements)	AA-/Aa3	2,000,000	2,307,920

City of Toledo, 5.00% due 11/15/2021 (Water System Improvements)	AA-/Aa3	2,000,000	2,291,800

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Toledo, 5.00% due 11/15/2022 (Water System Improvements)	AA-/Aa3	3,255,000	3,723,655

City of Toledo, 5.00% due 11/15/2023 (Water System Improvements)	AA-/Aa3	1,750,000	1,975,505

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM) (ETM)	AA-/A2	965,000	1,164,620

Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)	AA-/A2	2,035,000	2,302,602

Cleveland State University, 5.00% due 6/1/2019 (Campus Capital Projects)	A+/A1	1,000,000	1,149,190

Cleveland State University, 5.00% due 6/1/2020 (Campus Capital Projects)	A+/A1	700,000	802,655

Cleveland State University, 5.00% due 6/1/2021 (Campus Capital Projects)	A+/A1	1,000,000	1,138,410

Cleveland State University, 5.00% due 6/1/2022 (Campus Capital Projects)	A+/A1	2,000,000	2,261,200

Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2019 (Cleveland Museum of Art)	AA+/NR	2,000,000	2,323,080

County of Clermont, 2.00% due 8/1/2016 (Sanitary Sewer System)	NR/Aa3	1,325,000	1,362,233

County of Clermont, 2.00% due 8/1/2016 (Water System )	NR/Aa3	1,855,000	1,908,016

County of Clermont, 4.00% due 8/1/2019 (Sanitary Sewer System)	NR/Aa3	1,420,000	1,533,600

County of Franklin, 4.00% due 11/15/2033 put 8/1/2016 (OhioHealth Corp. Hospital Facilities)	AA+/Aa2	3,235,000	3,498,847

County of Montgomery, 6.00% due 11/15/2028 pre-refunded 11/15/2014 (Miami Valley Hospital)	NR/Aa3	2,030,000	2,130,302

County of Montgomery, 6.25% due 11/15/2039 pre-refunded 11/15/2014 (Miami Valley Hospital)	NR/Aa3	2,250,000	2,366,055

Deerfield Township, 5.00% due 12/1/2017	NR/A1	1,000,000	1,111,650

Franklin County Convention Facilities Authority, 4.50% due 12/1/2021 (Greater Columbus Convention Center; Insured: AMBAC)	AA/Aaa	1,000,000	1,064,540

Garfield Heights City School District GO, 5.375% due 12/15/2016 (School Improvements; Insured: Natl-Re)	NR/A1	1,625,000	1,812,297

Greater Cleveland Regional Transportation Authority GO, 5.00% due 12/1/2015 (Insured: Natl-Re)	NR/Aa2	1,000,000	1,082,180

Kent State University, 5.00% due 5/1/2020 (Insured: AGM)	AA-/Aa3	1,000,000	1,147,590

Ohio State Air Quality Development Authority, 5.625% due 6/1/2018 (FirstEnergy Nuclear)	BBB-/Baa2	5,000,000	5,496,650

Ohio State Air Quality Development Authority, 5.75% due 6/1/2033 put 12/1/2011 (FirstEnergy Nuclear)	BBB-/Baa3	5,800,000	6,230,244

Ohio State Air Quality Development Authority, 3.375% due 1/1/2034 put 7/1/2015 (FirstEnergy Nuclear)	BBB-/Baa3	7,200,000	7,310,304

Ohio State Air Quality Development Authority, 3.875% due 12/1/2038 put 6/1/2014 (Columbus Southern Power Co.)	BBB/Baa1	4,800,000	4,853,472

Ohio State Building Authority, 5.00% due 10/1/2015 (Insured: Natl-Re)	AA/Aa2	4,600,000	4,971,956

Ohio State Building Authority, 5.00% due 10/1/2020	AA/Aa2	1,700,000	1,951,736

Ohio State Department Administrative Services COP, 5.00% due 9/1/2015 (Insured: Natl-Re)	AA/Aa2	1,950,000	2,054,364

Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	5,500,000	5,922,015

Ohio State Water Development Authority PCR, 3.375% due 1/1/2034 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	24,400,000	24,773,808

Penta Career Center COP, 4.00% due 4/1/2017 (School District Facilities Project)	NR/Aa3	1,550,000	1,690,787

RiverSouth Authority, 5.00% due 12/1/2016 (RiverSouth Area Redevelopment)	AA+/Aa2	2,380,000	2,570,590

RiverSouth Authority, 5.00% due 12/1/2019 (RiverSouth Area Redevelopment)	AA+/Aa2	2,500,000	2,873,775

State of Ohio, 4.00% due 12/15/2018 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,116,670

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

State of Ohio, 4.00% due 12/15/2019 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,112,590

State of Ohio, 5.00% due 10/1/2020 (Cultural and Sports Capital Facilities)	AA/Aa2	3,845,000	4,423,634

State of Ohio, 5.00% due 12/15/2020 (Major New Street Infrastructure Project)	AA/Aa2	1,000,000	1,166,490

State of Ohio, 5.00% due 12/15/2021 (Major New Street Infrastructure Project)	AA/Aa2	2,500,000	2,897,625

State of Ohio GO, 4.00% due 10/1/2014 (Revitalization Project) (ETM)	AA-/NR	2,075,000	2,133,888

State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	5,000,000	5,372,150

State of Ohio GO, 5.00% due 8/1/2015 (Higher Education Facility Projects)	AA+/Aa1	6,010,000	6,457,324

State of Ohio GO, 5.50% due 9/15/2019 (Common Schools Capital Facilities)	AA+/Aa1	4,150,000	4,989,794

State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	3,500,000	3,890,530

University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)	AA-/A1	3,415,000	3,904,506

Youngstown City School District GO, 3.00% due 12/1/2015 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,000,000	1,042,440

Youngstown City School District GO, 3.00% due 12/1/2016 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,440,000	1,524,773

Youngstown City School District GO, 4.00% due 12/1/2017 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,480,000	1,632,573

Youngstown City School District GO, 4.00% due 12/1/2018 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,545,000	1,715,352

Youngstown City School District GO, 4.00% due 12/1/2019 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,605,000	1,772,514

Youngstown City School District GO, 4.00% due 12/1/2020 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,670,000	1,826,112

Youngstown City School District GO, 4.00% due 12/1/2021 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,735,000	1,851,523

Youngstown City School District GO, 4.00% due 12/1/2022 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,805,000	1,891,135

Youngstown City School District GO, 4.00% due 12/1/2023 (Educational Facilities) (State Aid Withholding)	NR/Aa2	1,700,000	1,753,873

Oklahoma — 0.98%

Canadian County Educational Facilities Authority, 4.00% due 9/1/2019 (Mustang Public Schools)	A+/NR	1,410,000	1,522,292

Canadian County Educational Facilities Authority, 4.50% due 9/1/2020 (Mustang Public Schools)	A+/NR	2,690,000	2,947,890

Canadian County Educational Facilities Authority, 4.50% due 9/1/2021 (Mustang Public Schools)	A+/NR	2,290,000	2,482,749

City of Tulsa GO, 2.50% due 3/1/2014 (City Capital Improvements)	AA/Aa1	2,715,000	2,725,724

Cleveland County ISD No. 29 GO, 1.50% due 3/1/2017 (Norman School District)	NR/Aa2	3,630,000	3,715,124

Comanche County Hospital Authority, 5.25% due 7/1/2015 (Insured: Radian)	BBB-/NR	1,340,000	1,403,436

Oklahoma County Finance Authority, 3.00% due 9/1/2015 (Western Heights Public Schools)	A+/NR	375,000	388,076

Oklahoma County Finance Authority, 5.00% due 9/1/2016 (Western Heights Public Schools)	A+/NR	3,000,000	3,307,110

Oklahoma County Finance Authority, 5.00% due 9/1/2017 (Western Heights Public Schools)	A+/NR	4,075,000	4,605,687

Oklahoma County Finance Authority, 4.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	250,000	271,498

Oklahoma County Finance Authority, 5.00% due 9/1/2018 (Western Heights Public Schools)	A+/NR	2,120,000	2,424,602

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma County Finance Authority, 5.00% due 9/1/2020 (Western Heights Public Schools)	A+/NR	2,000,000	2,243,780

Oklahoma County ISD No. 1, 3.00% due 1/1/2014	NR/NR	2,880,000	2,880,000

Oklahoma County ISD No. 1 GO, 1.00% due 1/1/2016	A+/NR	4,075,000	4,117,135

Oklahoma DFA, 5.00% due 8/15/2017 (Integris Health)	AA-/Aa3	4,375,000	4,975,119

Oklahoma DFA, 5.00% due 8/15/2018 (Integris Health)	AA-/Aa3	500,000	576,540

Oklahoma Municipal Power Authority, 5.00% due 1/1/2014 (Insured: AGM)	NR/NR	4,005,000	4,005,000

Oklahoma State Industrial Authority, 5.00% due 7/1/2016 (Medical Research Foundation)	NR/A1	1,165,000	1,276,432

Oklahoma State Industrial Authority, 5.25% due 7/1/2017 (Medical Research Foundation)	NR/A1	1,075,000	1,211,955

Tulsa County Industrial Authority, 4.50% due 9/1/2020 (Broken Arrow Public Schools)	AA-/NR	1,585,000	1,753,153

Tulsa County Industrial Authority, 4.50% due 9/1/2021 (Broken Arrow Public Schools)	AA-/NR	8,775,000	9,513,592

Tulsa County ISD No. 3 GO, 2.00% due 4/1/2015 (Broken Arrow School District)	AA/NR	2,000,000	2,043,780

Tulsa County ISD No. 3 GO, 2.00% due 4/1/2016 (Broken Arrow School District)	AA/NR	1,725,000	1,782,425

Tulsa Parking Authority, 3.00% due 7/1/2017	AA-/NR	1,470,000	1,555,760

Oregon — 0.18%

Clackamas County, 5.00% due 7/15/2037 put 7/15/2014 (Legacy Health System)	A+/A1	6,465,000	6,626,883

Oregon Facilities Authority, 5.00% due 3/15/2015 (Legacy Health System)	A+/A1	1,635,000	1,718,009

Oregon Facilities Authority, 5.00% due 3/15/2016 (Legacy Health System)	A+/A1	1,000,000	1,087,060

Oregon Facilities Authority, 4.50% due 3/15/2018 (Legacy Health System)	A+/A1	1,100,000	1,219,163

Oregon State Department of Administrative Services COP, 5.00% due 11/1/2014 (Insured: Natl-Re)	AA/Aa2	1,000,000	1,040,460

Pennsylvania — 3.63%

Adams County IDA, 5.00% due 8/15/2014 (Gettysburg College)	A/A2	1,000,000	1,028,320

Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)	A/A2	1,250,000	1,383,387

Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)	A/A2	1,340,000	1,517,671

Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)	A/A2	1,765,000	2,030,068

Allegheny County Hospital Development Authority, 5.00% due 6/15/2017 (University of Pittsburgh Medical Center)	A+/Aa3	3,000,000	3,403,650

Allegheny County Hospital Development Authority, 5.00% due 9/1/2017 (University of Pittsburgh Medical Center)	A+/Aa3	1,875,000	2,134,331

Allegheny County Hospital Development Authority, 5.00% due 5/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	5,915,000	6,770,664

Allegheny County Hospital Development Authority, 5.00% due 6/15/2018 (University of Pittsburgh Medical Center)	A+/Aa3	3,310,000	3,814,014

Allegheny County Hospital Development Authority, 5.00% due 9/1/2018 (University of Pittsburgh Medical Center)	A+/Aa3	2,100,000	2,423,127

Allegheny County Redevelopment Authority, 5.10% due 7/1/2014 (Pittsburgh Mills)	NR/NR	465,000	471,970

Altoona Area School District GO, 3.25% due 12/1/2016 (Insured: AGM) (State Aid Withholding)	AA-/NR	1,475,000	1,566,789

Altoona Area School District GO, 3.00% due 12/1/2022 (Insured: AGM) (State Aid Withholding)	AA-/NR	1,335,000	1,288,769

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Athens Area School District GO, 2.00% due 4/15/2016 (Insured: AGM) (State Aid Withholding)	NR/A1	470,000	483,240

Athens Area School District GO, 3.00% due 4/15/2018 (Insured: AGM) (State Aid Withholding)	NR/A1	2,600,000	2,732,366

Athens Area School District GO, 3.00% due 4/15/2019 (Insured: AGM) (State Aid Withholding)	NR/A1	2,680,000	2,766,537

Chester County School Authority, 5.00% due 4/1/2016 (Intermediate School; Insured: AMBAC)	A+/NR	1,915,000	2,052,210

City of Philadelphia, 5.00% due 6/15/2017 (Water and Wastewater System; Insured: AGM)	AA-/A1	5,570,000	6,323,120

City of Philadelphia, 5.00% due 7/1/2022 (Water and Wastewater System; Insured: AGM)	AA-/A1	1,155,000	1,210,255

City of Philadelphia Gas Works, 5.375% due 7/1/2014 (Insured: AGM)	AA-/A2	7,280,000	7,458,142

City of Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)	AA-/A2	3,000,000	3,089,280

City of Philadelphia Gas Works, 5.00% due 10/1/2014 (Insured: AMBAC)	BBB+/Baa2	1,925,000	1,983,751

City of Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)	AA-/A2	3,315,000	3,403,510

City of Philadelphia Gas Works, 5.00% due 7/1/2018 (Insured: AGM)	AA-/A2	1,395,000	1,561,479

City of Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)	A/A1	460,000	474,863

City of Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)	AA-/A1	3,030,000	3,370,754

City of Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)	AA-/A1	2,210,000	2,445,277

City of Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)	AA-/A1	3,240,000	3,566,948

Commonwealth of Pennsylvania GO, 5.00% due 10/1/2022	AA/Aa2	575,000	634,674

Commonwealth of Pennsylvania State Public School Building Authority, 5.00% due 10/1/2016 (Harrisburg Area Community College Project)	A-/NR	1,390,000	1,519,367

County of Allegheny GO, 5.00% due 11/1/2019 (Insured: Natl-Re)	A+/A1	1,260,000	1,304,125

County of Lehigh GO, 4.00% due 11/15/2014	NR/Aa1	3,190,000	3,296,355

Cumberland Valley School District GO, 5.00% due 11/15/2018 (Insured: AGM) (State Aid Withholding)	NR/Aa3	3,590,000	3,875,118

Economy Borough Municipal Authority, 3.00% due 12/15/2014 (Beaver County Sewer System; Insured: BAM)	AA/NR	330,000	337,989

Economy Borough Municipal Authority, 3.00% due 12/15/2016 (Beaver County Sewer System; Insured: BAM)	AA/NR	505,000	534,775

Economy Borough Municipal Authority, 3.00% due 12/15/2018 (Beaver County Sewer System; Insured: BAM)	AA/NR	435,000	457,820

Economy Borough Municipal Authority, 4.00% due 12/15/2020 (Beaver County Sewer System; Insured: BAM)	AA/NR	605,000	653,878

Economy Borough Municipal Authority, 4.00% due 12/15/2022 (Beaver County Sewer System; Insured: BAM)	AA/NR	1,180,000	1,241,466

Lancaster County Solid Waste Management Authority, 5.00% due 12/15/2023 (Harrisburg Resource Recovery Facility)	AA-/NR	2,680,000	2,971,584

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2024 (Harrisburg Resource Recovery Facility)	AA-/NR	4,000,000	4,430,280

Monroeville Finance Authority, 5.00% due 2/15/2021 (University of Pittsburgh Medical Center)	A+/Aa3	2,400,000	2,719,896

Monroeville Finance Authority, 5.00% due 2/15/2022 (University of Pittsburgh Medical Center)	A+/Aa3	1,250,000	1,396,512

Montgomery County Higher Education & Health Authority, 5.00% due 6/1/2022 (Abington Memorial Hospital Obligated Group)	A/NR	3,000,000	3,290,400

Montgomery County IDA, 5.00% due 8/1/2016 (Regional Medical Center; Insured: FHA)	AA/Aa2	1,000,000	1,102,780

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Montgomery County IDA, 5.00% due 2/1/2017 (Regional Medical Center; Insured: FHA)	AA/Aa2	1,000,000	1,118,370

Montgomery County IDA, 5.00% due 2/1/2020 (Regional Medical Center; Insured: FHA)	AA/Aa2	1,000,000	1,127,250

Northampton Borough Municipal Authority, 4.00% due 5/15/2021 (Water System; Insured: AGM)	NR/A1	500,000	523,480

Northampton Borough Municipal Authority, 4.00% due 5/15/2022 (Water System; Insured: AGM)	NR/A1	1,185,000	1,223,062

Northampton Borough Municipal Authority, 3.00% due 5/15/2023 (Water System; Insured: AGM)	NR/A1	1,255,000	1,183,264

Norwin School District GO, 4.00% due 4/1/2018 (Insured: AGM) (State Aid Withholding)	AA-/A1	1,835,000	2,010,096

Pennsylvania Economic Development Financing Authority, 5.00% due 7/1/2016 (Pennsylvania Dept. of Labor and Industry)	AA+/Aaa	10,000,000	11,121,900

Pennsylvania Economic Development Financing Authority, 3.70% due 11/1/2021 put 5/1/2015 (Waste Management, Inc.)	A-/NR	7,750,000	7,975,137

Pennsylvania Economic Development Financing Authority, 1.75% due 12/1/2033 put 12/1/2015 (Waste Management, Inc.)	A-/NR	2,000,000	2,009,780

Pennsylvania Economic Development Financing Authority, 3.00% due 12/1/2037 put 9/1/2015 (PPL Energy Supply)	BBB/NR	14,000,000	14,387,800

Pennsylvania Higher Educational Facilities Authority, 5.00% due 6/1/2015 pre-refunded 6/1/2014 (Philadelphia University)	BBB/Baa2	985,000	1,004,828

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	5,600,000	6,460,496

Pennsylvania Higher Educational Facilities Authority, 5.00% due 5/15/2020 (University of Pittsburgh Medical Center)	A+/Aa3	5,100,000	5,840,061

Pennsylvania Higher Educational Facilities Authority, 4.00% due 10/1/2022 (Shippensburg University Student Services, Inc. Student Housing)	BBB-/Baa3	1,825,000	1,756,946

Pennsylvania Higher Educational Facilities Authority, 5.00% due 11/1/2023 (Saint Joseph’s University)	A-/NR	1,075,000	1,165,494

Philadelphia Authority for Industrial Development, 5.00% due 8/1/2020 (Mast Charter School)	BBB+/NR	685,000	709,776

Philadelphia Parking Authority, 5.00% due 9/1/2016	A/A1	1,500,000	1,648,410

Philadelphia Parking Authority, 5.00% due 9/1/2017	A/A1	1,020,000	1,142,849

Philadelphia School District GO, 4.50% due 9/1/2017 (State Aid Withholding)	A+/Aa3	2,270,000	2,495,479

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/Aa3	4,210,000	4,766,478

Philadelphia School District GO, 5.00% due 9/1/2019 (State Aid Withholding)	A+/Aa3	18,410,000	20,843,434

Philadelphia School District GO, 5.25% due 9/1/2021 (State Aid Withholding)	A+/Aa3	2,265,000	2,534,920

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2023	A/A2	2,520,000	2,817,360

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2024	A/A2	7,365,000	8,115,714

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2024	A/A2	2,395,000	2,639,122

Plum Borough School District GO, 2.00% due 9/15/2014 (Insured: BAM) (State Aid Withholding)	AA/NR	1,000,000	1,010,740

Plum Borough School District GO, 2.00% due 9/15/2015 (Insured: BAM) (State Aid Withholding)	AA/NR	850,000	869,933

Plum Borough School District GO, 3.00% due 9/15/2016 (Insured: BAM) (State Aid Withholding)	AA/NR	750,000	791,970

Plum Borough School District GO, 3.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	240,000	255,235

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	740,000	816,560

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	390,000	427,514

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	395,000	432,995

Plum Borough School District GO, 4.00% due 9/15/2019 (Insured: BAM) (State Aid Withholding)	AA/NR	1,205,000	1,320,909

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	1,455,000	1,579,097

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	1,610,000	1,725,083

Plum Borough School District GO, 5.00% due 9/15/2022 (Insured: BAM) (State Aid Withholding)	AA/NR	1,410,000	1,598,009

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	1,495,000	1,675,267

Plum Borough School District GO, 5.00% due 9/15/2023 (Insured: BAM) (State Aid Withholding)	AA/NR	470,000	526,673

Plum Borough School District GO, 5.00% due 9/15/2024 (Insured: BAM) (State Aid Withholding)	AA/NR	1,885,000	2,081,926

Saint Mary Hospital Authority, 5.00% due 11/15/2021 (Catholic Health East Issue)	AA-/Aa2	2,900,000	2,998,484

School District of Pittsburgh GO, 5.50% due 9/1/2016 (Insured: AGM) (State Aid Withholding)	AA-/Aa3	4,000,000	4,493,040

School District of the City of Erie GO, 0% due 5/1/2014 (Insured: Natl-Re) (State Aid Withholding) (ETM)	A/Baa1	1,100,000	1,099,230

Wayne County Hospital and HFA, 2.00% due 7/1/2016 (Wayne Memorial Hospital; Insured: AGM)	AA-/NR	500,000	510,940

Wayne County Hospital and HFA, 2.00% due 7/1/2017 (Wayne Memorial Hospital; Insured: AGM)	AA-/NR	1,000,000	1,012,880

Wayne County Hospital and HFA, 2.00% due 7/1/2018 (Wayne Memorial Hospital; Insured: AGM)	AA-/NR	625,000	620,200

Wayne County Hospital and HFA, 3.00% due 7/1/2019 (Wayne Memorial Hospital; Insured: AGM)	AA-/NR	1,185,000	1,206,520

West Mifflin Area School District GO, 3.70% due 10/1/2015 (Insured: AGM) (State Aid Withholding)	AA-/A2	2,210,000	2,334,843

Rhode Island — 1.79%

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2018 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	870,000	1,007,330

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2019 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,250,000	1,456,350

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2020 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	1,300,000	1,518,673

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2021 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,000,000	2,318,140

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2022 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,280,000	2,642,816

Rhode Island Clean Water Finance Agency, 5.00% due 10/1/2023 (Public Drinking Water Supply or Treatment Facilities)	AAA/NR	2,380,000	2,757,349

Rhode Island Convention Center Authority, 5.25% due 5/15/2015 (Convention Center and Parking Projects; Insured: Natl-Re)	A/Baa1	765,000	780,155

Rhode Island Convention Center Authority, 5.00% due 5/15/2018 (Convention Center and Parking Projects)	AA-/Aa3	5,365,000	6,143,032

Rhode Island Convention Center Authority, 5.00% due 5/15/2019 (Convention Center and Parking Projects)	AA-/Aa3	7,310,000	8,378,064

Rhode Island Convention Center Authority, 5.00% due 5/15/2020 (Convention Center and Parking Projects)	AA-/Aa3	5,890,000	6,734,626

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Rhode Island Convention Center Authority, 5.00% due 5/15/2021 (Convention Center and Parking Projects; Insured: AGM)	AA-/Aa3	2,000,000	2,110,480

Rhode Island Economic Development Corp., 5.00% due 6/15/2014 (RIDOT Transit Improvements; Insured: AGM)	AA-/Aa3	2,000,000	2,008,000

Rhode Island Health & Educational Building Corp., 4.00% due 9/15/2015 (University of Rhode Island Auxiliary Enterprise)	A+/A1	500,000	528,575

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2020 (University of Rhode Island Auxiliary Enterprise)	A+/A1	750,000	857,850

Rhode Island Health & Educational Building Corp., 5.00% due 9/15/2023 (University of Rhode Island Auxiliary Enterprise)	A+/A1	1,400,000	1,562,708

State of Rhode Island and Providence Plantations, 5.00% due 10/1/2014 (Department of Children, Youth, and Families; Insured: MBIA) (ETM)	AA-/Aa3	1,000,000	1,035,720

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2015 (Shepard’s Building; Insured: AGM)	AA-/Aa3	800,000	861,248

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Kent County Courthouse)	AA-/Aa3	600,000	688,146

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2019 (Training School Project)	AA-/Aa3	1,575,000	1,806,383

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Training School Project)	AA-/Aa3	1,405,000	1,602,417

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2020 (Kent County Courthouse)	AA-/Aa3	1,375,000	1,568,201

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Training School Project)	AA-/Aa3	3,540,000	4,011,776

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2021 (Kent County Courthouse)	AA-/Aa3	2,000,000	2,266,540

State of Rhode Island and Providence Plantations COP, 5.00% due 4/1/2022 (Energy Conservation Project)	AA-/Aa3	2,020,000	2,276,722

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Kent County Courthouse)	AA-/Aa3	2,100,000	2,366,322

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2022 (Training School Project)	AA-/Aa3	3,620,000	4,079,088

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Kent County Courthouse)	AA-/Aa3	1,500,000	1,674,255

State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2023 (Training School Project)	AA-/Aa3	1,705,000	1,903,070

State of Rhode Island and Providence Plantations GO, 5.00% due 10/1/2019 (Consolidated Capital Development Loan)	AA/Aa2	5,000,000	5,849,150

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2020 (Consolidated Capital Development Loan)	AA/Aa2	8,365,000	9,719,712

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2020 (Consolidated Capital Development Loan)	AA/Aa2	1,200,000	1,323,468

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2021 (Consolidated Capital Development Loan)	AA/Aa2	16,535,000	19,151,664

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2021 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,088,590

State of Rhode Island and Providence Plantations GO, 5.00% due 8/1/2022 (Consolidated Capital Development Loan)	AA/Aa2	9,825,000	11,341,685

State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2022 (Consolidated Capital Development Loan)	AA/Aa2	1,000,000	1,077,540

South Carolina — 0.71%

Berkeley County School District, 5.00% due 12/1/2020 (School Facility Equipment Acquisition)	A+/NR	550,000	625,735

Berkeley County School District, 5.00% due 12/1/2021 (School Facility Equipment Acquisition)	A+/NR	1,000,000	1,130,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Berkeley County School District, 5.00% due 12/1/2024 (School Facility Equipment Acquisition)	A+/NR	2,000,000	2,204,900

City of North Charleston Public Facilities Corp. COP, 5.00% due 10/1/2016 (Convention Center Complex)	AA-/NR	1,560,000	1,720,961

County of Charleston, 5.00% due 12/1/2022 (South Aviation Ave. Construction)	AA+/NR	1,810,000	2,087,600

County of Charleston, 5.00% due 12/1/2023 (South Aviation Ave. Construction)	AA+/NR	2,460,000	2,826,860

Georgetown County Environmental Improvement, 5.70% due 4/1/2014 (International Paper Co.)	BBB/Baa3	7,975,000	8,060,651

Greenville County School District, 5.50% due 12/1/2016 (Building Equity Sooner for Tomorrow)	AA/Aa2	3,500,000	3,979,780

Greenwood County, 5.00% due 10/1/2022 (Self Regional Healthcare)	A+/A1	1,000,000	1,089,420

Greenwood Fifty Facilities School District, 5.00% due 12/1/2015 (Insured: AGM)	AA-/A1	1,000,000	1,082,280

Greenwood Fifty Facilities School District, 5.00% due 12/1/2016 (Insured: AGM)	AA-/A1	1,000,000	1,116,110

Lexington One School Facilities Corp., 5.00% due 12/1/2015 (Lexington County School District No. 1) (ETM)	NR/Aa3	1,000,000	1,088,510

Medical University Hospital Authority, 4.85% due 8/15/2026 pre-refunded 8/15/2014 (Medical University of South Carolina First Phase Expansion; Insured: Natl-Re/FHA)	A/Baa1	4,100,000	4,217,588

Piedmont Municipal Power Agency, 6.75% due 1/1/2019 (Insured: Natl-Re)	NR/Baa1	3,800,000	4,644,664

School District of Beaufort County GO, 5.00% due 3/1/2015 (Educational Capital Improvements; Insured: SCSDE)	AA/Aa1	1,000,000	1,055,510

South Carolina Jobs Economic Development Authority, 5.00% due 8/15/2014 (CareAlliance Health Services; Insured: AGM)	AA-/A2	4,000,000	4,099,160

South Carolina Jobs Economic Development Authority, 5.00% due 8/15/2015 (CareAlliance Health Services; Insured: AGM)	AA-/A2	3,000,000	3,181,950

State of South Carolina GO, 5.00% due 4/1/2015 (Transportation Infrastructure) (State Aid Withholding)	AA+/Aaa	2,070,000	2,193,579

South Dakota — 0.40%

South Dakota Building Authority, 4.50% due 6/1/2016 (Insured: Natl-Re)	AA/Baa1	2,000,000	2,177,920

South Dakota Building Authority, 5.00% due 6/1/2022	AA/Aa2	500,000	571,860

South Dakota Building Authority, 5.00% due 6/1/2024	AA/Aa2	1,000,000	1,122,340

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2015 (Regional Health)	NR/A1	1,390,000	1,497,544

South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2015 (Sanford Health)	A+/A1	1,310,000	1,405,250

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2016 (Regional Health)	NR/A1	1,000,000	1,107,670

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2017 (Prairie Lakes Health)	A+/NR	2,215,000	2,423,786

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2017 (Regional Health)	NR/A1	1,100,000	1,243,550

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2018 (Prairie Lakes Health)	A+/NR	2,290,000	2,526,717

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,275,000	1,451,447

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2018 (Regional Health)	NR/A1	1,000,000	1,138,390

South Dakota Health & Educational Facilities Authority, 5.00% due 4/1/2019 (Prairie Lakes Health)	A+/NR	2,440,000	2,695,322

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

South Dakota Health & Educational Facilities Authority, 5.00% due 9/1/2020 (Regional Health)	NR/A1	1,000,000	1,133,110

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Avera Health Issue)	AA-/A1	1,670,000	1,862,585

South Dakota Housing Development Authority, 4.00% due 11/1/2016 (Single Family Mtg)	NR/Aa3	1,040,000	1,121,047

South Dakota Housing Development Authority, 4.00% due 11/1/2017 (Single Family Mtg)	NR/Aa3	1,055,000	1,149,286

South Dakota Housing Development Authority, 4.00% due 11/1/2018 (Single Family Mtg)	NR/Aa3	1,165,000	1,273,636

Tennessee — 0.69%

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014	NR/Baa2	3,200,000	3,318,624

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015	NR/Baa2	3,500,000	3,748,010

Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019	NR/Baa2	6,000,000	6,667,680

Hallsdale-Powell Utility District, 2.00% due 4/1/2014	AA/NR	1,260,000	1,265,519

Hallsdale-Powell Utility District, 3.00% due 4/1/2016	AA/NR	500,000	526,775

Metropolitan Government of Nashville & Davidson County, 6.50% due 12/1/2014 (Water and Sewer Systems) (ETM)	A/Aaa	1,545,000	1,634,038

Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015	A-/Baa2	3,000,000	3,170,550

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017	A-/Baa1	5,000,000	5,414,600

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017	A-/Baa2	11,000,000	12,100,990

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018	A-/Baa2	5,000,000	5,550,550

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020	A-/Baa2	1,190,000	1,312,856

Texas — 7.91%

Amarillo Health Facilities Corp., 5.50% due 1/1/2015 (Baptist St. Anthony’s Hospital Corp.; Insured: AGM) (ETM)	NR/A2	1,065,000	1,108,537

Amarillo ISD GO, 2.00% due 2/1/2014 (Guaranty: PSF)	AAA/Aaa	1,180,000	1,181,864

Amarillo ISD GO, 3.00% due 2/1/2015 (Guaranty: PSF)	AAA/Aaa	1,110,000	1,143,633

Austin Community College Public Facilities Corp., 5.25% due 8/1/2017 (Round Rock Campus)	AA/Aa2	1,500,000	1,714,680

Bexar Metropolitan Water District, 4.50% due 5/1/2021 (Waterworks System; Insured: Natl-Re)	A/A1	1,200,000	1,284,780

Brazos River Authority, 4.90% due 10/1/2015 (Center Point Energy; Insured: Natl-Re)	A/Baa1	4,685,000	4,948,531

Brownwood ISD GO, 5.25% due 2/15/2017 (Educational Facilities; Insured: Natl-Re)	NR/A1	1,310,000	1,376,221

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2014 (Roman Catholic Diocese of Austin)	NR/Baa1	890,000	898,900

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2015 (Roman Catholic Diocese of Austin)	NR/Baa1	1,100,000	1,149,434

Capital Area Cultural Education Facilities Finance Corp., 5.00% due 4/1/2018 (Roman Catholic Diocese of Austin)	NR/Baa1	1,370,000	1,516,590

Cities of Dallas and Fort Worth, 5.00% due 11/1/2014 (DFW International Airport Development Plan)	A+/A2	1,300,000	1,352,039

Cities of Dallas and Fort Worth, 5.00% due 11/1/2015 (DFW International Airport Development Plan)	A+/A2	3,370,000	3,648,497

Cities of Dallas and Fort Worth, 5.25% due 11/1/2023 (DFW International Airport Terminal Renewal & Improvement Program)	A+/A2	3,000,000	3,352,800

City of Austin, 5.00% due 5/15/2014 (Water and Wastewater System; Insured: AMBAC)	AA/Aa2	2,890,000	2,942,222

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Austin, 5.00% due 5/15/2015 (Water and Wastewater System; Insured: AMBAC)	AA/Aa2	1,520,000	1,618,359

City of Austin, 5.00% due 5/15/2016 (Water and Wastewater System; Insured: Natl-Re)	AA/Aa2	1,500,000	1,634,580

City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)	AA/Aa2	2,640,000	3,034,442

City of Brownsville, 5.00% due 9/1/2020 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,500,000	1,724,550

City of Brownsville, 5.00% due 9/1/2022 (Water, Wastewater & Electric Utilities Systems)	A+/A2	1,520,000	1,719,014

City of Brownsville, 5.00% due 9/1/2023 (Water, Wastewater & Electric Utilities Systems)	A+/A2	2,380,000	2,687,163

City of Bryan, 4.00% due 7/1/2014 (Electric System)	A+/A1	1,300,000	1,324,284

City of Bryan, 5.00% due 7/1/2015 (Electric System)	A+/A1	1,150,000	1,228,856

City of Bryan, 5.00% due 7/1/2019 (Electric System)	A+/A1	8,000,000	8,821,680

City of Dallas GO, 5.00% due 2/15/2018 pre-refunded 2/15/2015	AA+/Aa1	3,375,000	3,554,651

City of Denton GO, 3.00% due 2/15/2014	AA/Aa2	3,325,000	3,336,604

City of Denton GO, 4.00% due 2/15/2015	AA/Aa2	3,445,000	3,589,483

City of Denton GO, 4.00% due 2/15/2016	AA/Aa2	3,535,000	3,799,171

City of Denton GO, 5.00% due 2/15/2017	AA/Aa2	3,675,000	4,152,125

City of Denton GO, 5.00% due 2/15/2019	AA/Aa2	3,990,000	4,638,056

City of Denton GO, 5.00% due 2/15/2020	AA/Aa2	4,195,000	4,781,797

City of Houston, 5.00% due 9/1/2014 (Convention & Entertainment Facilities Department)	A-/A2	1,300,000	1,341,015

City of Houston, 5.00% due 9/1/2014 (Convention & Entertainment Facilities Department)	A-/A2	2,000,000	2,063,100

City of Houston, 5.00% due 7/1/2015 (Airport System)	AA-/Aa3	2,600,000	2,780,310

City of Houston, 5.00% due 7/1/2017 (Airport System)	AA-/Aa3	1,600,000	1,813,680

City of Houston, 5.00% due 7/1/2018 (Airport System)	AA-/Aa3	1,000,000	1,151,280

City of Houston, 0% due 9/1/2020 (Insured: AGM/AMBAC)	AA-/A2	3,650,000	2,882,916

City of Houston COP, 6.25% due 12/15/2014 (Water Conveyance System; Insured: AMBAC)	NR/NR	2,850,000	2,967,648

City of Laredo, 5.00% due 3/15/2014 (Sports Venue Improvement; Insured: AMBAC)	A+/A1	1,835,000	1,851,864

City of Laredo, 5.00% due 3/15/2015 (Sports Venue Improvement; Insured: AMBAC)	A+/A1	1,930,000	2,026,114

City of Laredo GO, 5.00% due 2/15/2018 (Streets, Sidewalks, Drainage, Signals, Lighting; Insured: Natl-Re)	AA/Aa2	2,000,000	2,246,060

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2020 (University of the Incarnate Word Project)	NR/A3	3,620,000	4,088,537

City of Olmos Park Higher Education Facilities Corp., 5.00% due 12/1/2021 (University of the Incarnate Word Project)	NR/A3	1,000,000	1,116,630

City of Richardson GO, 5.00% due 2/15/2014 (Insured: Natl-Re)	AAA/Aaa	3,000,000	3,017,610

City of San Antonio, 5.00% due 2/1/2022 (CPS Energy)	AA/Aa1	20,000,000	23,263,000

City of San Antonio GO, 4.00% due 2/1/2015 (City Public Facility Improvements)	AAA/Aaa	1,000,000	1,041,100

City of San Antonio Public Facilities Corp., 5.00% due 9/15/2022 (Convention Center Refinancing & Expansion)	AA+/Aa2	1,450,000	1,653,623

City of Weslaco GO, 5.25% due 2/15/2019 (Waterworks and Sewer System; Insured: Natl-Re)	A/A3	2,835,000	3,111,583

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Clifton Higher Education Finance Corp., 5.00% due 8/15/2016 (IDEA Public Schools)	BBB/NR	225,000	241,916

Clifton Higher Education Finance Corp., 5.00% due 8/15/2017 (IDEA Public Schools)	BBB/NR	315,000	343,013

Clifton Higher Education Finance Corp., 5.00% due 8/15/2018 (IDEA Public Schools)	BBB/NR	325,000	356,379

Clifton Higher Education Finance Corp., 5.00% due 8/15/2019 (IDEA Public Schools)	BBB/NR	445,000	486,621

Clifton Higher Education Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools)	BBB/NR	1,100,000	1,158,333

Collin County GO, 5.00% due 2/15/2016 (Road and Highway Construction)	AAA/Aaa	1,465,000	1,607,603

Corpus Christi Business & Job Development Corp., 5.00% due 3/1/2021 (Seawall Project)	A+/A1	625,000	696,763

Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018	A+/A1	5,240,000	4,734,916

Dallas Convention Center Hotel Development Corp., 5.00% due 1/1/2019	A+/A1	5,200,000	5,872,672

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	BBB+/A3	1,160,000	1,296,764

Dallas County Utility & Reclamation District, 5.00% due 2/15/2017 (Insured: AMBAC)	BBB+/A3	1,260,000	1,408,554

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	BBB+/A3	1,935,000	2,145,741

Dallas County Utility & Reclamation District, 5.00% due 2/15/2018 (Insured: AMBAC)	BBB+/A3	2,035,000	2,256,632

Dallas County Utility & Reclamation District, 5.00% due 2/15/2019 (Insured: AMBAC)	BBB+/A3	2,175,000	2,390,434

Decatur ISD GO, 3.00% due 8/15/2015 (Wise County; Guaranty: PSF)	AAA/NR	1,710,000	1,785,736

Grayson County GO, 1.625% due 1/1/2017 (State Highway Toll System)	AA/Aa2	1,200,000	1,229,472

Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)	AA/Aa2	2,000,000	2,211,980

Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)	AA/Aa2	3,000,000	3,479,430

Guadalupe-Blanco River Authority PCR, 5.625% due 10/1/2017 (AEP Texas Central Co.)	BBB/Baa2	5,000,000	5,586,200

Gulf Coast Waste Disposal Authority, 3.00% due 10/1/2014 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	210,000	214,045

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2016 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	500,000	542,285

Gulf Coast Waste Disposal Authority, 4.00% due 10/1/2017 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	800,000	879,096

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2019 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	1,000,000	1,144,880

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2020 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	2,000,000	2,271,760

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 pre-refunded 10/1/2014 (Bayport Area System; Insured: AMBAC)	A/NR	2,265,000	2,346,608

Gulf Coast Waste Disposal Authority, 5.00% due 10/1/2022 (Bayport Area Wastewater Treatment System; Insured: AGM)	AA-/A2	1,635,000	1,827,865

Harris County Cultural Educational Facilities Finance Corp., 5.00% due 11/15/2015 (Texas Medical Center Central Heating and Cooling Services Corp.)	AA/Aa3	1,450,000	1,572,858

Harris County Cultural Educational Facilities Finance Corp., 5.00% due 11/15/2018 (Texas Medical Center Central Heating and Cooling Services Corp.)	AA/Aa3	1,365,000	1,585,338

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Harris County Cultural Educational Facilities Finance Corp., 5.00% due 11/15/2019 (Texas Medical Center Central Heating and Cooling Services Corp.)	AA/Aa3	1,000,000	1,166,030

Harris County GO, 4.00% due 10/1/2015 (County Permanent Improvements)	AA+/NR	2,995,000	3,187,429

Harris County GO, 5.00% due 10/1/2015 (County Permanent Improvements)	AA+/NR	4,000,000	4,326,760

Harris County Health Facilities Development Corp., 5.00% due 7/1/2016 (CHRISTUS Health System; Insured: AGM)	AA-/A1	6,260,000	6,906,220

Harris County Health Facilities Development Corp., 7.00% due 12/1/2027 pre-refunded 12/1/2018 (Memorial Hermann Healthcare System; LOC: JPMorgan Chase Bank)	A+/A1	1,245,000	1,586,777

Harris County Hospital District, 5.00% due 2/15/2014 (Insured: Natl-Re)	A/A2	1,275,000	1,281,515

Harris County Hospital District, 5.00% due 2/15/2017 (Insured: Natl-Re)	A/A2	1,500,000	1,648,320

Houston Higher Education Finance Corp., 5.875% due 5/15/2021 (Cosmos Foundation, Inc.)	BBB/NR	910,000	1,005,732

Houston ISD GO, 5.00% due 2/15/2014 (Harris County School Buildings)	AA+/Aaa	2,000,000	2,011,820

Houston ISD GO, 5.00% due 2/15/2015 (Harris County School Buildings)	AA+/Aaa	2,450,000	2,579,556

Houston ISD GO, 3.00% due 7/15/2015 (Harris County School Buildings)	AA+/Aaa	2,000,000	2,083,260

Houston ISD GO, 1.50% due 6/1/2036 put 6/1/2015 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,135,500

Houston ISD GO, 2.00% due 6/1/2037 put 6/1/2016 (Harris County School Buildings; Guaranty: PSF)	AAA/Aaa	10,000,000	10,295,700

Houston ISD Public Facility Corp., 0% due 9/15/2014 (West Side High School; Insured: AMBAC)	AA/Aa2	6,190,000	6,172,668

Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)	AAA/NR	2,170,000	2,008,639

Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)	AAA/Aaa	1,000,000	934,270

Kerrville Health Facilities Development Corp., 5.25% due 8/15/2021 (Sid Peterson Memorial Hospital)	BBB-/NR	4,000,000	4,081,120

Lower Colorado River Authority, 5.875% due 5/15/2016 (Insured: BHAC/FSA)	NR/Aa1	2,210,000	2,220,055

Lower Colorado River Authority, 5.00% due 5/15/2025	A/A1	8,075,000	8,720,031

Mission Economic Development Corp., 3.75% due 12/1/2018 put 5/1/2015 (Waste Management, Inc.)	A-/NR	8,500,000	8,768,260

New Caney ISD GO, 5.00% due 2/15/2024 (Guaranty: PSF)	AAA/Aaa	865,000	983,410

North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PSF)	AAA/Aaa	2,000,000	2,230,060

North East ISD GO, 2.00% due 8/1/2043 put 8/1/2015 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	44,745,000	45,687,777

North Texas University, 5.00% due 4/15/2014	NR/Aa2	1,250,000	1,267,325

North Texas University, 5.00% due 4/15/2016	NR/Aa2	2,250,000	2,477,002

Nueces River Authority, 5.00% due 7/15/2015 (City of Corpus Christi Lake Texana Project; Insured: AGM)	AA-/Aa3	1,000,000	1,070,040

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017	BBB+/NR	1,000,000	1,125,380

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019	BBB+/NR	2,565,000	2,901,913

Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020	BBB+/NR	1,620,000	1,821,026

San Antonio Public Facilities Corp., 5.00% due 9/15/2020 (Convention Center Refinancing & Expansion)	AA+/Aa2	915,000	1,052,030

San Juan Higher Education Finance Authority, 5.125% due 8/15/2020 (IDEA Public Schools)	BBB/NR	1,825,000	1,936,781

State of Texas, 2.00% due 8/28/2014 (General Revenue Fund-Cash Flow Management)	SP-1+/Mig1	120,800,000	122,259,264

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tarrant County Cultural Educational Facilities Finance Corp., 5.00% due 8/15/2016 (Scott & White Memorial Hospital)	A+/A1	2,280,000	2,515,136

Tarrant County Cultural Educational Facilities Finance Corp., 5.00% due 8/15/2017 (Scott & White Memorial Hospital)	A+/A1	2,000,000	2,254,560

Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)	AA-/A2	10,000,000	11,397,400

Texas Public Finance Authority, 5.00% due 1/1/2014 (Unemployment Compensation)	NR/NR	5,000,000	5,000,000

Texas Public Finance Authority, 5.00% due 7/1/2014 (Unemployment Compensation)	AAA/Aaa	5,000,000	5,121,400

Texas Public Finance Authority, 5.00% due 10/15/2014 (Stephen F. Austin University; Insured: Natl-Re)	NR/A1	1,305,000	1,353,089

Texas Public Finance Authority, 5.00% due 10/15/2015 (Stephen F. Austin University; Insured: Natl-Re)	NR/A1	1,450,000	1,564,593

Texas Public Finance Authority, 5.00% due 7/1/2017 (Unemployment Compensation)	AAA/Aaa	15,500,000	16,879,810

Tyler Junior College District GO, 4.00% due 2/15/2015 (Higher Education Building Projects)	AA+/NR	1,300,000	1,353,924

Uptown Development Authority, 5.00% due 9/1/2015 (Infrastructure Improvements)	BBB/NR	1,370,000	1,457,502

Uptown Development Authority, 5.00% due 9/1/2017 (Infrastructure Improvements)	BBB/NR	1,580,000	1,741,429

Uptown Development Authority, 5.00% due 9/1/2018 (Infrastructure Improvements)	BBB/NR	1,870,000	2,077,271

Uptown Development Authority, 5.00% due 9/1/2019 (Infrastructure Improvements)	BBB/NR	1,945,000	2,153,737

West Harris County Regional Water Authority, 5.00% due 12/15/2020 (Insured: Natl-Re)	A+/A1	2,140,000	2,357,403

Ysleta ISD GO, 2.00% due 8/15/2014 (Guaranty: PSF)	AAA/Aaa	3,115,000	3,150,822

U.S. Virgin Islands — 0.19%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2019 (Matching Fund Loan Diageo Project)	NR/Baa3	7,690,000	8,475,533

Virgin Islands Water & Power Authority, 4.75% due 7/1/2015	BBB-/Baa3	1,000,000	1,014,020

Virgin Islands Water & Power Authority, 4.75% due 7/1/2016	BBB-/Baa3	1,225,000	1,251,338

Virgin Islands Water & Power Authority, 4.75% due 7/1/2017	BBB-/Baa3	1,300,000	1,334,112

Utah — 0.04%

South Valley Water Reclamation Facility, 5.00% due 8/15/2024 (Sewer Treatment Facility Improvements; Insured: AMBAC)	A+/NR	2,110,000	2,221,619

State of Utah Building Ownership Authority, 5.00% due 5/15/2014 (State Facilities Master Lease Program)	AA+/Aa1	500,000	508,915

Vermont — 0.33%

Vermont Colleges GO, 4.00% due 7/1/2017	A+/NR	5,375,000	5,889,334

Vermont Economic Development Authority, 5.00% due 12/15/2020 (Vermont Public Service Corp.)	NR/NR	14,250,000	15,924,802

Virginia — 0.39%

City of Portsmouth GO, 5.00% due 7/1/2017 pre-refunded 7/1/2014 (Insured: AGM)	AA/Aa2	2,000,000	2,048,360

Fairfax County EDA, 5.00% due 8/1/2016 (Wiehle Avenue Metrorail Station Parking Project)	AA+/Aa2	2,600,000	2,891,954

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	5,000,000	5,324,000

Fairfax County GO, 5.00% due 10/1/2016 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	1,100,000	1,235,498

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Fairfax County IDA, 4.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,500,000	5,837,590

Fairfax County IDA, 5.00% due 5/15/2022 (Inova Health System)	AA+/Aa2	5,000,000	5,711,700

Northwestern Regional Jail Authority, 5.00% due 7/1/2033 pre-refunded 7/1/2015 (Community Corrections Center; Insured: Natl-Re)	A+/Aa2	900,000	963,405

Virginia Public Building Authority, 5.00% due 8/1/2014 (Public Facilities Projects)	AA+/Aa1	1,300,000	1,305,265

Washington — 2.07%

Bremerton School District No. 100C GO, 0% due 12/1/2015 (Insured: AGM)	NR/Aa1	1,270,000	1,251,458

Central Puget Sound Regional Transit Authority, 4.00% due 2/1/2015	AAA/Aa1	840,000	874,222

Energy Northwest, 5.00% due 7/1/2014 (Wind Project; Insured: AMBAC)	A/A2	2,575,000	2,632,783

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 1)	AA-/Aa1	5,000,000	5,721,500

Energy Northwest, 5.00% due 7/1/2017 (Bonneville Power Administration Project 3)	AA-/Aa1	5,470,000	6,259,321

Energy Northwest, 5.00% due 7/1/2018 (Bonneville Power Administration Project 3)	AA-/Aa1	475,000	536,080

King County Federal Way School District No. 210 GO, 4.125% due 12/1/2019 (Insured: Natl-Re)	AA+/Aa1	2,000,000	2,174,780

Marysville School District No. 25 GO, 4.00% due 12/1/2017 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,000,000	1,118,130

Marysville School District No. 25 GO, 4.00% due 12/1/2018 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,100,000	1,237,346

Marysville School District No. 25 GO, 5.00% due 12/1/2019 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,390,000	1,635,682

Marysville School District No. 25 GO, 5.00% due 12/1/2020 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,625,000	1,907,604

Marysville School District No. 25 GO, 5.00% due 12/1/2021 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,750,000	2,045,977

Marysville School District No. 25 GO, 5.00% due 12/1/2022 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	2,620,000	3,055,261

Marysville School District No. 25 GO, 5.00% due 12/1/2023 (Snohomish County Educational Facilities) (State Aid Withholding)	NR/Aa1	1,700,000	1,957,482

Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re)	A/A2	5,000,000	5,808,750

Seattle Municipal Light & Power, 5.00% due 2/1/2016	AA/Aa2	800,000	875,616

Seattle Municipal Light & Power, 5.00% due 2/1/2017	AA/Aa2	2,000,000	2,261,160

Skagit County Public Hospital District No. 1, 4.00% due 12/1/2016 (Skagit Regional Health)	NR/Baa2	1,000,000	1,065,350

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2018 (Skagit Regional Health)	NR/Baa2	800,000	882,344

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/Baa2	835,000	914,935

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/Baa2	1,160,000	1,216,260

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/Baa2	500,000	514,720

Skagit County Public Hospital District No. 1, 5.375% due 12/1/2022 (Skagit Valley Hospital)	NR/Baa2	500,000	514,005

Skagit County Public Hospital District No. 1, 5.00% due 12/1/2023 (Skagit Regional Health)	NR/Baa2	750,000	763,072

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2017 (Skagit Regional Health)	NR/A1	1,000,000	1,100,350

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Skagit County Public Hospital District No. 1 GO, 4.00% due 12/1/2018 (Skagit Regional Health)	NR/A1	1,270,000	1,400,442

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2019 (Skagit Regional Health)	NR/A1	1,695,000	1,953,691

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2020 (Skagit Regional Health)	NR/A1	1,570,000	1,798,341

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2021 (Skagit Regional Health)	NR/A1	3,135,000	3,554,714

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2022 (Skagit Regional Health)	NR/A1	3,635,000	4,078,034

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2018 (Island Hospital)	NR/A1	1,000,000	1,099,250

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2019 (Island Hospital)	NR/A1	1,000,000	1,093,420

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2020 (Island Hospital)	NR/A1	1,000,000	1,074,200

Skagit County Public Hospital District No. 2 GO, 4.00% due 12/1/2021 (Island Hospital)	NR/A1	1,000,000	1,055,470

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2022 (Island Hospital)	NR/A1	1,700,000	1,894,735

Snohomish County Public Utilities District, 5.00% due 12/1/2015 pre-refunded 6/1/2014 (Insured: AGM)	AA-/Aa3	5,015,000	5,115,952

State of Washington COP, 5.00% due 7/1/2016 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,415,000	2,678,283

State of Washington COP, 5.00% due 7/1/2017 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,555,000	2,909,430

State of Washington COP, 5.00% due 7/1/2018 (State Agency Real Property Projects) (State Aid Withholding)	NR/Aa2	2,670,000	3,085,265

State of Washington COP, 5.00% due 7/1/2019 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	1,000,000	1,162,300

State of Washington COP, 5.00% due 7/1/2020 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,290,000	3,786,033

State of Washington COP, 5.00% due 7/1/2021 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,125,000	3,562,375

State of Washington COP, 5.00% due 7/1/2022 (State & Local Agency Real & Personal Property Projects) (State Aid Withholding)	NR/Aa2	3,000,000	3,411,180

State of Washington GO, 5.00% due 7/1/2015 (Public Highway, Bridge, Ferry Capital and Operating Costs)	AA+/Aa1	5,355,000	5,733,920

State of Washington GO, 0% due 1/1/2018 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	4,000,000	3,772,400

State of Washington GO, 0% due 1/1/2019 (Stadium and Exhibition Center; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,718,540

State of Washington GO, 0% due 12/1/2019 (Public Highway, Bridge, Ferry Capital and Operating Costs; Insured: Natl-Re)	AA+/Aa1	3,030,000	2,652,432

State of Washington Public Power Supply Systems, 0% due 7/1/2015 (Nuclear Project No. 3; Insured: Natl-Re/IBC)	AA-/Aa1	3,000,000	2,976,270

Washington Health Care Facilities Authority, 5.00% due 8/15/2014 (Multicare Health Systems)	AA-/Aa3	1,500,000	1,541,880

Washington Health Care Facilities Authority, 5.00% due 8/15/2015 (Multicare Health Systems)	AA-/Aa3	2,000,000	2,136,880

Washington Health Care Facilities Authority, 5.00% due 8/15/2016 (Multicare Health Systems)	AA-/Aa3	2,075,000	2,292,418

Washington Health Care Facilities Authority, 5.375% due 12/1/2016 (Group Health Cooperative of Puget Sound; Insured: AMBAC)	BB+/NR	2,000,000	2,002,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washington Health Care Facilities Authority, 5.00% due 7/1/2017 (Overlake Hospital Medical Center)	A-/A2	1,245,000	1,373,758

Washington Health Care Facilities Authority, 5.00% due 8/15/2017 (Multicare Health Systems)	AA-/Aa3	1,000,000	1,129,550

Washington Health Care Facilities Authority, 5.25% due 8/1/2018 (Highline Medical Center; Insured: FHA 242) (ETM)	NR/NR	7,935,000	8,934,016

Washington Health Care Facilities Authority, 5.00% due 8/15/2018 (Multicare Health Systems)	AA-/Aa3	2,000,000	2,289,820

Washington Health Care Facilities Authority, 5.00% due 7/1/2019 (Overlake Hospital Medical Center)	A-/A2	1,050,000	1,165,300

Washington Health Care Facilities Authority, 4.75% due 7/1/2020 (Overlake Hospital Medical Center)	A-/A2	1,000,000	1,083,000

West Virginia — 0.15%

Mason County PCR, 2.00% due 10/1/2022 put 10/1/2014 (Appalachian Power Co.)	NR/Baa2	1,500,000	1,511,565

Monongalia County Building Commission, 5.25% due 7/1/2020 (Monongalia General Hospital)	A-/NR	3,545,000	3,637,524

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2020 (Higher Education Facilities)	A+/Aa3	1,000,000	1,154,280

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2021 (Higher Education Facilities)	A+/Aa3	1,000,000	1,149,460

West Virginia Higher Education Policy Commission, 5.00% due 4/1/2022 (Higher Education Facilities)	A+/Aa3	1,500,000	1,715,145

West Virginia University Board of Governors, 5.00% due 10/1/2018 pre-refunded 10/1/2014 (West Virginia University Projects; Insured: Natl-Re)	A+/Aa3	450,000	466,160

Wisconsin — 0.98%

Fox Valley Technical College District GO, 2.00% due 12/1/2014 (Higher Education Facility Projects)	NR/Aaa	4,520,000	4,593,902

Fox Valley Technical College District GO, 3.00% due 12/1/2015 (Higher Education Facility Projects)	NR/Aaa	4,515,000	4,740,208

State of Wisconsin, 5.00% due 7/1/2015 (Petroleum Environmental Cleanup Fund Award Program)	AA/Aa2	4,000,000	4,281,160

State of Wisconsin GO, 5.00% due 5/1/2016 (General Governmental Purposes; Insured: Natl-Re)	AA/Aa2	1,665,000	1,691,673

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2014 (Aurora Health Care, Inc.)	NR/A3	4,265,000	4,370,388

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2015 (Aurora Health Care, Inc.)	NR/A3	4,100,000	4,362,933

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2016 (Aurora Health Care, Inc.)	NR/A3	3,695,000	4,053,083

Wisconsin Health & Educational Facilities Authority, 5.00% due 4/15/2017 (Aurora Health Care, Inc.)	NR/A3	1,295,000	1,433,099

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2017 (Agnesian Healthcare, Inc.)	A-/A3	1,000,000	1,114,200

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/15/2017 (Aurora Health Care, Inc.)	NR/A3	5,025,000	5,594,986

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2018 (Agnesian Healthcare, Inc.)	A-/A3	1,855,000	2,092,496

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2019 (Agnesian Healthcare, Inc.)	A-/A3	1,000,000	1,127,720

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2020 (Agnesian Healthcare, Inc.)	A-/A3	2,110,000	2,366,808

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2020 (ProHealth Care, Inc.)	A+/A1	1,075,000	1,223,135

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2021 (ProHealth Care, Inc.)	A+/A1	2,575,000	2,903,235

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2022 (ProHealth Care, Inc.)	A+/A1	1,600,000	1,768,336

Wisconsin Health & Educational Facilities Authority, 5.125% due 8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)	NR/A3	4,500,000	4,971,195

Wisconsin Health & Educational Facilities Authority, 5.00% due 11/15/2043 put 6/1/2021 (Ascension Health Alliance System)	AA+/Aa2	10,000,000	11,316,100

TOTAL INVESTMENTS — 93.85% (Cost $5,970,360,969)			$6,117,989,973

OTHER ASSETS LESS LIABILITIES — 6.15%			400,722,213

NET ASSETS — 100.00%			$6,518,712,186

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

FHA	Insured by Federal Housing Administration

FNMA	Collateralized by Federal N33ational Mortgage Association

FSA	Insured by Financial Security Assurance Co.

GNMA	Collateralized by Government National Mortgage Association

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

IDA	Industrial Development Authority

ISD	Independent School District

JEA	Jacksonville Electric Authority

LOC	Letter of Credit

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

NCSL	National Conference of State Legislature

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

Radian	Insured by Radian Asset Assurance

SCSDE	Insured by South Carolina Department of Education

SONYMA	State of New York Mortgage Authority

SPA	Stand-by Purchase Agreement

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Municipal Fund	December 31, 2013 Unaudited

other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$6,117,989,973	$-	$6,117,989,973	$-

Total Investments in Securities	$6,117,989,973	$-	$6,117,989,973	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013.

SCHEDULE OF INVESTMENTS

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 2.34%

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2016 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	$160,000	$171,091

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2017 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	750,000	812,970

Alabama Capital Region Solid Waste Disposal Authority, 4.00% due 6/15/2019 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	815,000	884,047

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2020 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	845,000	952,095

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2021 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	890,000	990,356

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2022 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	930,000	1,021,215

Alabama Capital Region Solid Waste Disposal Authority, 5.00% due 6/15/2023 (Montgomery Materials Recovery Facility) (AMT)	AA/NR	980,000	1,064,878

Alabama Drinking Water Finance Authority, 5.25% due 8/15/2015 (Insured: AMBAC)	NR/NR	1,200,000	1,276,584

Alabama Public School & College Authority, 5.00% due 5/1/2016 (Educational Facilities)	NR/Aa1	2,000,000	2,209,180

Alabama Public School & College Authority, 5.00% due 6/1/2021 (Educational Facilities)	AA/Aa1	775,000	907,145

Alabama Public School & College Authority, 5.00% due 6/1/2026 (Educational Facilities)	AA/Aa1	4,380,000	4,904,067

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A2	2,000,000	1,999,600

East Alabama Health Care Authority GO, 5.00% due 9/1/2027 (Health Care Facilities Capital Improvements)	A/NR	1,250,000	1,285,075

Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2014	AAA/Aa1	1,310,000	1,342,672

Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017	AAA/Aa1	2,185,000	2,495,401

University of Alabama at Birmingham Hospital, 5.25% due 9/1/2025	A+/A1	2,000,000	2,113,780

Alaska — 0.51%

Alaska Municipal Bond Bank, 5.00% due 10/1/2017 (Insured: Natl-Re)	AA/Aa2	2,470,000	2,592,710

City of Valdez, 5.00% due 1/1/2014 (BP Pipelines (Alaska), Inc. Project)	NR/NR	500,000	500,000

City of Valdez, 5.00% due 1/1/2021 (BP Pipelines (Alaska), Inc. Project)	A/A2	2,000,000	2,267,060

Arizona — 2.51%

Arizona Board of Regents for the Benefit of the University of Arizona, 5.00% due 8/1/2024 (Stimulus Plan for Economic and Educational Development)	AA-/Aa3	1,635,000	1,821,439

Arizona HFA, 5.00% due 7/1/2017 (Catholic Healthcare West)	A/A3	1,450,000	1,615,590

Arizona State University Energy Management LLC, 5.00% due 7/1/2017 (Tempe Campus Project)	AA-/A1	465,000	525,218

City of Flagstaff GO, 2.00% due 7/1/2014 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	160,000	161,326

City of Flagstaff GO, 1.75% due 7/1/2015 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	165,000	168,153

City of Flagstaff GO, 1.75% due 7/1/2016 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	204,944

City of Flagstaff GO, 3.00% due 7/1/2020 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	700,000	726,439

City of Flagstaff GO, 4.00% due 7/1/2022 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	420,000	451,815

City of Flagstaff GO, 4.00% due 7/1/2023 (Urban Trail, Street and Utilities Improvements)	AA/Aa2	200,000	212,686

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)	BBB+/NR	4,630,000	4,848,675

Phoenix Civic Improvement Corp., 5.00% due 7/1/2017 (Insured: Natl-Re)	AA/Aa3	1,000,000	1,132,810

Pima County IDA, 5.00% due 12/1/2030 (Providence Day School Project)	BBB+/NR	2,000,000	1,845,120

Salt Verde Financial Corporation, 5.25% due 12/1/2022 (Salt River Project Agricultural Improvement and Power District)	A-/Baa2	2,000,000	2,192,060

Salt Verde Financial Corporation, 5.25% due 12/1/2028 (Salt River Project Agricultural Improvement and Power District)	A-/Baa2	735,000	761,195

State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)	AA/A1	7,280,000	8,408,036

University Medical Center Corp. GO, 5.00% due 7/1/2015 (UMCC Health Care Facilities)	BBB+/Baa1	1,000,000	1,053,560

California — 8.96%

Alameda County Joint Powers Authority, 5.00% due 12/1/2024 (Alameda County Medical Center Highland Hospital)	AA/Aa3	2,500,000	2,793,850

Alameda County Joint Powers Authority, 5.25% due 12/1/2027 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,000,000	1,101,610

Alameda County Joint Powers Authority, 5.25% due 12/1/2028 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,150,000	1,257,813

Alameda County Joint Powers Authority, 5.25% due 12/1/2029 (Alameda County Medical Center Highland Hospital)	AA/Aa3	1,500,000	1,625,355

Brentwood Infrastructure Financing Authority, 5.00% due 11/1/2026 (Insured: AGM)	AA-/NR	2,000,000	2,061,480

California Educational Facilities Authority, 5.50% due 4/1/2029 (Pitzer College)	NR/A2	3,000,000	3,183,450

California HFFA, 5.00% due 11/15/2022 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,071,720

California HFFA, 5.00% due 3/1/2026 (Adventist Health System/West)	A/NR	3,020,000	3,219,471

California HFFA, 5.25% due 3/1/2027 (Catholic Healthcare West)	A/A3	5,250,000	5,546,783

California Infrastructure & Economic Development Bank, 5.75% due 8/15/2029 (King City Joint Union High School District)	A/NR	1,500,000	1,566,645

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,000,000	2,127,380

California State Housing Finance Agency, 4.55% due 2/1/2015 (Home Mtg.) (AMT)	A-/Baa2	2,640,000	2,707,901

California State Public Works Board, 5.00% due 6/1/2017 (Regents of University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	2,000,000	2,288,980

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A-/A2	2,500,000	2,623,850

California Statewide Community Development Authority, 6.25% due 8/15/2028 (Enloe Medical Center; Insured: California Mtg Insurance)	A/NR	1,050,000	1,192,590

California Statewide Community Development Authority, 6.00% due 7/1/2030 (Aspire Public Schools)	NR/NR	7,015,000	6,822,017

Carson Redevelopment Agency, 6.25% due 10/1/2022 (Redevelopment Project Area No. 1)	A-/NR	1,620,000	1,775,407

Carson Redevelopment Agency, 6.375% due 10/1/2024 (Redevelopment Project Area No. 1)	A-/NR	1,300,000	1,449,318

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	5,500,000	5,475,360

Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)	AA-/A1	1,245,000	1,405,767

Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)	AA-/A1	1,000,000	1,100,560

Delano Financing Authority, 5.00% due 12/1/2025 (City of Delano Police Station and Woollomes Avenue Bridge)	A-/NR	2,555,000	2,663,511

El Camino Hospital District, 6.25% due 8/15/2017 (Insured: AMBAC) (ETM)	NR/NR	560,000	621,762

Franklin-McKinley School District GO, 5.25% due 8/1/2027 (Insured: Natl-Re)	NR/A1	1,000,000	1,090,740

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Fresno USD GO, 6.00% due 8/1/2026 (Educational Facilities and Improvements; Insured: Natl-Re)	A+/Baa1	1,165,000	1,344,561

	Jurupa Public Financing Authority, 5.50% due 9/1/2025 (Insured: AGM)	AA-/NR	1,195,000	1,307,366

	Jurupa Public Financing Authority, 5.50% due 9/1/2027 (Insured: AGM)	AA-/NR	1,335,000	1,430,693

	Kern Community College District COP, 4.00% due 4/1/2014	SP-1+/NR	5,000,000	5,046,300

[a]	Los Angeles Regional Airport Improvement Corp., 5.00% due 1/1/2017 (LAX Fuel Corp.; Insured: AGM) (AMT)	AA-/A2	1,120,000	1,165,606

	M-S-R Energy Authority, 6.125% due 11/1/2029	A-/NR	2,500,000	2,773,425

	Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)	AA-/NR	1,095,000	789,386

	Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)	AA-/NR	1,100,000	689,381

	North City West School Facilities Financing Authority, 5.00% due 9/1/2024 (Carmel Valley Educational Facilities; Insured: AGM)	AA-/NR	1,080,000	1,174,316

	Redwood City Redevelopment Agency, 0% due 7/15/2023 (Redevelopment Area A-2; Insured: AMBAC)	A-/NR	2,060,000	1,288,715

	San Jose Redevelopment Agency, 5.25% due 8/1/2027 (Merged Area Redevelopment Project)	A/Ba1	2,400,000	2,430,504

	San Jose Redevelopment Agency, 5.375% due 8/1/2028 (Merged Area Redevelopment Project)	A/Ba1	1,175,000	1,194,799

	San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aa1	3,000,000	2,646,630

	Saratoga Union School District GO, 0% due 9/1/2023 (Insured: Natl-Re)	AA+/Aa2	900,000	618,975

	State of California GO, 5.25% due 9/1/2026 (Kindergarten University Facilities)	A/A1	5,000,000	5,580,100

	Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)	A+/A2	3,000,000	3,373,980

	Turlock Irrigation District, 5.00% due 1/1/2021	A+/A2	1,750,000	1,965,390

	Westminster Redevelopment Agency, 5.00% due 8/1/2024 (Commercial Redevelopment Project No. 1; Insured: AGM)	AA-/A3	1,205,000	1,288,241

	William S. Hart Union High School District GO, 0% due 9/1/2021 (Educational Facilities)	AA-/A2	800,000	605,032

	Colorado — 1.47%

	Adams County, 5.00% due 8/1/2014 (Platte Valley Medical Center; Insured: Natl-Re/FHA 242) (ETM)	A/NR	965,000	992,126

	Colorado Water Resources & Power Development Authority, 3.00% due 9/1/2014 (Water System Facilities Improvements)	AAA/Aaa	1,745,000	1,777,998

	Denver Convention Center Hotel Authority, 5.25% due 12/1/2023 (Insured: Syncora)	BBB-/Baa3	2,530,000	2,619,309

	Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 pre-refunded 11/1/2017 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/Aaa	1,220,000	1,414,846

	Housing Authority of the City and County of Denver, 5.20% due 11/1/2027 (Three Towers Rehabilitation; Insured: AGM) (AMT)	NR/A2	1,335,000	1,404,193

	Northwest Parkway Public Highway Authority, 5.20% due 6/15/2014 (Insured: AGM) (ETM)	AA-/A2	1,005,000	1,028,025

	Park Creek Metropolitan District, 5.25% due 12/1/2020 (Insured: AGM)	AA-/NR	1,120,000	1,268,882

	Regional Transportation District COP, 5.50% due 6/1/2022 (FasTracks Transportation System)	A-/Aa3	3,000,000	3,381,750

	Southlands Metropolitan District GO, 7.00% due 12/1/2024 pre-refunded 12/1/2014	AA+/NR	1,370,000	1,454,981

	Connecticut — 0.32%

	Connecticut Health & Educational Facilities Authority, 5.75% due 7/1/2029 (Ethel Walker School)	BBB-/NR	1,350,000	1,368,387

	State of Connecticut GO Floating Rate Note, 0.58% due 9/15/2017 (Public Improvements)	AA/Aa3	2,000,000	1,997,600

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Delaware — 0.28%

Delaware HFA, 5.50% due 6/1/2024 (Beebe Medical Center)	BBB-/Baa3	1,785,000	1,790,569

Delaware River and Bay Authority, 5.00% due 1/1/2018 (Delaware Memorial Bridge and Cape May-Lewis Ferry; Insured: Natl-Re)	A/A1	500,000	522,570

Delaware Solid Waste Authority, 5.00% due 6/1/2021 (Capital Improvement Program; Insured: Natl-Re)	AA+/A2	615,000	659,846

District of Columbia — 1.60%

District of Columbia Association of American Medical Colleges, 5.00% due 2/15/2017 (Insured: AMBAC) (ETM)	NR/NR	1,000,000	1,122,080

District of Columbia COP, 5.25% due 1/1/2014 (Insured: Natl-Re)	NR/NR	2,000,000	2,000,000

District of Columbia COP, 5.00% due 1/1/2020 (Insured: Natl-Re)	A+/Aa3	3,900,000	4,147,260

District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)	AA-/Aa2	3,000,000	3,236,640

Metropolitan Airports Authority, 0% due 10/1/2023 (Dulles Toll Road; Insured: AGM)	AA-/A3	4,890,000	3,167,155

Metropolitan Airports Authority, 0% due 10/1/2024 (Dulles Toll Road; Insured: AGM)	AA-/A3	5,000,000	3,013,800

Florida — 7.73%

City of Jacksonville, 5.00% due 10/1/2026 (Better Jacksonville Plan)	A/A1	2,075,000	2,202,779

City of Lakeland, 5.00% due 10/1/2018 (Energy System; Insured: AGM)	AA/A1	2,000,000	2,314,220

City of Lakeland, 5.25% due 10/1/2027 (Electric Power System Smart Grid Project; Insured: AGM)	AA/A1	3,680,000	4,078,213

City of Lakeland, 5.25% due 10/1/2036 (Energy System)	AA/A1	2,770,000	2,933,264

City of Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)	A/A2	1,000,000	1,003,580

Correctional Privatization Commission COP, 5.00% due 8/1/2017 (Insured: AMBAC)	AA+/Aa2	1,000,000	1,026,820

Escambia County HFA, 5.95% due 7/1/2020 (Florida Health Care Facility Loan; Insured: AMBAC)	NR/NR	1,985,000	2,088,498

Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)	AA-/A2	2,560,000	2,729,344

Florida Department of Management Services, 5.00% due 9/1/2018 (Financing or Acquisition of State-Owned Office Buildings; Insured: AMBAC)	AA+/Aa2	500,000	542,165

Florida Department of Management Services COP, 3.50% due 8/1/2016 (Correctional Facilities Construction and Improvements; Insured: AGM)	AA+/Aa2	500,000	535,530

Florida Municipal Loan Council, 5.00% due 10/1/2020 (Insured: Natl-Re)	A/Baa1	1,000,000	1,077,100

Florida Municipal Loan Council, 5.00% due 10/1/2024 (Insured: Natl-Re)	A/Baa1	2,235,000	2,345,118

Florida State Department of Children & Families COP, 5.00% due 10/1/2018 (South Florida Evaluation Treatment)	AA+/NR	2,090,000	2,222,109

Florida State Department of Children & Families COP, 5.00% due 10/1/2019 (South Florida Evaluation Treatment)	AA+/NR	2,255,000	2,397,539

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health Hospital)	AA-/Aa3	1,100,000	1,181,323

Highlands County HFA, 5.00% due 11/15/2019 (Adventist Health Hospital)	AA-/Aa3	1,750,000	1,879,378

Hillsborough County, 5.00% due 3/1/2017 (Water & Wastewater System; Insured: Natl-Re)	A+/A1	5,630,000	6,014,022

Hollywood Community Redevelopment Agency, 5.00% due 3/1/2021 (Insured: Syncora)	NR/A3	3,000,000	3,183,060

Lake County School Board Master Lease Program COP, 5.00% due 6/1/2026 (School District Facility Projects)	A/NR	1,210,000	1,258,920

Manatee County, 5.00% due 10/1/2015 (Various County Capital Projects)	NR/Aa2	500,000	540,020

Manatee County, 5.00% due 10/1/2016 pre-refunded 10/1/2014 (Transportation Capital Improvements; Insured: AMBAC)	AA-/Aa2	1,000,000	1,035,910

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2018 (University of Miami)	A-/A3	250,000	271,718

Miami-Dade County Educational Facilities Authority, 5.25% due 4/1/2024 (University of Miami; Insured: AMBAC)	A-/A3	1,000,000	1,116,020

Miami-Dade County Expressway Authority, 5.25% due 7/1/2026 pre-refunded 7/1/2014 (Toll System Five-Year Work Program; Insured: Natl-Re)	A/A3	375,000	384,518

Miami-Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)	AA/Aa2	1,040,000	1,126,850

Miami-Dade County GO, 6.25% due 7/1/2026 (Building Better Communities)	AA/Aa2	2,130,000	2,491,482

Miami-Dade County School Board COP, 5.00% due 10/1/2021 (Insured: AMBAC)	A/A1	3,035,000	3,392,826

Miami-Dade County School Board COP, 5.25% due 5/1/2022 (Insured: AGM)	AA-/A1	2,600,000	2,916,706

Orange County HFA, 6.25% due 10/1/2016 (Orlando Regional Hospital; Insured: Natl-Re)	A/A3	2,545,000	2,719,587

Orange County HFA, 5.125% due 10/1/2026 (Orlando Health, Inc.)	A/A3	2,000,000	2,061,300

Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016	NR/Aa3	1,500,000	1,656,600

Sarasota County Public Hospital Board, 2.157% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	A/A1	2,000,000	1,991,100

School Board of Broward County COP, 5.00% due 7/1/2020 (Educational Facilities and Equipment; Insured: AGM)	AA-/A1	1,000,000	1,089,530

School Board of Broward County COP, 5.00% due 7/1/2026 (Educational Facilities and Equipment)	A/A1	3,000,000	3,220,020

School Board of Broward County COP, 5.00% due 7/1/2027 (Educational Facilities and Equipment)	A/A1	2,000,000	2,122,200

South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)	AA/Aa2	1,500,000	1,636,470

St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)	NR/NR	4,885,000	4,979,280

Sunshine State Governmental Finance Commission, 5.00% due 9/1/2028 (Miami-Dade County Program)	AA-/Aa3	3,500,000	3,666,495

University of Central Florida COP Convocation Corp., 5.00% due 10/1/2019 (Insured: Natl-Re)	A/Baa1	1,135,000	1,166,712

Georgia — 2.10%

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2024 (UGAREF Bolton Commons, LLC)	NR/Aa2	485,000	533,287

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2025 (UGAREF Bolton Commons, LLC)	NR/Aa2	510,000	553,549

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2027 (UGAREF Bolton Commons, LLC)	NR/Aa2	735,000	780,541

Athens-Clarke County Unified Government Development Authority, 5.00% due 6/15/2028 (UGAREF Bolton Commons, LLC)	NR/Aa2	590,000	621,329

City of Atlanta, 5.50% due 11/1/2022 (Water & Wastewater System; Insured: Natl-Re)	A+/Aa3	530,000	611,275

City of Atlanta, 5.50% due 11/1/2024 (Water & Wastewater System; Insured: AGM)	AA-/Aa3	5,000,000	5,517,200

Clarke County Hospital Authority, 5.00% due 1/1/2023 (Athens Regional Medical Center)	AA/Aa1	2,060,000	2,299,866

Clarke County Hospital Authority, 5.00% due 1/1/2024 (Athens Regional Medical Center)	AA/Aa1	2,310,000	2,517,992

Clarke County Hospital Authority, 5.00% due 1/1/2025 (Athens Regional Medical Center)	AA/Aa1	525,000	566,234

Clarke County Hospital Authority, 5.00% due 1/1/2026 (Athens Regional Medical Center)	AA/Aa1	725,000	773,198

Clayton County & Clayton County Water Authority, 2.00% due 5/1/2014 (Water & Sewerage System)	AA+/NR	585,000	588,627

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	3,000,000	3,452,940

Municipal Electric Authority of Georgia, 6.60% due 1/1/2018 (Insured: Natl-Re)	A/A1	1,655,000	1,785,480

Valdosta and Lowndes County Hospital Authority, 5.00% due 10/1/2024 (South Medical Center)	AA-/Aa2	1,200,000	1,296,228

Guam — 0.78%

Guam Power Authority, 5.00% due 10/1/2023 (Electric Power System; Insured: AGM)	AA-/A2	2,000,000	2,207,280

Guam Power Authority, 5.00% due 10/1/2024 (Electric Power System; Insured: AGM)	AA-/A2	2,000,000	2,168,200

Guam Power Authority, 5.00% due 10/1/2025 (Electric Power System; Insured: AGM)	AA-/A2	2,500,000	2,683,375

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Ba1	1,000,000	1,041,370

Hawaii — 1.16%

City and County of Honolulu GO, 5.00% due 7/1/2016 (Insured: Natl-Re)	NR/Aa1	1,000,000	1,067,480

State of Hawaii GO, 5.00% due 12/1/2027	AA/Aa2	10,000,000	11,082,500

Illinois — 6.57%

Chicago Housing Authority, 5.00% due 7/1/2018 pre-refunded 7/01/2016 (Low-Income Public Housing Program; Insured: AGM)	AA-/A2	5,295,000	5,865,271

Chicago Transit Authority, 5.00% due 12/1/2018 (Bombardier Transit Rail System)	AA/A1	1,500,000	1,725,975

City of Chicago, 5.00% due 1/1/2014 (Wastewater Transmission Project)	NR/NR	1,485,000	1,485,000

City of Chicago, 5.30% due 1/1/2014 (Lincoln Belmont; Insured: ACA)	NR/NR	855,000	855,000

City of Chicago, 0% due 11/15/2014 (Near South Redevelopment; Insured: ACA)	NR/NR	1,510,000	1,458,101

City of Chicago, 5.00% due 1/1/2019 (Midway Airport; Insured: AMBAC) (AMT)	A-/A3	1,210,000	1,254,455

City of Chicago, 5.75% due 11/1/2030 (Water System; Insured: AMBAC)	AA+/Aa1	1,270,000	1,404,696

City of Chicago, 5.25% due 1/1/2034 (Midway Airport)	A-/A3	4,700,000	4,736,895

City of Chicago GO, 5.00% due 1/1/2020 (Municipal Facilities Projects; Insured: AMBAC)	A+/A3	1,000,000	1,046,140

City of Chicago GO, 5.00% due 12/1/2022 (Modern Schools Across Chicago Program; Insured: AMBAC)	A+/A3	415,000	426,429

City of Chicago GO, 5.00% due 12/1/2024 (Modern Schools Across Chicago Program; Insured: AMBAC)	A+/A3	500,000	506,050

City of Mount Vernon GO, 4.00% due 12/15/2025 (Various Municipal Capital Improvements; Insured: AGM)	AA-/A2	1,900,000	1,879,309

City of Waukegan GO, 4.00% due 12/30/2015 (Insured: AGM)	NR/A2	500,000	527,900

City of Waukegan GO, 5.00% due 12/30/2016 (Insured: AGM)	NR/A2	1,500,000	1,652,085

City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)	NR/A2	1,680,000	1,876,291

City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)	NR/A2	2,000,000	2,247,720

Community College District No. 525 GO, 6.25% due 6/1/2024 (Joliet Junior College)	AA/NR	500,000	558,685

Cook County Community College District No. 508 GO, 5.25% due 12/1/2026 (City Colleges of Chicago)	AA/NR	1,000,000	1,074,880

Cook County GO, 5.25% due 11/15/2024	AA/A1	3,000,000	3,189,690

Cook County School District No. 104 GO, 0% due 12/1/2022 (Argo Summit Elementary School Facilities; Insured: AGM) (ETM)	NR/NR	2,000,000	1,530,020

DuPage County Community Consolidated School District No. 93 GO, 2.00% due 1/1/2015 (Carol Stream Educational Facilities) (State Aid Withholding)	AA+/NR	465,000	472,231

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

DuPage County Community Consolidated School District No. 93 GO, 2.00% due 1/1/2016 (Carol Stream Educational Facilities) (State Aid Withholding)	AA+/NR	485,000	498,187

Forest Preserve District of DuPage County GO, 4.00% due 11/1/2022 (Land Acquisition and Development)	AAA/NR	750,000	809,085

Illinois Educational Facilities Authority, 5.00% due 11/1/2016 (Rush University Medical Center)	A/A2	1,000,000	1,093,580

Illinois Educational Facilities Authority, 5.75% due 11/1/2028 (Rush University Medical Center)	A/A2	1,000,000	1,067,550

Illinois Finance Authority, 5.25% due 9/1/2015 pre-refunded 9/1/2011 (Water & Wastewater Facilities)	AAA/Aaa	420,000	442,424

Illinois Finance Authority, 5.00% due 11/1/2016 (Central DuPage Health)	AA/NR	2,000,000	2,214,780

Illinois Finance Authority, 5.00% due 11/1/2017 (Central DuPage Health)	AA/NR	2,000,000	2,266,640

Illinois Finance Authority, 5.00% due 8/1/2022 (Bradley University; Insured: Syncora)	A/NR	1,000,000	1,041,660

Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health Care Network)	AA/Aa2	5,175,000	6,147,124

Illinois Finance Authority, 5.50% due 8/15/2043 pre-refunded 8/15/2014 (Northwestern Memorial Hospital)	NR/NR	400,000	413,168

Illinois HFA, 5.70% due 2/20/2021 (Midwest Care Centers, Inc.; Insured: FHA)	NR/Aa1	630,000	631,367

Illinois Toll Highway Authority, 5.00% due 1/1/2021 (Congestion-Relief Plan; Insured: AGM)	AA-/Aa3	350,000	371,091

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM) (ETM)	NR/Aa2	45,000	43,621

McHenry & Lake Counties Community Consolidated School District No. 15 GO, 0% due 1/1/2017 (Insured: AGM)	NR/Aa2	955,000	905,827

Metropolitan Pier & Exposition Authority, 5.00% due 12/15/2022 (McCormick Place Expansion Project)	AAA/NR	1,000,000	1,133,830

Niles Park District GO, 2.00% due 12/1/2014 (Parks and Recreation Projects)	NR/Aa2	315,000	319,470

Niles Park District GO, 2.00% due 12/1/2015 (Parks and Recreation Projects)	NR/Aa2	325,000	333,561

Niles Park District GO, 2.00% due 12/1/2016 (Parks and Recreation Projects)	NR/Aa2	330,000	341,392

Niles Park District GO, 3.00% due 12/1/2017 (Parks and Recreation Projects)	NR/Aa2	340,000	363,072

Niles Park District GO, 3.00% due 12/1/2018 (Parks and Recreation Projects)	NR/Aa2	350,000	373,156

Niles Park District GO, 3.00% due 12/1/2019 (Parks and Recreation Projects)	NR/Aa2	360,000	380,671

Niles Park District GO, 3.00% due 12/1/2020 (Parks and Recreation Projects)	NR/Aa2	370,000	385,300

Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)	A/A3	1,425,000	1,421,110

Southern Illinois University, 5.00% due 4/1/2014 (Housing & Auxiliary Facilities System; Insured: Natl-Re)	A/A3	1,350,000	1,365,282

Southern Illinois University, 5.25% due 4/1/2019 (Housing & Auxiliary Facilities System; Insured: Natl-Re)	A/A3	1,000,000	1,141,900

State of Illinois, 5.00% due 6/15/2018 (Build Illinois)	AAA/NR	2,000,000	2,289,900

Tazewell County School District GO, 9.00% due 12/1/2024 (Insured: Natl-Re)	NR/A1	1,205,000	1,734,754

University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)	A/Aa3	1,590,000	1,588,251

Village of Tinley Park GO, 4.00% due 12/1/2021	AA+/NR	585,000	626,360

Village of Tinley Park GO, 5.00% due 12/1/2024	AA+/NR	870,000	963,012

Indiana — 4.11%

Allen County Jail Building Corp., 5.00% due 4/1/2018 (Insured: Syncora)	NR/Aa2	2,495,000	2,725,363

Allen County Redevelopment District, 5.00% due 11/15/2018	NR/A2	1,560,000	1,645,894

Board of Trustees for the Vincennes University, 5.375% due 6/1/2022	NR/Aa3	895,000	1,015,154

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Carmel Redevelopment Authority, 0% due 2/1/2016 (Performing Arts Center)	AA+/Aa1	1,730,000	1,702,147

City of Carmel Redevelopment Authority, 0% due 2/1/2021 (Performing Arts Center)	AA+/Aa1	2,000,000	1,604,360

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	2,730,000	2,754,406

City of Petersburg, 5.40% due 8/1/2017 (Indianapolis Power and Light Company; Insured: Natl-Re/IBC)	A/A3	1,325,000	1,475,149

Clay Multi-School Building Corp., 5.00% due 1/15/2018 (State Aid Withholding)	AA+/NR	1,735,000	1,969,745

Fort Wayne Redevelopment Authority, 5.00% due 8/1/2023 (Harrison Square; Insured: AGM)	NR/Aa2	2,290,000	2,507,344

Franklin Township Multi-School Building Corp., 5.00% due 7/10/2017 (Franklin Central High School) (State Aid Withholding)	AA+/NR	630,000	716,247

Hobart Building Corp., 6.50% due 7/15/2019 (Insured: Natl-Re) (State Aid Withholding)	AA+/Baa1	1,000,000	1,220,020

Indiana Bond Bank, 5.25% due 2/1/2015 (Safe Drinking Water & Wastewater Programs)	AAA/NR	500,000	526,905

Indiana Bond Bank, 5.25% due 10/15/2020 (Natural Gas Utility Improvements)	NR/A3	5,340,000	6,006,058

Indiana Bond Bank, 5.25% due 4/1/2023 (Hendricks Regional Health Financing Program; Insured: AMBAC)	AA/NR	2,000,000	2,263,920

Indiana Finance Authority, 5.00% due 3/1/2019 (University Health)	AA-/Aa3	5,000,000	5,673,200

Indiana Finance Authority, 5.00% due 11/1/2021 (Sisters of St. Francis Health Services, Inc.)	NR/Aa3	605,000	652,160

Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)	BBB-/NR	2,480,000	2,489,151

Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)	BBB-/NR	2,605,000	2,587,208

Indiana Finance Authority, 4.10% due 11/15/2046 put 11/3/2016 (Ascension Health)	AA+/Aa2	1,000,000	1,092,590

Noblesville Redevelopment Authority, 5.00% due 8/1/2017 (146th Street Extension)	AA/NR	1,000,000	1,102,050

Noblesville Redevelopment Authority, 5.00% due 8/1/2020 (146th Street Extension)	AA/NR	1,000,000	1,084,560

Iowa — 0.25%

City of Coralville COP, 5.25% due 6/1/2022 (Marriott Hotel and Convention Center)	NR/Ba1	2,795,000	2,652,595

Kansas — 0.17%

Kansas Development Finance Authority, 5.00% due 6/1/2020 (Wichita State University)	NR/Aa3	575,000	665,229

Wyandotte County School District GO, 5.00% due 9/1/2014 (Insured: Natl-Re)	NR/A1	1,030,000	1,061,714

Kentucky — 0.51%

Jefferson County School District Finance Corp., 4.00% due 9/1/2018 (Educational Facility Acquisition and Improvements; Insured: AGM)	AA-/Aa2	610,000	622,950

Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured: AGM)	AA-/A3	1,500,000	1,541,625

Louisville/Jefferson County Metro Government, 5.25% due 10/1/2026 (Norton Healthcare-Norton Suburban Hospital and Kosair Children’s Hospital)	A-/NR	2,320,000	2,421,941

Turnpike Authority of Kentucky, 5.00% due 7/1/2017 (Revitalization Projects-Highway Capital Planning; Insured: AMBAC)	AA+/Aa2	650,000	694,928

Louisiana — 3.24%

City of New Orleans, 6.00% due 6/1/2024 (Sewerage System; Insured: AGM)	AA-/A3	750,000	830,745

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2023	BBB+/NR	1,230,000	1,278,044

Law Enforcement District of the Parish of Plaquemines, 5.00% due 9/1/2025	BBB+/NR	1,350,000	1,385,154

Law Enforcement District of the Parish of Plaquemines, 5.15% due 9/1/2027	BBB+/NR	1,490,000	1,526,639

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Law Enforcement District of the Parish of Plaquemines, 5.30% due 9/1/2029	BBB+/NR	1,650,000	1,692,042

Louisiana Energy and Power Authority, 5.25% due 6/1/2029 (LEPA Unit No. 1; Insured: AGM)	AA-/A2	1,000,000	1,072,890

Louisiana Energy and Power Authority, 5.25% due 6/1/2030 (LEPA Unit No. 1; Insured: AGM)	AA-/A2	2,955,000	3,128,134

Louisiana Energy and Power Authority, 5.25% due 6/1/2031 (LEPA Unit No. 1; Insured: AGM)	AA-/A2	2,145,000	2,257,205

Louisiana Local Govt Environment Facilities & Community Development Authority, 5.00% due 3/1/2014 (City of Shreveport-Independence Stadium)	A/NR	1,000,000	1,006,870

Louisiana Offshore Terminal Authority, 2.125% due 10/1/2037 put 10/1/2015 (Deepwater Oil Port-Loop LLC)	BBB/A3	2,500,000	2,544,475

Louisiana Public Facilities Authority, 5.00% due 7/1/2022 (Black & Gold Facilities; Insured: CIFG)	AA-/A3	1,590,000	1,663,410

New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)	AA-/A2	1,000,000	1,128,450

New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)	AA-/A2	2,000,000	2,208,920

New Orleans Regional Transit Authority, 5.00% due 12/1/2023 (Insured: AGM)	AA-/Aa3	1,000,000	1,096,710

New Orleans Regional Transit Authority, 5.00% due 12/1/2024 (Insured: AGM)	AA-/Aa3	1,000,000	1,086,870

Office Facilities Corp., 5.00% due 5/1/2014 (State Capitol Complex Program)	NR/Aa3	1,000,000	1,015,640

Office Facilities Corp., 5.00% due 3/1/2019 (State Capitol Complex Program)	AA-/Aa3	255,000	293,013

Parish of Lafourche, 5.00% due 1/1/2024 (Roads, Highways and Bridges)	A/NR	1,065,000	1,190,233

Parish of Lafourche, 5.00% due 1/1/2025 (Roads, Highways and Bridges)	A/NR	2,620,000	2,923,003

St. Tammany Parish, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (Insured: CIFG)	AA-/NR	1,300,000	1,452,958

St. Tammany Parish, 5.00% due 6/1/2020 pre-refunded 6/1/2016 (Insured: CIFG)	AA-/NR	1,000,000	1,117,660

State of Louisiana GO, 5.00% due 8/1/2018 (Insured: AGM)	AA/Aa2	300,000	322,293

Terrebonne Parish Hospital Service District 1, 5.00% due 4/1/2028 (General Medical Center)	A+/A2	1,500,000	1,529,715

Maine — 0.30%

Maine Health and Higher Educational Facilities Authority, 5.00% due 7/1/2025 (Health and Educational Institution Facilities and Equipment; Insured: Natl-Re)	NR/A1	3,105,000	3,159,958

Maryland — 0.05%

Washington Suburban Sanitary District GO, 4.00% due 6/1/2015 (Water Supply System)	AAA/Aaa	500,000	507,840

Massachusetts — 1.53%

Commonwealth of Massachusetts GO, 4.00% due 6/1/2015 (Commonwealth Capital Investment Plan)	AA+/Aa1	525,000	553,077

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2020 pre-refunded 7/1/2014 (Transportation Capital Program)	AAA/Aa1	300,000	307,629

Massachusetts Bay Transportation Authority, 5.25% due 7/1/2030 (Transportation Capital Program)	AAA/Aa1	1,000,000	1,127,910

Massachusetts Development Finance Agency, 5.50% due 10/1/2025 (Simmons College)	BBB+/Baa1	460,000	507,504

Massachusetts Development Finance Agency, 5.50% due 10/1/2028 (Simmons College)	BBB+/Baa1	1,330,000	1,423,100

Massachusetts Educational Financing Authority, 5.50% due 1/1/2022 (Higher Education Student Loans)	AA/NR	1,130,000	1,239,825

Massachusetts School Building Authority, 5.00% due 8/15/2030 pre-refunded 8/15/2015 (SMART Fund; Insured: AGM)	AA-/Aa2	10,000,000	10,761,300

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan — 4.98%

Brighton Area Schools GO, 5.00% due 5/1/2016 (Livingston County School Building and Site; Insured: Q-SBLF)	NR/Aa2	370,000	407,300

City of Detroit, 5.00% due 7/1/2015 (Water Supply System; Insured: AGM)	AA-/A2	1,260,000	1,265,998

City of Detroit, 4.00% due 7/1/2016 (Water Supply System; Insured: BHAC)	AA+/Aa1	855,000	872,339

City of Detroit, 4.25% due 7/1/2016 (Water Supply System; Insured: Natl-Re)	A/Baa1	1,100,000	1,087,427

City of Detroit, 5.25% due 7/1/2020 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	3,000,000	2,938,830

City of Troy GO, 5.00% due 10/1/2016	AAA/NR	1,060,000	1,172,265

City of Troy GO, 5.00% due 11/1/2025 (Downtown Development Auhority-Community Center Facilities)	AAA/NR	300,000	325,974

County of Genesee, 5.00% due 11/1/2024 (Water Supply System; Insured: BAM)	AA/A2	610,000	648,034

County of Genesee, 5.00% due 11/1/2025 (Water Supply System; Insured: BAM)	AA/A2	345,000	364,061

County of Genesee, 5.25% due 11/1/2026 (Water Supply System; Insured: BAM)	AA/A2	900,000	955,971

County of Genesee, 5.25% due 11/1/2027 (Water Supply System; Insured: BAM)	AA/A2	1,375,000	1,446,734

County of Genesee, 5.25% due 11/1/2028 (Water Supply System; Insured: BAM)	AA/A2	645,000	674,489

County of Genesee, 5.00% due 11/1/2029 (Water Supply System; Insured: BAM)	AA/A2	1,210,000	1,240,770

County of Genesee, 5.00% due 11/1/2030 (Water Supply System; Insured: BAM)	AA/A2	1,195,000	1,220,848

County of Genesee, 5.125% due 11/1/2032 (Water Supply System; Insured: BAM)	AA/A2	750,000	764,160

Detroit City School District GO, 5.25% due 5/1/2026 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA-/Aa2	3,150,000	3,309,642

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA-/Aa2	1,100,000	1,142,031

Fraser Public School District GO, 5.00% due 5/1/2018 (School Building & Site Improvement; Insured: AGM/Q-SBLF)	AA-/Aa2	910,000	953,689

Kalamazoo Hospital Finance Authority, 6.25% due 6/1/2014 (Borgess Medical Center) (ETM)	AA+/Aaa	650,000	666,412

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2019 (Bronson Hospital; Insured: AGM)	AA-/A2	2,000,000	2,232,080

Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2022 (Bronson Hospital; Insured: AGM)	NR/A2	2,470,000	2,720,285

Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2026 (Bronson Hospital)	NR/A2	1,285,000	1,352,681

L’Anse Creuse Public Schools GO, 5.00% due 5/1/2014 (Macomb County School District Building & Site; Insured: AGM/Q-SBLF)	AA/Aa2	500,000	507,835

Michigan Finance Authority, 5.00% due 4/1/2026 (Government Loan Program)	A+/NR	1,580,000	1,663,061

Michigan Public Educational Facilities Authority, 5.50% due 9/1/2022 (Black River School)	NR/NR	1,110,000	1,034,431

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	960,000	974,064

Michigan State Building Authority, 0% due 10/15/2025 (Insured: Natl-Re)	A+/Aa3	5,000,000	2,859,000

Michigan State Hospital Finance Authority, 5.00% due 11/15/2024 (Sparrow Health System)	A+/A1	2,140,000	2,191,082

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 (Oakwood Health System)	A/A2	3,000,000	3,058,260

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Michigan State Hospital Finance Authority, 5.625% due 11/15/2029 (Henry Ford Health System)	A-/A2	2,500,000	2,570,825

Michigan Strategic Fund, 5.25% due 10/15/2023 (Michigan House of Representatives Facilities; Insured: AGM)	AA-/A1	1,000,000	1,070,810

Royal Oak Hospital Finance Authority, 5.25% due 8/1/2016 (William Beaumont Hospital)	A/A1	2,000,000	2,184,680

Royal Oak Hospital Finance Authority, 8.00% due 9/1/2029 (William Beaumont Hospital)	A/A1	2,540,000	3,011,957

South Lyon Community Schools GO, 4.00% due 5/1/2019 (Oakland, Washtenaw, Livingston Counties School District Building & Site; Insured: Natl-Re)	A+/Aa2	450,000	469,602

State of Michigan Trunk Line Fund, 5.50% due 11/1/2020 (Insured: AGM)	AA+/Aa2	1,500,000	1,778,520

Warren Consolidated Schools District GO, 4.00% due 5/1/2018 (School Buildings and Sites; Insured: AGM)	AA-/Aa3	750,000	790,710

Minnesota — 1.56%

City of St. Cloud, 5.00% due 5/1/2014 (CentraCare Health System)	NR/A1	835,000	848,176

Clay County GO, 3.00% due 4/1/2014 (Construction of County State-Aid Road Improvements)	AA/NR	725,000	730,133

Housing & Redevelopment Authority of the City of St. Paul, 5.25% due 5/15/2020 (HealthPartners Health System)	A/A2	1,965,000	2,081,996

Housing & Redevelopment Authority of the City of St. Paul & the City of Minneapolis, 6.00% due 12/1/2018 (HealthPartners Health System)	A/A2	1,000,000	1,004,440

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2023 (Airport, Marina & Port Improvements; Insured: BHAC) (AMT)	AA+/Aa1	3,885,000	4,030,532

Minnesota Agriculture & Economic Development Board, 5.50% due 2/15/2025 (Essentia Health; Insured: AGM)	AA-/NR	2,500,000	2,749,625

State of Minnesota GO, 5.00% due 8/1/2015 (Public Facility Capital Projects)	AA+/Aa1	4,500,000	4,837,140

Mississippi — 1.17%

Medical Center Educational Building Corp., 4.00% due 6/1/2014 (University of Mississippi Medical Center)	AA-/Aa2	1,240,000	1,258,439

Mississippi Development Bank, 5.00% due 3/1/2018 (Municipal Energy Agency Power Supply; Insured: Syncora)	NR/Baa1	1,920,000	2,028,902

Mississippi Development Bank, 5.00% due 7/1/2022 (City of Canton Parking Facilities)	NR/NR	1,935,000	2,050,307

Mississippi Development Bank, 5.25% due 8/1/2027 (Department of Corrections)	AA-/NR	3,415,000	3,649,269

Mississippi Development Bank GO, 5.00% due 3/1/2025 (Capital City Convention Center)	AA-/Aa2	2,850,000	3,198,868

Missouri — 1.64%

Bolivar R-I School District of Polk County GO, 5.25% due 3/1/2024 pre-refunded 3/1/2014 (Educational Facilities)	AA+/NR	500,000	504,265

Kansas City Metropolitan Community Colleges Building Corp., 5.00% due 7/1/2017 (Junior College District; Insured: Natl-Re)	NR/Aa2	1,000,000	1,101,760

Missouri Development Finance Board, 5.00% due 4/1/2019 (Eastland Center)	A-/NR	1,000,000	1,073,010

Missouri Development Finance Board, 5.00% due 4/1/2021 (Eastland Center)	A-/NR	2,000,000	2,091,640

Missouri Development Finance Board, 5.125% due 4/1/2022 (Eastland Center)	A-/NR	2,000,000	2,107,020

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2019 (Webster University)	NR/A2	2,235,000	2,573,580

Missouri Health and Educational Facilities Authority, 5.00% due 4/1/2021 (Webster University)	NR/A2	2,520,000	2,871,742

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	925,000	1,019,470

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Tax Increment Financing Commission of Kansas City, 5.00% due 5/1/2022 (Union Hill Redevelopment Project)	NR/NR	3,805,000	3,728,139

Nevada — 1.43%

Carson City, 5.00% due 9/1/2027 (Carson Tahoe Regional Medical Center)	BBB+/NR	2,450,000	2,462,961

City of Henderson, 5.625% due 7/1/2024 (Catholic Healthcare West)	A/A3	2,910,000	2,966,774

Washoe County GO, 5.00% due 7/1/2026 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	5,000,000	5,343,000

Washoe County GO, 5.00% due 7/1/2029 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,083,740

Washoe County GO, 5.00% due 7/1/2032 (Reno Sparks Convention & Visitors Authority)	AA/Aa2	2,000,000	2,052,820

New Hampshire — 1.53%

Manchester Housing & Redevelopment Authority, 0% due 1/1/2016 (Insured: Radian/ACA)	NR/Caa1	4,990,000	4,314,204

New Hampshire Business Finance Authority PCR, 5.375% due 5/1/2014 (Central Maine Power Co.)	BBB+/Baa1	3,920,000	3,976,527

New Hampshire Health & Education Facilities Authority, 5.25% due 10/1/2023 (Southern New Hampshire Medical Center)	A-/NR	1,000,000	1,051,600

New Hampshire Municipal Bond Bank, 5.00% due 8/15/2026	AA/Aa3	1,860,000	2,077,192

State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)	A+/A1	2,250,000	2,580,480

State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)	A+/A1	1,755,000	1,958,615

New Jersey — 1.51%

Burlington County Bridge Commission, 4.00% due 12/1/2017 (County Governmental Loan Program)	AA/Aa2	850,000	946,594

Cape May County Industrial Pollution Control Financing Authority, 6.80% due 3/1/2021 (Atlantic City Electric Company; Insured: Natl-Re)	A/Baa1	560,000	677,012

Essex County Improvement Authority, 5.50% due 10/1/2024 (County Correctional Facilities & State Court Facilities; Insured: Natl-Re)	NR/Aa2	2,500,000	2,923,800

New Jersey EDA, 5.50% due 9/1/2026 (School Facilities Construction; Insured: AMBAC)	A+/A1	3,000,000	3,425,400

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2027 (Virtua Health)	A+/NR	2,000,000	2,119,500

New Jersey State Health Care Facilities Financing Authority, 5.00% due 7/1/2028 (Virtua Health)	A+/NR	1,000,000	1,048,120

New Jersey Water Supply Authority, 5.00% due 8/1/2019 (Manasquan Reservoir Water Supply System; Insured: Natl-Re)	AA/Aa3	635,000	677,005

Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022	NR/A2	3,000,000	3,500,760

Southeast Morris County Municipal Utilities Authority, 4.00% due 1/1/2014 (Water Supply and Distribution System)	NR/NR	405,000	405,000

New Mexico — 1.19%

City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/Baa1	3,000,000	3,074,250

City of Las Cruces State Shared GRT, 5.00% due 6/1/2030	NR/Aa3	2,040,000	2,144,958

Incorporated County of Los Alamos, 5.00% due 7/1/2014 (Department of Public Utilities; Insured: AGM)	AA-/A2	2,000,000	2,008,000

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	1,800,000	1,569,582

Regents of New Mexico State University, 3.00% due 4/1/2014 (NMSU Golf Course and Corbett Center Student Union)	AA/Aa2	555,000	558,918

Rio Rancho Public School District No. 94, 5.00% due 8/1/2015 (State Aid Withholding)	NR/Aa1	1,715,000	1,839,560

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Rio Rancho Public School District No. 94 GO, 4.00% due 8/1/2014 (Insured: AGM) (State Aid Withholding)	NR/Aa1	1,205,000	1,231,691

New York — 5.47%

City of New York GO, 5.00% due 8/1/2019 pre-refunded 8/1/2015 (Insured: Natl-Re)	A/Aa2	465,000	499,429

City of New York GO, 5.00% due 8/1/2019 (Insured: Natl-Re)	AA/Aa2	140,000	149,905

City of New York GO, 0.44% due 8/1/2021 (Capital Projects)	AA/Aa2	2,700,000	2,696,409

City of New York GO, 5.00% due 8/1/2027 (Financial Plan Projects)	AA/Aa2	4,530,000	4,969,727

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,300,000	1,404,065

Erie County Industrial Development Agency, 5.00% due 5/1/2019 (City of Buffalo School District)	AA-/Aa3	3,000,000	3,483,360

Erie County Industrial Development Agency, 5.00% due 5/1/2027 (City of Buffalo School District) (State Aid Withholding)	AA-/Aa3	5,000,000	5,415,750

Ilion Central School District, 1.25% due 1/30/2014 (Educational Facilities) (State Aid Withholding)	NR/Mig1	5,000,000	5,004,200

Lake Placid Central School District GO, 5.00% due 6/15/2017 (Elementary, Middle/High School Projects; Insured: Natl-Re) (State Aid Withholding)	NR/A1	505,000	566,519

New York City Municipal Water Finance Authority, 0.05% due 6/15/2035 put 1/2/2014 (Water and Sewer System Capital Improvements; SPA: Bayerische Landesbank) (daily demand notes)	AAA/Aa1	20,000,000	20,000,000

New York City Transitional Finance Authority, 4.00% due 8/1/2014 (City Capital Projects)	AAA/Aa1	3,340,000	3,415,684

New York State Dormitory Authority, 5.625% due 7/1/2016 (City University System)	AA-/Aa3	990,000	1,065,230

New York State Dormitory Authority, 5.00% due 7/1/2017 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	850,000	928,659

New York State Dormitory Authority, 5.25% due 5/15/2021 (State University Educational Facilities)	AA-/Aa3	500,000	580,910

New York State Dormitory Authority, 5.00% due 7/1/2023 (Miriam Osborn Memorial Home Assoc.)	NR/NR	2,180,000	2,292,183

New York State Dormitory Authority, 5.00% due 12/15/2027 (State Educational & Medical Facilities)	AAA/NR	2,500,000	2,749,800

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	1,700,000	1,796,951

North Carolina — 0.31%

Charlotte-Mecklenburg Hospital Authority, 3.00% due 1/15/2018 (Carolinas HealthCare System)	AA-/Aa3	600,000	639,984

Charlotte-Mecklenburg Hospital Authority, 5.00% due 1/15/2028 (Carolinas HealthCare System)	AA-/Aa3	2,190,000	2,323,984

County of Henderson COP, 5.25% due 5/1/2017 pre-refunded 5/1/2015 (Dana Elementary School and Depts. of Social Services, Public Health and Veterans Services; Insured: AMBAC)	AA/Aa3	230,000	245,277

North Dakota — 0.26%

City of Bismarck GO, 2.50% due 5/1/2014 (Street, Sewer and Water Systems)	NR/Aa1	250,000	251,855

County of Ward, 5.125% due 7/1/2021 (Trinity Health System)	BBB-/NR	1,000,000	1,022,340

North Dakota Building Authority, 4.25% due 12/1/2015 (Insured: Natl-Re)	AA+/Aa2	1,305,000	1,402,470

Ohio — 6.14%

Akron, Bath and Copley Joint Township Hospital District, 5.00% due 11/15/2024 (Children’s Hospital Medical Center of Akron)	NR/A1	1,000,000	1,064,470

American Municipal Power, Inc., 5.25% due 2/15/2028 (AMP Fremont Energy Center)	A/A1	4,000,000	4,280,640

City of Cleveland, 2.00% due 10/1/2014 (Parks and Recreation Facilities)	AA/A1	470,000	475,748

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	City of Cleveland, 2.00% due 10/1/2015 (Public Safety, Health and Welfare Facilities)	AA/A1	375,000	384,521

	City of Cleveland, 2.00% due 10/1/2015 (Parks and Recreation Facilities)	AA/A1	475,000	487,060

	City of Cleveland, 3.00% due 10/1/2017 (Parks and Recreation Facilities)	AA/A1	490,000	519,826

	City of Cleveland, 5.00% due 10/1/2028 (Bridges and Roadways)	AA/A1	2,420,000	2,591,941

	City of Cleveland, 5.00% due 10/1/2029 (Bridges and Roadways)	AA/A1	100,000	106,670

	City of Cleveland GO, 5.00% due 12/1/2016 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,116,630

	City of Cleveland GO, 5.00% due 12/1/2024 (Various Municipal Capital Improvements)	AA/A1	1,000,000	1,109,020

	City of Cleveland GO, 5.00% due 12/1/2026 (Various Municipal Capital Improvements)	AA/A1	1,230,000	1,338,597

	City of Hamilton, 5.25% due 10/1/2017 (Wastewater System; Insured: AGM)	NR/A1	1,500,000	1,619,520

	Cleveland Municipal School District GO, 5.25% due 12/1/2019 pre-refunded 6/1/2014 (Educational Facilities Improvements; Insured: AGM) (State Aid Withholding)	AA/Aa2	1,045,000	1,067,175

	Cleveland Municipal School District GO, 5.25% due 12/1/2023 pre-refunded 6/1/2014 (Educational Facilities Improvements; Insured: AGM) (State Aid Withholding)	AA/Aa2	1,000,000	1,021,220

	Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (LOC: FifthThird Bank)	BBB+/NR	710,000	710,476

	Cleveland-Cuyahoga County Port Authority, 5.00% due 10/1/2021 (Cleveland Museum of Art)	AA+/NR	1,330,000	1,523,289

	Cleveland-Cuyahoga County Port Authority, 5.00% due 7/1/2025 (County Administration Offices)	AA-/Aa2	1,780,000	1,991,660

[a]	County of Allen, 5.00% due 5/1/2025 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	4,470,000	4,788,264

	County of Allen, 5.00% due 5/1/2026 (Catholic Health Partners-Mercy Health West Facility)	AA-/A1	3,855,000	4,079,014

[b]	County of Hamilton, 5.00% due 5/15/2028 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	2,665,000	2,847,286

[b]	County of Hamilton, 5.00% due 5/15/2029 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	1,000,000	1,058,980

[b]	County of Hamilton, 5.00% due 5/15/2031 (Cincinnati Children’s Hospital Medical Center)	AA/Aa2	4,420,000	4,605,065

	Deerfield Township, 5.00% due 12/1/2016	NR/A1	1,035,000	1,136,006

	Deerfield Township, 5.00% due 12/1/2025	NR/A1	1,000,000	1,020,670

	Lucas County Health Care Facility, 5.00% due 8/15/2021 (Sunset Retirement Community)	NR/NR	1,400,000	1,489,404

	Lucas County Health Care Facility, 5.125% due 8/15/2025 (Sunset Retirement Community)	NR/NR	1,250,000	1,274,613

	Ohio Air Quality Development Authority, 5.70% due 8/1/2020 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,300,720

	Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,076,730

	Ohio Water Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	3,000,000	3,045,960

	State of Ohio GO, 5.00% due 8/1/2015 (Educational Facilities Projects)	AA+/Aa1	10,775,000	11,576,983

	State of Ohio Higher Educational Facility Commission, 5.05% due 7/1/2037 pre-refunded 7/1/2016 (Kenyon College)	A+/A1	1,200,000	1,333,896

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Oklahoma — 0.61%

Oklahoma State Industries Authority, 5.50% due 7/1/2023 (Oklahoma Medical Research Foundation)	NR/A1	3,730,000	4,014,002

Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)	AA-/A2	1,000,000	1,143,340

Tulsa County Industrial Authority, 5.00% due 12/15/2024 (St. Francis Health System, Inc.)	AA+/Aa2	1,130,000	1,245,305

Oregon — 0.03%

Oregon State Department of Administrative Services COP, 4.00% due 5/1/2014 (Correctional Facilities Improvements; Insured: Natl-Re)	AA/Aa2	320,000	324,141

Pennsylvania — 5.04%

Allegheny County Hospital Development Authority, 5.00% due 5/15/2019 (University of Pittsburgh Medical Center)	A+/Aa3	2,500,000	2,874,525

Allegheny County IDA, 5.90% due 8/15/2026 (Propel Charter School-McKeesport)	BBB-/NR	1,090,000	1,097,030

Allegheny County IDA, 6.375% due 8/15/2035 (Propel Charter School-McKeesport)	BBB-/NR	1,130,000	1,135,944

Ambridge Area School District GO, 5.50% due 11/1/2031 pre-refunded 11/1/2014 (Senior High School; Insured: Natl-Re) (State Aid Withholding)	A/NR	350,000	365,446

Bethlehem Area School District GO, 5.00% due 10/15/2020 (Educational Facilities; Insured: AGM) (State Aid Withholding)	AA-/NR	475,000	527,036

Bradford County IDA, 5.20% due 12/1/2019 (International Paper Company) (AMT)	BBB/Baa3	2,620,000	2,656,104

Chartiers Valley Industrial & Community Development Authority, 5.75% due 12/1/2022 (Asbury Health Center)	NR/NR	900,000	909,918

County of Lehigh GO, 5.00% due 11/15/2016	NR/Aa1	5,725,000	6,446,064

Dallastown Area School District GO, 4.00% due 5/1/2021 (State Aid Withholding)	AA/NR	460,000	495,747

Lancaster County Solid Waste Management Authority, 5.25% due 12/15/2030 (Acquisition of Susquehanna Resource Management Facility)	AA-/NR	3,000,000	3,139,650

Pennsylvania Economic Development Financing Authority, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	6,570,000	6,542,669

Pennsylvania Higher Education Facilities Authority, 0% due 7/1/2020 (Insured: AMBAC)	NR/NR	2,032,839	1,261,966

Pennsylvania Turnpike Commission, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	4,000,000	3,719,840

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2030 (Water and Sewer System; Insured: AGM)	A/A2	5,000,000	5,197,900

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,740,000	3,870,227

Pittsburgh Water & Sewer Authority, 5.00% due 9/1/2031 (Water and Sewer System; Insured: AGM)	A/A2	3,665,000	3,792,615

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	405,000	439,542

Plum Borough School District GO, 4.00% due 9/15/2017 (Insured: BAM) (State Aid Withholding)	AA/NR	365,000	401,069

Plum Borough School District GO, 4.00% due 9/15/2018 (Insured: BAM) (State Aid Withholding)	AA/NR	355,000	391,728

Plum Borough School District GO, 4.00% due 9/15/2020 (Insured: BAM) (State Aid Withholding)	AA/NR	385,000	417,837

Plum Borough School District GO, 4.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	425,000	455,379

Plum Borough School District GO, 5.00% due 9/15/2021 (Insured: BAM) (State Aid Withholding)	AA/NR	430,000	490,174

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	School District of Philadelphia GO, 5.00% due 9/1/2018 (School Reform Commission) (State Aid Withholding)	A+/Aa3	5,250,000	5,928,930

	Rhode Island — 0.46%

	State of Rhode Island and Providence Plantations COP, 5.00% due 10/1/2024 (Training School Project)	AA-/Aa3	3,595,000	3,964,314

	State of Rhode Island and Providence Plantations GO, 4.00% due 10/15/2023 (Consolidated Capital Development Loan)	AA/Aa2	800,000	847,248

	South Carolina — 1.95%

	Greenwood Fifty School Facilities, Inc., 5.00% due 12/1/2025 (School District No. 50 Project; Insured: AGM)	AA-/A1	2,400,000	2,617,896

	Lexington County Health Services District, Inc., 5.00% due 11/1/2016 (Lexington Medical Center)	AA-/A1	250,000	277,293

	Lexington One School Facilities Corp., 5.00% due 12/1/2019 (School District No. 1 Project)	NR/Aa3	1,000,000	1,102,220

	Lexington One School Facilities Corp., 5.25% due 12/1/2021 pre-refunded 12/1/2015 (School District No. 1 Project)	NR/Aa3	1,700,000	1,857,199

	Medical University Hospital Authority, 5.25% due 8/15/2022 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	300,000	309,348

	Medical University Hospital Authority, 5.25% due 8/15/2023 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	1,550,000	1,598,298

	Medical University Hospital Authority, 5.25% due 2/15/2024 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	725,000	747,591

	Medical University Hospital Authority, 4.85% due 2/15/2026 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	300,000	308,604

	Medical University Hospital Authority, 5.25% due 2/15/2027 pre-refunded 8/15/2014 (Healthcare Facilities Capital Project; Insured: Natl-Re/FHA)	A/Baa1	250,000	257,790

	Scago Educational Facilities Corp., 5.00% due 12/1/2017 (Colleton School District; Insured: AGM)	AA-/A3	1,000,000	1,108,170

[a]	Scago Educational Facilities Corp., 5.00% due 4/1/2019 pre-refunded 10/1/2015 (Spartanburg School District; Insured: AGM)	AA-/Aa3	2,740,000	2,957,035

	Scago Educational Facilities Corp., 5.00% due 4/1/2021 pre-refunded 10/1/2015 (Spartanburg School District; Insured: AGM)	AA-/Aa3	1,000,000	1,079,210

	Securing Assets For Education, 5.00% due 12/1/2019 (School District of Berkeley County Project)	A+/Aa3	2,000,000	2,216,560

	South Carolina Housing Finance & Development Authority, 5.30% due 7/1/2023 (AMT)	NR/Aa1	835,000	850,464

	Sumter Two School Facilities, Inc., 5.00% due 12/1/2021 (School District No. 2 Project; Insured: AGM)	AA-/A3	2,855,000	3,053,537

	South Dakota — 0.33%

	South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2023 (Avera Health)	AA-/A1	1,575,000	1,697,346

	South Dakota Health & Educational Facilities Authority, 5.00% due 11/1/2024 (Sanford Health)	A+/A1	1,700,000	1,798,447

	Tennessee — 1.08%

	Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014	NR/Baa2	1,000,000	1,037,070

	Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023	A-/Baa1	2,500,000	2,661,350

	Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023	A-/Baa2	7,000,000	7,555,660

	Texas — 8.28%

	Arlington ISD GO, 5.00% due 2/15/2018 pre-refunded 2/15/2015 (Tarrant County Educational Facilities; Guaranty: PSF)	NR/Aaa	300,000	315,969

	Austin Community College District, 5.50% due 8/1/2023 (Round Rock Campus)	AA/Aa2	2,180,000	2,488,099

	Bexar County Health Facilities Development Corp., 5.00% due 7/1/2027 (Army Retirement Residence)	BBB/NR	1,825,000	1,821,460

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Bexar Metropolitan Water District, 5.00% due 5/1/2021 (Waterworks System; Insured: Syncora)	A/A1	1,300,000	1,449,981

Bexar Metropolitan Water District, 5.00% due 5/1/2022 (Waterworks System; Insured: Syncora)	A/A1	2,300,000	2,565,351

Board of Regents of the Texas A&M University System, 5.25% due 5/15/2017 (Revenue Financing System and Capital Plan Projects)	AA+/Aaa	200,000	213,144

Cities of Dallas and Fort Worth, 5.00% due 11/1/2015 (DFW International Airport Development Plan)	A+/A2	1,000,000	1,082,640

City of Arlington GO, 5.00% due 8/15/2019 (Insured: AGM)	AAA/Aa1	600,000	643,128

City of Cedar Park GO, 5.00% due 2/15/2016 pre-refunded 2/15/2014 (Recreational Facility Improvements; Insured: Natl-Re)	AA/Aa2	560,000	563,321

City of Cedar Park GO, 5.00% due 2/15/2016 pre-refunded 2/15/2014 (Recreational Facility Improvements; Insured: Natl-Re)	A/Aa2	365,000	367,168

City of Cedar Park GO, 5.00% due 2/15/2016 pre-refunded 2/15/2014 (Recreational Facility Improvements; Insured: Natl-Re)	A/Aa2	75,000	75,445

City of Dallas, 5.00% due 10/1/2031 pre-refunded 10/1/2015 (Waterworks & Sewer System; Insured: AGM)	AAA/Aa1	4,710,000	5,092,169

City of Galveston, 5.00% due 9/1/2021 (Galveston Island Convention Center; Insured: AGM)	NR/A2	545,000	607,277

City of Galveston, 5.00% due 9/1/2024 (Galveston Island Convention Center; Insured: AGM)	NR/A2	1,115,000	1,211,514

City of Laredo, 5.00% due 3/15/2018 (Sports Venue Improvements; Insured: AMBAC)	A+/A1	2,040,000	2,116,582

City of Laredo GO, 5.00% due 8/15/2017 (Waterworks and Sewer System; Insured: AMBAC)	AA/Aa2	500,000	534,760

City of Pharr Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	5,050,000	5,337,092

City of San Antonio Passenger Facility, 5.00% due 7/1/2024 (Airport System Improvements) (AMT)	A-/A2	2,065,000	2,190,428

City of San Antonio Passenger Facility, 5.00% due 7/1/2025 (Airport System Improvements) (AMT)	A-/A2	1,160,000	1,219,009

Dallas County Utilities & Reclamation District, 5.15% due 2/15/2022 (Insured: AMBAC)	BBB+/A3	3,000,000	3,254,250

Eagle Mountain & Saginaw Texas ISD GO, 2.50% due 8/1/2050 put 8/1/2014 (School Improvements; Guaranty: PSF)	AAA/NR	1,000,000	1,012,450

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 (Educational Facilities; Insured: Natl-Re)	AA/Aa2	20,000	21,508

Grapevine-Colleyville ISD GO, 5.25% due 8/15/2023 pre-refunded 8/15/2015 (Educational Facilities; Insured: Natl-Re)	A/Aa2	545,000	588,507

Harris County Hospital District, 5.00% due 2/15/2015 (Insured: Natl-Re)	A/A2	2,075,000	2,164,578

Houston Airport System, 5.00% due 7/1/2014	A/NR	1,000,000	1,023,770

Houston Higher Education Finance Corp., 6.50% due 5/15/2031 (Cosmos Foundation, Inc.)	BBB/NR	775,000	848,889

Houston ISD GO, 1.00% due 6/1/2035 put 6/1/2014 (Harris County Educational Facilities; Guaranty: PSF)	AAA/Aaa	2,000,000	2,005,500

Kimble County Hospital District GO, 5.00% due 8/15/2017	NR/NR	510,000	568,691

Kimble County Hospital District GO, 5.00% due 8/15/2018	NR/NR	525,000	590,074

La Vernia Higher Education Finance Corp., 5.75% due 8/15/2024 (Kipp, Inc.)	BBB/NR	3,000,000	3,208,860

North Central Texas Health Facilities Development Corp., 5.00% due 8/15/2019 (Children’s Medical Center of Dallas)	NR/Aa3	270,000	310,470

North East ISD GO, 2.00% due 8/1/2043 put 8/1/2015 (Educational Facilities; Guaranty: PSF)	AAA/Aaa	7,130,000	7,280,229

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

North Texas Tollway Authority, 5.00% due 9/1/2017 (DOT-President George Bush Turnpike Western Extension)	AA+/NR	450,000	513,522

Nueces River Authority, 5.00% due 7/15/2020 (Corpus Christi Lake Texana Water Supply Facilities; Insured: AGM)	AA-/Aa3	1,000,000	1,062,830

San Juan Higher Education Finance Authority, 5.75% due 8/15/2024 (IDEA Public Schools)	BBB/NR	1,590,000	1,680,264

Socorro ISD GO, 5.25% due 8/15/2014 (Educational Facility Projects; Guaranty: PSF)	AAA/NR	1,100,000	1,134,881

Stafford Economic Development Corp., 6.00% due 9/1/2017 (Convention Center-Performing Arts Center Theater Complex; Insured: Natl-Re)	A+/A1	1,775,000	1,932,762

State of Texas, 2.00% due 8/28/2014 (General Revenue Fund-Cash Flow Management)	SP-1+/Mig1	15,500,000	15,687,240

Texas City Industrial Development Corp., 7.375% due 10/1/2020 (BP Pipelines N.A., Inc.)	A/A2	2,705,000	3,458,775

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools; Insured: ACA)	BBB/NR	3,000,000	3,064,560

Texas Public Finance Authority Charter School Finance Corp., 6.00% due 2/15/2030 (Cosmos Foundation, Inc.)	BBB/NR	1,750,000	1,837,448

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 (IDEA Public Schools; Insured: ACA)	BBB/NR	2,000,000	1,902,300

Uptown Development Authority, 5.50% due 9/1/2029 (Infrastructure Improvements)	BBB/NR	1,250,000	1,290,575

U.S. Virgin Islands — 0.52%

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	5,000,000	5,419,350

Utah — 0.18%

City of Herriman, 5.75% due 11/1/2027 (Towne Center Assessment Area)	AA-/NR	480,000	511,214

Local Building Authority of Salt Lake Valley Fire Service Area, 5.25% due 4/1/2020	NR/Aa2	1,250,000	1,398,863

Virginia — 1.06%

County of Hanover IDA, 6.00% due 10/1/2021 (FirstHealth Richmond Memorial Hospital) (ETM)	A/NR	795,000	861,089

Fairfax County GO, 4.00% due 10/1/2015 (Public Facilities and Improvements) (State Aid Withholding)	AAA/Aaa	3,050,000	3,247,640

Pittsylvania County GO, 3.00% due 7/15/2017 (Educational Capital Projects) (State Aid Withholding)	A+/Aa3	280,000	280,487

Virginia Housing Development Authority GO, 4.85% due 4/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,304,693

Virginia Housing Development Authority GO, 4.85% due 10/1/2019 (Multi-Family Housing Development) (AMT)	AAA/Aaa	3,100,000	3,334,856

Washington — 2.56%

City of Seattle, 5.00% due 2/1/2019 (Light and Power Improvements)	AA/Aa2	3,000,000	3,504,720

Skagit County Public Hospital District No. 1 GO, 5.125% due 12/1/2015 (Skagit Valley Hospital; Insured: Natl-Re)	NR/A1	1,900,000	2,056,788

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2025 (Skagit Regional Health)	NR/A1	4,860,000	5,252,250

Skagit County Public Hospital District No. 1 GO, 5.00% due 12/1/2028 (Skagit Regional Health)	NR/A1	3,000,000	3,131,460

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2027 (Island Hospital)	NR/A1	2,445,000	2,570,869

Skagit County Public Hospital District No. 2 GO, 5.00% due 12/1/2028 (Island Hospital)	NR/A1	2,195,000	2,284,622

State of Washington COP, 5.00% due 7/1/2014 (Higher Education Capital Projects)	NR/Aa2	1,905,000	1,950,872

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Washington Health Care Facilities Authority, 5.25% due 8/15/2024 (Multi-care Systems; Insured: AGM)	AA-/Aa3	1,000,000	1,076,770

Washington Health Care Facilities Authority, 6.25% due 8/1/2028 pre-refunded 8/1/2018 (Highline Medical Centers; Insured: FHA 242)	NR/NR	3,985,000	4,849,546

West Virginia — 0.26%

State of West Virginia GO, 5.00% due 6/1/2022 (Division of Highways State Road Fund; Insured: Natl-Re)	AA/Aa1	1,000,000	1,063,260

West Virginia Hospital Finance Authority, 5.00% due 6/1/2020 (United Hospital Center; Insured: AMBAC)	A/A2	1,530,000	1,607,296

Wisconsin — 1.87%

Wisconsin Health & Educational Facilities Authority, 5.00% due 7/1/2021 (Agnesian Healthcare, Inc.)	A-/A3	2,170,000	2,383,615

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2023 (ProHealth Care, Inc.)	A+/A1	1,980,000	2,155,725

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2024 (ProHealth Care, Inc.)	A+/A1	2,460,000	2,650,748

Wisconsin Health & Educational Facilities Authority, 5.50% due 7/1/2025 (Agnesian Healthcare, Inc.)	A-/A3	5,000,000	5,378,200

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2025 (ProHealth Care, Inc.)	A+/A1	3,180,000	3,392,933

Wisconsin Health & Educational Facilities Authority, 5.00% due 8/15/2026 (ProHealth Care, Inc.)	A+/A1	3,305,000	3,498,177

TOTAL INVESTMENTS — 97.91% (COST $995,339,890)			$1,020,934,192

OTHER ASSETS LESS LIABILITIES — 2.09%			21,809,002

NET ASSETS — 100.00%			$1,042,743,194

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

a	Segregated as collateral for a when-issued security.

b	When-issued security.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

EDA	Economic Development Authority

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

GRT	Gross Receipts Tax

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IBC	Insured Bond Certificate

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

IDA	Industrial Development Authority

ISD	Independent School District

LOC	Letter of Credit

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

PSF	Guaranteed by Permanent School Fund

Q-SBLF	Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

SONYMA	State of New York Mortgage Authority

SPA	Stand-by Purchase Agreement

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Intermediate Municipal Fund	December 31, 2013 Unaudited

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$1,020,934,192	$-	$1,020,934,192	$-

Total Investments in Securities	$1,020,934,192	$-	$1,020,934,192	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013.

SCHEDULE OF INVESTMENTS

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alabama — 0.63%

City of Mobile Industrial Development Board PCR, 1.65% due 6/1/2034 put 3/20/2017 (Alabama Power Company Barry Plant Project)	A/A2	$1,000,000	$999,800

Arizona — 0.96%

Maricopa County PCR, 6.00% due 5/1/2029 put 5/1/2014 (Arizona Public Service Co.)	A-/Baa1	500,000	508,500

Pima County IDA, 5.875% due 4/1/2022 (Cambridge Academy)	NR/NR	405,000	398,860

Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)	BBB+/NR	710,000	616,479

California — 17.64%

ABAG Finance Authority for Nonprofit Corporations, 5.00% due 7/1/2047 (Episcopal Senior Communities)	NR/NR	1,635,000	1,383,373

Benicia USD GO, 0% due 8/1/2026 (Benicia High School; Insured: AGM)	AA-/A2	830,000	442,315

California HFFA, 6.25% due 2/1/2026 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A/NR	1,500,000	1,682,505

California HFFA, 5.00% due 11/15/2034 (Children’s Hospital Los Angeles)	BBB+/Baa2	420,000	399,596

California Housing Finance Agency, 4.625% due 8/1/2016 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A-/Baa2	1,175,000	1,231,670

California Housing Finance Agency, 4.625% due 8/1/2026 (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)	A-/Baa2	560,000	524,978

California Municipal Finance Authority, 8.50% due 11/1/2039 (Harbor Regional Center)	NR/Baa1	1,000,000	1,157,570

California Pollution Control Financing Authority, 5.00% due 11/21/2045 (Poseidon Resources (Channelside) LP Desalination Project) (AMT)	NR/Baa3	3,000,000	2,394,510

California State Public Works Board, 5.00% due 4/1/2028 (Corrections & Rehabilitation and Judicial Council)	A-/A2	1,000,000	1,049,540

California State Public Works Board, 6.25% due 4/1/2034 (Department of General Services-Offices Renovation)	A-/A2	100,000	112,759

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	200,000	198,252

California Statewide Communities Development Authority, 6.125% due 7/1/2046 (Aspire Public Schools)	NR/NR	995,000	934,584

Calipatria USD GO, 4.00% due 8/1/2017 (Educational Facilities; Insured: AMBAC)	NR/NR	150,000	150,546

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	2,425,000	1,135,361

Carson Redevelopment Agency, 7.00% due 10/1/2036 (Project Area 1)	A-/NR	500,000	553,860

Chico Redevelopment Agency, 5.00% due 4/1/2030 (Chico Amended & Merged Redevelopment; Insured: AMBAC)	A+/NR	1,500,000	1,493,280

City of Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)	A/NR	1,000,000	1,058,740

City of Santa Monica, 4.00% due 1/1/2017 (Hyperion Project-Wastewater Enterprise; Insured: Natl-Re)	AAA/Aa1	75,000	75,206

Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)	AA-/A1	1,750,000	1,777,230

County of El Dorado, 5.00% due 9/1/2026 (El Dorado Hills Development-Community Facilities)	A/NR	630,000	651,143

Daly County Housing Development Finance Agency, 5.25% due 12/15/2023 (Franciscan Country Club Mobile Home Park Acquisition)	A/NR	650,000	674,271

Kern Community College District COP, 4.00% due 4/1/2014	SP-1+/NR	2,500,000	2,523,150

Los Angeles County Public Works Financing Authority, 4.00% due 9/1/2014 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	A/NR	75,000	76,629

Los Angeles County Public Works Financing Authority, 4.00% due 9/1/2015 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	A/NR	50,000	52,150

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles County Public Works Financing Authority, 3.625% due 9/1/2016 (Lynwood Regional Justice Center and Central Jail Expansion; Insured: Natl-Re)	A/Baa1	200,000	209,252

M-S-R Energy Authority, 6.50% due 11/1/2039	A-/NR	1,000,000	1,177,200

Redwood City Redevelopment Agency, 0% due 7/15/2021 (Redevelopment Project Area 2; Insured: AMBAC)	A-/NR	1,285,000	917,284

Riverside Community College District GO, 5.00% due 8/1/2021 (Insured: AGM)	AA/Aa2	150,000	160,638

Riverside County Asset Leasing Corp., 0% due 6/1/2021 (Riverside County Hospital; Insured: Natl-Re)	A/A2	535,000	384,638

San Francisco City & County Redevelopment Financing Authority, 0% due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)	A/Baa1	1,025,000	652,884

San Francisco City & County Redevelopment Financing Authority, 6.50% due 8/1/2039 (Mission Bay North Redevelopment)	A-/NR	250,000	273,015

San Francisco City & County Redevelopment Financing Authority, 6.75% due 8/1/2041 (Mission Bay North Redevelopment)	A-/NR	500,000	557,435

San Jose Redevelopment Agency, 5.50% due 8/1/2035 (Merged Area Redevelopment)	A/Ba1	1,000,000	1,009,290

Sonoma County Community Redevelopment Agency, 6.50% due 8/1/2034 (The Springs Redevelopment; Insured: AGM)	AA-/NR	100,000	100,363

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2016 (Insured: AMBAC)	A+/A2	500,000	501,925

Union Elementary School District, 0% due 9/1/2027 (Santa Clara County District Schools; Insured: Natl-Re)	AA+/NR	905,000	474,546

Colorado — 4.44%

Colorado Housing & Finance Authority, 0% due 9/1/2014 (ETM)	NR/Aa1	200,000	199,676

Denver Convention Center Hotel Authority, 5.125% due 12/1/2026 (Insured: Syncora)	BBB-/Baa3	2,450,000	2,484,030

Denver Convention Center Hotel Authority, 5.00% due 12/1/2030 (Insured: Syncora)	BBB-/Baa3	450,000	450,085

Denver Convention Center Hotel Authority, 5.00% due 12/1/2035 (Insured: Syncora)	BBB-/Baa3	605,000	581,611

Eagle Bend Metropolitan District GO, 5.00% due 12/1/2020 (Insured: Radian)	A-/NR	825,000	843,084

Eagle River Fire District, 6.625% due 12/1/2024	NR/NR	225,000	234,275

Eagle River Fire District, 6.875% due 12/1/2030	NR/NR	400,000	412,976

Public Authority for Colorado Energy, 5.75% due 11/15/2018 (Natural Gas Purchase)	A-/Baa2	615,000	676,389

Public Authority for Colorado Energy, 6.50% due 11/15/2038 (Natural Gas Purchase)	A-/Baa2	260,000	303,672

Regional Transportation District COP, 4.50% due 6/1/2016 pre-refunded 6/1/2015 (Transit Vehicles Project; Insured: AMBAC)	A-/Aa3	350,000	370,619

Regional Transportation District COP, 5.375% due 6/1/2031	A-/Aa3	500,000	526,550

Connecticut — 1.75%

Borough of Naugatuck COP, 5.00% due 6/15/2017 (Incineration Facilities; Insured: AMBAC) (AMT)	NR/Aa3	775,000	786,664

Connecticut Health & Educational Facilities Authority, 6.00% due 7/1/2039 (Ethel Walker School)	BBB-/NR	1,000,000	1,008,840

State of Connecticut GO Floating Rate Note, 0.58% due 9/15/2017 (Public Improvements)	AA/Aa3	1,000,000	998,800

Delaware — 1.26%

Delaware HFA, 5.00% due 7/1/2021 (Nanticoke Memorial Hospital)	BB+/NR	1,000,000	1,013,100

Delaware HFA, 5.50% due 6/1/2024 (Beebe Medical Center)	BBB-/Baa3	1,000,000	1,003,120

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

District of Columbia — 0.46%

Metropolitan Washington Airports Authority, 0% due 10/1/2027 (Dulles Toll Road; Insured: AGM)	AA-/A3	1,500,000	730,425

Florida — 6.52%

City of Miami GO, 5.00% due 1/1/2017 (Homeland Defense/Neighborhood Capital Improvements)	BBB-/A3	1,245,000	1,327,730

City of Miami GO, 5.00% due 1/1/2018 (Homeland Defense/Neighborhood Capital Improvements)	BBB-/A3	1,790,000	1,917,018

County of Orange, 0% due 10/1/2016 (County Correctional Facilities and Communications System; Insured: AMBAC)	NR/NR	410,000	389,537

Florida Higher Educational Facilities Financing Authority, 5.00% due 4/1/2027 (Nova Southeastern University)	BBB/Baa1	1,000,000	1,019,220

Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024	NR/A3	340,000	340,955

Miami-Dade County School Board COP, 5.00% due 8/1/2027 (District School Facilities and Infrastructure)	A/A1	1,100,000	1,160,258

Pinellas County Educational Facilities Authority, 5.25% due 10/1/2030 (Barry University)	BBB/NR	500,000	486,385

Sarasota County Public Hospital Board, 2.157% due 10/1/2021 (Sarasota Memorial Hospital; Insured: Natl-Re)	A/A1	1,000,000	995,550

School Board of Marion County COP, 5.25% due 6/1/2022 (Educational Facilities; Insured: AMBAC)	NR/A1	1,000,000	1,057,700

St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement Communities Project)	NR/NR	230,000	231,569

Tampa Sports Authority, 5.75% due 10/1/2020 (Tampa Bay Arena; Insured: Natl-Re)	A/Baa1	1,000,000	1,080,650

University of Southern Florida Financing Corp. COP, 5.00% due 7/1/2021 (Student Housing & Parking Facilities; Insured: AMBAC)	A+/A1	375,000	398,584

Georgia — 1.91%

City of Atlanta, 6.25% due 11/1/2034 (Water and Wastewater Capital Improvement Program)	A+/Aa3	500,000	567,390

Development Authority of Fulton County, 5.00% due 10/1/2019 (Georgia Tech Athletic Assoc.)	NR/A2	1,000,000	1,150,980

Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)	A/A3	515,000	565,403

Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)	A-/Baa2	350,000	386,148

Municipal Gas Authority of Georgia GO, 5.00% due 4/1/2016 (Public Gas Partners, Inc.-Gas Portfolio III Project)	AA-/A1	350,000	382,340

Guam — 2.60%

Guam Government, 5.75% due 12/1/2034 (Layon Solid Waste Disposal Facility)	BBB+/NR	500,000	516,655

Guam Government Department of Education COP, 6.875% due 12/1/2040 (John F. Kennedy High School)	B+/NR	1,000,000	1,032,750

Guam Government GO, 7.00% due 11/15/2039	BB-/NR	520,000	541,590

Guam Power Authority, 5.00% due 10/1/2027 (Electric Power System; Insured: AGM)	AA-/A2	1,000,000	1,053,890

Guam Waterworks Authority, 5.25% due 7/1/2024 (Water and Wastewater System)	A-/Ba1	500,000	520,685

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Ba1	500,000	490,900

Illinois — 5.86%

Board of Education of the City of Chicago GO, 5.00% due 12/1/2020 (Education Capital Improvement Program; Insured: AGM)	AA-/A2	365,000	390,189

City of Chicago, 5.25% due 1/1/2016 (Municipal Residential Street Improvements; Insured: AMBAC)	AA+/Baa1	800,000	803,152

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Chicago, 6.75% due 6/1/2022 (Pilsen Redevelopment)	NR/NR	1,000,000	1,013,720

City of Chicago, 5.00% due 1/1/2035 (Midway Airport Development Plan; Insured: Natl-Re)	A/A2	1,055,000	1,057,279

City of Chicago GO, 5.00% due 1/1/2020 (Insured: AGM)	AA-/A2	475,000	485,564

Cook County GO, 5.25% due 11/15/2033	AA/A1	1,000,000	1,003,370

Illinois Finance Authority, 5.75% due 11/15/2037 (OSF Healthcare System)	A/A3	330,000	339,296

Illinois Finance Authority, 6.00% due 5/15/2039 (OSF Healthcare System)	A/A3	1,545,000	1,651,759

Kane County Community Unit School District No. 101 GO, 5.00% due 1/1/2017 (Educational Facilities; Insured: AGM)	NR/Aa2	100,000	108,651

Metropolitan Pier & Exposition Authority, 5.00% due 6/15/2050 (McCormick Place)	AAA/Baa1	1,500,000	1,400,265

Village of Melrose Park GO, 6.75% due 12/15/2016 (Redevelopment Project Costs; Insured: Natl-Re)	NR/Baa1	250,000	268,828

Village of Melrose Park GO, 6.75% due 12/15/2021 (Redevelopment Project Costs; Insured: Natl-Re)	NR/Baa1	410,000	485,165

Will County School District No. 114 GO, 0% due 12/1/2023 (Educational Facilities; Insured: Natl-Re)	NR/Baa1	570,000	342,182

Indiana — 3.17%

City of Carmel Redevelopment District COP, 6.50% due 7/15/2035 (Performing Arts Center)	NR/NR	1,000,000	1,008,940

Indiana Finance Authority, 6.00% due 12/1/2019 (U.S. Steel Corp.)	BB-/B1	3,000,000	3,055,800

Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)	BBB-/NR	1,000,000	1,000,480

Iowa — 0.90%

Iowa Finance Authority Midwestern Disaster Area, 5.25% due 12/1/2025 (Iowa Fertilizer Company Project)	BB-/NR	1,615,000	1,435,832

Kansas — 0.72%

City of Wichita, 5.90% due 12/1/2016 (Brentwood Apartments)	B/NR	255,000	249,658

City of Wichita, 5.85% due 12/1/2025 (Brentwood Apartments)	B/NR	895,000	744,031

Kansas City Community College COP, 3.00% due 4/1/2016 (Higher Education Campus Facilities)	AA/NR	150,000	157,377

Kentucky — 1.80%

County of Owen, 6.25% due 6/1/2039 (Kentucky-American Water Co. Project)	A-/Baa1	540,000	567,999

Kentucky Economic DFA, 0% due 10/1/2021 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	715,000	517,603

Kentucky Economic DFA, 0% due 10/1/2022 (Norton Healthcare, Inc.; Insured: Natl-Re)	A/Baa1	2,650,000	1,790,711

Louisiana — 2.90%

Louisiana Energy and Power Authority, 5.25% due 6/1/2038 (LEPA Unit No. 1; Insured: AGM)	AA-/A2	2,000,000	2,050,700

Louisiana Public Facilities Authority, 5.00% due 7/1/2032 (Black & Gold Facilities; Insured: CIFG)	AA-/A3	120,000	119,856

Louisiana Public Facilities Authority, 5.375% due 5/15/2043 (Ochsner Clinic Foundation)	NR/Baa1	500,000	489,485

Parish of St. Charles, 4.00% due 12/1/2040 put 6/1/2022 (Valero Energy Corp. Refinery)	BBB/Baa2	2,000,000	1,970,160

Massachusetts — 0.23%

Massachusetts Educational Financing Authority, 6.00% due 1/1/2028	AA/NR	345,000	368,733

Michigan — 9.25%

City of Detroit, 0% due 7/1/2017 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	100,000	81,722

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Detroit, 5.00% due 7/1/2017 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	100,000	99,298

City of Detroit, 0% due 7/1/2018 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	330,000	253,638

City of Detroit, 5.00% due 7/1/2018 (Water Supply System; Insured: Natl-Re)	A/Baa1	350,000	346,395

City of Detroit, 5.00% due 7/1/2020 (Water Supply System; Insured: Natl-Re)	A/Baa1	1,000,000	979,600

City of Detroit, 5.25% due 7/1/2021 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	200,000	195,904

City of Detroit, 5.00% due 7/1/2022 (Water Supply System; Insured: Natl-Re)	A/Baa1	260,000	253,157

City of Detroit, 5.25% due 7/1/2023 (Sewage Disposal System; Insured: Natl-Re)	A/Baa1	180,000	176,314

City of Kalamazoo Hospital Finance Authority, 5.00% due 5/15/2036 (Bronson Methodist Hospital)	NR/A2	1,000,000	974,960

City of Kalamazoo Hospital Finance Authority, 5.25% due 5/15/2041 (Bronson Nursing and Rehabilitation Center)	NR/A2	1,000,000	1,004,180

City of Troy GO, 5.25% due 11/1/2032 (Downtown Development Authority-Community Center Facilities)	AAA/NR	1,025,000	1,083,527

County of Genesee GO, 5.375% due 11/1/2038 (Water Supply System; Insured: BAM)	AA/A2	1,000,000	1,029,880

Detroit City School District GO, 5.25% due 5/1/2027 (School Building & Site; Insured: AGM)	AA-/Aa2	1,000,000	1,038,210

Livonia Public School District GO, 5.00% due 5/1/2036 (School Building & Site)	AA-/A1	225,000	224,685

Michigan Finance Authority, 5.00% due 4/1/2031 (State Dept. of Human Services Office Buildings)	A+/NR	1,000,000	995,350

Michigan Finance Authority, 8.125% due 4/1/2041 (Hope Academy Project)	NR/NR	990,000	1,040,569

Michigan Housing Development Authority, 3.375% due 11/1/2016 (AMT)	AA/NR	655,000	670,530

Michigan Public School Academy, 8.00% due 8/1/2035 (Will Carleton Charter School)	NR/NR	1,050,000	1,065,383

Michigan State Hospital Finance Authority, 5.00% due 11/15/2015 (Edward W. Sparrow Hospital Assoc.)	A+/A1	200,000	213,352

Michigan State Hospital Finance Authority, 5.00% due 7/15/2025 (Oakwood Southshore Medical Center)	A/A2	650,000	662,623

Michigan State Hospital Finance Authority, 5.75% due 11/15/2039 (Henry Ford Health System)	A-/A2	1,000,000	1,015,330

Michigan Strategic Fund, 7.00% due 5/1/2021 (Detroit Edison Company; Insured: Natl-Re/AMBAC)	NR/NR	250,000	302,860

School District of the City of Detroit, 5.00% due 5/1/2025 (School Building & Site; Insured: Q-SBLF)	AA-/Aa2	1,000,000	1,050,700

Minnesota — 0.96%

Minneapolis-St. Paul Metropolitan Airports Commission, 5.00% due 1/1/2023 (Airport, Marina & Port Improvements; Insured: BHAC) (AMT)	AA+/Aa1	1,000,000	1,037,460

St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023	A/A2	115,000	119,986

Washington County Housing Redevelopment Authority, 5.625% due 6/1/2037 (Birchwood & Woodbury)	NR/NR	415,000	371,828

Mississippi — 0.09%

Jackson Public School District, 4.00% due 2/1/2018 (District Long Range Capital Expenditure Program; Insured: AGM) (State Aid Withholding)	NR/Aa3	140,000	145,800

Missouri — 2.33%

Tax Increment Financing Commission of Kansas City, 5.25% due 3/1/2018 (Maincor Project-Public Improvements) (ETM)	NR/NR	1,170,000	1,289,492

Tax Increment Financing Commission of Kansas City, 6.00% due 5/1/2030 (Union Hill Redevelopment Project)	NR/NR	2,505,000	2,428,272

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Nevada — 0.95%

Redevelopment Agency of the City of Mesquite, 7.00% due 6/1/2019 (Public Facility and Redevelopment Projects)	BBB+/NR	700,000	707,294

Redevelopment Agency of the City of Mesquite, 7.125% due 6/1/2021 (Public Facility and Redevelopment Projects)	BBB+/NR	300,000	302,301

Redevelopment Agency of the City of Mesquite, 7.375% due 6/1/2024 (Public Facility and Redevelopment Projects)	BBB+/NR	500,000	503,355

New Jersey — 0.45%

Higher Education Student Assistance Authority, 5.75% due 12/1/2039 (NJCLASS Student Loan Program) (AMT)	A/A2	750,000	721,725

New Mexico — 1.19%

City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/Baa1	1,000,000	1,024,750

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	1,000,000	871,990

New York — 0.47%

City of Syracuse, 5.00% due 8/1/2017 (City Public and School Building Capital Projects; Insured: AGM) (State Aid Withholding)	AA-/A1	400,000	424,568

New York State Dormitory Authority, 5.00% due 7/1/2016 (David Axelrod Institute for Public Health)	AA-/Aa3	315,000	321,958

North Carolina — 0.28%

North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2020 (Progress Energy Carolinas, Inc. Initial Project Acquisition; Insured: AMBAC)	A-/NR	410,000	443,755

Ohio — 2.95%

American Municipal Power, Inc., 5.25% due 2/15/2018 (AMP Combined Hydroelectric Projects)	A/A3	500,000	570,905

Cleveland-Cuyahoga County Port Authority, 6.25% due 5/15/2016 (Council for Economic Opportunities in Greater Cleveland Project; LOC: FifthThird Bank)	BBB+/NR	270,000	270,181

Cleveland-Cuyahoga County Port Authority, 7.00% due 5/15/2040 (Flats East Development Project; LOC: FifthThird Bank)	BBB+/NR	1,000,000	1,052,100

Ohio State Air Quality Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	100,000	102,756

Ohio State Water Development Authority PCR, 5.875% due 6/1/2033 put 6/1/2016 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa2	1,000,000	1,076,730

Ohio Water Development Authority PCR, 3.375% due 7/1/2033 put 7/1/2015 (FirstEnergy Nuclear Generation Corp.)	BBB-/Baa3	1,350,000	1,370,682

Wyoming City School District GO, 5.00% due 12/1/2018 (Educational Facilities; Insured: AGM)	NR/A2	250,000	268,303

Oregon — 0.63%

Western Generation Agency, 5.00% due 1/1/2016 (Wauna Cogeneration Project; Insured: ACA)	NR/NR	1,000,000	1,003,390

Other – Exchange Traded Fund— 1.58%

iShares National AMT-Free Muni Bond Exchange Traded Fund	NR/NR	24,250	2,518,079

Pennsylvania — 5.11%

Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)	BBB-/NR	950,000	976,819

City of Philadelphia, 5.00% due 6/15/2027 (Philadelphia International and Northeast Philadelphia Airports) (AMT)	A+/A2	2,000,000	2,026,620

Pennsylvania Economic Development Financing Authority, 5.00% due 12/1/2014 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	450,000	456,066

Pennsylvania Economic Development Financing Authority, 4.625% due 12/1/2018 (Colver Project; Insured: AMBAC) (AMT)	BBB-/Ba1	1,800,000	1,792,512

Pennsylvania Turnpike Commission, 0% due 12/1/2030 (PennDOT-Mass Transit Agencies)	A-/A3	2,000,000	1,859,920

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)	BBB+/NR	1,000,000	1,034,500

Rhode Island — 0.47%

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2022 (Public Housing Development)	A+/NR	315,000	359,380

Housing Authority of the City of Pawtucket, 5.50% due 9/1/2024 (Public Housing Development)	A+/NR	350,000	391,423

South Dakota — 0.74%

South Dakota Health & Educational Facilities Authority, 5.00% due 7/1/2027 (Avera Health)	AA-/A1	400,000	414,416

South Dakota Health & Educational Facilities Authority, 5.50% due 11/1/2040 (Sanford Health)	A+/A1	750,000	762,645

Tennessee — 0.40%

Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015	A-/Baa1	100,000	103,907

Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024	A-/Baa2	500,000	532,340

Texas — 9.67%

Austin Convention Enterprises, Inc., 5.25% due 1/1/2024 (Austin Convention Center; Insured: Syncora)	BB+/Ba1	720,000	722,671

Austin Convention Enterprises, Inc., 5.00% due 1/1/2034 (Austin Convention Center; Insured: Syncora)	BB+/Ba1	665,000	591,331

City of Kerrville Health Facilities Development Corp., 5.45% due 8/15/2035 (Sid Peterson Memorial Hospital)	BBB-/NR	2,665,000	2,667,612

Commissioners Court of Bexar County, 5.00% due 6/15/2018 pre-refunded 6/15/2015 (County Highway Construction and Maintenance)	AA+/Aaa	200,000	213,660

Kimble County Hospital District, 6.25% due 8/15/2033	NR/NR	500,000	543,525

La Vernia Higher Education Finance Corp., 6.25% due 8/15/2039 (Kipp, Inc.)	BBB/NR	1,000,000	1,057,030

San Antonio Energy Acquisition Public Facilities Corp., 5.50% due 8/1/2021	A-/Baa3	40,000	44,501

San Juan Higher Education Finance Authority, 6.70% due 8/15/2040 (IDEA Public Schools)	BBB/NR	1,000,000	1,078,410

State of Texas, 2.00% due 8/28/2014 (General Revenue Fund-Cash Flow Management)	SP-1+/Mig1	3,500,000	3,542,280

Texas City Industrial Development Corp., 7.375% due 10/1/2020 (BP Pipelines N.A., Inc.)	A/A2	1,165,000	1,489,639

Texas Public Finance Authority Charter School Finance Corp., 4.15% due 8/15/2016 (IDEA Public Schools; Insured: ACA)	BBB/NR	100,000	105,071

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 2/15/2018 (Cosmos Foundation, Inc.)	BBB/NR	670,000	686,301

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2023 (IDEA Public Schools; Insured: ACA)	BBB/NR	155,000	158,336

Texas Public Finance Authority Charter School Finance Corp., 5.00% due 8/15/2030 (IDEA Public Schools; Insured: ACA)	BBB/NR	1,550,000	1,474,282

Texas Public Finance Authority Charter School Finance Corp., 6.20% due 2/15/2040 (Cosmos Foundation, Inc.)	BBB/NR	1,000,000	1,052,320

U.S. Virgin Islands — 0.41%

Virgin Islands Public Finance Authority, 6.75% due 10/1/2037	NR/Baa3	500,000	540,410

Virgin Islands Water & Power Authority, 5.50% due 7/1/2017	NR/NR	120,000	120,276

Utah — 0.66%

Herriman City, 4.75% due 11/1/2022 (Towne Center Access and Utility Improvements)	AA-/NR	1,000,000	1,048,370

Virginia — 0.93%

City of Lexington IDA, 5.375% due 1/1/2028 (Residential Care Facility-Kendal at Lexington)	NR/NR	1,000,000	954,110

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Virginia Small Business Financing Authority, 9.00% due 7/1/2039 pre-refunded 7/1/2014 (Hampton RDS Proton)	NR/NR	500,000	530,510

Washington — 2.90%

Skagit County Public Hospital District No. 1, 5.75% due 12/1/2028 (Skagit Valley Hospital)	NR/Baa2	1,510,000	1,544,911

Washington Health Care Facilities Authority, 5.70% due 7/1/2038 (Overlake Hospital Medical Center)	A-/A2	1,000,000	1,016,810

Washington Health Care Facilities Authority, 5.75% due 1/1/2045 (Catholic Health Initiatives)	A+/A1	2,000,000	2,072,460

TOTAL INVESTMENTS — 96.17% (COST $149,000,453)			$153,461,116

OTHER ASSETS LESS LIABILITIES — 3.83%			6,118,038

NET ASSETS — 100.00%			$159,579,154

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ABAG	Association of Bay Area Governments

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Insurance Co.

BHAC	Insured by Berkshire Hathaway Assurance Corp.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

DFA	Development Finance Authority

ETM	Escrowed to Maturity

FGIC	Insured by Financial Guaranty Insurance Co.

GO	General Obligation

HFA	Health Facilities Authority

HFFA	Health Facilities Financing Authority

IDA	Industrial Development Authority

LOC	Letter of Credit

Mtg	Mortgage

MFR	Multi-Family Revenue Bond

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

Q-SBLF	Qualified School Bond Loan Fund

Radian	Insured by Radian Asset Assurance

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Municipal Income Fund	December 31, 2013 Unaudited

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds/ ETFs	$153,461,116	$2,518,079	$150,943,037	$-

Total Investments in Securities	$153,461,116	$2,518,079	$150,943,037	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013.

SCHEDULE OF INVESTMENTS

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Alameda County COP, 5.625% due 12/1/2016 (Santa Rita Jail; Insured: AMBAC)	AA/NR	$1,830,000	$2,078,715

Alameda County Joint Powers Authority, 5.00% due 12/1/2018 (Alameda County Medical Center Highland Hospital)	AA/Aa3	400,000	466,000

Alameda County Joint Powers Authority, 5.00% due 12/1/2019 (Alameda County Medical Center Highland Hospital)	AA/Aa3	750,000	873,412

Alameda County Joint Powers Authority, 5.00% due 12/1/2020 (Alameda County Medical Center Highland Hospital)	AA/Aa3	725,000	835,664

Alameda County Joint Powers Authority, 5.00% due 12/1/2021 (Public Facility Capital Projects)	AA/Aa3	1,000,000	1,143,630

Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)	A+/Baa1	1,150,000	1,154,611

Anaheim Public Financing Authority, 5.00% due 10/1/2018 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	780,000	826,675

Anaheim Public Financing Authority, 5.00% due 10/1/2020 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	445,000	464,616

Anaheim Public Financing Authority, 5.00% due 10/1/2021 (Electric System Distribution Facilities; Insured: AMBAC)	NR/NR	820,000	850,496

Anaheim Public Financing Authority, 0% due 9/1/2022 (Public Improvements Project; Insured: AGM)	AA-/A2	3,000,000	2,105,010

Bay Area Toll Authority, 5.00% due 4/1/2016 (San Francisco Bay Area Toll Bridge)	AA/Aa3	2,075,000	2,288,829

Bay Area Toll Authority, 0.76% due 4/1/2047 put 10/1/2019 (San Francisco Bay Area Toll Bridge)	AA/Aa3	5,000,000	4,957,900

Bay Area Water Supply & Conservation Agency, 1.00% due 10/1/2014 (Regional Water System Improvements)	AA-/Aa3	1,000,000	1,006,140

Bay Area Water Supply & Conservation Agency, 2.00% due 10/1/2015 (Regional Water System Improvements)	AA-/Aa3	1,000,000	1,030,980

Bay Area Water Supply & Conservation Agency, 3.00% due 10/1/2016 (Regional Water System Improvements)	AA-/Aa3	3,965,000	4,241,004

Bonita USD GO, 5.00% due 8/1/2024 (Educational Facilities)	AA-/NR	1,000,000	1,119,470

Calexico USD COP, 6.75% due 9/1/2017	A-/NR	3,060,000	3,301,495

California Education Notes Program, 2.00% due 1/31/2014 (School Districts Cash Flow Management)	SP-1+/NR	13,340,000	13,360,544

California Educational Facilities Authority, 5.00% due 4/1/2018 (Pitzer College)	NR/A2	1,540,000	1,760,097

California Educational Facilities Authority, 0% due 10/1/2019 (Loyola Marymount University; Insured: Natl-Re)	NR/A2	2,025,000	1,714,547

California Educational Facilities Authority, 5.00% due 4/1/2020 (Pitzer College)	NR/A2	1,445,000	1,653,470

California Educational Facilities Authority, 5.00% due 4/1/2022 (Chapman University)	NR/A2	2,000,000	2,244,320

California HFFA, 5.00% due 8/15/2014 (Cedars-Sinai Medical Center)	NR/A1	1,500,000	1,544,790

California HFFA, 4.00% due 2/1/2016 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A/NR	2,475,000	2,628,648

California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)	AA/Aa2	1,100,000	1,282,149

California HFFA, 5.50% due 2/1/2018 (Community Program Developmental Disabilities; Insured: California Mtg Insurance)	A/NR	2,715,000	3,109,815

California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)	AA/Aa2	1,000,000	1,209,870

California HFFA, 5.00% due 11/15/2018 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,235,000	1,380,137

California HFFA, 5.10% due 2/1/2019 (Episcopal Home; Insured: California Mtg Insurance) (ETM)	A/NR	1,230,000	1,364,033

California HFFA, 5.00% due 11/15/2020 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,190,000	1,311,332

California HFFA, 5.25% due 3/1/2022 (Catholic HealthCare West Health Facilities)	A/A3	1,000,000	1,124,660

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California HFFA, 5.125% due 7/1/2022 (Catholic HealthCare West Health Facilities)	A/A3	1,865,000	1,982,588

California HFFA, 1.45% due 8/15/2023 put 3/15/2017 (Lucile Salter Packard Children’s Hospital)	AA/Aa3	3,000,000	3,048,000

California HFFA, 5.00% due 11/15/2023 (Children’s Hospital Los Angeles)	BBB+/Baa2	1,000,000	1,053,020

California HFFA, 5.00% due 7/1/2024 (St. Joseph Health System)	AA-/A1	1,000,000	1,125,510

California HFFA, 5.00% due 7/1/2027 put 7/1/2014 (Catholic HealthCare West Health Facilities)	A/A3	2,000,000	2,047,540

California HFFA, 5.00% due 7/1/2043 put 10/17/2017 (St. Joseph Health System)	AA-/A1	3,000,000	3,444,840

California HFFA, 5.00% due 7/1/2043 put 10/15/2020 (St. Joseph Health System)	AA-/A1	5,000,000	5,710,250

California Municipal Finance Authority, 5.00% due 10/1/2021 (Biola University Residential Hall and Parking Structure)	NR/Baa1	150,000	162,344

California Municipal Finance Authority, 5.00% due 10/1/2022 (Biola University Residential Hall and Parking Structure)	NR/Baa1	160,000	172,349

California Municipal Finance Authority, 5.00% due 10/1/2023 (Biola University Residential Hall and Parking Structure)	NR/Baa1	125,000	133,648

California Pollution Control Financing Authority, 5.90% due 6/1/2014 (San Diego Gas & Electric; Insured: Natl-Re)	A/A2	55,000	56,282

California Pollution Control Financing Authority, 5.90% due 6/1/2014 (San Diego Gas & Electric)	A/A2	275,000	281,408

California Pollution Control Financing Authority, 5.25% due 6/1/2023 put 12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)	BBB+/Baa3	2,820,000	2,999,606

California State Department of Transportation COP, 5.25% due 3/1/2016 (Insured: Natl-Re)	A/A2	1,580,000	1,586,510

California State Department of Veterans Affairs, 2.75% due 12/1/2018 (Farm and Home Purchase Program)	AA/Aa3	1,000,000	1,017,980

California State Department of Veterans Affairs, 3.00% due 12/1/2019 (Farm and Home Purchase Program)	AA/Aa3	500,000	507,950

California State Department of Veterans Affairs GO, 4.40% due 12/1/2022 (Farm and Home Purchase Program) (AMT)	AA/Aa2	550,000	553,658

California State Department of Water Resources, 5.00% due 5/1/2014 (DWR Power Supply Program)	AA-/Aa3	1,000,000	1,016,190

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa3	5,000,000	5,318,950

California State Department of Water Resources, 5.00% due 5/1/2015 (DWR Power Supply Program)	AA-/Aa3	3,400,000	3,616,886

California State Economic Recovery GO, 5.25% due 7/1/2014 (Insured; Natl-Re)	AA/Aa2	1,045,000	1,071,627

California State Economic Recovery GO, 5.00% due 7/1/2015 (Insured: Natl-Re)	AA/Aa2	585,000	599,251

California State Economic Recovery GO, 5.00% due 7/1/2018	AA/Aa2	3,000,000	3,512,310

California State Housing Finance Agency, 3.80% due 2/1/2014 (Single Family Housing)	A-/Baa2	185,000	185,315

California State Housing Finance Agency, 5.00% due 2/1/2014 (Single Family Housing) (AMT)	A-/Baa2	1,020,000	1,021,530

California State Housing Finance Agency, 4.85% due 8/1/2016 (Single Family Housing; Insured: AGM) (AMT)	AA-/A2	1,000,000	1,061,790

California State Housing Finance Agency, 5.00% due 8/1/2017 (Single Family Housing; Insured: AGM) (AMT)	AA-/A2	980,000	1,004,686

California State Housing Finance Agency, 5.125% due 8/1/2018 (Single Family Housing; Insured: AGM) (AMT)	AA-/A2	1,000,000	1,019,230

California State Housing Finance Agency, 3.05% due 12/1/2019 (Multi-Family Housing; Insured: FHA)	NR/Aa1	735,000	743,548

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

California State Infrastructure & Economic Development Bank, 5.25% due 8/15/2020 (King City High School)	A/NR	1,000,000	1,116,040

California State Public Works Board, 5.25% due 11/1/2014 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,000,000	1,041,910

California State Public Works Board, 5.25% due 12/1/2014 (California Community Colleges)	A-/A2	1,525,000	1,531,313

California State Public Works Board, 5.00% due 1/1/2015 (Correctional Facilities Improvements; Insured: AMBAC)	A-/A2	2,000,000	2,094,200

California State Public Works Board, 5.00% due 11/1/2015 (University of California)	AA+/Aaa	1,000,000	1,039,170

California State Public Works Board, 5.00% due 11/1/2016 (California State University-J. Paul Leonard & Sutro Library)	A-/Aa3	1,000,000	1,120,200

California State Public Works Board, 5.00% due 6/1/2020 (University of California; Insured: Natl-Re) (ETM)	AA+/Aaa	1,185,000	1,410,055

California State Public Works Board, 5.125% due 3/1/2021 (Various State Participating Agency Capital Projects)	A-/A2	1,635,000	1,850,656

California State Public Works Board, 5.00% due 12/1/2021 (Judicial Council Projects)	A-/A2	3,100,000	3,528,420

California State Public Works Board, 5.00% due 4/1/2022 (California School for the Deaf Riverside Campus)	A-/A2	565,000	639,320

California State Public Works Board, 5.00% due 6/1/2022 (Yuba City Courthouse)	A-/A2	1,950,000	2,206,425

California State Public Works Board, 5.00% due 11/1/2022 (Correctional Facilities Improvements)	A-/A2	1,500,000	1,696,365

California State Public Works Board, 5.00% due 12/1/2022 (Judicial Council Projects)	A-/A2	1,200,000	1,341,504

California State Public Works Board, 5.00% due 3/1/2023 (Judicial Council Projects)	A-/A2	1,400,000	1,577,506

California State Public Works Board, 5.00% due 6/1/2023 (Coalinga State Hospital)	A-/A2	7,200,000	8,115,408

California State Public Works Board, 5.00% due 11/1/2023 (Laboratory Facility and San Diego Courthouse)	A-/A2	3,000,000	3,382,110

California State Public Works Board, 5.00% due 3/1/2024 (Judicial Council Projects)	A-/A2	1,000,000	1,108,730

California State Public Works Board, 5.00% due 4/1/2024 (Correctional and Rehabilitation Facilities Improvements)	A-/A2	3,350,000	3,680,779

California State Public Works Board, 5.00% due 11/1/2024 (Laboratory Facility and San Diego Courthouse)	A-/A2	4,000,000	4,437,880

California Statewide Communities Development Authority, 5.50% due 8/15/2014 (Enloe Medical Center; Insured: California Mtg Insurance)	A/NR	750,000	773,310

California Statewide Communities Development Authority, 5.00% due 4/1/2019 (Kaiser Foundation Hospitals)	A+/NR	3,715,000	4,315,010

California Statewide Communities Development Authority, 5.00% due 7/1/2020 (Aspire Public Schools; LOC: PCSD Guaranty Pool I, LLC)	NR/NR	1,445,000	1,432,371

California Statewide Communities Development Authority, 3.90% due 8/1/2031 put 7/1/2014 (Kaiser Foundation Hospitals)	A+/NR	800,000	814,016

Calipatria USD GO, 0% due 8/1/2025 (Educational Facilities; Insured: ACA)	NR/NR	5,000,000	2,340,950

Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1)	A-/NR	1,050,000	1,186,143

Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re)	A+/NR	2,810,000	2,392,350

Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)	AA-/A1	1,000,000	1,068,410

Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)	AA-/A1	500,000	586,125

Cerritos Public Financing Authority, 5.00% due 11/1/2014 (Insured: AMBAC)	A-/NR	1,260,000	1,303,772

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Chabot-Las Positas Community College District GO, 0% due 8/1/2018 (Capital Improvements; Insured: AMBAC)	A+/Aa3	2,465,000	2,174,179

City and County of San Francisco COP, 5.00% due 11/1/2016 (525 Golden Gate Avenue-Public Utilities Commission Office Project)	AA/Aa3	200,000	224,120

City and County of San Francisco COP, 5.00% due 9/1/2018 (City Office Buildings-Multiple Properties Project; Insured: Natl-Re)	AA/Aa3	300,000	308,820

City and County of San Francisco COP, 5.00% due 11/1/2022 (525 Golden Gate Ave-Public Utilities Commission Office Project)	AA/Aa3	700,000	780,276

City and County of San Francisco Redevelopment Agency, 5.25% due 8/1/2014 (San Francisco Redevelopment Project; Insured: Natl-Re)	A/Baa1	2,000,000	2,007,540

City and County of San Francisco Redevelopment Agency, 5.00% due 6/1/2020 (San Francisco Redevelopment Project; Insured: AGM)	AA-/A1	1,730,000	1,950,921

City of Burbank, 5.00% due 6/1/2015 (Burbank Water and Power System)	AA-/A1	750,000	799,035

City of Burbank, 5.00% due 6/1/2016 (Burbank Water and Power System)	AA-/A1	500,000	552,955

City of Burbank, 5.00% due 6/1/2017 (Burbank Water and Power System)	AA-/A1	1,000,000	1,138,000

City of Burbank, 5.00% due 6/1/2018 (Burbank Water and Power System)	AA-/A1	360,000	417,658

City of Burbank, 5.00% due 6/1/2020 (Burbank Water and Power System)	AA-/A1	625,000	731,800

City of Chula Vista, 1.65% due 7/1/2018 (San Diego Gas & Electric Co.)	A+/Aa3	3,000,000	3,009,990

City of Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project)	AA-/NR	1,300,000	1,445,119

City of Clovis, 5.00% due 3/1/2021 (Water System Facilities; Insured: BAM)	AA/A2	550,000	623,640

City of Clovis, 5.00% due 3/1/2022 (Water System Facilities; Insured: BAM)	AA/A2	720,000	814,061

City of Clovis, 5.00% due 3/1/2023 (Water System Facilities; Insured: BAM)	AA/A2	1,000,000	1,129,170

City of Folsom, 4.00% due 12/1/2014 (Community Facilities District No. 2)	A+/NR	755,000	777,038

City of Folsom, 5.00% due 12/1/2016 (Community Facilities District No. 2)	A+/NR	1,100,000	1,203,114

City of Folsom, 5.00% due 12/1/2018 (Community Facilities District No. 2)	A+/NR	965,000	1,068,072

City of Los Angeles COP, 3.00% due 11/1/2030 put 2/1/2018 (American Academy of Dramatic Arts; LOC: TD Bank N.A.)	NR/Aa3	2,755,000	2,857,844

City of Manteca, 2.00% due 7/1/2014 (Water Supply System)	AA-/A1	450,000	454,046

City of Manteca, 3.00% due 12/1/2015 (Wastewater and Sewer System)	AA-/Aa3	280,000	292,967

City of Manteca, 4.00% due 7/1/2016 (Water Supply System)	AA-/A1	300,000	325,350

City of Manteca, 3.00% due 12/1/2016 (Wastewater and Sewer System)	AA-/Aa3	520,000	552,188

City of Manteca, 4.00% due 7/1/2018 (Water Supply System)	AA-/A1	550,000	612,409

City of Manteca, 4.00% due 12/1/2018 (Wastewater and Sewer System)	AA-/Aa3	375,000	416,036

City of Manteca, 5.00% due 7/1/2019 (Water Supply System)	AA-/A1	400,000	466,060

City of Manteca, 5.00% due 7/1/2021 (Water Supply System)	AA-/A1	1,000,000	1,155,260

City of Manteca, 5.00% due 7/1/2023 (Water Supply System)	AA-/A1	650,000	732,622

City of Moorpark Mobile Home Park, 4.90% due 5/15/2017 (Villa Del Arroyo)	A/NR	790,000	832,976

City of Porterville COP, 6.30% due 10/1/2018 (Public Service Capital Projects; Insured: AMBAC)	NR/NR	1,075,000	1,146,294

City of Roseville COP, 5.00% due 2/1/2019 (Electric System; Insured: Natl-Re)	A+/A2	850,000	893,953

City of San Jose Financing Authority, 5.00% due 6/1/2019 (Civic Center Project)	AA/Aa3	650,000	755,657

City of San Jose Financing Authority, 5.00% due 6/1/2020 (Civic Center Project)	AA/Aa3	600,000	695,316

City of San Jose Financing Authority, 4.00% due 6/1/2021 (Civic Center Project)	AA/Aa3	1,000,000	1,086,040

City of San Jose Financing Authority, 5.00% due 6/1/2022 (Civic Center Project)	AA/Aa3	745,000	855,647

City of San Jose Financing Authority, 5.00% due 6/1/2023 (Civic Center Project)	AA/Aa3	1,000,000	1,135,400

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of San Jose Financing Authority, 5.00% due 6/1/2024 (Civic Center Project)	AA/Aa3	750,000	841,117

City of Santa Fe Springs Community Development Commission, 5.00% due 9/1/2018 (Redevelopment Project; Insured: Natl-Re)	A/Baa1	1,235,000	1,324,216

City of Torrance, 5.00% due 9/1/2020 (Torrance Memorial Medical Center)	A/A3	1,155,000	1,305,751

City of Torrance, 6.00% due 6/1/2022 (Torrance Memorial Medical Center)	A/A3	2,600,000	2,610,062

City of Vallejo, 5.00% due 5/1/2017 (Water Improvement Project; Insured: Natl-Re)	A/Baa1	1,240,000	1,332,306

City of Whittier, 5.375% due 8/1/2014 (Solid Waste; Insured: AMBAC)	NR/NR	190,000	190,483

Colton Public Financing Authority, 4.00% due 4/1/2017 (Electric Generation Facility Project)	NR/A2	530,000	576,274

Colton Public Financing Authority, 4.00% due 4/1/2018 (Electric Generation Facility Project)	NR/A2	550,000	603,554

Colton Public Financing Authority, 4.00% due 4/1/2019 (Electric Generation Facility Project)	NR/A2	400,000	436,968

Colton Public Financing Authority, 5.00% due 4/1/2020 (Electric Generation Facility Project)	NR/A2	410,000	464,075

Colton Public Financing Authority, 5.00% due 4/1/2021 (Electric Generation Facility Project)	NR/A2	650,000	728,176

Colton Public Financing Authority, 5.00% due 4/1/2022 (Electric Generation Facility Project)	NR/A2	970,000	1,078,427

Community Facilities District No. 86-1 of the Irvine USD, 5.25% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA-/NR	250,000	280,903

Community Redevelopment Agency of the City of Union City, 4.50% due 10/1/2020 (Community Redevelopment Project; Insured: AMBAC)	NR/Ba1	460,000	460,221

Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)	AA-/Aa2	1,595,000	1,506,079

County of El Dorado Community Facilities District, 5.00% due 9/1/2019 (El Dorado Hills Development)	A/NR	1,700,000	1,893,953

County of Monterey COP, 5.00% due 8/1/2014 (Natividad Medical Center; Insured: AGM)	AA/A1	2,000,000	2,050,640

County of Monterey COP, 5.25% due 8/1/2021 (Natividad Medical Center; Insured: AGM)	AA/A1	3,700,000	4,140,448

County of Stanislaus, 5.75% due 5/1/2015 (Insured: Natl-Re)	A+/Baa1	1,815,000	1,930,724

Delano Financing Authority, 5.00% due 12/1/2017 (Police Station and Capital Improvements)	A-/NR	1,085,000	1,215,710

Delano Financing Authority, 5.00% due 12/1/2018 (Police Station and Capital Improvements)	A-/NR	1,135,000	1,278,055

Delano Financing Authority, 5.00% due 12/1/2019 (Police Station and Capital Improvements)	A-/NR	1,195,000	1,342,690

Fillmore Public Financing Authority, 5.00% due 5/1/2016 (Water Recycling Financing Project; Insured: CIFG)	AA-/A3	735,000	797,820

Fresno County USD GO, 5.90% due 8/1/2017 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	590,000	687,185

Fresno County USD GO, 5.90% due 8/1/2018 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	630,000	746,783

Fresno County USD GO, 5.90% due 8/1/2019 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	675,000	800,698

Fresno County USD GO, 5.00% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	2,510,000	2,827,490

Fresno County USD GO, 5.90% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	A+/Baa1	720,000	848,657

Fullerton Public Financing Authority, 5.00% due 9/1/2016 (Insured: AMBAC)	A/NR	1,775,000	1,895,487

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Guam Power Authority, 5.00% due 10/1/2021 (Electric Power System; Insured: AGM)	AA-/A2	1,275,000	1,428,115

Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)	AA-/NR	1,335,000	1,471,143

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2015	BBB+/NR	565,000	578,464

Irvine Public Facilities & Infrastructure Authority, 3.00% due 9/2/2016	BBB+/NR	1,290,000	1,330,570

Jurupa Public Financing Authority, 4.50% due 9/1/2018 (Community Services District-Eastvale Area; Insured: AGM)	AA-/NR	870,000	948,674

Jurupa Public Financing Authority, 4.50% due 9/1/2019 (Community Services District-Eastvale Area; Insured: AGM)	AA-/NR	905,000	981,074

Jurupa Public Financing Authority, 4.50% due 9/1/2020 (Community Services District-Eastvale Area; Insured: AGM)	AA-/NR	945,000	1,013,267

Kern Community College District COP, 4.00% due 4/1/2014	SP-1+/NR	3,000,000	3,027,780

Kern High School District GO, 3.00% due 8/1/2014 (Insured: AGM)	A+/Aa2	610,000	619,687

Kern High School District GO, 3.00% due 8/1/2015 (Insured: AGM)	A+/Aa2	500,000	521,160

Kern High School District GO, 4.00% due 8/1/2016 (Insured: AGM)	A+/Aa2	500,000	544,860

Kern High School District GO, 4.00% due 8/1/2017 (Insured: AGM)	A+/Aa2	500,000	556,055

Kern High School District GO, 4.00% due 8/1/2018 (Insured: AGM)	A+/Aa2	500,000	561,010

La Quinta Redevelopment Agency, 5.00% due 9/1/2021 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,000,000	1,123,870

La Quinta Redevelopment Agency, 5.00% due 9/1/2022 (Redevelopment Project Areas No. 1 and 2)	A+/NR	2,000,000	2,221,440

La Quinta Redevelopment Agency, 5.00% due 9/1/2023 (Redevelopment Project Areas No. 1 and 2)	A+/NR	1,500,000	1,649,925

Lodi Public Financing Authority, 3.00% due 10/1/2016 (City Police Building and Jail)	A/NR	830,000	865,914

Lodi Public Financing Authority, 5.00% due 10/1/2020 (City Police Building and Jail)	A/NR	965,000	1,061,799

Lodi Public Financing Authority, 5.00% due 10/1/2021 (City Police Building and Jail)	A/NR	1,020,000	1,112,524

Lodi Public Financing Authority, 5.00% due 10/1/2022 (City Police Building and Jail)	A/NR	1,040,000	1,125,509

Lodi Public Financing Authority, 5.00% due 10/1/2023 (City Police Building and Jail)	A/NR	1,120,000	1,197,168

Los Alamitos USD GO, 0% due 9/1/2016 (Educational Facilities) (ETM)	SP-1+/Aa2	2,000,000	1,966,340

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2016	A+/A2	2,100,000	2,329,446

Los Angeles Convention & Exhibition Center Authority, 5.00% due 8/15/2017	A+/A2	1,660,000	1,884,996

Los Angeles County Public Works Financing Authority, 5.00% due 9/1/2014 (Multiple Capital Projects; Insured: Natl-Re)	A/NR	2,990,000	3,074,796

Los Angeles County Public Works Financing Authority, 4.25% due 6/1/2016 (Calabasas Landfill; Insured: AMBAC)	AA/A1	1,000,000	1,043,140

Los Angeles County Public Works Financing Authority, 5.00% due 8/1/2018 (Multiple Capital Projects)	AA/A1	2,060,000	2,384,574

Los Angeles County Schools Regionalized Business Services Corp. COP, 0% due 8/1/2021 (Insured: AMBAC)	NR/NR	2,135,000	1,461,514

Los Angeles Department of Airports, 5.50% due 5/15/2018 (Los Angeles International Airport) (AMT)	AA/Aa3	2,000,000	2,341,380

Los Angeles Municipal Improvement Corp., 5.00% due 11/1/2017 (Capital Improvements)	A+/A3	3,235,000	3,668,911

Los Angeles Municipal Improvement Corp., 5.00% due 3/1/2018 (Capital Improvements)	A+/A3	4,765,000	5,394,409

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Los Angeles USD COP, 5.00% due 10/1/2014 (Information Technology Projects; Insured: AMBAC)	A+/A1	725,000	750,194

Los Angeles USD COP, 5.00% due 10/1/2015 (Information Technology Projects; Insured: AMBAC)	A+/A1	2,000,000	2,155,120

Los Angeles USD COP, 5.00% due 10/1/2016 (Information Technology Projects; Insured: AMBAC)	A+/A1	425,000	473,756

Los Angeles USD COP, 5.50% due 12/1/2018 (Educational Facilities and Information Technology Projects)	A+/A1	2,000,000	2,359,020

Lynwood USD GO, 5.00% due 8/1/2023 (Insured: AGM)	AA-/A2	1,000,000	1,098,850

Manteca USD Community Facilities District No. 1989-2, 3.00% due 9/1/2016 (Educational Facilities; Insured: AGM)	AA-/A2	410,000	431,328

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA-/A2	500,000	542,300

Manteca USD Community Facilities District No. 1989-2, 4.00% due 9/1/2019 (Educational Facilities; Insured: AGM)	AA-/A2	870,000	932,466

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2020 (Educational Facilities; Insured: AGM)	AA-/A2	1,425,000	1,587,436

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2021 (Educational Facilities; Insured: AGM)	AA-/A2	750,000	827,857

Manteca USD Community Facilities District No. 1989-2, 5.00% due 9/1/2023 (Educational Facilities; Insured: AGM)	AA-/A2	500,000	541,395

Mark West Union School District GO, 4.125% due 8/1/2020 (Educational Facilities; Insured: Natl-Re)	AA/Baa1	1,275,000	1,278,595

Milpitas Redevelopment Agency, 5.00% due 9/1/2015 (Insured: Natl-Re)	A/Baa1	2,200,000	2,208,514

Modesto Irrigation District, 5.00% due 7/1/2022 (San Joaquin Valley Electric System)	A+/A2	1,000,000	1,151,140

Mojave USD COP, 0% due 9/1/2017 (Educational Facilities; Insured: AGM)	AA-/NR	1,045,000	972,143

Mojave USD COP, 0% due 9/1/2018 (Educational Facilities; Insured: AGM)	AA-/NR	1,095,000	973,893

Murrieta Valley USD Public Financing Authority GO, 5.00% due 9/1/2023 (Educational Facilities; Insured: BAM)	AA/NR	1,080,000	1,186,412

North City West School Facilities Financing Authority, 5.00% due 9/1/2021 (Carmel Valley; Insured: AGM)	AA-/NR	2,155,000	2,401,252

North City West School Facilities Financing Authority, 5.00% due 9/1/2022 (Carmel Valley; Insured: AGM)	AA-/NR	2,260,000	2,500,125

Northern California Power Agency, 4.00% due 7/1/2015 (Hydroelectric Project)	A+/A1	500,000	527,665

Northern California Power Agency, 5.00% due 7/1/2016 (Hydroelectric Project)	A+/A1	500,000	554,905

Northern California Power Agency, 5.00% due 7/1/2017 (Hydroelectric Project)	A+/A1	100,000	113,872

Northern California Power Agency, 5.00% due 7/1/2018 (Hydroelectric Project)	A+/A1	1,250,000	1,447,362

Northern California Power Agency, 5.00% due 6/1/2019 (Lodi Energy Center)	A-/A2	2,340,000	2,703,402

Norwalk Redevelopment Agency, 5.00% due 10/1/2014 (Insured: Natl-Re)	A/Baa1	625,000	640,931

Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)	AA-/A1	2,000,000	1,718,200

Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)	A+/A1	2,850,000	2,164,575

Pasadena USD GO, 5.00% due 11/1/2018 (Insured: AGM)	NR/Aa2	1,200,000	1,317,864

Pomona USD GO, 6.10% due 2/1/2020 (Educational Facilities; Insured: Natl-Re)	A/Baa1	465,000	552,304

Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)	NR/A2	2,500,000	2,797,425

Redevelopment Agency of the City of San Mateo, 4.00% due 8/1/2020 (Downtown and Shoreline Area Redevelopment Projects; Insured: Syncora)	A/NR	400,000	402,052

Regents of the University of California, 4.00% due 5/15/2017 (Campus Housing and Facilities)	AA-/Aa2	1,250,000	1,387,275

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2016 (Redevelopment Project)	A-/NR	1,055,000	1,130,485

Ridgecrest Redevelopment Agency, 5.00% due 6/30/2017 (Redevelopment Project)	A-/NR	1,055,000	1,140,318

Ridgecrest Redevelopment Agency, 5.25% due 6/30/2018 (Redevelopment Project)	A-/NR	1,050,000	1,148,332

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2019 (Redevelopment Project)	A-/NR	1,050,000	1,159,809

Ridgecrest Redevelopment Agency, 5.50% due 6/30/2020 (Redevelopment Project)	A-/NR	1,040,000	1,142,939

Riverside County Palm Desert Financing Authority, 6.00% due 5/1/2022 (Palm Desert Sheriff’s Station Facilities)	AA-/A2	2,600,000	2,916,550

Rosemead Community Development Commission, 5.00% due 10/1/2015 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	1,015,000	1,085,421

Rosemead Community Development Commission, 5.00% due 10/1/2016 (Redevelopment Project Area No. 1; Insured: AMBAC)	A+/NR	700,000	756,770

Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017	A-/Baa2	1,390,000	1,509,067

Sacramento City Financing Authority, 0% due 11/1/2014 (Redevelopment Project Areas; Insured: Natl-Re)	A/Baa1	3,495,000	3,438,031

Sacramento City USD GO, 4.00% due 7/1/2019 (Educational Facilities Improvements)	A+/A1	5,455,000	5,996,681

Sacramento City USD GO, 5.00% due 7/1/2021 (Educational Facilities Improvements)	A+/A1	3,600,000	4,132,584

Sacramento Cogeneration Authority, 5.00% due 7/1/2015 (Procter & Gamble Project)	AA-/A1	1,100,000	1,175,251

Sacramento Cogeneration Authority, 5.00% due 7/1/2019 (Procter & Gamble Project)	AA-/A1	625,000	725,731

Sacramento Municipal Utility District, 5.00% due 7/1/2020 (Cosumnes Project; Insured: Natl-Re)	A/A3	3,000,000	3,252,030

San Diego Redevelopment Agency, 5.00% due 9/1/2014 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	200,000	204,352

San Diego Redevelopment Agency, 5.25% due 9/1/2015 (Centre City Redevelopment; Insured: AGM)	AA-/A2	1,375,000	1,380,541

San Diego Redevelopment Agency, 5.00% due 9/1/2018 (Centre City Redevelopment; Insured: AMBAC)	NR/Baa3	3,215,000	3,412,658

San Diego Redevelopment Agency, 0% due 9/1/2019 (Centre City Redevelopment; Insured: AGM)	AA-/A2	1,910,000	1,616,395

San Diego Redevelopment Agency, 5.80% due 11/1/2021 (Horton Plaza)	A-/Baa3	2,635,000	2,639,084

San Diego USD GO, 5.50% due 7/1/2020 (Educational System Capital Projects; Insured: Natl-Re)	AA-/Aa3	1,390,000	1,649,318

San Francisco Bay Area Rapid Transit District, 5.00% due 7/1/2024 (Insured: Natl-Re)	AA+/Aa2	5,675,000	6,047,791

San Joaquin Delta Community College District GO, 0% due 8/1/2019 (Insured: AGM)	AA-/Aa2	5,000,000	4,212,500

San Jose Evergreen Community College District GO, 5.25% due 9/1/2017 (Higher Education Facilities; Insured: AMBAC)	AA-/Aa1	395,000	408,229

San Juan USD GO, 5.00% due 8/1/2014 (Sacramento County Educational Facilities)	NR/Aa2	1,335,000	1,371,846

San Luis & Delta-Mendota Water Authority, 4.50% due 3/1/2014 (DHCCP Development) (ETM)	NR/NR	1,585,000	1,596,396

San Luis & Delta-Mendota Water Authority, 4.50% due 3/1/2014 (DHCCP Development)	A+/NR	415,000	417,793

San Mateo County Joint Powers Authority, 5.00% due 7/15/2018 (County Capital Projects)	AA+/Aa2	800,000	920,456

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

San Mateo County Transit District, 4.50% due 6/1/2022 (Transit Services; Insured: Natl-Re)	AA/Aa2	400,000	419,688

San Mateo Flood Control District COP, 5.25% due 8/1/2017 (Colma Creek; Insured: Natl-Re)	A/Baa1	820,000	821,935

San Mateo Union High School District GO, 0% due 9/1/2019 (Educational Facilities; Insured: Natl-Re)	AA+/Aa1	2,000,000	1,764,420

Santa Ana Financing Authority, 6.25% due 7/1/2018 (Police Administration & Holding Facility; Insured: Natl-Re)	A/Baa1	2,000,000	2,277,140

Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re)	AA-/Baa1	2,035,000	1,665,709

Santa Clara County Financing Authority, 4.00% due 5/15/2017 (Multiple Facilities)	AA+/A1	1,000,000	1,100,060

Santa Monica Community College District GO, 0% due 8/1/2018 pre-refunded 8/1/2015 (College District Capital Improvements; Insured: MBIA)	AA/Aa2	1,320,000	1,142,605

Solano County COP, 5.00% due 11/15/2016 (Health & Social Services Headquarters)	AA-/A1	1,000,000	1,111,090

South San Francisco USD GO, 4.00% due 6/15/2018 (Educational Facilities)	SP-1+/NR	5,000,000	5,622,150

Southeast Resource Recovery Facilities Authority, 5.25% due 12/1/2017 (Insured: AMBAC)	A+/A2	1,000,000	1,003,730

Southeast Resource Recovery Facilities Authority, 5.375% due 12/1/2018 (Insured: AMBAC) (AMT)	A+/A2	2,000,000	2,007,680

Southern California Public Power Authority, 0% due 7/1/2015 (Multiple Transmission Projects; Insured: Natl-Re)	AA-/Aa3	1,500,000	1,483,470

Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Adelanto Projects; Insured: AMBAC)	NR/Aa3	450,000	465,260

Southern California Public Power Authority, 5.15% due 7/1/2015 (Mead-Phoenix Project; Insured: AMBAC)	NR/Aa3	275,000	284,424

Southern California Public Power Authority, 5.00% due 7/1/2016 (Southern Transmission Project)	AA-/NR	2,000,000	2,227,560

State of California GO, 4.00% due 8/1/2016 (Kindergarten University Facilities)	A/A1	500,000	545,915

State of California GO, 5.00% due 3/1/2017 (Various Capital Projects; Insured: Syncora)	A/A1	2,860,000	3,133,387

State of California GO, 4.75% due 9/1/2018 (Various Capital Projects; Insured: AGM)	AA-/A1	365,000	367,606

State of California GO, 5.00% due 9/1/2020 (Kindergarten University Facilities)	A/A1	2,000,000	2,339,940

Sweetwater Union High School District COP, 4.00% due 9/1/2014 (Rancho Del Rey Middle School; Insured: Natl-Re)	A/Baa1	1,020,000	1,038,635

Tracy Area Public Facilities Financing Agency, 5.875% due 10/1/2019 (Community Facilities District No. 87)	A/Baa1	590,000	593,457

Tuolumne Wind Project Authority, 5.00% due 1/1/2015	A+/A2	500,000	522,985

Tuolumne Wind Project Authority, 5.00% due 1/1/2018	A+/A2	1,690,000	1,931,535

Turlock Irrigation District, 5.00% due 1/1/2015	A+/A2	1,125,000	1,177,526

Turlock Irrigation District, 5.00% due 1/1/2019	A+/A2	1,000,000	1,149,770

Tustin Community Redevelopment Agency, 3.50% due 9/1/2014 (Public Improvements; Insured: AGM)	AA-/NR	760,000	775,322

Twin Rivers USD GO, 0% due 4/1/2014 (Educational Facilities)	SP-1/NR	1,000,000	999,340

Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)	A/A1	2,000,000	1,697,660

Upper Lake Union High School District GO, 0% due 8/1/2020 (Insured: Natl-Re)	NR/Baa1	1,050,000	771,141

Val Verde USD COP, 5.00% due 1/1/2014 (Insured: Natl-Re) (ETM)	NR/NR	945,000	945,000

Ventura County Public Financing Authority, 5.00% due 11/1/2023 (Office Building Purchase and Improvements)	AA+/Aa3	500,000	566,580

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Ventura County Public Financing Authority, 5.00% due 11/1/2024 (Office Building Purchase and Improvements)	AA+/Aa3	1,060,000	1,183,607

Virgin Islands Public Finance Authority, 5.00% due 10/1/2017	BBB-/Baa2	1,440,000	1,570,997

Walnut Improvement Agency, 4.00% due 3/1/2015 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	500,000	518,440

Walnut Improvement Agency, 2.00% due 3/1/2014 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	500,000	501,290

Walnut Improvement Agency, 4.00% due 3/1/2016 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	500,000	529,850

Walnut Improvement Agency, 4.00% due 3/1/2017 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,074,370

Walnut Improvement Agency, 4.00% due 3/1/2018 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	1,000,000	1,080,710

Walnut Improvement Agency, 5.00% due 3/1/2019 (City of Walnut Improvement Plan; Insured: BAM)	AA/NR	400,000	450,264

Washington USD Yolo County COP, 5.00% due 8/1/2017 (West Sacramento High School; Insured: AMBAC)	A/NR	725,000	827,870

Washington USD Yolo County COP, 5.00% due 8/1/2021 (West Sacramento High School; Insured: AMBAC)	A/NR	910,000	980,607

Washington USD Yolo County COP, 5.00% due 8/1/2022 (West Sacramento High School; Insured: AMBAC)	A/NR	2,010,000	2,152,630

TOTAL INVESTMENTS — 90.17% (COST $ 430,880,073)			$441,834,683

OTHER ASSETS LESS LIABILITIES — 9.83%			48,160,291

NET ASSETS — 100.00%			$489,994,974

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

BAM	Build America Mutual Insurance Co.

CIFG	Insured by CIFG Assurance North America Inc.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FHA	Insured by Federal Housing Administration

GO	General Obligation

HFFA	Health Facilities Financing Authority

LOC	Letter of Credit

MBIA	Insured by Municipal Bond Investors Assurance

Mtg	Mortgage

Natl-Re	Insured by National Public Finance Guarantee Corp.

Syncora	Insured by Syncora Guarantee Inc.

USD	Unified School District

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg California Limited Term Municipal Fund	December 31, 2013 Unaudited

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$441,834,683	$-	$441,834,683	$-

Total Investments in Securities	$441,834,683	$-	$441,834,683	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013.

SCHEDULE OF INVESTMENTS

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2021 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	$1,760,000	$1,988,712

Albuquerque Bernalillo County Water Utility Authority, 5.50% due 7/1/2025 (New Mexico Utilities, Inc. Water System)	AA+/Aa2	1,000,000	1,152,340

Albuquerque Bernalillo County Water Utility Authority, 5.00% due 7/1/2026 (San Juan-Chama Drinking Water Project)	AA+/Aa2	1,420,000	1,577,109

Albuquerque Municipal School District No. 12 GO, 5.00% due 8/1/2019 (Bernalillo and Sandoval Counties School Facilities) (State Aid Withholding)	AA/Aa1	3,585,000	4,221,553

Bernalillo County GRT, 5.00% due 4/1/2021 (Government Services; Insured: Natl-Re)	AAA/Aa2	3,000,000	3,401,820

Bernalillo County GRT, 5.25% due 10/1/2022 (Government Services; Insured: AMBAC)	AAA/Aa2	3,170,000	3,752,012

Bernalillo County GRT, 5.25% due 10/1/2023 (Government Services; Insured: AMBAC)	AAA/Aa2	1,275,000	1,512,634

Bernalillo County GRT, 5.25% due 10/1/2025 (Government Services; Insured: AMBAC)	AAA/Aa2	3,850,000	4,395,506

Bernalillo County GRT, 5.25% due 4/1/2027 (Government Services)	AAA/Aa2	300,000	343,344

Bernalillo County GRT, 5.70% due 4/1/2027 (Juvenile Detention Facilities)	AAA/Aa2	3,000,000	3,524,550

Bernalillo County GRT, 5.70% due 4/1/2027 (Government Services; Insured: Natl-Re)	AAA/Aa2	745,000	875,263

Central New Mexico Community College, 4.00% due 8/15/2023	AA+/Aa1	1,920,000	2,038,541

City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	1,340,000	1,503,869

City of Albuquerque GRT, 5.00% due 7/1/2021	AAA/Aa2	3,000,000	3,379,980

City of Albuquerque GRT, 5.00% due 7/1/2025 (I-25/Paseo del Norte Interchange)	AAA/Aa2	540,000	619,574

City of Farmington, 5.00% due 6/1/2017 (San Juan Regional Medical Center)	NR/A3	1,035,000	1,148,985

City of Farmington, 5.125% due 6/1/2018 (San Juan Regional Medical Center)	NR/A3	570,000	577,245

City of Farmington, 5.125% due 6/1/2019 (San Juan Regional Medical Center)	NR/A3	645,000	651,843

City of Farmington, 5.00% due 6/1/2022 (San Juan Regional Medical Center)	NR/A3	2,825,000	2,950,712

City of Farmington PCR, 4.70% due 5/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/Baa1	965,000	991,595

City of Farmington PCR, 4.70% due 9/1/2024 (Arizona Public Service Co.-Four Corners Project)	A-/Baa1	4,000,000	4,099,000

City of Farmington PCR, 1.875% due 6/1/2032 put 9/1/2017 (El Paso Electric Co. Four Corners Project)	BBB/Baa2	3,300,000	3,263,469

City of Gallup PCR, 5.00% due 8/15/2017 (Tri-State Generation & Transmission Assoc., Inc. Project; Insured: AMBAC)	A/A3	3,540,000	3,725,071

City of Las Cruces State Shared GRT, 5.00% due 6/1/2021	NR/Aa3	730,000	830,623

City of Las Cruces State Shared GRT, 5.00% due 6/1/2022	NR/Aa3	765,000	857,060

City of Las Cruces State Shared GRT, 5.00% due 6/1/2023	NR/Aa3	800,000	884,392

City of Las Cruces State Shared GRT, 5.00% due 6/1/2024	NR/Aa3	840,000	921,866

City of Las Cruces State Shared GRT, 5.00% due 6/1/2030	NR/Aa3	2,000,000	2,102,900

City of Las Cruces State Shared GRT, 5.00% due 6/1/2037	NR/Aa3	5,000,000	5,118,200

City of Rio Rancho GRT, 5.00% due 6/1/2014 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	955,000	973,938

City of Rio Rancho GRT, 5.00% due 6/1/2016 pre-refunded 6/1/2015 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	555,000	591,941

City of Rio Rancho GRT, 5.00% due 6/1/2022 pre-refunded 6/1/2015 (Public Service Facility Projects; Insured: Natl-Re)	AA-/Aa3	1,000,000	1,066,560

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of Santa Fe, 4.50% due 5/15/2027 (El Castillo Retirement Residences)	BBB-/NR	3,275,000	3,074,701

City of Santa Fe, 5.00% due 5/15/2034 (El Castillo Retirement Residences)	BBB-/NR	1,465,000	1,311,380

Colfax County GRT, 5.00% due 9/1/2019 (Government Center Facility)	A-/NR	670,000	741,013

Colfax County GRT, 5.50% due 9/1/2029 (Government Center Facility)	A-/NR	2,510,000	2,649,556

County of Los Alamos GRT, 5.75% due 6/1/2016 (Public Facilities Projects)	AA+/A1	1,315,000	1,476,153

County of Los Alamos GRT, 5.625% due 6/1/2023 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,195,100

County of Los Alamos GRT, 5.75% due 6/1/2024 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	3,000,000	3,601,410

County of Los Alamos GRT, 5.75% due 6/1/2025 pre-refunded 6/1/2018 (Public Facilities Projects)	AA+/A1	1,000,000	1,200,470

Dona Ana County, 5.50% due 12/1/2014 (County Administrative Facilities; Insured: Radian)	A/NR	460,000	479,476

Dona Ana County GRT, 5.50% due 6/1/2016 (County Jail Improvement Project; Insured: AMBAC)	NR/NR	250,000	267,893

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	2,000,000	2,065,720

Grant County, 3.75% due 7/1/2014 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	250,000	254,028

Grant County, 5.50% due 7/1/2020 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,565,000	1,783,521

Grant County, 5.50% due 7/1/2021 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,655,000	1,886,088

Grant County, 5.50% due 7/1/2022 (State Dept. of Health-Ft. Bayard Project)	AA/Aa1	1,745,000	1,988,654

Guam Power Authority, 5.00% due 10/1/2026 (Electric Power System; Insured: AGM)	AA-/A2	2,000,000	2,129,220

New Mexico Educational Assistance Foundation, 4.10% due 9/1/2015 (Student Loans; LOC: Royal Bank of Canada) (AMT)	NR/Aaa	2,000,000	2,097,300

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2016 (Student Loans)	NR/Aaa	690,000	750,996

New Mexico Educational Assistance Foundation, 4.00% due 9/1/2017 (Student Loans)	NR/Aaa	1,150,000	1,273,717

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2019 (Student Loans)	AAA/Aaa	1,000,000	1,170,020

New Mexico Educational Assistance Foundation, 5.00% due 12/1/2022 (Student Loans)	AAA/Aaa	3,000,000	3,378,990

New Mexico Finance Authority, 5.25% due 6/1/2015 pre-refunded 6/1/2014 (Various Governmental Projects; Insured: AMBAC)	AAA/Aa1	1,000,000	1,020,960

New Mexico Finance Authority, 5.00% due 6/15/2015 (Bernalillo County Metropolitan Court; Insured: AMBAC)	NR/Aa2	2,360,000	2,517,931

New Mexico Finance Authority, 5.25% due 6/1/2016 (Bernalillo County Water Authority; Insured: AMBAC)	AAA/Aa1	250,000	255,043

New Mexico Finance Authority, 2.00% due 6/15/2016 (State Highway Infrastructure)	AAA/Aa1	3,000,000	3,112,440

New Mexico Finance Authority, 5.00% due 6/15/2018 (Bernalillo County Metropolitan Court; Insured: AMBAC)	NR/Aa2	2,915,000	3,093,223

New Mexico Finance Authority, 5.00% due 6/15/2019 (UNM Health Sciences Center; Insured: Natl-Re)	NR/Aa2	1,215,000	1,287,450

New Mexico Finance Authority, 5.00% due 6/1/2020 (Various Governmental Projects; Insured: AMBAC)	AAA/Aa1	365,000	400,661

New Mexico Finance Authority, 5.00% due 6/15/2022 (Various Governmental Projects; Insured: Natl-Re)	AA+/Aa2	1,300,000	1,447,134

New Mexico Finance Authority, 5.00% due 6/15/2024 (Various Governmental Projects; Insured: Natl-Re)	AA+/Aa2	7,000,000	7,651,280

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2017 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,730,000	1,841,083

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2019 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,000,000	1,064,210

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2021 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,185,000	1,261,089

New Mexico Hospital Equipment Loan Council, 6.00% due 8/1/2023 (Presbyterian Healthcare Services)	AA/Aa3	6,000,000	6,924,180

New Mexico Hospital Equipment Loan Council, 5.25% due 7/1/2025 pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)	NR/NR	1,000,000	1,067,930

New Mexico Hospital Equipment Loan Council, 5.00% due 7/1/2032 (Haverland Carter Lifestyle Group)	NR/NR	2,000,000	1,743,980

New Mexico Hospital Equipment Loan Council, 5.00% due 8/1/2039 (Presbyterian Healthcare Services)	AA/Aa3	3,000,000	2,982,720

New Mexico Housing Authority MFR, 5.30% due 12/1/2022 (El Paseo Apartments; Insured: AMBAC) (AMT)	NR/NR	790,000	754,292

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2015	A+/A1	490,000	521,081

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020	A+/A1	590,000	666,104

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023	A+/A1	685,000	742,177

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024	A+/A1	525,000	564,013

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025	A+/A1	505,000	538,295

New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028	A+/A1	1,500,000	1,559,880

New Mexico MFA, 5.25% due 7/1/2023 (HERO Loan SFM Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	495,000	514,053

New Mexico MFA, 5.375% due 7/1/2023 (Saver Loan SFM Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	385,000	388,049

New Mexico MFA, 4.625% due 3/1/2028 (NIBP SFM Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	1,660,000	1,723,263

New Mexico MFA, 5.50% due 7/1/2028 (HERO Loan SFM Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	1,080,000	1,107,022

New Mexico MFA, 5.60% due 7/1/2028 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC) (AMT)	AA+/NR	340,000	350,880

New Mexico MFA, 5.40% due 9/1/2029 (Saver SFM Loan Program; Collateralized: GNMA/FNMA/FHLMC)	AA+/NR	560,000	584,069

Regents of the University of New Mexico, 5.00% due 6/1/2015 (Campus Improvements; Insured: AMBAC)	AA/Aa2	1,590,000	1,694,193

Regents of the University of New Mexico, 5.25% due 6/1/2015 (UNM Hospital Capital Improvements)	AA/Aa2	1,195,000	1,199,876

Regents of the University of New Mexico, 5.00% due 1/1/2016 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	2,920,000	2,979,743

Regents of the University of New Mexico, 5.00% due 1/1/2017 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	2,000,000	2,038,280

Regents of the University of New Mexico, 5.00% due 1/1/2018 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	2,000,000	2,034,940

Regents of the University of New Mexico, 5.25% due 6/1/2018 (UNM Hospital Capital Improvements)	AA/Aa2	1,200,000	1,204,848

Regents of the University of New Mexico, 5.00% due 1/1/2019 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	3,000,000	3,046,200

Regents of the University of New Mexico, 5.00% due 7/1/2019 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	3,000,000	3,043,950

Regents of the University of New Mexico, 5.00% due 1/1/2020 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	2,310,000	2,340,723

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Regents of the University of New Mexico, 5.00% due 7/1/2020 (Children’s Hospital and Critical Care Pavilion; Insured: AGM/FHA)	AA-/A2	500,000	506,310

Regents of the University of New Mexico, 6.00% due 6/1/2021 (Campus Buildings Acquisition & Improvements)	AA/Aa2	555,000	646,431

San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)	A+/A2	1,225,000	1,250,639

Sandoval County, 4.00% due 6/1/2015 (Intel Corp.)	A+/NR	425,000	432,969

Sandoval County, 5.00% due 6/1/2020 (Intel Corp.)	A+/NR	6,440,000	6,748,927

Santa Fe County, 5.00% due 2/1/2018 (County Correctional System; Insured: AGM)	AA-/A2	920,000	987,537

Santa Fe County, 6.00% due 2/1/2027 (County Correctional System; Insured: AGM)	AA-/A2	1,520,000	1,750,918

Santa Fe County GO, 4.00% due 7/1/2019 (County Road and Water System Improvement Projects; Insured: Natl-Re)	NR/Aaa	750,000	803,182

Santa Fe County GRT, 5.00% due 6/1/2025 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,400,000	1,565,550

Santa Fe County GRT, 5.00% due 6/1/2026 (County Courthouse and Other Public Facilities)	AA+/Aa2	1,535,000	1,638,643

Town of Silver City GRT, 4.00% due 6/1/2029 (Public Facility Capital Projects)	A+/NR	1,000,000	997,690

Town of Silver City GRT, 4.25% due 6/1/2032 (Public Facility Capital Projects)	A+/NR	1,050,000	1,026,343

Ventana West Public Improvement District, 6.625% due 8/1/2023	NR/NR	1,760,000	1,766,688

Village of Los Ranchos de Albuquerque, 4.50% due 9/1/2040 (Albuquerque Academy)	A/NR	3,000,000	2,873,940

Virgin Islands Public Finance Authority, 6.625% due 10/1/2029	NR/Baa3	2,500,000	2,709,675

Virgin Islands Water & Power Authority, 5.00% due 7/1/2025 (Electric System)	BB+/Ba1	990,000	840,243

Virgin Islands Water & Power Authority, 5.00% due 7/1/2026 (Electric System)	BB+/Ba1	1,090,000	907,948

Zuni Public School District, 5.00% due 8/1/2028 (Teacher Housing Projects)	A/NR	1,600,000	1,652,256

TOTAL INVESTMENTS — 96.41% (COST $ 189,286,166)			$196,190,747

OTHER ASSETS LESS LIABILITIES — 3.59%			7,306,528

NET ASSETS — 100.00%			$203,497,275

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

AMT	Alternative Minimum Tax

FHA	Insured by Federal Housing Administration

FHLMC	Insured by Federal Home Loan Mortgage Corp.

FNMA	Collateralized by Federal National Mortgage Association

GNMA	Insured by Government National Mortgage Association

GO	General Obligation

GRT	Gross Receipts Tax

LOC	Letter of Credit

MFA	Mortgage Finance Authority

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2013 Unaudited

MFR	Multi-Family Revenue Bond

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

Radian	Insured by Radian Asset Assurance

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New Mexico Intermediate Municipal Fund	December 31, 2013 Unaudited

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$196,190,747	$-	$196,190,747	$-

Total Investments in Securities	$196,190,747	$-	$196,190,747	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013.

SCHEDULE OF INVESTMENTS

Thornburg New York Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

City of New York GO, 5.00% due 6/1/2019 pre-refunded 6/1/2016 (Insured: AGM)	AA-/Aa2	$80,000	$88,725

City of New York GO, 5.00% due 6/1/2019 (Insured: AGM)	NR/Aa2	175,000	192,274

City of New York GO, 5.00% due 8/1/2019 (Government Financial Management)	AA/Aa2	1,000,000	1,157,340

City of New York GO, 5.00% due 8/1/2025 (Government Financial Management)	AA/Aa2	400,000	447,784

City of New York GO, 5.00% due 8/1/2030 (Government Financial Management)	AA/Aa2	1,000,000	1,071,130

County of Nassau GO, 5.00% due 4/1/2026 (Insured: BAM)	AA/NR	1,000,000	1,080,050

Dutchess County IDA, 5.00% due 8/1/2020 (Bard College)	NR/Ba1	825,000	840,939

Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)	NR/Ba1	1,100,000	1,109,636

Erie County Industrial Development Agency, 5.25% due 5/1/2025 (Buffalo City School District)	AA-/Aa3	1,000,000	1,116,860

Government of Guam, 5.375% due 12/1/2024	BBB+/NR	1,000,000	1,032,860

Guam Waterworks Authority, 5.00% due 7/1/2028 (Water and Wastewater System)	A-/Ba1	500,000	490,900

Hempstead Town Local Development Corp., 5.00% due 7/1/2028 (Hofstra University)	A/A3	500,000	523,870

Ilion Central School District, 1.25% due 1/30/2014 (Educational Facilities) (State Aid Withholding)	NR/Mig1	900,000	900,756

Long Island Power Authority, 5.25% due 9/1/2029	NR/Baa1	645,000	681,043

Monroe County Industrial Development Corp., 4.00% due 6/1/2016 (St. John Fisher College)	BBB+/NR	880,000	930,934

Nassau County IDA, 4.75% due 3/1/2026 (New York Institute of Technology)	BBB+/Baa2	1,000,000	1,008,380

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2020 (Healthcare Facilities Improvements)	A+/Aa3	770,000	881,288

New York City Health and Hospitals Corp. GO, 5.00% due 2/15/2025 (Healthcare Facilities Improvements)	A+/Aa3	1,000,000	1,062,010

New York City Metropolitan Transportation Authority, 6.25% due 11/15/2023	A/A2	1,000,000	1,171,890

New York City Transitional Finance Authority, 5.00% due 1/15/2020 (World Trade Center Recovery) (State Aid Withholding)	AA-/Aa3	1,000,000	1,127,910

New York City Transitional Finance Authority, 5.00% due 11/1/2020 (World Trade Center Recovery)	AAA/Aaa	1,000,000	1,080,760

New York City Trust For Cultural Resources, 5.25% due 12/1/2018 (Lincoln Center for the Performing Arts)	A+/A2	175,000	204,643

New York Convention Center Development Corp., 5.00% due 11/15/2017 (Hotel Unit Fee; Insured: AMBAC)	NR/A1	1,000,000	1,070,110

New York Environmental Facilities Corp. PCR, 6.875% due 6/15/2014	AAA/Aaa	110,000	110,629

New York Municipal Bond Bank Agency, 5.00% due 4/15/2018 (Insured: AGM)	AA-/A2	1,000,000	1,141,360

New York State Dormitory Authority, 5.25% due 2/15/2014 (Presbyterian Hospital; Insured: AGM)	AA-/A2	500,000	503,060

New York State Dormitory Authority, 5.00% due 10/1/2014 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A1	1,000,000	1,035,140

New York State Dormitory Authority, 5.00% due 2/15/2015 (Mental Health Services Facilities; Insured: AMBAC)	AA-/NR	1,000,000	1,052,320

New York State Dormitory Authority, 5.00% due 7/1/2016 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	600,000	662,724

New York State Dormitory Authority, 5.00% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA-/A1	1,000,000	1,121,410

New York State Dormitory Authority, 5.25% due 10/1/2018 (School District Financing Program; Insured: AGM)	AA-/A1	775,000	896,931

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

New York State Dormitory Authority, 5.00% due 3/15/2019 pre-refunded 3/15/2015 (University & College Improvements; Insured: AGM)	AA-/NR	950,000	1,004,540

New York State Dormitory Authority, 5.00% due 3/15/2019 (University & College Improvements; Insured: AGM)	AAA/NR	50,000	52,626

New York State Dormitory Authority, 5.00% due 7/1/2020 (NYSARC, Inc. Developmental Disability Programs)	NR/Aa3	1,175,000	1,344,564

New York State Dormitory Authority, 4.00% due 10/1/2020 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A1	325,000	355,358

New York State Dormitory Authority, 5.00% due 7/1/2021 (State University of New York; Insured: Natl-Re)	AA-/NR	300,000	318,402

New York State Dormitory Authority, 5.25% due 7/1/2022 (St. John’s University; Insured: Natl-Re)	A/A3	1,000,000	1,149,540

New York State Dormitory Authority, 5.00% due 1/15/2023 (Municipal Health Facilities)	AA-/Aa3	1,000,000	1,112,670

New York State Dormitory Authority, 5.00% due 10/1/2023 (School District Financing Program) (State Aid Withholding)	AA-/NR	575,000	657,058

New York State Dormitory Authority, 5.00% due 7/1/2024 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,540,000	1,622,359

New York State Dormitory Authority, 5.00% due 7/1/2024 (Bishop Henry B. Hucles Nursing Home; Insured: SONYMA)	NR/Aa1	1,000,000	1,031,140

New York State Dormitory Authority, 5.00% due 10/1/2024 (School District Financing Program; Insured: AGM) (State Aid Withholding)	AA-/A1	1,000,000	1,092,300

New York State Dormitory Authority, 5.00% due 7/1/2025 (Miriam Osborn Memorial Home Assoc.)	NR/NR	1,105,000	1,150,217

New York State Dormitory Authority, 5.00% due 7/1/2027 (Interagency Council Pooled Loan Program)	NR/Aa3	1,000,000	1,045,200

New York State Dormitory Authority, 5.00% due 7/1/2027 (Columbia University Teachers College)	A+/A1	750,000	813,158

New York State Dormitory Authority, 5.25% due 7/1/2027 (Health Quest Systems; Insured: AGM)	AA-/A3	500,000	543,710

New York State Dormitory Authority, 5.00% due 12/15/2027 (State Educational & Medical Facilities)	AAA/NR	2,500,000	2,749,800

New York State Dormitory Authority, 5.25% due 5/1/2030 (North Shore Long Island Jewish Medical)	A-/A3	1,000,000	1,034,670

New York State Energy Research & Development Authority, 2.25% due 12/1/2015 (New York Electric & Gas Corp.)	BBB+/ Baa1	1,000,000	1,020,150

New York State Thruway Authority, 5.00% due 4/1/2018 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	AA/NR	445,000	479,683

New York State Thruway Authority, 5.00% due 4/1/2019 (Multi-Year Highway and Bridge Capital Program; Insured: AMBAC)	AA/A2	235,000	252,531

New York State Thruway Authority, 5.00% due 5/1/2019 (New NY Bridge Project)	A-/A3	2,000,000	2,296,640

New York State Thruway Authority, 5.00% due 4/1/2022 (Multi-Year Highway and Bridge Capital Program)	AA/NR	1,000,000	1,128,960

New York State Urban Development Corp., 5.25% due 1/1/2021	AA-/NR	1,000,000	1,136,050

Oneida County IDA, 6.10% due 6/1/2020 (Presbyterian Home for Central New York; LOC: HSBC Bank USA)	NR/A1	450,000	451,301

Onondaga Civic Development Corp., 5.00% due 7/1/2021 (Le Moyne College)	NR/Baa2	1,000,000	1,070,060

Onondaga Civic Development Corp., 5.50% due 12/1/2031 (Upstate Properties Development)	A+/NR	1,000,000	1,056,400

Port Authority New York & New Jersey, 5.00% due 8/15/2022 (Insured: AGM)	AA-/Aa3	1,000,000	1,131,420

Syracuse Industrial Development Agency, 5.25% due 5/1/2026 (Syracuse City School District)	AA-/Aa3	2,150,000	2,357,432

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Town of Amherst Development Corp., 5.00% due 10/1/2020 (University at Buffalo Foundation Facility-Student Housing; Insured: AGM)	AA-/A2	1,000,000	1,125,890

Town of Babylon GO, 5.00% due 9/1/2015 (Insured: AMBAC)	NR/NR	465,000	479,285

Triborough Bridge & Tunnel Authority GO, 5.00% due 11/15/2025 pre-refunded 11/15/2017 (MTA Bridges and Tunnels)	AA-/Aa3	1,410,000	1,634,317

United Nations Development Corp., 5.00% due 7/1/2019 (One, Two and Three U.N. Plaza Project)	NR/A1	230,000	262,678

United Nations Development Corp., 5.00% due 7/1/2025 (One, Two and Three U.N. Plaza Project)	NR/A1	710,000	750,491

Utility Debt Securitization Authority, 5.00% due 12/15/2029 (Restructuring Property)	AAA/Aaa	1,000,000	1,110,940

Utility Debt Securitization Authority, 5.00% due 12/15/2030 (Restructuring Property)	AAA/Aaa	1,000,000	1,099,550

Virgin Islands Water & Power Authority, 5.50% due 7/1/2017	NR/NR	1,080,000	1,082,484

West Seneca Central School District GO, 5.00% due 11/15/2023 (Facilities Improvements; Insured: BAM) (State Aid Withholding)	AA/A1	1,300,000	1,480,921

TOTAL INVESTMENTS — 90.25% (COST 62,100,358)			$64,280,161

OTHER ASSETS LESS LIABILITIES — 9.75%			6,944,228

NET ASSETS — 100.00%			$71,224,389

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

AGM	Insured by Assured Guaranty Municipal Corp.

AMBAC	Insured by American Municipal Bond Assurance Corp.

BAM	Build America Mutual Insurance Co.

GO	General Obligation

IDA	Industrial Development Authority

LOC	Letter of Credit

Natl-Re	Insured by National Public Finance Guarantee Corp.

PCR	Pollution Control Revenue Bond

SONYMA	State of New York Mortgage Authority

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg New York Intermediate Municipal Fund	December 31, 2013 Unaudited

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
Municipal Bonds	$64,280,161	$-	$64,280,161	$-

Total Investments in Securities	$64,280,161	$-	$64,280,161	$-

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013.

SCHEDULE OF INVESTMENTS

Thornburg Limited Term U.S. Government Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. TREASURY SECURITIES — 12.09%

	United States Treasury Notes, 2.625%, 12/31/2014	$2,000,000	$2,048,594

	United States Treasury Notes, 1.375%, 11/30/2015	2,500,000	2,548,340

	United States Treasury Notes, 2.625%, 2/29/2016	2,000,000	2,095,000

	United States Treasury Notes, 4.875%, 8/15/2016	5,000,000	5,554,948

	United States Treasury Notes, 4.625%, 2/15/2017	4,000,000	4,461,042

	United States Treasury Notes, 2.25%, 11/30/2017	3,500,000	3,632,207

	United States Treasury Notes, 3.625%, 2/15/2020	1,000,000	1,088,463

	United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014	2,478,200	2,532,863

	United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015	4,803,160	5,062,987

	United States Treasury Notes Inflationary Index, 2.00%, 1/15/20c16	5,883,950	6,270,382

	TOTAL U.S. TREASURY SECURITIES (Cost $33,329,247)		35,294,826

	U.S. GOVERNMENT AGENCIES — 20.87%

	Carobao Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.829%, 9/7/2024	4,344,792	4,176,922

	Federal Agricultural Mtg Corp., 6.71%, 7/28/2014	200,000	207,127

	Federal Farm Credit Bank, 3.98%, 1/22/2015	1,000,000	1,039,692

	Federal Home Loan Bank, 5.375%, 6/13/2014	2,000,000	2,046,039

	Federal Home Loan Bank, 5.00%, 12/8/2017	3,000,000	3,414,566

	Federal Home Loan Bank, 1.50%, 10/25/2022	3,700,000	3,400,583

	Federal National Mtg Assoc., 4.40%, 2/19/2015	1,585,000	1,659,598

[a]	Government of Tunisia, (Guaranty: U.S. Agency for International Development), 1.686%, 7/16/2019	5,000,000	4,832,290

	Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022	1,268,042	1,278,234

	New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019	2,433,454	2,793,319

[a]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70%, 12/20/2022	2,790,000	2,711,358

	Private Export Funding Corp., 5.45%, 9/15/2017	3,000,000	3,435,123

	Small Business Administration Participation Certificates, Series 2001-20D Class 1, 6.35%, 4/1/2021	2,233,539	2,449,345

	Small Business Administration Participation Certificates, Series 2001-20F Class 1, 6.44%, 6/1/2021	1,318,418	1,459,402

	Small Business Administration Participation Certificates, Series 2002-20A Class 1, 6.14%, 1/1/2022	861,734	940,297

	Small Business Administration Participation Certificates, Series 2002-20K Class 1, 5.08%, 11/1/2022	811,668	880,277

	Small Business Administration Participation Certificates, Series 2005-20H Class 1, 5.11%, 8/1/2025	715,825	777,119

	Small Business Administration Participation Certificates, Series 2007-20D Class 1, 5.32%, 4/1/2027	1,306,944	1,425,389

	Small Business Administration Participation Certificates, Series 2007-20F Class 1, 5.71%, 6/1/2027	747,961	824,790

	Small Business Administration Participation Certificates, Series 2007-20I Class 1, 5.56%, 9/1/2027	2,598,596	2,854,570

	Small Business Administration Participation Certificates, Series 2007-20K Class 1, 5.51%, 11/1/2027	1,472,848	1,615,463

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2008-20G Class 1, 5.87%, 7/1/2028	3,973,025	4,459,668

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74%, 7/1/2031	3,575,351	3,682,011

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87%, 11/1/2031	3,535,272	3,465,776

[b,c]	U.S. Department of Transportation, 5.594%, 12/7/2021	2,293,606	2,502,503

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.87%, 6/28/2024	2,659,775	2,560,387

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $60,495,247)		60,891,848

	MORTGAGE BACKED — 62.54%

	Federal Home Loan Mtg Corp., 4.875%, 6/13/2018	3,000,000	3,416,419

	Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022	258,000	283,520

	Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017	200,850	210,749

	Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017	481,380	508,147

	Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017	519,580	550,771

	Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018	384,971	408,659

	Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018	1,751,945	1,860,211

	Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018	853,198	900,830

	Federal Home Loan Mtg Corp., CMO Series 2628 Class DQ, 3.00%, 11/15/2017	17,012	17,071

	Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033	176,840	186,386

	Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032	1,290,640	1,345,788

	Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018	478,904	506,316

	Federal Home Loan Mtg Corp., CMO Series 2692 Class QD, 5.00%, 12/15/2022	612,274	625,803

	Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50%, 5/15/2015	1,930,006	1,985,187

	Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019	127,418	130,167

	Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019	1,429,762	1,492,566

	Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022	2,306,762	2,459,862

	Federal Home Loan Mtg Corp., CMO Series 3480 Class VA, 6.00%, 6/15/2019	1,760,899	1,822,205

	Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021	528,092	553,346

	Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020	1,488,339	1,564,964

	Federal Home Loan Mtg Corp., CMO Series 3678 Class AL, 4.50%, 10/15/2027	279,806	286,552

	Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036	805,278	851,142

	Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024	2,413,278	2,566,941

	Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041	2,287,338	2,301,252

	Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023	3,087,294	3,155,002

	Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039	3,686,030	3,371,366

	Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027	4,361,553	4,122,309

	Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027	4,218,452	4,072,514

	Federal Home Loan Mtg Corp., CMO Series K035 Class A1, 2.615%, 3/25/2023	3,830,000	3,854,350

	Federal Home Loan Mtg Corp., CMO Series K709 Class A2, 2.086%, 3/25/2019	3,000,000	2,980,343

	Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027	3,340,976	3,411,711

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2013 (Unaudited)

	Shares/ Principal Amount	Value

Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019	276,090	287,974

Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023	8,046	9,016

Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032	2,347,262	2,405,210

Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018	887,584	940,701

Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019	862,456	914,069

Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020	223,750	236,004

Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025	1,126,555	1,207,975

Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024	1,141,263	1,214,910

Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025	1,733,660	1,809,643

Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026	1,682,039	1,756,022

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%, 10/15/2023	2,683,545	2,745,515

Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%, 3/25/2023	32,402	35,571

Federal National Mtg Assoc., CMO Series 2002-18 Class PC, 5.50%, 4/25/2017	1,860	1,869

Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%, 3/25/2018	299,539	317,354

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%, 2/25/2018	792,315	842,841

Federal National Mtg Assoc., CMO Series 2003-49 Class YD, 5.50%, 6/25/2023	410,167	426,624

Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%, 2/25/2018	352,446	374,167

Federal National Mtg Assoc., CMO Series 2003-W3 Class 1A2, 7.00%, 8/25/2042	2,443,119	2,736,930

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50%, 1/25/2030	748,179	768,438

Federal National Mtg Assoc., CMO Series 2005-26 Class G, 5.00%, 6/25/2032	270,632	276,802

Federal National Mtg Assoc., CMO Series 2005-99 Class VA, 5.50%, 11/25/2016	738,485	765,892

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.764%, 3/25/2039	632,083	638,759

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%, 2/25/2024	248,794	260,922

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%, 7/25/2024	654,045	688,751

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%, 8/25/2019	404,155	426,063

Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%, 8/25/2019	561,097	592,327

Federal National Mtg Assoc., CMO Series 2010-46 Class VM, 5.00%, 5/25/2021	2,170,699	2,240,967

Federal National Mtg Assoc., CMO Series 2010-6 Class VA, 5.00%, 2/25/2021	2,416,350	2,545,201

Federal National Mtg Assoc., CMO Series 2010-69 Class EJ, 2.50%, 7/25/2024	354,462	361,178

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%, 12/25/2022	2,495,158	2,606,199

Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%, 1/25/2023	2,783,941	2,907,932

Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%, 10/25/2029	2,916,342	3,033,131

Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%, 12/25/2041	3,737,129	3,488,994

Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%, 3/25/2024	3,328,264	3,518,975

Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%, 7/25/2024	3,361,986	3,485,314

Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%, 8/25/2026	6,125,508	6,135,026

Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%, 11/25/2022	1,952,524	2,047,399

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%, 6/25/2023	3,481,308	3,580,041

Federal National Mtg Assoc., CMO Series 2012-48 Class PD, 2.00%, 7/25/2041	3,867,901	3,704,106

Federal National Mtg Assoc., CMO Series 2012-50 Class LV, 3.50%, 8/25/2023	4,784,673	4,810,010

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2013 (Unaudited)

	Shares/ Principal Amount	Value

Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017	4,646	5,036

Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018	12,695	13,950

Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022	38,704	42,780

Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024	84,686	96,426

Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018	26,258	28,082

Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017	13,396	14,974

Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018	518,052	548,548

Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023	442,325	468,640

Federal National Mtg Assoc., Pool 895572, 2.572%, 6/1/2036	506,308	538,110

Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019	843,566	896,684

Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024	1,109,808	1,175,833

Federal National Mtg Assoc., Pool AB7997, 2.50%, 2/1/2023	2,087,363	2,130,578

Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025	1,571,375	1,668,787

Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026	3,703,371	3,879,281

Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027	3,478,712	3,551,820

Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019	608,750	644,585

Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019	433,700	461,009

Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019	348,794	370,758

Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020	840,757	893,534

Federal National Mtg Assoc., Pool MA1582, 3.50%, 9/1/2043	5,867,945	5,759,754

Federal National Mtg Assoc., Pool MA1585, 2.00%, 9/1/2023	3,844,724	3,863,346

Federal National Mtg Assoc., Pool MA1625, 3.00%, 10/1/2023	4,840,493	5,025,415

Government National Mtg Assoc., CMO Series 2004-45 Class C, 5.613%, 10/16/2033	1,411,234	1,480,893

Government National Mtg Assoc., CMO Series 2005-67 Class C, 4.907%, 3/16/2035	836,110	876,207

Government National Mtg Assoc., CMO Series 2009-92 Class VA, 5.00%, 10/20/2020	1,074,143	1,139,233

Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%, 1/20/2022	775,248	831,545

Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016	4,357	4,624

Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019	363,312	387,300

Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059	1,736,658	1,866,161

Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061	4,198,178	4,624,616

Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061	3,056,475	3,395,362

Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061	4,816,214	5,354,883

Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060	5,924,490	6,334,240

Government National Mtg Assoc., Pool 894205, 4.00%, 8/20/2039	1,370,628	1,456,041

Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042	3,657,756	3,758,116

TOTAL MORTGAGE BACKED (Cost $184,111,616)		182,534,422

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2013 (Unaudited)

	Shares/ Principal Amount	Value

SHORT TERM INVESTMENTS — 4.11%

Bank of New York Tri-Party Repurchase Agreement 0.15% dated 12/31/2013 due 1/2/2014, repurchase price $12,000,100 collateralized by 23 U.S. Government debt securities, having an average coupon of 3.178%, a minimum credit rating of BBB-, maturity dates from 5/25/2025 to 4/20/2041, and having an aggregate market value of $12,224,462 at 12/31/2013	12,000,000	12,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $12,000,000)		12,000,000

TOTAL INVESTMENTS — 99.61% (COST $289,936,018)		$290,721,096

OTHER ASSETS LESS LIABILITIES — 0.39%		1,142,176

NET ASSETS — 100.00%		$291,863,272

Footnote Legend

a	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2013, the aggregate value of these securities in the Fund’s portfolio was $2,502,503, representing 0.86% of the Fund’s net assets.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation
Mtg	Mortgage
REMIC	Real Estate Mortgage Investment Conduit
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Funds have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Funds are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Funds may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term U.S. Government Fund	December 31, 2013 (Unaudited)

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3(a)

Assets
Investments in Securities
U.S. Treasury Securities	$35,294,826	$35,294,826	$-	$-
U.S. Government Agencies	60,891,848	-	58,389,345	2,502,503
Mortgage Backed	182,534,422	-	182,534,422	-
Short Term Investments	12,000,000	-	12,000,000	-

Total Investments in Securities	$290,721,096	$35,294,826	$252,923,767	$2,502,503

(a)	An adjusted broker quote was applied to a portfolio security characterized as a Level 3 investment at December 31, 2013.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Funds to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Funds recognized no transfers between levels for the period ended December 31, 2013.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2013 is as follows:

	U.S. Government Agencies	Total

Beginning Balance 9/30/2013	$2,604,074	$2,604,074
Accrued Discounts (Premiums)	792	792
Net Realized Gain (Loss)	443	443
Gross Purchases	–	–
Gross Sales	(37,362)	(37,362)
Change in Unrealized Appreciation(Depreciation)	(65,444)	(65,444)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 12/31/2013 (a)	$2,502,503	$2,502,503

(a)	Level 3 investments represent 0.86% of total Net Assets at the period ended December 31, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Low Duration Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 9.40%

	United States Treasury Notes, 0.25% due 10/31/2015	NR/NR	$100,000	$99,867

	United States Treasury Notes, 0.25% due 12/31/2015	NR/NR	100,000	99,738

	United States Treasury Notes, 0.50% due 6/15/2016	NR/Aaa	100,000	99,910

	United States Treasury Notes, 0.625% due 12/15/2016	NR/NR	100,000	99,613

	United States Treasury Notes, 0.75% due 12/31/2017	NR/Aaa	100,000	97,821

	TOTAL U.S. TREASURY SECURITIES (Cost $496,949)			496,949

	OTHER GOVERNMENT — 5.85%

[a]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	100,000	103,970

[a]	Export-Import Bank of Korea, 5.875% due 1/14/2015	A+/Aa3	100,000	105,088

[a,b]	Government of Aruba, 6.80% due 4/2/2014	BBB+/NR	100,000	100,005

	TOTAL OTHER GOVERNMENT (Cost $309,064)			309,063

	ASSET BACKED SECURITIES — 16.16%
	ADVANCE RECEIVABLES — 3.78%

[b]	HLSS Servicer Advance Receivables Trust, Series 2013-T5 Class AT5, 1.979% due 8/15/2046	AAA/NR	100,000	100,050

[b]	HLSS Servicer Advance Receivables Trust, Series 2013-T7 Class A7, 1.981% due 11/15/2046	AAA/NR	100,000	99,830

				199,880

	AUTO RECEIVABLES — 1.90%

	Santander Drive Auto Receivables Trust, 1.33% due 3/15/2018	AA/Aa1	100,000	100,266

				100,266

	COMMERCIAL MTG TRUST — 5.58%

[b]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	92,085	96,778

[b]	JPMorgan Chase Commercial Mtg, Series 2013-JWRZ Class B Floating Rate Note, 1.317% due 4/15/2030	AA-/Aa3	100,000	99,325

[b]	Motel 6 Trust, Series 2012-MTL6 Class A2, 1.948% due 10/5/2025	AAA/NR	100,000	98,810

				294,913

	OTHER ASSET BACKED — 2.95%

[b,c]	Concord Funding Co., LLC, 2.42% due 2/15/2015	A/NR	100,000	98,187

[b]	Sierra Receivables Funding Co., LLC, 2.84% due 11/20/2028	A+/NR	56,980	57,998

				156,185

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	STUDENT LOAN — 1.95%

[b]	Pennsylvania Higher Education Assistance Agency Floating Rate Note, 0.715% due 5/25/2027	AA+/NR	104,331	103,197

				103,197

	TOTAL ASSET BACKED SECURITIES (Cost $853,824)			854,441

	CORPORATE BONDS — 50.63%

	AUTOMOBILES & COMPONENTS — 3.89%
	Automobiles — 3.89%

[a,b]	Hyundai Capital Services, Inc., 6.00% due 5/5/2015	BBB+/Baa1	100,000	106,349

[b]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	BBB+/A3	100,000	99,236

				205,585

	BANKS — 7.96%
	Commercial Banks — 5.83%

[a,b]	Banco Santander Chile Floating Rate Note, 2.117% due 6/7/2018	A/Aa3	100,000	100,300

[a,b]	Barclays Bank plc, 2.50% due 9/21/2015	AAA/Aaa	100,000	103,094

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A+/A2	100,000	104,461
	Thrifts & Mortgage Finance — 2.13%

[a,b]	Northern Rock Asset Management plc, 5.625% due 6/22/2017	AAA/Aaa	100,000	112,699

				420,554

	CAPITAL GOODS — 3.84%
	Construction & Engineering — 1.92%

[b]	URS Corp., 4.35% due 4/1/2017	BBB-/Baa3	100,000	101,872
	Industrial Conglomerates — 1.92%

[a,b]	Smiths Group plc, 6.05% due 5/15/2014	BBB+/Baa2	100,000	101,365

				203,237

	CONSUMER SERVICES — 2.00%
	Diversified Consumer Services — 2.00%

	George Washington University, 4.411% due 9/15/2017	A+/A1	100,000	105,816

				105,816

	DIVERSIFIED FINANCIALS — 5.64%
	Capital Markets — 4.67%

[a,b]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	50,000	45,500

[a,b]	Credit Suisse Group AG - Guernsey, 1.625% due 3/6/2015	NR/Aaa	100,000	101,250

	Goldman Sachs Group, Inc. Floating Rate Note, 1.341% due 11/15/2018	A-/Baa1	100,000	100,235
	Diversified Financial Services — 0.97%

[b]	USAA Capital Corp., 2.25% due 12/13/2016	AA+/Aa1	50,000	51,259

				298,244

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	ENERGY — 3.85%
	Oil, Gas & Consumable Fuels — 3.85%

[a,b]	BG Energy Capital plc, 2.875% due 10/15/2016	A-/A2	100,000	104,390

[a,b]	CNPC General Capital Ltd., 1.45% due 4/16/2016	A+/A1	100,000	99,053

				203,443

	FOOD, BEVERAGE & TOBACCO — 2.02%
	Beverages — 2.02%

[a]	Coca Cola HBC Finance BV, 5.50% due 9/17/2015	BBB/Baa1	100,000	106,825

				106,825

	HEALTH CARE EQUIPMENT & SERVICES — 1.83%
	Health Care Providers & Services — 1.83%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A+/NR	100,000	96,925

				96,925

	HOTELS RESTAURANTS & LEISURE — 1.94%
	Hotels, Restaurants & Leisure — 1.94%

[a,b]	TDIC Finance Ltd., 6.50% due 7/2/2014	AA/A1	100,000	102,400

				102,400

	TELECOMMUNICATION SERVICES — 11.90%
	Diversified Telecommunication Services — 7.94%

	AT&T, Inc. Floating Rate Note, 1.146% due 11/27/2018	A-/A3	100,000	100,762

[a,b]	Qtel International Finance Ltd., 6.50% due 6/10/2014	A/A2	100,000	102,130

[a]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	100,000	111,435

	Verizon Communications, Inc. Floating Rate Note, 1.993% due 9/14/2018	BBB+/Baa1	100,000	105,150
	Wireless Telecommunication Services — 3.96%

[b]	Crown Castle Towers, LLC, 5.495% due 1/15/2037	NR/A2	100,000	108,325

[b]	SBA Tower Trust, 4.254% due 4/15/2040	NR/A2	100,000	101,249

				629,051

	TRANSPORTATION — 3.83%
	Air Freight & Logistics — 1.99%

[b]	FedEx Corp., 2.625% due 1/15/2018	BBB/A3	103,244	105,398
	Road & Rail — 1.84%

[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB+/Baa2	100,000	97,220

				202,618

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	UTILITIES — 1.93%
	Electric Utilities — 1.93%

[a,b]	Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014	BBB/Baa1	100,000	102,007

			102,007

	TOTAL CORPORATE BONDS (Cost $2,676,025)			2,676,705

	CONVERTIBLE BONDS — 0.87%
	REAL ESTATE — 0.87%
	Real Estate Investment Trusts — 0.87%

[b]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	50,000	46,031

			46,031

	TOTAL CONVERTIBLE BONDS (Cost $45,909)			46,031

	MUNICIPAL BONDS — 5.59%

	Irvine Ranch Water District Joint Powers Agency, 2.388% due 3/15/2014	A-/NR	100,000	100,058

	JobsOhio Beverage System, 2.217% due 1/1/2019	AA/A2	100,000	95,536

	Massachusetts Housing Finance Agency, 1.45% due 12/1/2015 (Multi-Family Residential Development)	A+/Aa3	100,000	99,936

	TOTAL MUNICIPAL BONDS (Cost $295,593)			295,530

	TOTAL INVESTMENTS — 88.50% (COST $4,677,364)			$4,678,719

	OTHER ASSETS LESS LIABILITIES — 11.50%			608,011

	NET ASSETS — 100.00%			$5,286,730

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2013, the aggregate value of these securities in the Fund’s portfolio was $2,849,768, representing 53.90% of the Fund’s net assets.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

CMO	Collateralized Mortgage Obligation
Mtg	Mortgage

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2013 Unaudited

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Low Duration Income Fund	December 31, 2013 Unaudited

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$496,949	$496,949	$-	$-
Other Government	309,063	-	309,063	-
Asset Backed Securities	854,441	-	756,254	98,187
Corporate Bonds	2,676,705	-	2,676,705	-
Convertible Bonds	46,031	-	46,031	-
Municipal Bonds	295,530	-	295,530	-

Total Investments in Securities	$4,678,719	$496,949	$4,083,583	$98,187

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2013.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2013 is as follows:

	Asset Backed Securities	Total

Beginning Balance 9/30/2013*	$–	$–
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	–	–
Gross Purchases	97,750	97,750
Gross Sales	–	–
Change in Unrealized Appreciation(Depreciation)	437	437
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 12/31/2013 (a)	$98,187	$98,187

*	Inception date of this Fund was December 30, 2013.

(a)	Level 3 investments represent 1.86% of total Net Assets at the period ended December 31, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	U.S. TREASURY SECURITIES — 1.25%

	United States Treasury Notes, 2.50% due 3/31/2015	NR/Aaa	$6,500,000	$6,684,548

	United States Treasury Notes, 5.125% due 5/15/2016	NR/Aaa	1,000,000	1,108,190

	United States Treasury Notes, 4.875% due 8/15/2016	NR/Aaa	2,000,000	2,221,979

	United States Treasury Notes, 3.00% due 2/28/2017	NR/Aaa	2,000,000	2,131,224

	United States Treasury Notes, 1.375% due 5/31/2020	NR/Aaa	5,000,000	4,738,867

	United States Treasury Notes, 2.125% due 8/15/2021	NR/Aaa	5,000,000	4,843,620

	United States Treasury Notes, 2.75% due 11/15/2023	NR/NR	15,000,000	14,674,215

	TOTAL U.S. TREASURY SECURITIES (Cost $35,984,600)			36,402,643

	U.S. GOVERNMENT AGENCIES — 9.45%

[a]	Agribank FCB, 9.125% due 7/15/2019	A-/NR	14,185,000	18,137,338

	Alex Alpha LLC, (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	NR/NR	4,673,913	4,451,566

	Carobao Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.829% due 9/7/2024	NR/NR	8,958,333	8,612,210

[a]	CoBank, ACB Floating Rate Note, 0.843% due 6/15/2022	A-/NR	20,000,000	18,314,200

[b]	Durrah MSN 35603, (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	NR/NR	14,139,374	13,374,604

	Federal Home Loan Bank, 1.50% due 10/25/2022	AA+/Aaa	16,000,000	14,705,222

[b,c]	Gate Capital Cayman One Ltd., (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	NR/NR	11,627,317	11,627,317

[b]	Government of Tunisia, (Guaranty: U.S. Agency for International Development), 1.686% due 7/16/2019	NR/NR	10,000,000	9,664,580

	Helios Leasing I LLC, (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	NR/NR	5,428,858	5,124,771

[b]	Micron Semiconductor Ltd., (Guaranty: Export-Import Bank of the United States), 1.258% due 1/15/2019	NR/NR	4,400,000	4,384,631

[b]	MSN 41079 and 41084 Ltd., (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	NR/NR	10,870,343	10,371,361

	Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06% due 1/15/2022	AA+/NR	1,743,557	1,757,572

[b]	Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United States), 1.70% due 12/20/2022	NR/NR	5,400,000	5,247,790

	Private Export Funding Corp., 5.45% due 9/15/2017	AA+/Aaa	3,000,000	3,435,123

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.693% due 8/15/2024	NR/NR	5,424,605	5,174,422

	Santa Rosa Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.472% due 11/3/2024	NR/NR	14,782,461	13,858,941

	Small Business Administration Participation Certificates, Series 2001-20J Class 1, 5.76% due 10/1/2021	NR/NR	665,722	724,098

	Small Business Administration Participation Certificates, Series 2008-20D Class 1, 5.37% due 4/1/2028	NR/NR	2,150,556	2,368,793

	Small Business Administration Participation Certificates, Series 2009-20E Class 1, 4.43% due 5/1/2029	NR/NR	1,629,346	1,736,792

	Small Business Administration Participation Certificates, Series 2009-20K Class 1, 4.09% due 11/1/2029	NR/NR	9,485,924	9,928,134

	Small Business Administration Participation Certificates, Series 2011-20E Class 1, 3.79% due 5/1/2031	NR/NR	12,770,620	13,149,757

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Small Business Administration Participation Certificates, Series 2011-20G Class 1, 3.74% due 7/1/2031	NR/NR	14,301,406	14,728,043

	Small Business Administration Participation Certificates, Series 2011-20I Class 1, 2.85% due 9/1/2031	NR/NR	17,993,462	17,538,736

	Small Business Administration Participation Certificates, Series 2011-20K Class 1, 2.87% due 11/1/2031	NR/NR	13,761,047	13,490,532

	Small Business Administration Participation Certificates, Series 2012-20D Class 1, 2.67% due 4/1/2032	NR/NR	13,757,507	13,239,632

	Small Business Administration Participation Certificates, Series 2012-20J Class 1, 2.18% due 10/1/2032	NR/NR	10,543,110	9,812,019

	Small Business Administration Participation Certificates, Series 2012-20K Class 1, 2.09% due 11/1/2032	NR/NR	6,323,105	5,867,495

	Small Business Administration, Series 2005-P10A Class 1, 4.638% due 2/10/2015	NR/NR	552,031	572,992

	Southaven Combined Cycle Generation LLC, 3.846% due 8/15/2033	AA-/Aaa	6,300,000	6,097,713

[a,c]	U.S. Department of Transportation, 6.001% due 12/7/2021	NR/NR	3,000,000	3,271,198

[a,c]	U.S. Department of Transportation, 5.594% due 12/7/2021	NR/NR	2,102,472	2,293,962

	Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	NR/NR	13,844,319	13,253,056

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $286,758,007)			276,314,600

	OTHER GOVERNMENT — 3.76%

[a,b]	Brazilian Development Bank (BNDES), 3.375% due 9/26/2016	BBB/Baa2	6,000,000	6,060,000

[a,b]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.004% due 9/18/2024	NR/NR	10,365,865	10,151,296

[a,b,c]	Carpintero Finance Ltd., (Guaranty: Export Credits Guarantee Department of the United Kingdom), 2.581% due 11/11/2024	NR/NR	14,439,779	14,170,514

[b]	Corp Andina de Fomento, 3.75% due 1/15/2016	AA-/Aa3	10,900,000	11,332,708

[a,b]	Eurasian Development Bank, 5.00% due 9/26/2020	BBB/A3	8,000,000	8,140,000

[b]	Export-Import Bank of Korea, 8.125% due 1/21/2014	A+/Aa3	11,250,000	11,291,872

[b]	Export-Import Bank of Korea, 5.875% due 1/14/2015	A+/Aa3	2,900,000	3,047,538

[a,b]	Government of Aruba, 6.80% due 4/2/2014	BBB+/NR	5,516,000	5,516,276

[a,b]	Government of Bermuda, 5.603% due 7/20/2020	AA-/Aa3	3,000,000	3,225,000

[a,b]	Government of Bermuda, 4.138% due 1/3/2023	AA-/Aa3	4,000,000	3,800,000

[a,b]	Korea Housing Finance Co., 3.50% due 12/15/2016	NR/Aa1	6,000,000	6,301,895

[b]	North American Development Bank, 4.375% due 2/11/2020	NR/Aaa	15,500,000	16,143,219

[a,b]	Republic of Iceland, 4.875% due 6/16/2016	BBB-/Baa3	4,375,000	4,539,063

[a,b]	Republic of Iceland, 5.875% due 5/11/2022	BBB-/Baa3	2,100,000	2,142,000

[a,b]	State of Qatar, 3.125% due 1/20/2017	AA/Aa2	4,000,000	4,180,000

	TOTAL OTHER GOVERNMENT (Cost $110,172,719)			110,041,381

	MORTGAGE BACKED — 8.01%

	Federal Home Loan Mtg Corp., CMO Interest Only Series K008 Class X1, 1.665% due 6/25/2020	NR/NR	38,497,485	3,085,315

	Federal Home Loan Mtg Corp., CMO Interest Only Series K710 Class X1, 1.783% due 5/25/2019	NR/NR	49,679,654	3,981,695

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal Home Loan Mtg Corp., CMO Series 2528 Class HN, 5.00% due 11/15/2017	NR/NR	306,113	321,867

Federal Home Loan Mtg Corp., CMO Series 2627 Class GY, 4.50% due 6/15/2018	NR/NR	1,732,692	1,829,317

Federal Home Loan Mtg Corp., CMO Series 2628 Class AB, 4.50% due 6/15/2018	NR/NR	399,491	412,075

Federal Home Loan Mtg Corp., CMO Series 2654 Class OG, 5.00% due 2/15/2032	NR/NR	76,389	77,031

Federal Home Loan Mtg Corp., CMO Series 2682 Class JG, 4.50% due 10/15/2023	NR/NR	1,501,061	1,598,409

Federal Home Loan Mtg Corp., CMO Series 2778 Class JD, 5.00% due 12/15/2032	NR/NR	398,744	405,585

Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50% due 5/15/2015	NR/NR	867,106	891,898

Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00% due 6/15/2019	NR/NR	127,418	130,167

Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50% due 7/15/2019	NR/NR	1,715,715	1,791,079

Federal Home Loan Mtg Corp., CMO Series 2943 Class BV, 5.00% due 3/15/2016	NR/NR	471,453	472,747

Federal Home Loan Mtg Corp., CMO Series 3195 Class PD, 6.50% due 7/15/2036	NR/NR	2,456,505	2,715,689

Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50% due 3/15/2022	NR/NR	3,075,682	3,279,815

Federal Home Loan Mtg Corp., CMO Series 3504 Class PC, 4.00% due 1/15/2039	NR/NR	394,305	410,434

Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00% due 10/15/2021	NR/NR	792,138	830,019

Federal Home Loan Mtg Corp., CMO Series 3919 Class VB, 4.00% due 8/15/2024	NR/NR	5,161,350	5,401,473

Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00% due 4/15/2041	NR/NR	3,431,007	3,451,878

Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50% due 8/15/2023	NR/NR	3,527,328	3,604,686

Federal Home Loan Mtg Corp., CMO Series 4079 Class WV, 3.50% due 3/15/2027	NR/NR	3,507,866	3,491,789

Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75% due 5/15/2039	NR/NR	11,058,089	10,114,099

Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50% due 10/15/2027	NR/NR	5,663,514	5,352,854

Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032	NR/NR	7,857,449	8,051,430

Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026	NR/NR	3,788,124	3,861,814

Federal Home Loan Mtg Corp., REMIC Series 3838 Class GV, 4.00% due 3/15/2024	NR/NR	10,159,228	10,599,395

Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50% due 10/15/2023	NR/NR	2,700,383	2,762,741

Federal National Mtg Assoc., ARM Pool 20155, 7.491% due 8/1/2014	NR/NR	3,822	3,822

Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00% due 2/25/2018	NR/NR	798,436	849,353

Federal National Mtg Assoc., CMO Series 2003-74 Class KN, 4.50% due 8/25/2018	NR/NR	308,572	329,697

Federal National Mtg Assoc., CMO Series 2003-92 Class VG, 5.00% due 9/25/2014	NR/NR	139,581	141,202

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Federal National Mtg Assoc., CMO Series 2003-W3 Class 1A2, 7.00% due 8/25/2042	NR/NR	1,398,915	1,567,149

Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50% due 1/25/2030	NR/NR	774,780	795,759

Federal National Mtg Assoc., CMO Series 2005-48 Class AR, 5.50% due 2/25/2035	NR/NR	790,435	854,049

Federal National Mtg Assoc., CMO Series 2007-26 Class VH, 5.50% due 2/25/2018	NR/NR	1,045,298	1,049,635

Federal National Mtg Assoc., CMO Series 2007-42 Class PA, 5.50% due 4/25/2037	NR/NR	1,029,971	1,097,884

Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.764% due 3/25/2039	NR/NR	1,053,472	1,064,598

Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00% due 2/25/2024	NR/NR	580,520	608,818

Federal National Mtg Assoc., CMO Series 2009-5 Class A, 4.50% due 12/25/2023	NR/NR	1,709,664	1,808,614

Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00% due 7/25/2024	NR/NR	1,090,075	1,147,919

Federal National Mtg Assoc., CMO Series 2009-65 Class GA, 4.50% due 11/25/2023	NR/NR	273,695	283,066

Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50% due 8/25/2019	NR/NR	1,010,388	1,065,157

Federal National Mtg Assoc., CMO Series 2011-100 Class VE, 4.00% due 12/25/2022	NR/NR	6,166,651	6,191,303

Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00% due 12/25/2022	NR/NR	2,471,870	2,581,875

Federal National Mtg Assoc., CMO Series 2011-15 Class VA, 4.00% due 4/25/2022	NR/NR	1,569,055	1,656,486

Federal National Mtg Assoc., CMO Series 2011-89 Class VA, 4.00% due 9/25/2023	NR/NR	5,670,887	5,731,304

Federal National Mtg Assoc., CMO Series 2012-129 Class LA, 3.50% due 12/25/2042	NR/NR	14,830,226	14,967,355

Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00% due 6/25/2023	NR/NR	3,175,823	3,265,892

Federal National Mtg Assoc., CMO Series 2012-48 Class PD, 2.00% due 7/25/2041	NR/NR	12,764,072	12,223,548

Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018	NR/NR	258,815	275,112

Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021	NR/NR	1,226,869	1,325,385

Federal National Mtg Assoc., Pool AB7997, 2.50% due 2/1/2023	NR/NR	11,364,047	11,599,318

Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027	NR/NR	4,852,361	4,954,336

Federal National Mtg Assoc., Pool MA1278, 2.50% due 12/1/2022	NR/NR	13,524,296	13,804,291

Federal National Mtg Assoc., Pool MA1585, 2.00% due 9/1/2023	NR/NR	14,561,891	14,632,424

Federal National Mtg Assoc., Pool MA1691, 3.00% due 12/1/2023	NR/NR	14,412,271	14,962,864

Government National Mtg Assoc., CMO Series 2009-35 Series KV, 4.50% due 6/20/2020	NR/NR	3,219,150	3,366,850

Government National Mtg Assoc., CMO Series 2009-68 Class DP, 4.50% due 11/16/2038	NR/NR	1,035,318	1,095,339

Government National Mtg Assoc., Pool 003007, 8.50% due 11/20/2015	NR/NR	6,151	6,426

Government National Mtg Assoc., Pool 714631, 5.691% due 10/20/2059	NR/NR	4,688,977	5,038,634

Government National Mtg Assoc., Pool 721652, 5.044% due 5/20/2061	NR/NR	6,120,752	6,742,480

Government National Mtg Assoc., Pool 731491, 5.156% due 12/20/2060	NR/NR	3,630,632	4,025,982

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Government National Mtg Assoc., Pool 751388, 5.307% due 1/20/2061	NR/NR	4,803,033	5,335,569

	Government National Mtg Assoc., Pool 783299, 4.50% due 2/15/2022	NR/NR	4,694,258	4,965,983

	Government National Mtg Assoc., Pool 827148, 1.625% due 2/20/2024	NR/NR	25,698	26,281

	Government National Mtg Assoc., Pool MA0100, 2.50% due 5/20/2042	NR/NR	3,694,703	3,796,077

	TOTAL MORTGAGE BACKED (Cost $237,816,925)			234,163,137

	ASSET BACKED SECURITIES — 15.28%
	ADVANCE RECEIVABLES — 2.10%

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A1, 0.898% due 1/15/2044	AAA/NR	8,000,000	8,000,000

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A2, 1.495% due 1/16/2046	AAA/NR	5,000,000	4,981,500

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T1 Class A3, 2.289% due 1/15/2048	AAA/NR	10,000,000	9,797,000

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T3 Class A3, 1.793% due 5/15/2046	AAA/NR	8,500,000	8,351,446

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T5 Class AT5, 1.979% due 8/15/2046	AAA/NR	10,500,000	10,505,250

[a]	HLSS Servicer Advance Receivables Trust, Series 2013-T7 Class A7, 1.981% due 11/15/2046	AAA/NR	19,900,000	19,866,170

				61,501,366

	AUTO RECEIVABLES — 0.59%

[a]	CFC LLC, 1.65% due 7/17/2017	NR/A3	1,293,568	1,292,756

	Ford Credit Auto Owner Trust, 1.25% due 10/15/2018	AAA/NR	1,200,000	1,203,592

	Santander Drive Auto Receivables Trust, 1.33% due 3/15/2018	AA/Aa1	7,835,000	7,855,812

	Santander Drive Auto Receivables Trust, 2.16% due 1/15/2020	AA/Aa1	4,000,000	4,052,334

[a]	Santander Drive Auto Receivables Trust, 2.86% due 6/15/2017	AA/NR	370,110	371,270

	Santander Drive Auto Receivables Trust, 2.72% due 5/16/2016	AA+/Aaa	2,500,000	2,525,941

				17,301,705

	COMMERCIAL MTG TRUST — 5.40%

	Banc of America Commercial Mtg Inc., Series 2006-6 Class A3, 5.369% due 10/10/2045	AAA/Aaa	3,000,000	3,075,312

[a]	Banc of America Re-REMIC Trust, Series 2012-CLRN Class A Floating Rate Note, 1.317% due 8/15/2029	NR/Aaa	5,000,000	5,018,295

[a]	CFCRE Commercial Mtg Trust, Series 2011-C1 Class A4, 4.961% due 4/15/2044	NR/Aaa	11,877,000	12,835,777

	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.778% due 3/25/2034	CCC/Caa2	321,541	183,115

[a]	COMM Mtg Trust, Series 2012-MVP Class A Floating Rate Note, 2.107% due 11/17/2026	AAA/NR	16,606,280	16,627,636

	Credit Suisse Commercial Mtg Capital Certificates, Series 2007-C2 Class A2, 5.448% due 1/15/2049	AAA/Aaa	107,638	108,470

[a]	DBUBS Mtg Trust CMO, Series 2011-LC1A Class A1, 3.742% due 11/10/2046	NR/Aaa	4,972,571	5,216,245

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	DBUBS Mtg Trust CMO, Series 2011-LC2A Class A1FL, 1.52% due 7/12/2044	NR/Aaa	1,168,526	1,161,089

[a]	FREMF Mtg Trust, Series 2012-K709 Class B, 3.741% due 4/25/2045	NR/NR	10,000,000	9,882,399

[a]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.768% due 10/25/2044	NR/A3	4,000,000	4,046,548

[a]	FREMF Mtg Trust, Series 2013-K32 Class B, 3.536% due 10/25/2046	NR/NR	10,753,000	9,609,249

[a]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 3.165% due 12/25/2045	NR/Baa3	4,996,216	5,056,451

[a]	Hilton USA Trust, Series 2013-HLT Class BFX, 3.367% due 11/5/2030	AA-/Aa3	18,500,000	18,472,601

	JPMorgan Chase Commercial Mtg, Series 2004-C3 Class A-5, 4.878% due 1/15/2042	NR/Aaa	5,000,000	5,127,899

[a]	JPMorgan Chase Commercial Mtg, Series 2013-JWRZ Class B Floating Rate Note, 1.317% due 4/15/2030	AA-/Aa3	14,900,000	14,799,489

[a]	Madison Avenue Trust, Series 2013-650M Class A, 3.843% due 10/12/2032	NR/Aaa	6,000,000	6,173,946

[a]	Morgan Stanley Re-REMIC Trust, Series 2009-GG10 Class A4A, 5.804% due 8/12/2045	NR/Aaa	2,838,000	3,100,739

[a]	Motel 6 Trust, Series 2012-MTL6 Class A2, 1.948% due 10/5/2025	AAA/NR	6,900,000	6,817,929

[a]	Motel 6 Trust, Series 2012-MTL6 Class C, 3.139% due 10/5/2025	A-/NR	12,000,000	11,945,710

	Wachovia Bank Commercial Mtg Trust, Series 2004-C10 Class C, 4.842% due 2/15/2041	AAA/Aaa	4,000,000	3,997,261

[a]	Wells Fargo Commercial Mtg Trust, Series 2013-120B Class A, 2.71% due 3/18/2028	AAA/NR	15,000,000	14,490,720

				157,746,880

	CREDIT CARD — 0.52%

[a]	First Financial Bank USA, 3.72% due 6/17/2019	AAA/NR	5,000,000	5,028,696

[a,b]	Turquoise Card Backed Securities plc Floating Rate Note, 0.967% due 6/17/2019	NR/Aaa	10,000,000	10,040,960

				15,069,656

	OTHER ASSET BACKED — 3.64%

	Appalachian Consumer Rate Relief Funding LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	AAA/Aaa	15,200,000	15,020,655

[a]	Ascentium Equipment Receivables LLC, 1.83% due 9/15/2019	NR/NR	3,379,237	3,379,878

[a,b]	Cie Financement Foncier, 2.50% due 9/16/2015	AAA/Aaa	6,000,000	6,171,654

[a,c]	Concord Funding Co. LLC, 2.42% due 2/15/2015	A/NR	9,900,000	9,720,563

[a,c]	Concord Funding Co. LLC, Series 2013-1 Class B, 3.92% due 2/15/2015	BBB/NR	4,000,000	3,915,000

[a,b]	Cronos Containers Program Ltd., 3.81% due 9/18/2027	A/NR	5,862,500	5,917,137

[a,b]	Cronos Containers Program Ltd., 3.08% due 4/18/2028	A/NR	9,333,333	9,152,735

[a]	Fairway Outdoor Funding LLC, 4.212% due 10/15/2042	NR/NR	6,780,723	6,658,925

[a]	GTP Cellular Sites LLC, 3.721% due 3/15/2042	NR/NR	9,406,110	9,614,060

[a]	MIRAMAX LLC, Series 2011-1A Class A, 6.25% due 10/20/2021	BBB/Baa3	4,429,073	4,581,243

	Northwest Airlines, Inc., 7.027% due 5/1/2021	A-/Baa1	4,565,110	5,067,272

[a,c]	Northwind Holdings LLC Floating Rate Note, 1.019% due 12/1/2037	A/Baa1	3,850,000	3,484,250

[a]	PFS Financing Corp. Floating Rate Note, 0.717% due 2/15/2018	AAA/Aaa	9,000,000	8,984,151

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	Sierra Receivables Funding Co. LLC, 2.84% due 11/20/2028	A+/NR	3,741,685	3,808,524

[a]	Sonic Capital LLC, 5.438% due 5/20/2041	BBB/Baa2	4,619,800	4,954,782

[a,b]	Trafigura Securitisation Finance plc Floating Rate Note, 2.567% due 10/15/2015	AAA/Aaa	6,000,000	6,072,955

				106,503,784

	RESIDENTIAL MTG TRUST — 1.27%

	Banc of America Mtg Securities, Inc., Series 2004-4 Class 1A2, 5.50% due 5/25/2034	A+/NR	314,436	315,516

	Countrywide Home Loan, Series 2004 Class 1-A, 2.673% due 7/20/2034	A/B1	432,773	445,970

[a]	FDIC Trust, Series 2013-R1 Class A, 1.15% due 3/25/2033	NR/NR	5,886,890	5,718,122

	FNBC Trust, Series 1993-A Pass-Through Trust, 8.08% due 1/5/2018	A+/Aa1	703,475	764,862

	Home Equity Asset Trust, Series 2006-3 Class 2A, 0.345% due 7/25/2036	BBB+/A1	168,792	168,457

	Merrill Lynch Mtg Investors Trust, Series 2003 E Class B3, 2.415% due 10/25/2028	CCC/Caa2	1,020,687	597,995

	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.511% due 8/25/2034	CCC/NR	756,490	687,499

	Option One Mtg Loan Trust, Series 2005-5 Class A3 Floating Rate Note, 0.375% due 12/25/2035	AA+/Baa2	1,220,353	1,187,103

	Popular ABS Mtg Pass-Through Trust, Series 2005-4 Class AF5, 5.149% due 9/25/2035	BB+/A3	4,757,551	4,931,726

	Residential Asset Mtg Products, Inc., 0.465% due 3/25/2035	NR/Aa3	266,698	262,571

	Residential Asset Mtg Products, Inc., 7.125% due 4/25/2031	AA+/NR	2,167,986	2,268,843

[a,c]	RiverView HECM Trust Series 2007-1 Class A, 0.64% due 5/25/2047	A-/Ba3	5,871,178	5,107,925

[a]	Shellpoint Asset Funding Trust, Series 2013-1 Class A1, 3.75% due 7/25/2043	AAA/NR	10,970,847	10,708,643

	Structured Asset Securities Corp., 5.50% due 3/25/2019	A+/Ba2	785,755	799,473

	Structured Asset Securities Corp., 2.37% due 3/25/2033	AA+/Baa1	2,521,616	2,475,646

	Washington Mutual Mtg, Series 2003-S13 Class 21-A1, 4.50% due 12/25/2018	A+/NR	649,273	651,113

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.615% due 2/25/2035	D/C	688,214	136,321

				37,227,785

	STUDENT LOAN — 1.76%

[a]	Nelnet Student Loan Trust Floating Rate Note, 0.765% due 6/25/2041	NR/Aaa	13,331,565	13,274,939

[a]	Pennsylvania Higher Education Assistance Agency Floating Rate Note, 0.715% due 5/25/2027	AA+/NR	5,738,203	5,675,814

	SLM Student Loan Trust, Series 2003-C Class A2 Floating Rate Note, 0.633% due 9/15/2020	A+/Aa2	2,502,934	2,428,688

	SLM Student Loan Trust, Series 2006-B Class A3 Floating Rate Note, 0.383% due 12/15/2022	AA/Aaa	366,041	365,466

[a]	SLM Student Loan Trust, Series 2011-B Class A2, 3.74% due 2/15/2029	AAA/Aaa	5,000,000	5,221,432

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	SLM Student Loan Trust, Series 2013-R1 Class A Floating Rate Note, 1.665% due 3/25/2033	AAA/NR	24,806,932	24,479,123

				51,445,462

	TOTAL ASSET BACKED SECURITIES (Cost $447,520,901)			446,796,638

	CORPORATE BONDS — 47.71%
	AUTOMOBILES & COMPONENTS — 1.31%
	Automobiles — 1.31%

[a]	American Honda Finance Corp., 1.00% due 8/11/2015	A+/A1	3,000,000	3,011,760

[a]	American Honda Finance Corp., 2.60% due 9/20/2016	A+/A1	5,000,000	5,202,065

[a]	Daimler Finance North America LLC, 1.25% due 1/11/2016	A-/A3	7,000,000	7,004,942

[a,b]	Hyundai Capital Services, Inc., 6.00% due 5/5/2015	BBB+/Baa1	7,900,000	8,401,587

[a]	Nissan Motor Acceptance Corp., 1.95% due 9/12/2017	BBB+/A3	14,900,000	14,786,149

				38,406,503

	BANKS — 7.25%
	Commercial Banks — 6.48%

[a,b]	ANZ National International Ltd., 3.125% due 8/10/2015	AA-/Aa3	4,000,000	4,145,724

[a,b]	Australia and New Zealand Bank, 2.40% due 11/23/2016	NR/Aaa	6,000,000	6,212,400

[a,b]	Banco Bradesco, 4.50% due 1/12/2017	BBB/Baa1	2,500,000	2,643,750

[a,b]	Banco BTG Pactual SA/Cayman Islands N.A., 4.00% due 1/16/2020	NR/Baa3	7,000,000	6,098,750

[a,b]	Banco Latinoamericano de Comercio Exterior, S.A., 3.75% due 4/4/2017	BBB/NR	4,000,000	4,080,000

[a,b]	Banco Santander Brasil Floating Rate Note, 2.343% due 3/18/2014	BBB/Baa2	7,883,000	7,883,567

[a,b]	Banco Santander Chile Floating Rate Note, 2.117% due 6/7/2018	A/Aa3	20,900,000	20,962,700

[a,b]	Bank of China Hong Kong, 3.75% due 11/8/2016	A+/Aa3	4,000,000	4,229,904

[a,b]	Barclays Bank plc, 2.50% due 9/21/2015	AAA/Aaa	14,550,000	15,000,148

[a,b]	Caixa Economica Federal, 4.50% due 10/3/2018	BBB/Baa2	15,000,000	14,902,500

[a,b]	Credit Agricole London, 1.692% due 1/21/2014	A/A2	7,000,000	7,004,739

[a,b]	Danske Bank A/S, 3.75% due 4/1/2015	A-/Baa1	4,000,000	4,134,360

[a,b]	DNB Bank ASA, 3.20% due 4/3/2017	A+/A1	10,000,000	10,454,500

[a,b]	HSBC Bank plc, 3.50% due 6/28/2015	AA-/Aa3	2,000,000	2,084,654

[a,b]	Kookmin Bank, 7.25% due 5/14/2014	AA/Aa1	7,000,000	7,160,111

	National City Bank Floating Rate Note, 0.612% due 6/7/2017	A-/A3	4,000,000	3,955,920

[a,b]	Oversea-Chinese Banking Corp. Ltd., 3.15% due 3/11/2023	A+/Aa3	29,650,000	29,653,617

[b]	Royal Bank of Scotland Group plc, 9.50% due 3/16/2022	BBB-/NR	12,000,000	14,049,360

[a]	Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020	BBB/A2	5,920,404	8,022,148

[a,b]	Standard Chartered plc, 3.20% due 5/12/2016	A+/A2	4,900,000	5,118,609

	Wells Fargo Bank N.A., 0.449% due 5/16/2016	A+/A1	4,629,000	4,585,747

[b]	Westpac Banking Corp., 3.00% due 8/4/2015	AA-/Aa2	2,000,000	2,077,794

[a,b]	Westpac Banking Corp. Floating Rate Note, 1.044% due 7/17/2015	NR/Aaa	5,000,000	5,045,590

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Thrifts & Mortgage Finance — 0.77%

[a,b]	Northern Rock Asset Management plc, 5.625% due 6/22/2017	AAA/Aaa	19,900,000	22,427,101

				211,933,693

	CAPITAL GOODS — 2.06%
	Aerospace & Defense — 0.44%

	Boeing Co., 5.00% due 3/15/2014	A/A2	1,500,000	1,513,821

	Exelis, Inc., 5.55% due 10/1/2021	BBB-/Baa3	11,338,000	11,403,704
	Construction & Engineering — 0.31%

[a]	URS Corp., 4.35% due 4/1/2017	BBB-/Baa3	8,895,000	9,061,559
	Industrial Conglomerates — 0.40%

[a,b]	Hutchison Whampoa Ltd., 3.50% due 1/13/2017	A-/A3	5,000,000	5,218,340

[a,b]	Smiths Group plc, 6.05% due 5/15/2014	BBB+/Baa2	2,900,000	2,939,582

[a,b]	Smiths Group plc, 7.20% due 5/15/2019	BBB+/Baa2	3,000,000	3,461,511
	Machinery — 0.65%

	Aeroquip Vickers, Inc., 6.875% due 4/9/2018	A-/NR	1,500,000	1,690,351

	Ingersoll Rand Co., 6.391% due 11/15/2027	BBB/Baa2	3,000,000	3,424,671

[a,b]	Volvo Treasury AB, 5.95% due 4/1/2015	BBB/Baa2	13,100,000	13,862,944
	Trading Companies & Distributors — 0.26%

[a]	Aviation Capital Group Corp., 6.75% due 4/6/2021	BB+/NR	3,000,000	3,262,299

[a]	Aviation Capital Group Corp., 7.125% due 10/15/2020	BB+/NR	3,912,000	4,382,438

				60,221,220

	CONSUMER DURABLES & APPAREL — 0.19%
	Household Durables — 0.10%

	Newell Rubbermaid, Inc., 2.00% due 6/15/2015	BBB-/Baa3	3,000,000	3,038,562
	Textiles, Apparel & Luxury Goods — 0.09%

	Nike, Inc., 5.15% due 10/15/2015	AA-/A1	2,315,000	2,478,640

				5,517,202

	CONSUMER SERVICES — 0.52%
	Diversified Consumer Services — 0.52%

	George Washington University, 4.411% due 9/15/2017	A+/A1	1,650,000	1,745,964

	Rensselaer Polytechnic I, 5.60% due 9/1/2020	A-/A3	10,925,000	11,670,587

	University of Chicago, 3.065% due 10/1/2024	AA/Aa1	1,747,000	1,758,438

				15,174,989

	DIVERSIFIED FINANCIALS — 7.29%
	Capital Markets — 4.16%

	Ares Capital Corp., 4.875% due 11/30/2018	BBB/NR	18,000,000	18,424,188

[a,b]	BTG Investments LP, 4.50% due 4/17/2018	NR/NR	19,950,000	18,154,500

[a,b]	Credit Suisse Group AG - Guernsey, 1.625% due 3/6/2015	NR/Aaa	12,900,000	13,061,250

	Deutsche Bank Financial LLC, 5.375% due 3/2/2015	BBB/Baa3	5,000,000	5,230,740

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Goldman Sachs Group, Inc. Floating Rate Note, 1.436% due 4/30/2018	A-/Baa1	15,610,000	15,794,417

	Goldman Sachs Group, Inc. Floating Rate Note, 1.341% due 11/15/2018	A-/Baa1	14,900,000	14,934,955

[a,b]	IPIC GMTN Ltd., 3.125% due 11/15/2015	AA/Aa3	1,000,000	1,033,750

[a,b]	IPIC GMTN Ltd., 5.00% due 11/15/2020	AA/Aa3	1,000,000	1,078,750

[a,b]	IPIC GMTN Ltd., 3.75% due 3/1/2017	AA/Aa3	3,000,000	3,161,250

[a,b]	IPIC GMTN Ltd., 5.50% due 3/1/2022	AA/Aa3	3,500,000	3,815,000

	Legg Mason, Inc., 5.50% due 5/21/2019	BBB/Baa1	13,065,000	14,292,104

[a,b]	Macquarie Bank Ltd., 3.45% due 7/27/2015	A/A2	2,000,000	2,068,300

[a,b]	Macquarie Group Ltd., 7.30% due 8/1/2014	BBB/A3	8,000,000	8,292,952

	Merrill Lynch & Co., 0.792% due 5/2/2017	BBB+/Baa3	2,500,000	2,435,293
	Consumer Finance — 1.32%

	American Express Credit Co., 5.125% due 8/25/2014	A-/A2	3,000,000	3,091,347

	American Express Credit Co., 2.80% due 9/19/2016	A-/A2	8,000,000	8,359,040

[a,b]	Banque PSA Finance, 2.144% due 4/4/2014	BB+/Ba1	7,000,000	6,988,800

[a,b]	DFS Funding Corp. Floating Rate Note, 1.068% due 6/15/2015	NR/Baa3	2,400,000	2,337,960

	Western Union Co., 2.375% due 12/10/2015	BBB+/Baa2	1,000,000	1,023,311

	Western Union Co., 2.875% due 12/10/2017	BBB+/Baa2	2,250,000	2,284,285

	Western Union Co., 3.35% due 5/22/2019	BBB+/Baa2	11,350,000	11,329,695

	Western Union Co., 6.50% due 2/26/2014	BBB+/Baa2	1,000,000	1,008,683

	Western Union Co., 3.65% due 8/22/2018	BBB+/Baa2	2,000,000	2,038,770
	Diversified Financial Services — 1.81%

	Citigroup, Inc., 5.00% due 9/15/2014	BBB+/Baa3	3,000,000	3,085,455

[a]	CME Group Index Services, 4.40% due 3/15/2018	AA-/Aa3	4,530,000	4,888,627

	General Electric Capital Corp. Floating Rate Note, 1.243% due 3/15/2023	AA+/A1	7,725,000	7,685,394

	General Electric Capital Corp. Floating Rate Note, 0.395% due 12/28/2018	AA+/A1	4,850,000	4,665,069

	JPMorgan Chase Bank N.A. Floating Rate Note, 0.574% due 6/13/2016	A/A2	16,875,000	16,786,322

[b]	Korea Development Bank, 8.00% due 1/23/2014	A/Aa3	3,000,000	3,012,321

[a,b]	National Agricultural Cooperative Federation, 5.00% due 9/30/2014	A/A1	2,000,000	2,057,366

	National Rural Utilities CFC, 10.375% due 11/1/2018	A+/A1	2,000,000	2,704,768

[a]	USAA Capital Corp., 2.25% due 12/13/2016	AA+/Aa1	7,950,000	8,150,173

				213,274,835

	ENERGY — 5.67%
	Energy Equipment & Services — 0.53%

[a,b]	Petrofac Ltd., 3.40% due 10/10/2018	BBB+/Baa1	7,000,000	7,050,085

	Rowan Companies, Inc., 7.875% due 8/1/2019	BBB-/Baa3	7,000,000	8,407,252
	Oil, Gas & Consumable Fuels — 5.14%

[a,b]	BG Energy Capital plc, 2.875% due 10/15/2016	A-/A2	4,900,000	5,115,105

[b]	BP Capital Markets plc, 3.875% due 3/10/2015	A/A2	2,000,000	2,080,594

	Buckeye Partners LP, 4.15% due 7/1/2023	BBB-/Baa3	7,000,000	6,730,787

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a,b]	CNPC General Capital Ltd., 2.75% due 4/19/2017	A+/A1	5,000,000	5,073,110

[a,b]	CNPC General Capital Ltd., 1.45% due 4/16/2016	A+/A1	2,900,000	2,872,554

[a]	DCP Midstream LLC, 9.75% due 3/15/2019	BBB-/Baa2	6,500,000	8,087,541

	Energen Corp., 4.625% due 9/1/2021	BBB-/Baa3	10,000,000	9,790,650

	Energy Transfer Partners LP, 9.70% due 3/15/2019	BBB-/Baa3	3,856,000	4,992,591

[a]	Florida Gas Transmission Co. LLC, 4.00% due 7/15/2015	BBB/Baa2	2,000,000	2,085,326

[a,b]	Gazprom, 4.95% due 5/23/2016	BBB/Baa1	4,000,000	4,246,000

[a,b]	Gazprom Neft OAO, 6.00% due 11/27/2023	BBB-/Baa2	7,000,000	7,105,000

	Gulf South Pipeline Co. LP, 4.00% due 6/15/2022	BBB/Baa1	4,000,000	3,900,216

[a,b]	Harvest Operations Corp., 2.125% due 5/14/2018	A+/A1	7,000,000	6,825,434

[a,b]	Korea National Oil Corp., 4.00% due 10/27/2016	A+/A1	2,000,000	2,129,720

[a]	Maritimes & Northeast Pipeline, LLC, 7.50% due 5/31/2014	BBB-/Ba1	2,468,400	2,522,088

[a]	Northern Natural Gas Co., 5.75% due 7/15/2018	A-/A2	50,000	56,840

	NuStar Logistics LP, 4.75% due 2/1/2022	BB+/Ba1	5,000,000	4,411,595

[a,b]	Odebrecht Offshore Drilling Finance Ltd., 6.75% due 10/1/2022	BBB/Baa3	19,692,000	20,154,762

[b]	Petroleos Mexicanos Floating Rate Note, 2.266% due 7/18/2018	BBB+/Baa1	10,000,000	10,300,000

[b]	Sasol Financing International plc, 4.50% due 11/14/2022	BBB/Baa1	4,000,000	3,720,000

[a]	Semco Energy, Inc., 5.15% due 4/21/2020	A-/A3	3,000,000	3,113,109

[a,b]	Sinopec Capital (2013) Ltd., 1.875% due 4/24/2018	A+/Aa3	20,000,000	19,375,620

[a,b]	Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017	A+/Aa3	6,000,000	6,134,892

	Sunoco Logistics, 8.75% due 2/15/2014	BBB-/Baa3	5,000,000	5,044,025

[a]	Texas Gas Transmission LLC, 4.50% due 2/1/2021	BBB/Baa1	4,480,000	4,532,465

				165,857,361

	FOOD, BEVERAGE & TOBACCO — 1.28%
	Beverages — 0.58%

	Coca Cola Enterprises, Inc., 5.71% due 3/18/2037	AA-/NR	3,380,000	3,496,958

[b]	Coca Cola HBC Finance BV, 5.50% due 9/17/2015	BBB/Baa1	7,885,000	8,423,112

[a,b]	Coca Cola Icecek Uretim A.S., 4.75% due 10/1/2018	NR/Baa3	5,000,000	5,088,100
	Food Products — 0.03%

	Corn Products International, Inc., 3.20% due 11/1/2015	BBB/Baa2	1,000,000	1,035,416
	Tobacco — 0.67%

[a,b]	B.A.T International Finance plc, 2.125% due 6/7/2017	A-/A3	8,000,000	8,089,704

	Lorillard Tobacco Co., 3.75% due 5/20/2023	BBB-/Baa2	6,230,000	5,671,599

	Lorillard Tobacco Co., 6.875% due 5/1/2020	BBB-/Baa2	5,000,000	5,770,365

				37,575,254

	HEALTH CARE EQUIPMENT & SERVICES — 0.28%
	Health Care Providers & Services — 0.28%

	Catholic Health Initiatives, 1.60% due 11/1/2017	A+/NR	1,900,000	1,841,571

	Catholic Health Initiatives, 2.95% due 11/1/2022	A+/A1	7,000,000	6,361,936

				8,203,507

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	HOTELS RESTAURANTS & LEISURE — 0.07%
	Hotels, Restaurants & Leisure — 0.07%

[a,b]	TDIC Finance Ltd., 6.50% due 7/2/2014	AA/A1	1,900,000	1,945,600

				1,945,600

	HOUSEHOLD & PERSONAL PRODUCTS — 0.07%
	Household Products — 0.07%

	Energizer Holdings, Inc., 4.70% due 5/24/2022	BBB-/Baa3	2,000,000	1,996,372

				1,996,372

	INSURANCE — 2.38%
	Insurance — 2.38%

[a]	Forethought Financial Group, Inc., 8.625% due 4/15/2021	BBB-/Baa3	2,600,000	2,867,673

	Hanover Insurance Group, Inc., 6.375% due 6/15/2021	BBB-/Baa3	2,480,000	2,713,105

	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	BBB/Baa2	3,000,000	3,002,763

[a,b]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	BBB/Baa2	10,000,000	10,097,796

[a]	Liberty Mutual Group, Inc., 5.75% due 3/15/2014	BBB-/Baa2	1,000,000	1,009,978

[a]	MassMutual Global Funding LLC, 2.00% due 4/5/2017	AA+/Aa2	8,000,000	8,023,504

[a]	MetLife Institutional Funding II, 1.625% due 4/2/2015	AA-/Aa3	5,000,000	5,056,450

[a]	Metropolitan Life Global Funding I, 1.70% due 6/29/2015	AA-/Aa3	4,000,000	4,060,108

[a]	Metropolitan Life Global Funding I, 0.994% due 1/10/2014	AA-/Aa3	6,000,000	6,000,924

[b]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	BBB/NR	5,000,000	4,905,980

[a]	Principal Life Global Funding II, 1.00% due 12/11/2015	A+/A1	7,000,000	7,014,245

[a]	Prudential Covered Trust Co., 2.997% due 9/30/2015	A/Baa1	2,550,000	2,628,996

	Unitrin, Inc., 6.00% due 11/30/2015	BBB-/Baa3	5,000,000	5,347,830

[a,b]	White Mountains Re Group Ltd., 6.375% due 3/20/2017	BBB/Baa3	6,335,000	6,866,392

				69,595,744

	MATERIALS — 3.67%
	Chemicals — 0.47%

[a]	Incitec Pivot Finance LLC, 6.00% due 12/10/2019	BBB/Baa3	4,538,000	4,966,551

[a,b]	Incitec Pivot Ltd., 4.00% due 12/7/2015	BBB/Baa3	4,325,000	4,497,429

	RPM International, Inc., 6.125% due 10/15/2019	BBB-/Baa3	4,000,000	4,485,984
	Construction Materials — 0.03%

	CRH America, Inc., 8.125% due 7/15/2018	BBB+/Baa2	650,000	796,199
	Metals & Mining — 3.17%

[a,b]	Anglo American Capital plc, 2.625% due 9/27/2017	BBB/Baa2	9,700,000	9,741,797

[b]	Anglogold Holdings plc, 5.125% due 8/1/2022	BB+/Baa3	7,000,000	6,037,500

[b]	Anglogold Holdings plc, 5.375% due 4/15/2020	BB+/Baa3	9,100,000	8,508,500

[b]	ArcelorMittal, 5.00% due 2/25/2017	BB+/Ba1	3,000,000	3,217,500

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[b]	ArcelorMittal, 4.25% due 8/5/2015	BB+/Ba1	3,000,000	3,105,000

[b]	ArcelorMittal, 10.35% due 6/1/2019	BB+/Ba1	8,089,000	10,232,585

	Carpenter Technology Corp., 4.45% due 3/1/2023	BBB/Baa3	3,000,000	2,878,500

[a]	Glencore Funding LLC Floating Rate Note, 1.604% due 1/15/2019	BBB/Baa2	15,000,000	14,713,485

[b]	Kinross Gold Corp., 3.625% due 9/1/2016	NR/Baa3	7,000,000	7,079,646

[a,b]	Newcrest Finance Property Ltd., 4.45% due 11/15/2021	BBB-/Baa3	10,000,000	8,318,440

[a,b]	Newcrest Finance Property Ltd., 4.20% due 10/1/2022	BBB-/Baa3	10,459,000	8,356,699

[a,b]	Samarco Mineracao S.A., 4.125% due 11/1/2022	BBB/NR	6,000,000	5,400,000

[a,b]	Xstrata Finance Canada Ltd., 4.95% due 11/15/2021	BBB/Baa2	5,000,000	5,064,665

				107,400,480

	MEDIA — 0.26%
	Media — 0.26%

	The Washington Post Co., 7.25% due 2/1/2019	BBB/Baa1	5,000,000	5,940,365

	Time Warner Cable, Inc., 8.05% due 1/15/2016	BBB/Baa2	200,000	226,290

	Time Warner Cable, Inc., 7.50% due 4/1/2014	BBB/Baa2	1,500,000	1,524,903

				7,691,558

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.27%
	Biotechnology — 0.11%

	Genzyme Corp., 3.625% due 6/15/2015	AA/A1	3,000,000	3,132,870
	Pharmaceuticals — 0.16%

[b]	Teva Pharmaceuticals, 2.40% due 11/10/2016	A-/A3	4,500,000	4,629,906

				7,762,776

	REAL ESTATE — 1.65%
	Real Estate Investment Trusts — 1.21%

	Alexandria Real Estate Equities, Inc., 3.90% due 6/15/2023	BBB-/Baa2	11,700,000	10,902,399

	Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017	BBB-/Baa3	4,000,000	4,290,148

	Washington REIT, 4.95% due 10/1/2020	BBB/Baa2	19,100,000	20,097,861
	Real Estate Management & Development — 0.44%

[a,b]	Deutsche Annington Finance B.V., 3.20% due 10/2/2017	NR/NR	10,000,000	10,134,500

	Jones Lang LaSalle, Inc., 4.40% due 11/15/2022	BBB-/Baa2	3,000,000	2,881,377

				48,306,285

	RETAILING — 0.85%
	Multiline Retail — 0.63%

	Family Dollar Stores, Inc., 5.00% due 2/1/2021	BBB-/Baa3	18,000,000	18,369,324
	Specialty Retail — 0.22%

	Advance Auto Parts, Inc., 4.50% due 1/15/2022	BBB-/Baa3	6,400,000	6,494,349

				24,863,673

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.57%
	Semiconductors & Semiconductor Equipment — 0.57%

	KLA Tencor Corp., 6.90% due 5/1/2018	BBB/Baa1	14,314,000	16,749,398

				16,749,398

	SOFTWARE & SERVICES — 1.40%
	Information Technology Services — 1.30%

	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	NR/NR	8,000,000	8,048,216

	Moody’s Corp., 4.875% due 2/15/2024	BBB+/NR	17,000,000	16,984,598

	SAIC, Inc., 4.45% due 12/1/2020	BBB/Baa2	2,000,000	2,005,080

	Total System Services, Inc., 2.375% due 6/1/2018	BBB+/Baa3	11,145,000	10,842,792
	Software — 0.10%

	CA Technologies, Inc., 2.875% due 8/15/2018	NR/NR	2,925,000	2,917,281

				40,797,967

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.97%
	Communications Equipment — 0.48%

[b]	Ericsson LM, 4.125% due 5/15/2022	BBB+/A3	14,300,000	13,899,171
	Computers & Peripherals — 0.49%

	Hewlett-Packard Co., 3.30% due 12/9/2016	BBB+/Baa1	2,000,000	2,093,252

	Lexmark International, Inc., 5.125% due 3/15/2020	BBB-/Baa3	12,000,000	12,299,388

				28,291,811

	TELECOMMUNICATION SERVICES — 3.54%
	Diversified Telecommunication Services — 2.00%

	AT&T, Inc. Floating Rate Note, 1.146% due 11/27/2018	A-/A3	16,250,000	16,373,793

[a,c]	Hidden Ridge Facility, 5.65% due 1/1/2022	NR/Baa2	3,858,482	4,172,999

	Michigan Bell Telephone Co., 7.85% due 1/15/2022	A-/NR	3,000,000	3,591,576

[a,b]	Oi S.A., 5.75% due 2/10/2022	BBB-/Baa3	5,000,000	4,600,000

[a,b]	Qtel International Finance Ltd., 6.50% due 6/10/2014	A/A2	900,000	919,170

[a,b]	Qtel International Finance Ltd., 3.375% due 10/14/2016	A/A2	500,000	523,770

	Qwest Corp., 6.75% due 12/1/2021	BBB-/Baa3	3,000,000	3,284,892

[b]	Telecom Italia Capital SA, 6.175% due 6/18/2014	BB+/Ba1	1,950,000	1,993,875

[b]	Telefonica Emisiones SAU, 6.421% due 6/20/2016	BBB/Baa2	9,900,000	11,032,065

	Verizon Communications, Inc., 2.50% due 9/15/2016	BBB+/Baa1	4,830,000	4,994,394

	Verizon Communications, Inc., 4.50% due 9/15/2020	BBB+/Baa1	4,775,000	5,111,953

	Verizon Communications, Inc. Floating Rate Note, 1.993% due 9/14/2018	BBB+/Baa1	1,825,000	1,918,984
	Wireless Telecommunication Services — 1.54%

[a]	Crown Castle Towers LLC, 6.113% due 1/15/2040	NR/A2	4,395,000	4,928,250

[a]	Crown Castle Towers, LLC, 5.495% due 1/15/2037	NR/A2	8,120,000	8,796,022

[a]	Richland Towers, 4.606% due 3/15/2041	NR/NR	2,288,013	2,372,930

[a]	SBA Tower Trust, 4.254% due 4/15/2040	NR/A2	14,125,000	14,301,421

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

[a]	SBA Tower Trust, 5.101% due 4/15/2042	NR/A2	2,305,000	2,484,636

[a]	Unison Ground Lease Funding LLC, 6.392% due 4/15/2040	NR/NR	8,540,000	9,300,513

[a]	Unison Ground Lease Funding LLC, 5.349% due 4/15/2040	NR/NR	2,470,000	2,683,919

				103,385,162

	TRANSPORTATION — 1.62%
	Air Freight & Logistics — 0.15%

[a]	FedEx Corp., 2.625% due 1/15/2018	BBB/A3	4,026,504	4,110,512

	FedEx Corp., 8.76% due 5/22/2015	BBB/A3	249,782	257,276
	Airlines — 0.77%

[a]	American Airlines 2013-2 Class A, 4.95% due 7/15/2024	A-/NR	2,807,000	2,926,298

[a,b]	BAA Funding Ltd., 2.50% due 6/25/2017	A-/NR	5,000,000	5,066,035

[b,c]	Iberbond plc, 4.826% due 12/24/2017	NR/Baa3	2,353,438	2,376,972

	US Airways 2010-1 Class A Pass Through Trust, 6.25% due 10/22/2024	A-/Baa1	6,300,431	6,883,220

[a,b]	Virgin Australia 2013-1A Trust, 5.00% due 4/23/2025	NR/Baa2	5,000,000	5,162,500
	Road & Rail — 0.70%

[a,b]	Asciano Finance, 5.00% due 4/7/2018	BBB-/Baa2	2,000,000	2,120,452

[a,b]	Asciano Finance, 4.625% due 9/23/2020	BBB-/Baa2	5,830,000	5,836,040

[a,b]	Asciano Finance, 3.125% due 9/23/2015	BBB-/Baa2	3,000,000	3,067,890

[a,b]	LeasePlan Corp. NV, 2.50% due 5/16/2018	BBB+/Baa2	9,900,000	9,624,780

				47,431,975

	UTILITIES — 4.54%
	Electric Utilities — 2.74%

	Detroit Edison Corporate Senior Note Series D, 5.40% due 8/1/2014	A/A1	2,000,000	2,052,996

[a,b]	Electricite de France SA, 5.50% due 1/26/2014	A+/Aa3	1,250,000	1,253,425

[a,b]	Enel Finance International S.A., 6.25% due 9/15/2017	BBB/Baa2	9,500,000	10,609,809

	Entergy Louisiana LLC, 4.80% due 5/1/2021	A-/A3	4,300,000	4,570,939

	Entergy Texas, Inc., 3.60% due 6/1/2015	A-/Baa2	3,000,000	3,098,976

	Entergy Texas, Inc., 7.125% due 2/1/2019	A-/Baa2	2,000,000	2,351,196

[a,b]	Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014	BBB/Baa1	5,900,000	6,018,425

	Idaho Power Corp., 6.025% due 7/15/2018	A-/A2	1,000,000	1,146,203

[a,b]	Korea East-West Power Co., 2.50% due 7/16/2017	A+/A1	5,000,000	4,997,265

[a,b]	Korea Western Power Co., Ltd., 2.875% due 10/10/2018	A+/A1	10,000,000	9,941,880

	Metropolitan Edison Co., 7.70% due 1/15/2019	BBB-/Baa2	2,250,000	2,713,025

[a]	Monongahela Power Co., 4.10% due 4/15/2024	BBB+/Baa1	5,000,000	4,997,620

[a]	Monongahela Power Co., 5.70% due 3/15/2017	BBB+/Baa1	4,785,000	5,216,487

	MP Environmental, 4.982% due 7/15/2016	AAA/Aaa	749,114	755,755

	Public Service Co. of New Mexico, 5.35% due 10/1/2021	BBB/Baa3	3,000,000	3,204,246

[a]	Rochester Gas & Electric, 5.90% due 7/15/2019	A/A3	11,732,000	13,303,572

[a]	Steelriver Transmission Co. LLC, 4.71% due 6/30/2017	NR/Baa2	3,469,275	3,572,965

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Toledo Edison Co., 7.25% due 5/1/2020	BBB/Baa1	167,000	199,064
	Gas Utilities — 0.39%

[a,b]	APT Pipelines Ltd., 3.875% due 10/11/2022	BBB/Baa2	5,500,000	5,062,469

[a]	Southern Star Central Gas Pipeline, Inc., 6.00% due 6/1/2016	BBB-/Baa3	5,715,000	6,255,399
	Independent Power Producers & Energy Traders — 0.26%

[a]	Midland Cogeneration Venture, 6.00% due 3/15/2025	BBB-/NR	7,523,712	7,746,429
	Multi-Utilities — 1.15%

	Black Hills Corp., 5.875% due 7/15/2020	BBB/Baa2	5,000,000	5,578,120

[a]	Enogex, LLC, 6.875% due 7/15/2014	BBB-/Baa3	4,000,000	4,112,992

[a]	Enogex, LLC, 6.25% due 3/15/2020	BBB-/Baa3	3,640,000	3,938,931

[a,b]	Korea Hydro & Nuclear Power Co. Ltd., 2.875% due 10/2/2018	A+/A1	7,000,000	6,959,491

[a]	Niagara Mohawk Power Corp., 4.881% due 8/15/2019	A-/A3	10,000,000	11,054,540

	SCANA Corp., 4.125% due 2/1/2022	BBB/Baa3	2,000,000	1,942,258

				132,654,477

	TOTAL CORPORATE BONDS (Cost $1,375,402,170)			1,395,037,842

	CONVERTIBLE BONDS — 0.63%
	REAL ESTATE — 0.63%

	Real Estate Investment Trusts — 0.63%

[a]	IAS Operating Partnership LP, 5.00% due 3/15/2018	NR/NR	19,950,000	18,366,469

				18,366,469

	TOTAL CONVERTIBLE BONDS (Cost $19,950,000)			18,366,469

	MUNICIPAL BONDS — 5.86%

	American Municipal Power Ohio, Inc., 5.072% due 2/15/2018	A/A3	5,000,000	5,394,200

	Anaheim California Public Financing Authority, 5.316% due 9/1/2017 (Insured: Natl Re/FGIC)	A/A1	1,840,000	1,829,586

	Anaheim California Public Financing Authority, 5.486% due 9/1/2020 (Insured: Natl-Re)	A/A1	3,270,000	3,199,499

	Brentwood California Infrastructure Financing Authority, 6.16% due 10/1/2019	AA-/NR	2,110,000	2,224,341

	California Health Facilities Financing Authority, 6.76% due 2/1/2019	A/NR	3,905,000	4,188,347

	California School Finance Authority, 5.041% due 7/1/2020 (LOC: City National Bank)	AA+/NR	4,000,000	4,055,520

	Camden County New Jersey, 5.47% due 7/1/2018	A+/A2	2,140,000	2,266,132

	Camden County New Jersey, 5.62% due 7/1/2019	A+/A2	3,025,000	3,164,483

	Carson California Redevelopment Agency, 4.511% due 10/1/2016	A-/NR	3,955,000	3,941,434

	City of North Little Rock Arkansas, 3.562% due 7/1/2022 (Insured: AGM)	AA-/NR	8,185,000	7,708,551

	City of Riverside California, 5.61% due 8/1/2017	A/Aa2	2,000,000	2,155,100

	City of Wilkes-Barre Pennsylvania GO, 4.82% due 11/15/2014 (Insured: AMBAC)	NR/NR	425,000	437,397

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

		Credit Rating† S&P/Moody’s	Principal Amount	Value

	Connecticut Housing Finance Authority, 5.071% due 11/15/2019	AAA/Aaa	2,875,000	2,888,886

	Denver Public Schools COP, 2.018% due 12/15/2019 (School District No. 1 Educational Facilities)	NR/Aa3	3,000,000	2,811,330

	Florida Hurricane Catastrophe Fund Finance Corp., 1.298% due 7/1/2016 (Reimbursement Contracts for Covered Event Losses)	AA-/Aa3	7,500,000	7,483,875

	Florida State Board of Education, 3.60% due 6/1/2015	AAA/Aa1	3,000,000	3,111,570

	Fort Collins Colorado Electric Utility, 4.92% due 12/1/2020	AA-/NR	2,250,000	2,273,557

	Illinois Finance Authority, 5.629% due 7/1/2016 (Insured: Syncora)	AA-/NR	1,100,000	1,135,354

	Irvine Ranch Water District Joint Powers Agency, 2.388% due 3/15/2014	A-/NR	13,480,000	13,487,818

	JobsOhio Beverage System, 2.217% due 1/1/2019	AA/A2	11,245,000	10,743,023

	Kentucky Asset/Liability Commission, 2.099% due 4/1/2019 (Commonwealth of Kentucky State Medical Insurance and Teachers’ Retirement System Obligations)	A+/Aa3	3,000,000	2,847,810

	Los Angeles California Municipal Improvement Corp. (Build America Bonds), 6.165% due 11/1/2020 (Build America Bonds)	A+/A3	10,000,000	10,624,900

	Los Angeles County California Public Works Financing Authority, 5.591% due 8/1/2020	AA/A1	3,000,000	3,195,120

	Louisiana Public Facilities Authority, 5.72% due 7/1/2015 (Insured: CIFG)	AA-/A3	890,000	886,111

	Maine Finance Authority, 4.55% due 10/1/2014	A/NR	365,000	370,238

	Massachusetts Housing Finance Agency, 1.45% due 12/1/2015 (Multi-Family Residential Development)	A+/Aa3	8,550,000	8,544,528

	Menomonee Falls Wisconsin GO, 4.25% due 11/1/2014	NR/Aa2	3,350,000	3,361,256

[a]	Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)	AA-/Baa1	625,000	654,121

	New York City Transitional Finance Authority, 4.075% due 11/1/2020	AAA/Aa1	2,500,000	2,575,850

	Oakland California Redevelopment Agency, 8.00% due 9/1/2016	A-/NR	4,200,000	4,454,814

	Oklahoma Development Finance Authority, 8.00% due 5/1/2020	NR/NR	7,675,000	7,677,456

	Orleans Parish School Board Louisiana GO, 4.40% due 2/1/2021 (Insured: AGM)	AA-/A2	10,000,000	10,048,000

	Port St. Lucie Florida, 4.457% due 9/1/2014 (Wyndcrest)	A/A1	1,470,000	1,485,920

	Redlands California Redevelopment Agency, 5.818% due 8/1/2022 (Insured: AMBAC)	A-/NR	2,075,000	1,983,970

	Rutgers State University GO, 2.342% due 5/1/2019 (New Brunswick, Newark and Camden Campus Facilities )	AA-/Aa3	3,485,000	3,341,104

	Rutgers State University GO, 3.028% due 5/1/2021 (New Brunswick, Newark and Camden Campus Facilities)	AA-/Aa3	1,500,000	1,419,975

	San Bernardino County California San Sevaine Redevelopment Agency, 7.135% due 9/1/2020	BBB/NR	1,665,000	1,705,776

	San Francisco California City and County Redevelopment Financing Authority, 8.00% due 8/1/2019	A/Ba1	6,500,000	7,177,560

	San Jose California Redevelopment Agency, 4.281% due 8/1/2014	A/Ba1	750,000	759,202

	Tampa-Hillsborough County Expressway Authority, 2.22% due 7/1/2018 (Electronic Tolling Program)	A-/A3	2,000,000	1,923,340

	Tampa-Hillsborough County Expressway Authority, 2.49% due 7/1/2019 (Electronic Tolling Program)	A-/A3	2,500,000	2,351,900

	Tampa-Hillsborough County Expressway Authority, 2.84% due 7/1/2020 (Electronic Tolling Program)	A-/A3	1,750,000	1,639,785

	Town of Victor, New York, 9.20% due 5/1/2014	NR/NR	255,000	256,423

	Wallenpaupack Pennsylvania Area School District GO, (State Aid Withholding), 3.80% due 9/1/2019	AA-/NR	3,000,000	2,935,950

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

	Credit Rating† S&P/Moody’s	Principal Amount	Value

Wallenpaupack Pennsylvania Area School District GO, (State Aid Withholding), 4.00% due 9/1/2020	AA-/NR	2,750,000	2,668,352

Wisconsin State Health & Educational Facilities (Richland Hospital), 7.08% due 6/1/2016 (Richland Hospital, Inc.; Insured: ACA)	NR/NR	945,000	931,137

Yuba California Levee Financing Authority, 6.375% due 9/1/2021	AA-/NR	1,000,000	1,021,950

TOTAL MUNICIPAL BONDS (Cost $170,318,260)			171,342,551

SHORT TERM INVESTMENTS — 2.98%

Bank of New York Tri-Party Repurchase Agreement 0.23% dated 12/31/2013 due 1/2/2014, repurchase price $87,001,112 collateralized by 46 U.S. Government debt securities and 21 corporate debt securities, having an average coupon of 3.15%, a minimum credit rating of BBB-, maturity dates from 2/13/2015 to 1/15/2044, and having an aggregate market value of $91,004,824 at 12/31/2013	NR/NR	87,000,000	87,000,000

TOTAL SHORT TERM INVESTMENTS (Cost $87,000,000)			87,000,000

TOTAL INVESTMENTS — 94.93% (COST $2,770,923,582)			$2,775,465,261

OTHER ASSETS LESS LIABILITIES — 5.07%			148,302,889

NET ASSETS — 100.00%			$2,923,768,150

Footnote Legend

†	Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody’s ratings from MIG-1 to MIG-4 and Standard and Poor’s ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2013, the aggregate value of these securities in the Fund’s portfolio was $1,296,766,307, representing 44.35% of the Fund’s net assets.
b	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ACA	Insured by American Capital Access
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
ARM	Adjustable Rate Mortgage
CIFG	Insured by CIFG Assurance North America Inc.
CMO	Collateralized Mortgage Obligation
COP	Certificates of Participation
FCB	Farm Credit Bank
FGIC	Insured by Financial Guaranty Insurance Co.
GO	General Obligation
LOC	Letter of Credit
Mtg	Mortgage
Natl-Re	Insured by National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Syncora	Insured by Syncora Guarantee Inc.
VA	Veterans Affairs

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Funds have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Funds are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Funds, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Funds may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Limited Term Income Fund	December 31, 2013 Unaudited

future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities
U.S. Treasury Securities	$36,402,643	$36,402,643	$-	$-
U.S. Government Agencies	276,314,600	-	259,122,124	17,192,476
Other Government	110,041,381	-	95,870,867	14,170,514
Mortgage Backed	234,163,137	-	234,163,137	-
Asset Backed Securities	446,796,638	-	424,568,901	22,227,737
Corporate Bonds	1,395,037,842	-	1,388,487,870	6,549,972
Convertible Bonds	18,366,469	-	18,366,469	-
Municipal Bonds	171,342,551	-	171,342,551	-
Short Term Investments	87,000,000	-	87,000,000	-

Total Investments in Securities	$2,775,465,261	$36,402,643	$2,678,921,919	$60,140,699

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2013.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2013 is as follows:

	Asset Backed Securities	Corporate Bonds	U.S. & Other Government	Total

Beginning Balance 9/30/2013	$17,301,500	$7,169,575	$46,112,272	$70,583,347
Accrued Discounts/(Premiums)	11,161	3,573	(8,334)	6,400
Net Realized Gain/(Loss)	41,432	12,632	451	54,515
Gross Purchases	–	–	–	–
Gross Sales	(415,840)	(577,125)	(687,984)	(1,680,949)
Change in Unrealized Appreciation (Depreciation)	204,535	(58,683)	(262,051)	(116,199)
Transfers into Level 3(a)	5,084,949	–	–	5,084,949
Transfers out of Level 3(a)	–	–	(13,791,364)	(13,791,364)

Ending Balance 12/31/2013(b)	$22,227,737	$6,549,972	$31,362,990	$60,140,699

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2013. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)	Level 3 investments represent 2.06% of total Net Assets at the period ended December 31, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 4.31%

	COMMERCIAL & PROFESSIONAL SERVICES — 0.39%

	Commercial Services & Supplies — 0.39%

	Republic Services, Inc.	100,000	$3,320,000

			3,320,000

	ENERGY — 2.78%

	Oil, Gas & Consumable Fuels — 2.78%

	Eni S.p.A.	147,400	3,546,589

[a]	Halcon Resources Corp.	23,706	91,505

	Kinder Morgan, Inc.	87,000	3,132,000

	Linn Co., LLC	167,800	5,169,918

[a,b]	ROMGAZ SA GDR 144a	375,300	3,809,295

	Royal Dutch Shell plc ADR	51,300	3,656,151

	Total SA	70,400	4,312,697

			23,718,155

	REAL ESTATE — 0.61%

	Real Estate Investment Trusts — 0.61%

	Annaly Capital Management, Inc.	212,700	2,120,619

	Capstead Mortgage Corp.	259,027	3,129,046

			5,249,665

	TELECOMMUNICATION SERVICES — 0.53%

	Wireless Telecommunication Services — 0.53%

	Tele2 AB	400,000	4,530,578

			4,530,578

	TOTAL COMMON STOCK (Cost $40,140,762)		36,818,398

	PREFERRED STOCK — 3.15%

	BANKS — 2.02%

	Commercial Banks — 1.66%

	Cobank ACB Pfd, 6.25%	50,000	4,912,500

	First Niagara Financial Group Pfd, 8.625%	17,732	494,350

	GMAC Capital Trust I Pfd, 8.125%	140,000	3,743,600

[c]	United Community Bank Pfd, 5.00%	5,000	4,987,500

	Thrifts & Mortgage Finance — 0.36%

[b]	Falcons Funding Trust I Pfd, 8.875%	3,000	3,107,813

			17,245,763

	ENERGY — 0.38%

	Oil, Gas & Consumable Fuels — 0.38%

	Halcon Resources Corp. Pfd, 5.75%	4,000	3,226,640

			3,226,640

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	MISCELLANEOUS — 0.60%

	U.S. Government Agencies — 0.60%

	Farm Credit Bank of Texas Pfd, 10.00%	1,000	1,165,625

	AgriBank, FCB Pfd, 6.875%	40,000	4,010,000

			5,175,625

	REAL ESTATE — 0.15%

	Real Estate Investment Trusts — 0.15%

	Alexandria Real Estate Pfd, 7.00%	50,000	1,255,000

			1,255,000

	TOTAL PREFERRED STOCK (Cost $26,868,900)		26,903,028

	ASSET BACKED SECURITIES — 11.78%

	COMMERCIAL MTG TRUST — 3.28%

[b]	Capital Automotive REIT, Series 2012-1A Class A, 4.70%, 7/15/2042	$2,939,413	2,913,840

	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.778%, 3/25/2034	144,838	82,484

[b]	Commercial Mtg Pass-Through Certificates, Series 2011-FL1 Class B, 4.011%, 7/17/2028	645,827	653,174

[b]	CVS Pass-Through Trust, 9.35%, 1/10/2023	4,605,000	5,298,416

[b]	FREMF Mtg Trust, Series 2011-K704 Class B, 4.533%, 10/25/2030	4,000,000	4,105,977

[b]	FREMF Mtg Trust, Series 2012-K709 Class C, 3.741%, 4/25/2045	3,046,000	2,863,096

[b]	FREMF Mtg Trust, Series 2012-KF01 Class B Floating Rate Note, 2.768%, 10/25/2044	2,000,000	2,023,274

[b]	FREMF Mtg Trust, Series 2013-KF02 Class B Floating Rate Note, 3.165%, 12/25/2045	2,997,730	3,033,871

[b]	JP Morgan Chase Commercial Mtg Trust, Series 2013-JWRZ Class D Floating Rate Note, 3.157%, 4/15/2030	4,000,000	3,991,477

[b]	Motel 6 Trust, Series 2012-MTL6 Class C, 3.139%, 10/5/2025	3,000,000	2,986,427

			27,952,036

	OTHER ASSET BACKED — 3.91%

[b,c]	Aircraft Certificate Owner Trust, Series 2003-1A Class E, 7.001%, 9/20/2022	5,980,000	6,069,700

[b,c]	Concord Funding Co., LLC, Series 2012-2 Class B, 4.145%, 1/15/2017	4,000,000	3,925,000

[b,c]	Concord Funding Co., LLC, Series 2013-1 Class B, 3.92%, 2/15/2015	5,675,000	5,554,406

[b]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	3,000,000	2,817,087

[b]	JPR Royalty, LLC, 14.00%, 9/1/2020	2,000,000	1,289,358

[b]	MIRAMAX, LLC, Series 2011-1A Class A, 6.25%, 10/20/2021	885,815	916,249

[b]	MIRAMAX, LLC Series 2011-1A Class B, 10.00%, 10/20/2021	1,866,667	1,890,575

[b,c]	Northwind Holdings, LLC Floating Rate Note, 1.019%, 12/1/2037	1,100,000	995,500

[b,c]	Progreso Receivables Funding I, LLC. Series 2013-A Class A, 4.00%, 7/9/2018	5,000,000	4,999,063

[b]	Richland Towers, 7.87%, 3/15/2041	2,000,000	2,120,692

[b,d]	Trafigura Securitisation Finance plc, Series 2012-1A Class B, 4.167%, 10/15/2015	2,000,000	2,017,113

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

[b]	Westgate Resorts, Series 2012-1 Class C, 11.00%, 9/20/2025	761,577	786,328

			33,381,071

	RESIDENTIAL MTG TRUST — 4.17%

	Banc of America Funding Corp., Series 2006-I Class SB1, 2.34%, 12/20/2036	896,396	297,529

[b]	Bayview Opportunity Master Fund Trust, Series 2013-4RPL Class A, 4.458%, 7/28/2018	5,048,144	5,053,697

	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.488%, 8/25/2033	352,178	319,854

[b]	CIT Mtg Loan Trust, Series 2007-1 Class 2A2, 1.415%, 10/25/2037	2,924,264	2,913,412

	Countrywide, Series 2005-11 Class AF3, 4.778%, 2/25/2036	689,211	670,777

	Countrywide, Series 2006-15 Class A6, 5.427%, 10/25/2046	339,289	287,166

b	CS First Boston Mtg Securities Co., Series 2005-CF1 Class M1, 0.865%, 3/25/2045	2,195,018	2,109,779

	FBR Securitization Trust, Series 2005-2 Class M1, 0.885%, 9/25/2035	3,000,000	2,739,025

	JP Morgan Mtg Acquisition Corp., Series 2006-CH1 Class A4, 0.305%, 7/25/2036	1,451,117	1,403,513

	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.511%, 8/25/2034	302,596	275,000

	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.485%, 11/25/2035	1,198,303	1,164,440

	New Century Home Equity Loan Trust, Series 2005-2 Class M1, 0.595%, 6/25/2035	2,000,000	1,932,714

	Park Place Securities, Inc., Series 2004- MHQ1 Class M2, 1.29%, 12/25/2034	2,250,000	2,134,244

	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.315%, 6/25/2036	909,159	891,963

[b,c]	SHAP, Series 2013-RM1 Class A, 4.00%, 5/26/2053	4,296,428	4,194,602

	Structured Asset Investment Loan Trust Series 2003-BC9 Class 342, 1.125%, 8/25/2033	1,792,345	1,715,261

	Structured Asset Securities Corp., Series 2004-20 Class 7A1, 5.25%, 11/25/2034	1,581,437	1,593,528

[b]	Vericrest Opportunity Loan Transferee, Series 2013-NPL1 Class A, 4.25%, 8/25/2058	5,823,961	5,853,890

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.615%, 2/25/2035	275,286	54,528

			35,604,922

	STUDENT LOAN — 0.42%

	Access Group, Inc., Series 2005-A Class A3, 0.638%, 7/25/2034	4,000,000	3,582,671

			3,582,671

	TOTAL ASSET BACKED SECURITIES (Cost $98,667,357)		100,520,700

	CORPORATE BONDS — 45.76%

	BANKS — 2.86%

	Commercial Banks — 2.86%

[b,d]	Akbank TAS, 3.875%, 10/24/2017	1,500,000	1,458,900

[b,d]	Banco Pine SA, 8.75%, 1/6/2017	330,000	332,937

[b,d]	Banco Santander Chile Floating Rate Note, 2.117%, 6/7/2018	4,000,000	4,012,000

[b,d]	Caixa Economica Federal, 4.50%, 10/3/2018	5,000,000	4,967,500

[b,d]	Credit Agricole London, 1.692%, 1/21/2014	1,688,000	1,689,143

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

[a,b,d,e]	Islandsbanki, 4.41%, 10/15/2008	60,000	17,550

	National City Bank Floating Rate Note, 0.612%, 6/7/2017	1,000,000	988,980

	Provident Bank of Maryland, 9.50%, 5/1/2018	1,500,000	1,495,134

[d]	Royal Bank of Scotland Group plc, 6.10%, 6/10/2023	5,000,000	5,040,480

[d]	Royal Bank of Scotland Group plc, 9.50%, 3/16/2022	2,000,000	2,341,560

[d]	Royal Bank of Scotland Group plc, 6.125%, 12/15/2022	2,000,000	2,044,002

			24,388,186

	CAPITAL GOODS — 3.31%

	Construction & Engineering — 0.64%

[b,d]	Ausdrill Finance Pty Ltd., 6.875%, 11/1/2019	6,000,000	5,460,000

	Industrial Conglomerates — 0.97%

[b,d]	Hutchison Whampoa International (10) Ltd., 6.00%, 12/31/2049	2,000,000	2,115,000

[b]	Nesco, LLC/Nesco Holdings Corp., 11.75%, 4/15/2017	1,250,000	1,406,250

	Otter Tail Corp., 9.00%, 12/15/2016	4,000,000	4,763,292

	Trading Companies & Distributors — 1.70%

[b]	Aviation Capital Group Corp., 6.75%, 4/6/2021	2,500,000	2,718,582

[b]	Aviation Capital Group Corp., 7.125%, 10/15/2020	1,881,000	2,107,200

[d]	Fly Leasing Ltd., 6.75%, 12/15/2020	7,500,000	7,593,750

[b]	International Lease Finance Corp., 6.50%, 9/1/2014	2,000,000	2,067,500

			28,231,574

	COMMERCIAL & PROFESSIONAL SERVICES — 0.75%

	Commercial Services & Supplies — 0.75%

	Iron Mountain, Inc., 6.00%, 8/15/2023	3,000,000	3,075,000

	RR Donnelley & Sons Co., 7.875%, 3/15/2021	3,000,000	3,330,000

			6,405,000

	CONSUMER DURABLES & APPAREL — 0.49%

	Leisure Equipment & Products — 0.49%

[b]	Gibson Brands, Inc., 8.875%, 8/1/2018	4,000,000	4,220,000

			4,220,000

	CONSUMER SERVICES — 2.15%

	Diversified Consumer Services — 1.11%

	Coinstar, Inc., 6.00%, 3/15/2019	5,000,000	5,100,000

[b,d]	Nord Anglia Education U.K., 10.25%, 4/1/2017	4,000,000	4,390,000

	Hotels, Restaurants & Leisure — 1.04%

[b,d]	Arcos Dorados Holdings I, 6.625%, 9/27/2023	8,000,000	8,124,000

[b]	Churchill Downs, Inc., 5.375%, 12/15/2021	750,000	763,125

			18,377,125

	DIVERSIFIED FINANCIALS — 3.78%

	Capital Markets — 2.30%

	Ares Capital Corp., 4.875%, 11/30/2018	7,000,000	7,164,962

[b,d]	BTG Investments LP, 4.50%, 4/17/2018	5,000,000	4,550,000

[b,d]	Macquarie Group Ltd., 7.30%, 8/1/2014	1,000,000	1,036,619

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Merrill Lynch & Co., 0.792%, 5/2/2017	2,500,000	2,435,292

	Nationstar Mortgage Capital Corp., 9.625%, 5/1/2019	3,000,000	3,375,000

	Oppenheimer Holdings, Inc., 8.75%, 4/15/2018	1,000,000	1,070,000

	Consumer Finance — 0.56%

	Ally Financial, Inc., 4.75%, 9/10/2018	4,000,000	4,185,000

[b,d]	DFS Funding Corp. Floating Rate Note, 1.068%, 6/15/2015	600,000	584,490

	Diversified Financial Services — 0.92%

[b,d]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	4,000,000	4,240,000

[b]	Citicorp, 8.04%, 12/15/2019	250,000	295,939

	Citigroup, Inc., 5.00%, 9/15/2014	750,000	771,364

[c]	Counts Trust, Series 1998 II-A, 6.67%, 2/15/2018	454,791	471,163

[b]	TMX Finance , LLC/Titlemax Finance, 8.50%, 9/15/2018	2,000,000	2,130,000

			32,309,829

	ENERGY — 8.54%

	Energy Equipment & Services — 1.84%

[b,d]	Anton Oilfield Services Group, 7.50%, 11/6/2018	7,000,000	7,280,000

[d]	Floatel International Ltd., 8.00%, 10/11/2017	4,500,000	4,758,750

[b,d]	Schahin II Finance Co. SPV, 5.875%, 9/25/2023	3,832,000	3,659,560

	Oil, Gas & Consumable Fuels — 6.70%

[b]	Atlas Energy Holdings Operating Co., LLC, 7.75%, 1/15/2021	3,000,000	2,880,000

[b]	Aurora USA Oil and Gas, Inc., 9.875%, 2/15/2017	3,000,000	3,217,500

[b]	Aurora USA Oil and Gas, Inc., 7.50%, 4/1/2020	3,000,000	3,090,000

	Black Elk Energy Offshore Operations, LLC, 13.75%, 12/1/2015	1,103,000	921,005

	Energy Transfer Partners LP, 3.259%, 11/1/2066	2,000,000	1,820,000

	Energy Transfer Partners LP, 8.50%, 4/15/2014	500,000	510,520

	Energy Transfer Partners LP, 9.70%, 3/15/2019	1,500,000	1,942,138

	Enterprise Products Operating LP, 7.034%, 1/15/2068	1,400,000	1,547,000

[b]	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	5,000,000	4,912,500

[b,d]	Gazprom Neft OAO, 6.00%, 11/27/2023	3,000,000	3,045,000

[a,b,e]	Green Field Energy Services, 13.25%, 11/15/2016	2,000,000	340,000

[a,b,e]	Green Field Energy Services, 13.25%, 11/15/2016	48,000	8,160

[b]	Linc Energy U.S.A./Linc Energy Finance, 12.50%, 10/31/2017	3,000,000	3,270,000

[b]	Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014	822,800	840,696

[b]	NGL Energy Partners LP, 6.875%, 10/15/2021	6,000,000	6,150,000

[b,d]	Odebrecht Offshore Drilling Finance Ltd., 6.75%, 10/1/2022	8,615,250	8,817,708

[d]	Petrobras Global Finance BV, 3.00%, 1/15/2019	1,000,000	935,832

[d]	Petrobras International Finance Co., 2.875%, 2/6/2015	1,000,000	1,015,002

	Plains All American Pipeline LP, 8.75%, 5/1/2019	1,000,000	1,279,056

[b,d]	QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019	1,362,400	1,410,084

	RAAM Global Energy Co., 12.50%, 10/1/2015	2,000,000	2,075,000

[b]	Rockies Express Pipeline, LLC, 6.85%, 7/15/2018	2,000,000	1,945,000

[b]	Rockies Express Pipeline, LLC, 3.90%, 4/15/2015	2,000,000	2,000,000

	Tennessee Gas Pipeline Co., 8.00%, 2/1/2016	1,000,000	1,131,041

	Tesoro Logistics LP, 6.125%, 10/15/2021	2,000,000	2,060,000

			72,861,552

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	FOOD, BEVERAGE & TOBACCO — 2.04%

	Beverages — 0.60%

[b,d]	Central America Bottling Corp., 6.75%, 2/9/2022	5,000,000	5,100,000

	Food Products — 1.07%

[b,d]	Barry Callebaut Services NV, 5.50%, 6/15/2023	3,000,000	3,060,000

	Bunge Ltd. Finance Co., 5.10%, 7/15/2015	321,000	339,792

[b,d]	Comfeed Finance BV, 6.00%, 5/2/2018	2,000,000	1,845,000

[b]	Southern States Cooperative, Inc., 10.00%, 8/15/2021	4,000,000	3,870,000

	Tobacco — 0.37%

	Vector Group Ltd., 7.75%, 2/15/2021	3,000,000	3,172,500

			17,387,292

	HEALTH CARE EQUIPMENT & SERVICES — 0.67%

	Health Care Providers & Services — 0.67%

[b]	Prospect Medical Holdings, Inc., 8.375%, 5/1/2019	3,500,000	3,753,750

	Select Medical Corp., 6.375%, 6/1/2021	2,000,000	1,955,000

			5,708,750

	INSURANCE — 1.16%

	Insurance — 1.16%

[b]	Forethought Financial Group, Inc., 8.625%, 4/15/2021	1,330,000	1,466,925

[b,d]	Lancashire Holdings Ltd., 5.70%, 10/1/2022	4,000,000	4,039,118

[b]	National Life Insurance of Vermont, 10.50%, 9/15/2039	1,000,000	1,318,921

[b]	Prudential Holdings, LLC, 8.695%, 12/18/2023	559,929	710,468

[b,d]	QBE Insurance Group Ltd., 9.75%, 3/14/2014	780,000	792,433

[b]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	1,460,000	1,558,550

			9,886,415

	MATERIALS — 4.90%

	Chemicals — 0.40%

[b]	Iracore International Holdings, Inc., 9.50%, 6/1/2018	3,250,000	3,412,500

	Construction Materials — 0.25%

[b]	Associated Asphalt Partners, LLC, 8.50%, 2/15/2018	1,100,000	1,133,000

[b]	Wesco Distribution, Inc., 5.375%, 12/15/2021	1,000,000	1,000,000

	Metals & Mining — 3.59%

[d]	Anglogold Holdings, 8.50%, 7/30/2020	5,000,000	5,163,000

[d]	ArcelorMittal, 10.35%, 6/1/2019	1,000,000	1,265,000

	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	3,000,000	3,045,000

[b]	Glencore Funding, LLC Floating Rate Note, 1.604%, 1/15/2019	5,000,000	4,904,495

[b,d]	Newcrest Finance Property Ltd., 4.45%, 11/15/2021	3,000,000	2,495,532

[b,d]	OJSC Novolipetsk Steel, 4.45%, 2/19/2018	6,000,000	5,985,000

[b,d]	POSCO, 8.75%, 3/26/2014	500,000	508,606

[d]	Rio Tinto Alcan, Inc., 5.00%, 6/1/2015	50,000	52,836

[b,d]	Samarco Mineracao S.A., 4.125%, 11/1/2022	8,000,000	7,200,000

	Paper & Forest Products — 0.66%

[b]	Neenah Paper, Inc., 5.25%, 5/15/2021	5,820,000	5,659,950

			41,824,919

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	MEDIA — 0.84%

	Media — 0.84%

[b,d]	Mood Media Corp., 9.25%, 10/15/2020	1,705,000	1,504,662

	The Washington Post Co., 7.25%, 2/1/2019	500,000	594,037

[d]	TV Azteca SAB de CV, 7.50%, 5/25/2018	5,000,000	5,062,500

			7,161,199

	REAL ESTATE — 0.75%

	Real Estate Investment Trusts — 0.75%

	EPR Properties, 5.25%, 7/15/2023	5,000,000	4,884,525

	Retail Opportunity Investments Corp., 5.00%, 12/15/2023	1,500,000	1,493,452

			6,377,977

	RETAILING — 1.52%

	Distributors — 0.68%

[b]	LKQ Corp., Inc., 4.75%, 5/15/2023	6,254,000	5,816,220

	Multiline Retail — 0.58%

[b,d]	Grupo Famsa S.A.B. de C.V., 7.25%, 6/1/2020	5,000,000	5,000,000

	Specialty Retail — 0.26%

[b]	Radio Systems Corp., 8.375%, 11/1/2019	2,000,000	2,195,000

			13,011,220

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.25%

	Semiconductors & Semiconductor Equipment — 0.25%

[b,d]	Global A&T Electronics Ltd., 10.00%, 2/1/2019	2,500,000	2,150,000

			2,150,000

	SOFTWARE & SERVICES — 0.53%

	Information Technology Services — 0.53%

	Neustar, Inc., 4.50%, 1/15/2023	5,000,000	4,512,500

			4,512,500

	TECHNOLOGY HARDWARE & EQUIPMENT — 0.36%

	Computers & Peripherals — 0.36%

	Lexmark International, Inc., 5.125%, 3/15/2020	3,000,000	3,074,847

			3,074,847

	TELECOMMUNICATION SERVICES — 3.90%

	Diversified Telecommunication Services — 1.02%

[b]	GTP Acquisition Partners I, LLC, 4.704%, 5/15/2018	1,000,000	978,463

	Level 3 Communications, Inc., 11.875%, 2/1/2019	1,000,000	1,150,000

	Level 3 Communications, Inc., 8.875%, 6/1/2019	1,000,000	1,092,500

[d]	Telefonica Emisiones SAU, 6.421%, 6/20/2016	1,000,000	1,114,350

[d]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,000,000	2,254,642

[d]	Telefonica Emisiones SAU, 5.134%, 4/27/2020	1,000,000	1,062,359

[d]	Telefonica Emisiones SAU, 3.992%, 2/16/2016	1,000,000	1,050,398

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Wireless Telecommunication Services — 2.88%

[b,d]	Bharti Airtel International, 5.125%, 3/11/2023	6,000,000	5,510,400

[b,d]	MTS International Funding Ltd., 5.00%, 5/30/2023	6,000,000	5,610,000

[b,d]	VimpelCom (UBS SA), 8.25%, 5/23/2016	500,000	553,750

[b,d]	VimpelCom Holdings BV, 7.504%, 3/1/2022	2,000,000	2,089,240

[b]	WCP Issuer, LLC, 7.143%, 8/15/2020	6,000,000	6,337,500

[b]	WCP Wireless Site Fund, 6.829%, 11/15/2040	4,240,000	4,480,370

			33,283,972

	TRANSPORTATION — 3.45%

	Airlines — 2.92%

[b]	American Airlines, 5.60%, 1/15/2022	7,500,000	7,575,000

[b]	American Airlines, 4.95%, 7/15/2024	3,000,000	3,127,500

	Hawaiian Airlines, 4.95%, 1/15/2022	3,000,000	2,752,500

	US Airways, 7.076%, 9/20/2022	2,257,792	2,415,837

	US Airways, 5.90%, 4/1/2026	1,920,929	2,093,813

	US Airways, 6.25%, 10/22/2024	1,677,208	1,832,350

[b,d]	Virgin Australia, 5.00%, 4/23/2025	5,000,000	5,162,500

	Road & Rail — 0.53%

[b]	J.B. Poindexter & Co., Inc., 9.00%, 4/1/2022	4,250,000	4,536,875

			29,496,375

	UTILITIES — 3.51%

	Electric Utilities — 1.56%

	Alabama Power Capital Trust V, 3.348%, 10/1/2042	700,000	656,369

[b]	Duquesne Light Holdings, 6.40%, 9/15/2020	2,000,000	2,287,642

[b,d]	Enel Finance International S.A., 6.25%, 9/15/2017	1,500,000	1,675,233

	Metropolitan Edison Co., 7.70%, 1/15/2019	250,000	301,448

	PNM Resources, Inc., 9.25%, 5/15/2015	3,070,000	3,415,375

	Puget Energy, Inc., 5.625%, 7/15/2022	2,500,000	2,718,760

	Puget Energy, Inc., 6.50%, 12/15/2020	2,000,000	2,275,670

	Gas Utilities — 0.41%

[b]	Source Gas, LLC., 5.90%, 4/1/2017	1,250,000	1,325,601

[b]	Southern Star Central Gas Pipeline, Inc., 6.00%, 6/1/2016	2,000,000	2,189,116

	Independent Power Producers & Energy Traders — 0.79%

[b,d]	Inkia Energy Ltd., 8.375%, 4/4/2021	2,000,000	2,144,000

	Ipalco Enterprises, Inc., 5.00%, 5/1/2018	2,500,000	2,618,750

[b]	Midland Cogeneration Venture, 6.00%, 3/15/2025	1,880,928	1,936,607

	Multi-Utilities — 0.75%

	CMS Energy Corp., 8.75%, 6/15/2019	2,000,000	2,529,748

[b]	Enogex, LLC, 6.875%, 7/15/2014	1,000,000	1,028,248

[b]	Topaz Solar Farms, LLC, 4.875%, 9/30/2039	3,000,000	2,831,625

			29,934,192

	TOTAL CORPORATE BONDS (Cost $381,173,463)		390,602,924

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	CONVERTIBLE BONDS — 1.97%

	MATERIALS — 0.02%

	Metals & Mining — 0.02%

[a,b,d,e]	Jaguar Mining, Inc., 4.50%, 11/1/2014	2,000,000	200,000

			200,000

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 1.04%

	Pharmaceuticals — 1.04%

[b]	Pacira Pharmaceuticals, Inc., 3.25%, 2/1/2019	3,700,000	8,870,750

			8,870,750

	REAL ESTATE — 0.89%

	Real Estate Investment Trusts — 0.89%

	American Realty Capital Properties Inc., 3.00%, 8/1/2018	3,000,000	2,998,125

[b]	IAS Operating Partnership LP, 5.00%, 3/15/2018	5,000,000	4,603,125

			7,601,250

	TELECOMMUNICATION SERVICES — 0.02%

	Diversified Telecommunication Services — 0.02%

[b]	Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018	154,000	126,280

			126,280

	TOTAL CONVERTIBLE BONDS (Cost $13,755,453)		16,798,280

	WARRANTS — 0.00%

[a,b]	Green Field Energy Services	2,000	2,020

	TOTAL WARRANTS (Cost $78,418)		2,020

	MUNICIPAL BONDS — 1.19%

	California Health Facilities Financing Authority (Developmental Disabilities), 7.875%, 2/1/2026	1,940,000	2,079,137

	Los Angeles California Municipal Improvement Corp. (Build America Bonds), 6.165%, 11/1/2020	1,885,000	2,002,794

[b]	Midwest Family Housing, 5.168%, 7/1/2016	405,000	423,870

	Oakland California Redevelopment Agency, 8.00%, 9/1/2016	1,000,000	1,060,670

	Oklahoma Development Finance Authority, 8.00%, 5/1/2020	1,355,000	1,355,434

	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,000,000	2,086,240

	State of Ohio (Republic Services, Inc.) (AMT), 4.25%, 4/1/2033	900,000	903,204

	Wisconsin State Health & Educational Facilities (Richland Hospital), 7.08%, 6/1/2016	265,000	261,112

	TOTAL MUNICIPAL BONDS (Cost $9,567,627)		10,172,461

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. TREASURY SECURITIES — 0.24%

	U.S. Treasury, 2.25%, 1/31/2015	2,000,000	2,044,531

	TOTAL U.S. TREASURY SECURITIES (Cost $1,998,093)		2,044,531

	OTHER GOVERNMENT — 0.60%

[b,d]	Brazilian Development Bank (BNDES), 3.375%, 9/26/2016	2,000,000	2,020,000

[b,d]	Eurasian Development Bank, 5.00%, 9/26/2020	2,000,000	2,035,000

[b,d]	Republic of Iceland, 4.875%, 6/16/2016	625,000	648,437

[b,d]	Republic of Iceland, 5.875%, 5/11/2022	400,000	408,000

	TOTAL OTHER GOVERNMENT (Cost $4,983,220)		5,111,437

	MORTGAGE BACKED — 0.12%

	Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%, 3/25/2024	5,245	5,799

[c]	Reilly 1997 A Mtg, 6.896%, 7/1/2020	975,858	1,013,611

	TOTAL MORTGAGE BACKED (Cost $1,008,960)		1,019,410

	FOREIGN BONDS — 8.17%

	BANKS — 0.88%

	Commercial Banks — 0.88%

[b]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	13,000,000	5,096,959

	LBG Capital No.2 plc (GBP), 16.125%, 12/10/2024	1,050,000	2,448,156

			7,545,115

	CAPITAL GOODS — 0.46%

	Trading Companies & Distributors — 0.46%

[b,c]	Wajax Corp. (CAD), 6.125%, 10/23/2020	4,000,000	3,892,681

			3,892,681

	CONSUMER SERVICES — 0.37%

	Hotels, Restaurants & Leisure — 0.37%

[b]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	8,000,000	3,187,454

			3,187,454

	DIVERSIFIED FINANCIALS — 1.91%

	Consumer Finance — 0.55%

[b]	Cash Store Financial (CAD), 11.50%, 1/31/2017	1,750,000	957,002

[b]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	2,000,000	3,759,006

	Diversified Financial Services — 1.36%

	General Electric Capital Corp. (MXN), 8.50%, 4/6/2018	80,000,000	6,837,361

	KFW (BRL), 5.375%, 9/14/2015	12,000,000	4,755,240

			16,308,609

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	FOOD & STAPLES RETAILING — 0.77%

	Food & Staples Retailing — 0.77%

[b]	Bakkavor Finance 2 plc (GBP), 8.75%, 6/15/2020	3,000,000	5,415,056

	Wesfarmers Ltd. (AUD), 5.195%, 9/11/2014	1,300,000	1,175,731

			6,590,787

	FOOD, BEVERAGE & TOBACCO — 0.19%

	Beverages — 0.19%

	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	2,000,000	803,221

	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	2,000,000	835,011

			1,638,232

	INSURANCE — 0.21%

	Insurance — 0.21%

	ELM BV (AUD), 7.635%, 12/31/2049	1,000,000	920,178

	ELM BV (AUD), 3.775%, 12/31/2049	1,000,000	833,956

			1,754,134

	MEDIA — 0.17%

	Media — 0.17%

[b]	CET 21 SPOL S.R.O. (EUR), 9.00%, 11/1/2017	1,000,000	1,434,166

			1,434,166

	MISCELLANEOUS — 1.94%

	Miscellaneous — 1.94%

	BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015	5,000,000	846,669

	International Bank for Reconstruction and Development (BRL), 9.00%, 4/28/2014	1,000,000	422,677

	Kommunalbanken AS (NOK), 4.00%, 1/26/2015	5,000,000	843,919

	Mexican Bonos (MXN), 5.00%, 6/15/2017	130,000,000	10,022,172

	Norwegian Government (NOK), 4.25%, 5/19/2017	25,000,000	4,442,690

			16,578,127

	TELECOMMUNICATION SERVICES — 0.49%

	Wireless Telecommunication Services — 0.49%

	America Movil Sab de CV (MXN), 6.45%, 12/5/2022	59,500,000	4,199,479

			4,199,479

	TRANSPORTATION — 0.78%

	Airlines — 0.78%

[c]	Iberbond 2004 plc (EUR), 4.235%, 12/24/2017	4,749,686	6,632,151

			6,632,151

	TOTAL FOREIGN BONDS (Cost $73,076,012)		69,760,935

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	OTHER SECURITIES — 9.13%

	Loan Participations — 9.13%

	Affinion Group, Inc., 7.50%, 4/9/2015	2,969,697	2,821,212

	Alvogen Pharma US, Inc., 7.00%, 5/23/2018	4,890,807	4,939,715

	Baker & Taylor Acquisitions Corp., 12.00%, 9/28/2016	5,000,000	5,000,000

	BBTS, 7.75%, 5/31/2019	2,962,500	2,977,313

	Del Monte Foods Inc., 8.25%, 4/11/2021	2,000,000	2,017,500

	Keystone Automotive Operations, 7.00%, 8/15/2019	2,992,500	2,999,981

	Laureate Education, Inc., 5.00%, 6/18/2018	3,750,000	3,766,425

[d]	Mood Media Corp., 7.00%, 5/6/2018	6,797,749	6,797,749

	NCP Finance LP, 11.00%, 9/30/2018	2,992,500	2,977,537

	North American Breweries, 7.50%, 12/10/2018	3,960,000	3,841,200

	OCI Beaumont, LLC, 6.25%, 8/20/2019	3,602,083	3,638,104

	Oxbow Carbon & Minerals, LLC, 8.00%, 1/18/2020	3,000,000	3,050,640

[d]	Pacific Industrial Service, 8.75%, 4/2/2019	2,000,000	2,040,000

	Pitney Bowes Management, 7.50%, 10/1/2019	6,000,000	6,030,000

[c]	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	2,949,700	2,949,700

	Rue21, Inc. Term Loan B, 5.63%, 10/9/2020	3,000,000	2,508,000

	School Specialty, Inc., 9.50%, 6/11/2019	4,975,000	4,601,875

	Sorenson Communications, Inc., 9.50%, 10/31/2014	2,481,250	2,510,727

	Sourcehov, LLC, 8.75%, 4/30/2019	1,500,000	1,516,875

[c]	Synergy Aerospace Corp., 7.50%, 3/3/2015	4,000,000	3,980,000

	Topps Co, Inc., 7.25%, 10/2/2020	2,000,000	1,995,000

	Weight Watchers International, Inc., 5.00%, 4/2/2020	4,000,000	3,557,000

	YP Holdings, LLC, 8.00 - 9.00%, 6/4/2018	1,400,000	1,413,412

	TOTAL OTHER SECURITIES (Cost $77,248,141)		77,929,965

	SHORT TERM INVESTMENTS — 1.41%

	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 12/31/2013, due 1/2/2014, repurchase price $12,000,153 collateralized by 11 corporate debt securities and 14 U.S. Government debt securities having an average coupon of 3.609%, a minimum credit rating of BBB-, maturity dates from 2/1/2015 to 1/1/2044, and having an aggregate market value of $12,664,854 at 12/31/2013	12,000,000	12,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $12,000,000)		12,000,000

	TOTAL INVESTMENTS — 87.83% (Cost $740,566,406)		$749,684,089

	OTHER ASSETS LESS LIABILITIES — 12.17%		96,865,238

	NET ASSETS — 100.00%		$846,549,327

Footnote Legend
a	Non-income producing.
b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2013, the aggregate value of these securities in the Fund’s portfolio was $380,785,660, representing 44.98% of the Fund’s net assets.
c	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

d	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
e	Bond in default.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

ARM	Adjustable Rate Mortgage

AMT	Alternative Minimum Tax

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CHL	Denominated in Chilean Peso

CMO	Collateralized Mortgage Obligation

EUR	Denominated in Euros

FCB	Farm Credit Bank

GBP	Denominated in Great Britain Pounds

GDR	Global Depository Receipt

Mtg	Mortgage

MXN	Denominated in Mexican Pesos

NOK	Denominated in Norwegian Krone

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2013
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Euro	Buy	2,096,800	02/13/2014	2,884,517	$1,857	$—
Euro	Sell	13,651,700	02/13/2014	18,780,313	—	(518,434)
Great Britain Pound	Sell	3,270,000	06/11/2014	5,408,357	—	(61,515)

Total					$1,857	$(579,949)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Values of open sell currency contracts are indicative of the activity for the period ended December 31, 2013. Open buy currency

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3(b)

Assets
Investments in Securities*

Common Stock(a)	$36,818,398	$33,009,103	$3,809,295	$-
Preferred Stock(a)	26,903,028	9,502,950	12,412,578	4,987,500
Asset Backed Securities	100,520,700	-	74,782,429	25,738,271
Corporate Bonds	390,602,924	-	390,131,761	471,163
Convertible Bonds	16,798,280	-	16,798,280	-
Warrants	2,020	2,020	-	-
Municipal Bonds	10,172,461	-	10,172,461	-
U.S. Treasury Securities	2,044,531	2,044,531	-	-
Other Government	5,111,437	-	5,111,437	-
Mortgage Backed	1,019,410	-	5,798	1,013,612
Foreign Bonds	69,760,935	-	59,236,103	10,524,832
Other Securities	77,929,965	-	71,000,265	6,929,700
Short Term Investments	12,000,000	-	12,000,000	-

Total Investments in Securities	$749,684,089	$44,558,604	$655,460,407	$49,665,078

Other Financial Instruments**
Forward Currency Contracts	$1,857	$-	$1,857	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(579,949)	$-	$(579,949)	$-

(a) At December 31, 2013, industry classifications for Common and Preferred Stock in Level 2 and Level 3 consist of $13,007,813 in Banks, $1,165,625 in Miscellaneous, and $7,035,935 in Energy.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, amending Topic 820 Fair Value

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Strategic Income Fund	December 31, 2013 (Unaudited)

Measurements and Disclosures, unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at December 31, 2013.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2013 is as follows:

	Preferred Stock	Asset Backed Securities	Corporate Bonds	Foreign Bonds	Mortgage Backed	Other Securities	Total

Beginning Balance 9/30/2013	$4,850,000	$27,667,476	$8,250,060	$6,361,358	$1,033,463	$6,937,996	$55,100,353
Accrued Discounts (Premiums)	–	3,369	1,459	17,282	(863)	–	21,247
Net Realized Gain (Loss)	–	13,300	–	–	(784)	–	12,516
Gross Purchases	–	–	–	3,886,703	–	–	3,886,703
Gross Sales	–	(584,729)	–	–	(26,972)	(8,296)	(619,997)
Change in Unrealized Appreciation (Depreciation)	137,500	38,855	(356)	259,489	8,768	–	444,256
Transfers into Level 3(a)	–	–	–	–	–	–	–
Transfers out of Level 3(a)	–	(1,400,000)	(7,780,000)	–	–	–	(9,180,000)

Ending Balance 12/31/2013(b)	$4,987,500	$25,738,271	$471,163	$10,524,832	$1,013,612	$6,929,700	$49,665,078

(a)	Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2013. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b)	Level 3 investments represent 5.87% of total Net Assets at the period ended December 31, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Value Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 94.20%

	AUTOMOBILES & COMPONENTS — 0.99%

	Auto Components — 0.99%

	Delphi Automotive plc	172,450	$10,369,418

			10,369,418

	BANKS — 4.63%

	Commercial Banks — 2.85%

	First Republic Bank	286,300	14,987,805

	Sterling Financial Corp.	436,729	14,883,724

	Thrifts & Mortgage Finance — 1.78%

[a]	NMI Holdings, Inc.	1,469,000	18,700,370

			48,571,899

	CAPITAL GOODS — 0.70%

	Trading Companies & Distributors — 0.70%

	Fly Leasing Ltd. ADR	458,948	7,375,294

			7,375,294

	COMMERCIAL & PROFESSIONAL SERVICES — 3.72%

	Commercial Services & Supplies — 2.53%

	ADT Corp.	471,800	19,093,746

	Covanta Holding Corp.	420,500	7,463,875

	Professional Services — 1.19%

	Nielsen Holdings N.V.	272,433	12,501,950

			39,059,571

	CONSUMER DURABLES & APPAREL — 1.38%

	Household Durables — 1.38%

	Tupperware Brands Corp.	152,926	14,456,095

			14,456,095

	CONSUMER SERVICES — 6.62%

	Diversified Consumer Services — 0.85%

[a]	Bright Horizons Family Solutions, Inc.	241,600	8,876,384

	Hotels, Restaurants & Leisure — 5.77%

[a]	ARAMARK Holdings Corp.	752,348	19,726,565

[a]	Life Time Fitness, Inc.	285,441	13,415,727

[a]	MGM Resorts International	499,941	11,758,612

	Starbucks Corp.	199,600	15,646,644

			69,423,932

	DIVERSIFIED FINANCIALS — 4.31%

	Capital Markets — 2.09%

	The Blackstone Group, LP	697,500	21,971,250

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Diversified Financial Services — 2.22%

	JPMorgan Chase & Co.	397,340	23,236,443

			45,207,693

	ENERGY — 13.22%

	Energy Equipment & Services — 2.98%

[a]	Dresser-Rand Group, Inc.	319,100	19,027,933

	Frank’s International N.V.	452,161	12,208,347

	Oil, Gas & Consumable Fuels — 10.24%

[a]	Antero Resources Corp.	171,900	10,905,336

[a]	Bankers Petroleum Ltd.	4,066,120	16,727,648

	HollyFrontier Corp.	439,600	21,843,724

	INPEX Corp.	1,834,800	23,485,998

	Pacific Rubiales Energy Corp.	292,300	5,046,629

	Total SA	480,800	29,453,757

			138,699,372

	FOOD & STAPLES RETAILING — 3.83%

	Food & Staples Retailing — 3.83%

	Koninklijke Ahold NV	782,400	14,046,331

	Walgreen Co.	454,500	26,106,480

			40,152,811

	FOOD, BEVERAGE & TOBACCO — 1.88%

	Food Products — 1.88%

	Mondelez International, Inc.	559,800	19,760,940

			19,760,940

	HEALTH CARE EQUIPMENT & SERVICES — 2.54%

	Health Care Providers & Services — 2.54%

[a]	Express Scripts Holding Company	379,687	26,669,215

			26,669,215

	INSURANCE — 4.35%

	Insurance — 4.35%

	Hartford Financial Services Group, Inc.	449,340	16,279,588

	MetLife, Inc.	543,740	29,318,461

			45,598,049

	MATERIALS — 1.70%

	Chemicals — 0.55%

	LyondellBasell Industries NV	72,100	5,788,188

	Metals & Mining — 1.15%

[a]	Tokyo Steel Manufacturing Co., Ltd.	2,335,762	12,088,029

			17,876,217

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 15.22%

	Biotechnology — 4.39%

[a]	Gilead Sciences, Inc.	613,486	46,103,473

	Life Sciences Tools & Services — 3.83%

	Thermo Fisher Scientific, Inc.	360,900	40,186,215

	Pharmaceuticals — 7.00%

	Roche Holding AG	111,700	31,204,125

[a]	Valeant Pharmaceuticals International, Inc.	136,317	16,003,616

	Zoetis, Inc.	802,950	26,248,436

			159,745,865

	REAL ESTATE — 1.83%

	Real Estate Investment Trusts — 1.83%

	Invesco Mortgage Capital, Inc.	648,100	9,514,108

	Two Harbors Investment Corp.	1,048,400	9,729,152

			19,243,260

	RETAILING — 2.82%

	Internet & Catalog Retail — 1.48%

[a]	Amazon.com, Inc.	38,900	15,512,931

	Specialty Retail — 1.34%

[a]	AutoZone, Inc.	29,449	14,074,855

			29,587,786

	SOFTWARE & SERVICES — 8.79%

	Internet Software & Services — 7.59%

[a]	Facebook, Inc.	327,000	17,873,820

[a]	Google, Inc.	34,914	39,128,469

[a]	Marin Software, Inc.	270,700	2,771,968

[a]	VeriSign, Inc.	333,500	19,936,630

	Software — 1.20%

	Activision Blizzard, Inc.	704,000	12,552,320

			92,263,207

	TECHNOLOGY HARDWARE & EQUIPMENT — 5.39%

	Computers & Peripherals — 4.14%

	Apple, Inc.	77,490	43,480,414

	Electronic Equipment, Instruments & Components — 1.25%

	CDW Corp.	561,200	13,109,632

			56,590,046

	TELECOMMUNICATION SERVICES — 6.94%

	Diversified Telecommunication Services — 2.56%

[a]	Level 3 Communications, Inc.	811,351	26,912,512

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Wireless Telecommunication Services — 4.38%

	China Mobile Ltd.	1,809,988	18,731,741

	SoftBank Corp.	231,925	20,261,229

[a]	Sprint Corp.	645,263	6,936,577

			72,842,059

	TRANSPORTATION — 1.42%

	Airlines — 1.42%

[a]	American Airlines Group, Inc.	589,500	14,884,875

			14,884,875

	UTILITIES — 1.92%

	Electric Utilities — 1.92%

	Exelon Corp.	361,100	9,890,529

	ITC Holdings Corp.	107,000	10,252,740

			20,143,269

	TOTAL COMMON STOCK (Cost $697,880,772)		988,520,873

	SHORT TERM INVESTMENTS — 5.91%

	AGL Capital Corp., 0.17%, 1/2/2014	$15,000,000	14,999,929

	Arizona Public Service, 0.17%, 1/2/2014	15,000,000	14,999,929

	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 12/31/2013 due 1/2/2014, repurchase price $15,000,192 collateralized by 30 U.S. Government debt securities and 9 corporate debt securities, having an average coupon of 3.48%, a minimum credit rating of BBB-, maturity dates from 5/16/2016 to 11/13/2043, and having an aggregate market value of $15,695,242 at 12/31/2013	15,000,000	15,000,000

	Hitachi America Capital Ltd., 0.22%, 1/2/2014	5,000,000	4,999,970

	Plains All American Pipeline, LP, 0.20%, 1/2/2014	12,000,000	11,999,933

	TOTAL SHORT TERM INVESTMENTS (Cost $61,999,761)		61,999,761

	TOTAL INVESTMENTS — 100.11% (COST $759,880,533)		$1,050,520,634

	LIABILITIES NET OF OTHER ASSETS — (0.11)%		(1,156,078)

	NET ASSETS — 100.00%		$1,049,364,556

Footnote Legend

a	Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depository Receipt

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2013 (Unaudited)

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2013
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Euro	Sell	31,026,600	05/30/2014	42,685,453	$—	$(694,983)
Japanese Yen	Sell	3,827,158,300	02/27/2014	36,350,920	2,338,509	—
Japanese Yen	Sell	938,131,800	02/27/2014	8,910,516	662,844	—
Japanese Yen	Sell	613,993,100	02/27/2014	5,831,798	418,704	—
Total					$3,420,057	$(694,983)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Values of open sell currency contracts are indicative of the activity for the period ended December 31, 2013. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2013 (Unaudited)

ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Value Fund	December 31, 2013 (Unaudited)

	Fair Value Measurements at December 31, 2013

	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$988,520,873	$988,520,873	$-	$-
Short Term Investments	61,999,761	-	61,999,761	-

Total Investments in Securities	$1,050,520,634	$988,520,873	$61,999,761	$-

Other Financial Instruments**
Forward Currency Contracts	$3,420,057	$-	$3,420,057	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(694,983)	$-	$(694,983)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2013 is as follows:

	Common Stock	Total

Beginning Balance 9/30/2013	$19,006,875	$19,006,875
Accrued Discounts (Premiums)	–	–
Net Realized Gain (Loss)	654,835	654,835
Gross Purchases	–	–
Gross Sales	(17,549,835)	(17,549,835)
Change in Unrealized Appreciation (Depreciation)	(2,111,875)	(2,111,875)
Transfers into Level 3	–	–
Transfers out of Level 3	–	–

Ending Balance 12/31/2013 (a)	$–	$–

(a)	Level 3 investments represent 0.00% of total Net Assets at the period ended December 31, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg International Value Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 99.10%

	AUTOMOBILES & COMPONENTS — 5.48%

	Auto Components — 2.92%

	Bridgestone Corp.	12,430,081	$469,772,314

	Compagnie Generale des Establissements Michelin	3,346,099	355,599,231

	Automobiles — 2.56%

	Toyota Motor Corp.	11,886,010	724,605,300

			1,549,976,845

	BANKS — 13.20%

	Commercial Banks — 13.20%

	Banco Bilbao Vizcaya Argentaria, S.A.	20,488,433	252,207,651

	HSBC Holdings plc	38,263,427	415,236,370

	Industrial and Commercial Bank of China Ltd.	798,834,688	539,815,814

	Intesa Sanpaolo S.p.A.	101,732,468	251,076,206

	Itau Unibanco Holding SA ADR	20,845,673	282,875,782

	Mitsubishi UFJ Financial Group, Inc.	133,618,734	880,556,466

	Standard Chartered plc	23,401,106	527,014,408

	Sumitomo Mitsui Trust Holdings, Inc.	111,317,745	585,604,698

			3,734,387,395

	CAPITAL GOODS — 7.16%

	Aerospace & Defense — 2.27%

	Embraer S.A.	4,365,345	140,476,802

	Rolls-Royce Holdings plc	23,775,882	501,988,788

	Machinery — 4.89%

	Fanuc Ltd.	2,197,272	401,647,384

	Komatsu Ltd.	17,473,064	354,571,624

	KONE Oyj	5,728,170	258,471,868

	Kubota Corp.	22,415,533	370,151,096

			2,027,307,562

	COMMERCIAL & PROFESSIONAL SERVICES — 0.77%

	Professional Services — 0.77%

	Experian plc	11,753,800	216,825,663

			216,825,663

	CONSUMER DURABLES & APPAREL — 7.62%

	Household Durables — 0.47%

	Sony Corp.	7,707,600	133,644,266

	Textiles, Apparel & Luxury Goods — 7.15%

	adidas AG	4,860,506	619,446,165

	Burberry Group plc	12,610,748	316,582,748

[a,b]	Lululemon Athletica, Inc.	6,333,152	373,845,963

	LVMH Moet Hennessy Louis Vuitton SA	3,915,056	714,175,654

			2,157,694,796

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	CONSUMER SERVICES — 3.56%

	Hotels, Restaurants & Leisure — 3.56%

	Carnival plc	8,885,982	368,015,675

	Sands China Ltd.	13,254,272	108,710,225

	Yum! Brands, Inc.	7,009,106	529,958,505

			1,006,684,405

	DIVERSIFIED FINANCIALS — 6.62%

	Capital Markets — 3.08%

	Deutsche Bank AG	11,028,848	526,102,251

	Julius Baer Group Ltd.	7,220,696	346,768,249

	Diversified Financial Services — 3.54%

	Hong Kong Exchanges and Clearing Ltd.	30,228,994	503,667,130

[b]	ING Groep N.V.	26,760,536	371,825,971

	Japan Exchange Group, Inc.	4,414,700	125,301,854

			1,873,665,455

	ENERGY — 2.57%

	Energy Equipment & Services — 2.57%

	Saipem S.p.A.	9,952,466	213,041,315

	Schlumberger Ltd.	5,701,226	513,737,475

			726,778,790

	FOOD & STAPLES RETAILING — 0.58%

	Food & Staples Retailing — 0.58%

	Wal-Mart de Mexico SAB de C.V.	62,375,285	163,767,071

			163,767,071

	FOOD, BEVERAGE & TOBACCO — 5.93%

	Beverages — 2.61%

	Anheuser-Busch InBev N.V.	3,420,403	363,542,778

	SABMiller plc	7,331,892	376,500,035

	Food Products — 1.39%

	Nestle SA	5,358,963	392,287,746

	Tobacco — 1.93%

	British American Tobacco plc	3,988,492	213,861,577

	Japan Tobacco, Inc.	10,196,844	331,148,101

			1,677,340,237

	HEALTH CARE EQUIPMENT & SERVICES — 2.73%

	Health Care Providers & Services — 2.73%

	Fresenius Medical Care AG & Co.	7,662,359	545,291,230

	Sinopharm Group Co. H	79,856,278	228,622,748

			773,913,978

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	HOUSEHOLD & PERSONAL PRODUCTS — 2.73%

	Household Products — 2.10%

	Reckitt Benckiser plc	7,488,114	594,329,206

	Personal Products — 0.63%

	Natura Cosmeticos SA	10,104,400	177,183,015

			771,512,221

	INSURANCE — 2.04%

	Insurance — 2.04%

	AIA Group Ltd.	115,149,305	577,654,716

			577,654,716

	MATERIALS — 3.66%

	Chemicals — 3.66%

	Air Liquide SA	3,015,244	426,421,522

	Potash Corp. of Saskatchewan, Inc.	7,322,600	241,352,896

	Syngenta AG	925,000	368,320,161

			1,036,094,579

	MEDIA — 6.17%

	Media — 6.17%

[b]	Liberty Global plc	4,723,800	420,370,962

	Pearson plc	13,080,218	290,463,092

	Publicis Groupe	6,378,102	583,582,079

	WPP plc	19,746,194	451,242,173

			1,745,658,306

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.07%

	Pharmaceuticals — 7.07%

	Novartis AG	7,221,396	576,384,054

	Novo Nordisk A/S	4,121,149	755,414,154

	Roche Holding AG	2,399,074	670,197,008

			2,001,995,216

	REAL ESTATE — 1.09%

	Real Estate Management & Development — 1.09%

	Mitsubishi Estate Company Ltd.	10,369,922	309,689,533

			309,689,533

	RETAILING — 3.66%

	Specialty Retail — 3.66%

	Hennes & Mauritz AB	9,503,119	437,638,292

	Kingfisher plc	93,777,138	597,401,566

			1,035,039,858

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.39%

	Semiconductors & Semiconductor Equipment — 3.39%

	ARM Holdings plc	11,453,607	208,442,929

	ASML Holding N.V.	2,896,822	271,150,028

	Samsung Electronics Co. Ltd.	259,785	337,731,577

	Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,199,700	143,002,768

			960,327,302

	SOFTWARE & SERVICES — 8.32%

	Information Technology Services — 2.06%

	Accenture plc	4,286,449	352,431,837

	Amadeus IT Holding SA	5,407,013	231,372,190

	Internet Software & Services — 5.29%

[b]	Baidu, Inc. ADR	3,972,444	706,618,339

	MercadoLibre, Inc.	1,901,331	204,944,468

[b]	SINA Corp.	2,414,300	203,404,775

[b]	Yandex NV	8,863,652	382,466,584

	Software — 0.97%

	SAP AG	3,202,179	274,490,233

			2,355,728,426

	TELECOMMUNICATION SERVICES — 3.61%

	Wireless Telecommunication Services — 3.61%

	China Mobile Ltd.	45,857,792	474,586,721

	SoftBank Corp.	6,270,862	547,829,554

			1,022,416,275

	TRANSPORTATION — 1.14%

	Road & Rail — 1.14%

	Canadian National Railway Co.	5,680,000	323,822,829

			323,822,829

	TOTAL COMMON STOCK (Cost $20,184,519,894)		28,048,281,458

	SHORT TERM INVESTMENTS — 0.29%

	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 12/31/2013 due 1/2/2014, repurchase price $32,000,409 collateralized by 1 corporate debt security and 10 U.S. Government debt securities, having an average coupon of 3.25%, a minimum credit rating of BBB+, maturity dates from 10/1/2019 to 1/1/2044, and having an aggregate market value of $32,877,589 at 12/31/2013	$32,000,000	32,000,000

	Northeast Utilities, 0.18%, 1/7/2014	50,000,000	49,998,500

	TOTAL SHORT TERM INVESTMENTS (Cost $81,998,500)		81,998,500

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2013 (Unaudited)

	Shares/ Principal Amount	Value

TOTAL INVESTMENTS — 99.39% (COST $20,266,518,394)		$28,130,279,958

OTHER ASSETS LESS LIABILITIES — 0.61%		171,988,240

NET ASSETS — 100.00%		$28,302,268,198

  Footnote Legend

a	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2013	Gross Additions	Gross Reductions	Shares/Principal December 31, 2013	Market Value December 31, 2013	Investment Income
Carnival plc*	10,379,403	—	—	—	$—	$—
Lululemon Athletica, Inc.	6,333,152	—	—	6,333,152	373,845,963	—

Total non-controlled affiliated issuers -1.32% of net assets					$373,845,963	$—

*Issuer not affiliated at December 31, 2013.

b	Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR	American Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2013
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Euro	Sell	1,177,174,000	04/28/2014	1,619,453,956	$5,705,382	$—
Euro	Sell	441,531,800	04/28/2014	607,421,180	—	(11,242,867)
Great Britain Pound	Buy	640,284,300	02/18/2014	1,059,944,398	23,727,495	—
Great Britain Pound	Sell	640,284,300	02/18/2014	1,059,944,398	—	(68,072,305)
Japanese Yen	Sell	288,240,618,000	01/06/2014	2,737,067,876	169,667,681	—
Japanese Yen	Sell	43,302,636,200	01/06/2014	411,192,063	833,363	—
Japanese Yen	Buy	60,430,201,400	01/06/2014	573,831,558	—	(30,225,209)

Total					$199,933,921	$(109,540,381)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2013 (Unaudited)

these contracts have been initiated in conjunction with foreign investment transactions.

Values of open sell currency contracts are indicative of the activity for the period ended December 31, 2013. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of the open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Value Fund	December 31, 2013 (Unaudited)

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013

	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$28,048,281,458	$28,048,281,458	$-	$-
Short Term Investments	81,998,500	-	81,998,500	-

Total Investments in Securities	$28,130,279,958	$28,048,281,458	$81,998,500	$-

Other Financial Instruments**
Forward Currency Contracts	$199,933,921	$-	$199,933,921	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(109,540,381)	$-	$(109,540,381)	$-
Spot Currency	$(424,696)	$(424,696)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg Core Growth Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.89%

	AUTOMOBILES & COMPONENTS — 1.77%

	Auto Components — 1.77%

	Delphi Automotive plc	279,300	$16,794,309

			16,794,309

	BANKS — 2.05%

	Commercial Banks — 2.05%

[a]	SVB Financial Group	185,530	19,454,676

			19,454,676

	CAPITAL GOODS — 0.81%

	Machinery — 0.81%

[a]	Chart Industries, Inc.	79,900	7,641,636

			7,641,636

	COMMERCIAL & PROFESSIONAL SERVICES — 3.22%

	Commercial Services & Supplies — 1.80%

[a]	Stericycle, Inc.	146,761	17,049,225

	Professional Services — 1.42%

[a]	WageWorks, Inc.	226,100	13,439,384

			30,488,609

	CONSUMER SERVICES — 6.25%

	Hotels, Restaurants & Leisure — 6.25%

	Las Vegas Sands Corp.	254,200	20,048,754

[a]	MGM Resorts International	755,800	17,776,416

[a]	Norwegian Cruise Line Holdings Ltd.	602,600	21,374,222

			59,199,392

	DIVERSIFIED FINANCIALS — 11.75%

	Capital Markets — 8.43%

[a]	Affiliated Managers Group, Inc.	88,687	19,234,437

	Charles Schwab Corp.	806,335	20,964,710

	Financial Engines, Inc.	158,944	11,043,429

[a]	Virtus Investment Partners, Inc.	56,401	11,283,020

[a]	WisdomTree Investments, Inc.	976,319	17,290,609

	Consumer Finance — 2.82%

	Capital One Financial Corp.	175,300	13,429,733

[a]	Portfolio Recovery Associates, Inc.	251,773	13,303,685

	Diversified Financial Services — 0.50%

[a]	MSCI, Inc.	107,900	4,717,388

			111,267,011

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	ENERGY — 1.14%

	Oil, Gas & Consumable Fuels — 1.14%

[a]	Oasis Petroleum, Inc.	230,000	10,803,100

			10,803,100

	FOOD, BEVERAGE & TOBACCO — 2.00%

	Beverages — 2.00%

[a]	Monster Beverage Corp.	279,900	18,968,823

			18,968,823

	HEALTH CARE EQUIPMENT & SERVICES — 8.40%

	Health Care Equipment & Supplies — 2.14%

[a]	Endologix, Inc.	662,956	11,561,953

[a]	Novadaq Technologies, Inc.	532,157	8,775,269

	Health Care Providers & Services — 4.46%

[a]	Catamaran Corp.	492,200	23,369,656

[a]	Express Scripts Holding Company	268,800	18,880,512

	Health Care Technology — 1.80%

[a]	HMS Holdings Corp.	382,500	8,694,225

[a]	Veeva Systems, Inc.	259,500	8,329,950

			79,611,565

	MATERIALS — 0.97%

	Metals & Mining — 0.97%

	Allegheny Technologies, Inc.	259,273	9,237,897

			9,237,897

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.96%

	Biotechnology — 4.89%

[a]	Alexion Pharmaceuticals, Inc.	147,900	19,679,574

[a]	Gilead Sciences, Inc.	354,358	26,630,004

	Pharmaceuticals — 3.07%

[a]	Valeant Pharmaceuticals International, Inc.	247,500	29,056,500

			75,366,078

	RETAILING — 13.25%

	Distributors — 1.39%

[a]	LKQ Corp.	398,705	13,117,394

	Internet & Catalog Retail — 6.93%

[a]	Amazon.com, Inc.	69,100	27,556,389

	Expedia, Inc.	321,900	22,423,554

[a]	priceline.com, Inc.	13,432	15,613,357

	Multiline Retail — 1.79%

[a]	Dollar Tree, Inc.	301,050	16,985,241

	Specialty Retail — 3.14%

[a]	Francescas Holdings Corp.	697,800	12,846,498

[a]	Vitamin Shoppe, Inc.	325,600	16,934,456

			125,476,889

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.05%

	Semiconductors & Semiconductor Equipment — 1.05%

[a]	ON Semiconductor Corp.	1,203,922	9,920,317

			9,920,317

	SOFTWARE & SERVICES — 25.56%

	Information Technology Services — 4.20%

[a]	EPAM Systems, Inc.	293,400	10,251,396

	Visa, Inc.	132,606	29,528,704

	Internet Software & Services — 11.06%

[a]	eBay, Inc.	394,300	21,643,127

[a]	Google, Inc.	24,727	27,711,796

[a]	LinkedIn Corp.	78,500	17,021,155

	MercadoLibre, Inc.	80,000	8,623,200

[a]	Trulia, Inc.	236,800	8,351,936

[a]	VeriSign, Inc.	358,327	21,420,788

	Software — 10.30%

[a]	CommVault Systems, Inc.	235,619	17,643,151

[a]	Ellie Mae, Inc.	294,311	7,908,137

[a]	Fleetmatics Group plc	345,800	14,955,850

[a]	Guidewire Software, Inc.	243,666	11,956,691

[a]	Imperva, Inc.	252,162	12,136,557

	Solera Holdings, Inc.	248,477	17,582,232

[a]	Workday, Inc.	185,100	15,392,916

			242,127,636

	TECHNOLOGY HARDWARE & EQUIPMENT — 7.71%

	Communications Equipment — 3.93%

[a]	Aruba Networks, Inc.	575,000	10,292,500

[a]	F5 Networks, Inc.	120,100	10,912,286

	Qualcomm, Inc.	216,144	16,048,692

	Computers & Peripherals — 3.78%

	Apple, Inc.	40,361	22,646,961

[a]	Stratasys Ltd.	97,463	13,128,266

			73,028,705

	TOTAL COMMON STOCK (Cost $586,658,925)		889,386,643

	SHORT TERM INVESTMENTS — 5.27%

	AGL Capital Corp., 0.17%, 1/2/2014	$10,000,000	9,999,953

	Arizona Public Service, 0.17%, 1/2/2014	14,000,000	13,999,934

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2013 (Unaudited)

	Shares/ Principal Amount	Value

Bank of New York Tri-Party Repurchase Agreement 0.23% dated 12/31/2013, due 1/2/2014, repurchase price $14,000,179 collateralized by 6 corporate debt securities and 19 U.S. Government debt securities having an average coupon of 3.337%, a minimum credit rating of BBB-, maturity dates from 05/27/2016 to 1/1/2044, and having an aggregate market value of $14,567,542 at 12/31/2013	14,000,000	14,000,000

Plains All American Pipeline LP, 0.20%, 1/2/2014	11,950,000	11,949,934

TOTAL SHORT TERM INVESTMENTS (Cost $49,949,821)		49,949,821

TOTAL INVESTMENTS — 99.16% (COST $636,608,746)		$939,336,464

OTHER ASSETS LESS LIABILITIES — 0.84%		7,941,298

NET ASSETS — 100.00%		$947,277,762

Footnote Legend

a	Non-income producing.

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815.

During the period ended December 31, 2013, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2013 (Unaudited)

ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Core Growth Fund	December 31, 2013 (Unaudited)

	Fair Value Measurements at December 31, 2013

	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$889,386,643	$889,386,643	$-	$-
Short Term Investments	49,949,821	-	49,949,821	-

Total Investments in Securities	$939,336,464	$889,386,643	$49,949,821	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg International Growth Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 93.03%

	AUTOMOBILES & COMPONENTS — 3.15%

	Auto Components — 3.15%

	Delphi Automotive plc	556,300	$33,450,319

	Nokian Renkaat OYJ	610,800	29,300,465

			62,750,784

	BANKS — 3.57%

	Commercial Banks — 3.57%

	Credicorp Ltd.	209,600	27,820,208

	Sberbank ADR	1,902,200	23,910,654

	Standard Chartered plc	861,100	19,392,763

			71,123,625

	CAPITAL GOODS — 1.18%

	Machinery — 1.18%

[a]	Arcam AB	157,842	23,509,975

			23,509,975

	COMMERCIAL & PROFESSIONAL SERVICES — 3.88%

	Professional Services — 3.88%

	Experian plc	2,050,686	37,829,583

	Intertek Group plc	758,400	39,534,863

			77,364,446

	CONSUMER DURABLES & APPAREL — 5.88%

	Household Durables — 1.74%

	Persimmon plc	1,687,900	34,631,015

	Textiles, Apparel & Luxury Goods — 4.14%

	Compagnie Financiere Richemont SA	433,446	43,147,811

	Gildan Activewear, Inc.	737,842	39,334,357

			117,113,183

	CONSUMER SERVICES — 6.39%

	Hotels, Restaurants & Leisure — 6.39%

	Domino’s Pizza UK & IRL plc	3,691,539	31,359,709

[a]	Galaxy Entertainment Group Ltd.	4,396,400	39,432,266

[a]	Jubilant FoodWorks Ltd.	814,603	16,830,695

	Sands China Ltd.	4,851,600	39,792,342

			127,415,012

	DIVERSIFIED FINANCIALS — 15.85%

	Capital Markets — 5.92%

	Daiwa Securities Group Inc.	3,675,652	36,648,320

	Hargreaves Lansdown plc	1,936,200	43,412,628

	Partners Group Holding AG	142,540	38,013,863

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Consumer Finance — 1.46%

[a]	First Cash Financial Services, Inc.	469,386	29,026,830

	Diversified Financial Services — 8.47%

	BTG Pactual Participations Ltd.	2,362,400	27,376,504

	IG Group Holdings plc	3,118,747	31,813,251

	Investment AB Kinnevik	1,017,619	47,132,427

	Japan Exchange Group, Inc.	1,152,100	32,699,904

[a]	Ozforex Group Ltd.	11,587,500	29,797,865

			315,921,592

	FOOD & STAPLES RETAILING — 2.78%

	Food & Staples Retailing — 2.78%

	Jeronimo Martins SGPS SA	1,447,200	28,300,816

	Magnit OJCS GDR	410,100	27,148,620

			55,449,436

	FOOD, BEVERAGE & TOBACCO — 4.33%

	Beverages — 2.63%

	Ambev SA ADR	3,969,000	29,172,150

	Coca Cola Icecek AS	872,400	21,008,236

	Fomento Economico Mexicano SAB de CV	220,000	2,129,989

	Tobacco — 1.70%

	ITC Ltd.	6,534,800	33,912,712

			86,223,087

	HEALTH CARE EQUIPMENT & SERVICES — 2.83%

	Health Care Equipment & Supplies — 0.61%

	GN Store Nord A/S	500,930	12,304,435

	Health Care Providers & Services — 2.22%

[a]	Catamaran Corp.	931,057	44,206,587

			56,511,022

	MATERIALS — 3.88%

	Chemicals — 2.24%

	Christian Hansen Holding AS	1,121,400	44,543,739

	Metals & Mining — 1.64%

	Southern Copper Corp.	1,139,300	32,709,303

			77,253,042

	MEDIA — 4.68%

	Media — 4.68%

[a]	Liberty Global plc	479,300	42,652,907

[a]	Numericable SAS	380,200	13,808,280

	Rightmove plc	810,500	36,774,839

			93,236,026

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 4.40%

	Biotechnology — 0.98%

	Abcam plc	2,398,820	19,504,119

	Life Sciences Tools & Services — 0.85%

	Eurofins Scientific	62,835	16,985,867

	Pharmaceuticals — 2.57%

[a]	Valeant Pharmaceuticals International, Inc.	436,017	51,188,396

			87,678,382

	RETAILING — 4.90%

	Internet & Catalog Retail — 3.28%

[a]	ASOS plc	310,000	31,437,215

[a]	YOOX S.p.A	758,808	34,030,869

	Multiline Retail — 1.62%

	Dollarama, Inc.	388,000	32,219,798

			97,687,882

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.77%

	Semiconductors & Semiconductor Equipment — 1.77%

	ARM Holdings plc	1,937,200	35,254,889

			35,254,889

	SOFTWARE & SERVICES — 18.09%

	Information Technology Services — 5.67%

[a]	InterXion Holding NV	612,390	14,458,528

	MasterCard, Inc.	63,490	53,043,355

	Wirecard AG	1,154,405	45,602,700

	Internet Software & Services — 4.22%

[a]	Baidu, Inc. ADR	121,520	21,615,977

	MercadoLibre, Inc.	261,677	28,206,164

	Telecity Group plc	2,848,380	34,220,200

	Software — 8.20%

	Aveva Group plc	758,915	27,195,534

	Constellation Software, Inc.	234,050	49,572,991

[a]	Fleetmatics Group plc	674,571	29,175,196

	Gemalto NV	206,741	22,755,921

	Solera Holdings, Inc.	490,100	34,679,476

			360,526,042

	TECHNOLOGY HARDWARE & EQUIPMENT — 1.44%

	Computers & Peripherals — 1.44%

[a]	Stratasys Ltd.	213,450	28,751,715

			28,751,715

	TELECOMMUNICATION SERVICES — 0.91%

	Diversified Telecommunication Services — 0.91%

	Ziggo N.V.	397,431	18,151,953

			18,151,953

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2013 (Unaudited)

	Shares/ Principal Amount	Value

TRANSPORTATION — 3.12%

Air Freight & Logistics — 1.52%

TNT Express N.V.	3,267,900	30,336,633

Road & Rail — 1.60%

Localiza Rent a Car S.A.	2,261,200	31,896,889

		62,233,522

TOTAL COMMON STOCK (Cost $1,496,367,280)		1,854,155,615

SHORT TERM INVESTMENTS — 3.71%

Bank of New York Tri-Party Repurchase Agreement 0.23% dated 12/31/2013 due 1/2/2014, repurchase price $31,000,396 collateralized by 12 U.S. Government debt securities and 12 corporate debt securities, having an average coupon of 4.20%, a minimum credit rating of BBB-, maturity dates from 2/13/2015 to 11/15/2043, and having an aggregate market value of $32,974,588 at 12/31/2013	$31,000,000	31,000,000

Northeast Utilities, 0.18%, 1/7/2014	21,000,000	20,999,370

Plains All American Pipeline L, 0.25%, 1/6/2014	22,000,000	21,999,236

TOTAL SHORT TERM INVESTMENTS (Cost $73,998,606)		73,998,606

TOTAL INVESTMENTS — 96.74% (COST $1,570,365,886)		$1,928,154,221

OTHER ASSETS LESS LIABILITIES — 3.26%		64,991,961

NET ASSETS — 100.00%		$1,993,146,182

Footnote Legend

a	Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

ARM	Adjustable Rate Mortgage

GDR	Global Depository Receipt

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2013 (Unaudited)

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2013
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Euro	Sell	72,315,200	03/20/2014	99,481,806	$—	$(2,914,257)
Great Britain Pound	Sell	22,541,900	01/22/2014	37,323,559	—	(846,933)
Great Britain Pound	Sell	23,534,300	01/22/2014	38,966,717	—	(890,338)
Great Britain Pound	Sell	28,995,300	01/22/2014	48,008,722	—	(3,990,957)
Japanese Yen	Sell	8,023,609,400	05/20/2014	76,248,348	4,069,670	—
Japanese Yen	Buy	1,496,278,300	05/20/2014	14,219,130	—	(319,135)

Total					$4,069,670	$(8,961,620)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2013 was $246,319,886. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2013 (Unaudited)

the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg International Growth Fund	December 31, 2013 (Unaudited)

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013

	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$1,854,155,615	$1,854,155,615	$-	$-
Short Term Investments	73,998,606	-	73,998,606	-

Total Investments in Securities	$1,928,154,221	$1,854,155,615	$73,998,606	$-

Other Financial Instruments**
Forward Currency Contracts	$4,069,670	$-	$4,069,670	$-
Spot Currency	$2,673	$2,673	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(8,961,620)	$-	$(8,961,620)	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 88.28%

	BANKS — 3.02%

	Commercial Banks — 3.02%

	Banco Santander Brasil S.A.	16,000,000	$97,600,000

	Banque Cantonale Vaudoise	44,400	24,214,562

	Fifth Third Bancorp	6,574,507	138,261,882

	Liechtensteinische Landesbank AG	1,150,000	47,699,120

	St. Galler Kantonalbank	78,741	30,717,861

	Standard Chartered plc	7,037,000	158,479,706

			496,973,131

	CAPITAL GOODS — 2.22%

	Construction & Engineering — 1.12%

	Vinci S.A.	2,822,600	185,299,100

	Industrial Conglomerates — 1.10%

	Hopewell Holdings Ltd.	36,270,840	123,018,595

	NWS Holdings Ltd.	38,000,000	57,923,991

			366,241,686

	CONSUMER DURABLES & APPAREL — 0.51%

	Textiles, Apparel & Luxury Goods — 0.51%

	Coach, Inc.	1,500,000	84,195,000

			84,195,000

	CONSUMER SERVICES — 3.27%

	Hotels, Restaurants & Leisure — 3.27%

	McDonald’s Corp.	1,500,000	145,545,000

	Sands China Ltd.	11,150,000	91,451,195

	SJM Holdings Ltd.	11,397,000	38,066,917

	Wynn Resorts Ltd.	1,360,700	264,261,547

			539,324,659

	DIVERSIFIED FINANCIALS — 8.33%

	Capital Markets — 4.46%

	Apollo Global Management, LLC	3,238,100	102,356,341

[a]	Apollo Investment Corp.	12,500,000	106,000,000

	Ares Capital Corp.	8,650,000	153,710,500

	GAM Holding AG	2,033,682	39,554,266

	Och-Ziff Capital Management Group, LLC	7,835,000	115,958,000

[a]	Solar Capital Ltd.	4,607,900	103,908,145

	The Blackstone Group LP	3,601,000	113,431,500

	Consumer Finance — 0.30%

	Capital One Financial Corp.	630,000	48,264,300

	Diversified Financial Services — 3.57%

	JPMorgan Chase & Co.	7,625,000	445,910,000

[a]	KKR Financial Holdings, LLC	11,700,000	142,623,000

			1,371,716,052

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	ENERGY — 9.13%

	Energy Equipment & Services — 0.28%

	Ensco plc	813,400	46,510,212

	Oil, Gas & Consumable Fuels — 8.85%

	Canadian Oil Sands Ltd.	5,900,000	110,973,876

[b]	Halcon Resources Corp.	154,094	594,803

	HollyFrontier Corp.	2,675,000	132,920,750

	Husky Energy, Inc.	6,450,000	204,626,971

	Kinder Morgan, Inc.	3,325,000	119,700,000

	Linn Co., LLC	2,793,200	86,058,492

	Royal Dutch Shell plc ADR	6,100,000	434,747,000

	Total SA	6,020,300	368,802,934

			1,504,935,038

	FOOD & STAPLES RETAILING — 2.34%

	Food & Staples Retailing — 2.34%

	Koninklijke Ahold NV	3,405,600	61,140,317

	Walgreen Co.	5,650,000	324,536,000

			385,676,317

	FOOD, BEVERAGE & TOBACCO — 5.08%

	Beverages — 1.54%

	Ambev SA ADR	11,750,000	86,362,500

	Coca Cola Co.	4,038,500	166,830,435

	Food Products — 0.58%

	Nestle SA	1,299,800	95,148,187

	Tobacco — 2.96%

	British American Tobacco plc	722,500	38,740,203

	Korean Tobacco & Ginseng Corp.	2,020,300	142,618,420

	Lorillard, Inc.	3,452,700	174,982,836

	Philip Morris USA, Inc.	1,510,000	131,566,300

			836,248,881

	HOUSEHOLD & PERSONAL PRODUCTS — 0.97%

	Household Products — 0.97%

	Reckitt Benckiser plc	2,013,500	159,810,849

			159,810,849

	INSURANCE — 1.94%

	Insurance — 1.94%

	BB Seguridade Participacoes S.A.	4,000,000	41,538,625

	Gjensidige Forsikring ASA	5,100,000	97,286,202

	Scor SE	2,244,300	82,018,962

	Zurich Financial Services AG	343,100	99,424,191

			320,267,980

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	MATERIALS — 3.42%

	Chemicals — 1.67%

	Akzo Nobel N.V.	600,000	46,504,142

	LyondellBasell Industries NV	2,310,000	185,446,800

	Yanbu National Petrochemical Company	2,200,022	43,261,908

	Metals & Mining — 1.75%

	Nucor Corp.	3,250,000	173,485,000

	Southern Copper Corp.	4,000,000	114,840,000

			563,537,850

	MEDIA — 0.51%

	Media — 0.51%

	Eutelsat Communications	2,671,400	83,294,856

			83,294,856

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 6.17%

	Pharmaceuticals — 6.17%

	Novartis AG	3,120,000	249,026,400

	Pfizer, Inc.	9,904,000	303,359,520

	Roche Holding AG	940,400	262,706,889

	Sanofi-Aventis	1,900,000	201,578,477

			1,016,671,286

	REAL ESTATE — 6.32%

	Real Estate Investment Trusts — 6.32%

	Capstead Mortgage Corp.	3,500,000	42,280,000

	Chimera Investment Corp.	49,500,000	153,450,000

	Digital Realty Trust, Inc.	2,270,000	111,502,400

[a]	Dynex Capital, Inc.	5,062,000	40,496,000

[a]	Invesco Mortgage Capital, Inc.	9,970,000	146,359,600

[a]	MFA Financial, Inc.	25,500,000	180,030,000

	Senior Housing Properties Trust	4,670,000	103,814,100

	Two Harbors Investment Corp.	14,000,000	129,920,000

[a]	Washington REIT	5,721,000	133,642,560

			1,041,494,660

	RETAILING — 1.45%

	Specialty Retail — 1.45%

	Staples, Inc.	15,000,000	238,350,000

			238,350,000

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.43%

	Semiconductors & Semiconductor Equipment — 2.43%

	Intel Corp.	9,150,000	237,534,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Samsung Electronics Co. Ltd.	60,000	78,002,558

	Taiwan Semiconductor Manufacturing Co. Ltd.	24,123,000	85,391,867

			400,928,425

	SOFTWARE & SERVICES — 1.66%

	Internet Software & Services — 0.59%

	Mail.ru Group Ltd.	2,200,000	98,120,000

	Software — 1.07%

	Microsoft Corp.	4,700,000	175,921,000

			274,041,000

	TECHNOLOGY HARDWARE & EQUIPMENT — 2.56%

	Communications Equipment — 1.34%

	Qualcomm, Inc.	2,976,000	220,968,000

	Computers & Peripherals — 1.22%

	Apple, Inc.	357,000	200,316,270

			421,284,270

	TELECOMMUNICATION SERVICES — 16.62%

	Diversified Telecommunication Services — 12.16%

	AT&T, Inc.	5,700,000	200,412,000

	BT Group plc	26,215,000	164,700,298

	Singapore Telecommunications Ltd.	107,589,000	310,332,390

	Swisscom AG	447,000	235,964,688

	TDC A/S	33,115,700	321,218,168

	Telefonica Brasil SA ADR	13,055,000	250,917,100

	Telefonica S.A.	969,600	15,786,447

	Telenor ASA	6,800,000	162,115,642

	TeliaSonera AB	2,000,000	16,651,508

	Telstra Corp. Ltd.	47,520,000	222,760,740

	Ziggo N.V.	2,260,000	103,221,475

	Wireless Telecommunication Services — 4.46%

	China Mobile Ltd.	17,599,849	182,142,538

	Etihad Etisalat Co.	3,380,000	77,054,753

[c]	MegaFon OAO	3,278,300	109,823,050

	Philippine Long Distance Telephone Co.	836,400	50,241,478

[b]	Turkcell Iletisim Hizmetleri AS	17,450,300	92,164,218

	VimpelCom Ltd. ADR	3,500,000	45,290,000

	Vodafone Group plc	45,397,700	178,167,872

			2,738,964,365

	TRANSPORTATION — 2.47%

	Transportation Infrastructure — 2.47%

	Atlantia S.p.A.	8,645,800	193,991,493

	China Merchants Holdings International Co., Ltd.	20,720,430	75,621,032

	Jiangsu Express Co., Ltd.	36,530,000	45,036,534

	Santos Brasil Participacoes S.A.	2,901,750	23,295,176

	Sydney Airport	20,265,009	68,759,596

			406,703,831

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	UTILITIES — 7.86%

	Electric Utilities — 4.21%

	Duke Energy Corp.	2,992,200	206,491,722

	EDP - Energias do Brasil SA	10,750,000	51,716,647

	Electricite de France SA	3,758,000	132,788,323

	Entergy Corp.	1,710,000	108,191,700

	Mighty River Power Ltd.	26,500,000	46,420,380

	Terna Rete Elettrica Nazionale S.p.A.	29,705,316	148,423,803

	Gas Utilities — 1.41%

	Enagas SA	4,400,000	114,978,202

	Snam S.p.A.	21,000,000	117,465,467

	Multi-Utilities — 2.24%

	Dominion Resources, Inc.	2,020,000	130,673,800

	GDF Suez	5,718,500	134,485,285

	Sempra Energy	1,150,000	103,224,000

			1,294,859,329

	TOTAL COMMON STOCK (Cost $12,265,559,393)		14,545,519,465

	PREFERRED STOCK — 1.10%

	BANKS — 0.42%

	Commercial Banks — 0.42%

	Barclays Bank plc Pfd, 7.10%	200,000	5,034,000

	First Niagara Financial Group Pfd, 8.625%	143,295	3,994,921

	First Tennessee Bank Pfd, 3.75%	12,000	8,655,000

	GMAC Capital Trust I Pfd, 8.125%	628,126	16,796,089

[d]	United Community Bank Pfd, 5.00%	35,000	34,912,500

			69,392,510

	DIVERSIFIED FINANCIALS — 0.17%

	Capital Markets — 0.02%

	Morgan Stanley Pfd, 4.00%	120,000	2,256,000

	Consumer Finance — 0.15%

	Ally Financial, Inc. Pfd, 8.50%	930,495	24,983,791

			27,239,791

	ENERGY — 0.13%

	Oil, Gas & Consumable Fuels — 0.13%

	Halcon Resources Corp. Pfd, 5.75%	26,000	20,973,160

			20,973,160

	INSURANCE — 0.14%

	Insurance — 0.14%

	Principal Financial Group Pfd, 5.563%	234,400	23,557,200

			23,557,200

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	MISCELLANEOUS — 0.06%

	U.S. Government Agencies — 0.06%

	Farm Credit Bank of Texas Pfd, 10.00%	9,000	10,490,625

			10,490,625

	REAL ESTATE — 0.07%

	Real Estate Investment Trusts — 0.07%

	Alexandria Real Estate Pfd, 7.00%	463,500	11,633,850

			11,633,850

	TELECOMMUNICATION SERVICES — 0.11%

	Wireless Telecommunication Services — 0.11%

	Centaur Funding Corp. Pfd, 9.08%	15,000	18,196,875

			18,196,875

	TOTAL PREFERRED STOCK (Cost $179,724,978)		181,484,011

	ASSET BACKED SECURITIES — 0.48%

	COMMERCIAL MTG TRUST — 0.11%

	Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1, 2.778%, 3/25/2034	$1,158,706	659,875

[c]	CVS Pass-Through Trust, 9.35%, 1/10/2023	15,000,000	17,258,685

			17,918,560

	OTHER ASSET BACKED — 0.15%

[c]	Fairway Outdoor Funding, LLC, Series 2012-1 Class B, 8.835%, 10/15/2042	7,000,000	6,573,204

[c]	JPR Royalty, LLC, 14.00%, 9/1/2020	5,000,000	3,223,395

[c]	MIRAMAX, LLC Series 2011-1A Class B, 10.00%, 10/20/2021	12,133,333	12,288,737

[c,d]	Northwind Holdings, LLC Floating Rate Note, 1.019%, 12/1/2037	3,850,000	3,484,250

			25,569,586

	RESIDENTIAL MTG TRUST — 0.22%

	Banc of America Funding Corp., Series 2006-I Class SB1, 2.34%, 12/20/2036	3,011,442	999,549

	Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.488%, 8/25/2033	352,178	319,854

	FBR Securitization Trust, Series 2005-2 Class M1, 0.885%, 9/25/2035	20,100,000	18,351,467

	Merrill Lynch Mtg Investors Trust, Series 2004-A4 Class M1, 2.511%, 8/25/2034	5,567,769	5,059,994

	Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.485%, 11/25/2035	6,380,744	6,200,430

	Residential Asset Securities Corp., Series 2006-KS4 Class A3, 0.315%, 6/25/2036	3,684,172	3,614,489

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Wells Fargo Asset Securities Corp., Series 2005-AR1 Class 1B1, 2.615%, 2/25/2035	7,301,952	1,446,363

			35,992,146

	TOTAL ASSET BACKED SECURITIES (Cost $82,440,818)		79,480,292

	CORPORATE BONDS — 6.31%

	BANKS — 0.23%

	Commercial Banks — 0.23%

[c,e]	Banco Pine SA, 8.75%, 1/6/2017	1,320,000	1,331,748

[c,e]	Groupe BPCE, 12.50%, 12/31/2049	10,211,000	13,325,355

	PNC Financial Services Group, Inc., 4.459%, 12/31/2049	10,000,000	9,975,000

	Provident Bank of Maryland, 9.50%, 5/1/2018	5,600,000	5,581,834

[e]	Royal Bank of Scotland Group plc, 6.10%, 6/10/2023	7,000,000	7,056,672

			37,270,609

	CAPITAL GOODS — 0.15%

	Industrial Conglomerates — 0.15%

[c]	Nesco, LLC/Nesco Holdings Corp., 11.75%, 4/15/2017	4,000,000	4,500,000

	Otter Tail Corp., 9.00%, 12/15/2016	17,000,000	20,243,991

			24,743,991

	DIVERSIFIED FINANCIALS — 0.65%

	Capital Markets — 0.05%

	Goldman Sachs Group, Inc., 5.625%, 1/15/2017	8,000,000	8,815,504

	Consumer Finance — 0.17%

	Capital One Bank, 6.15%, 9/1/2016	25,000,000	27,962,050

	Diversified Financial Services — 0.43%

[c,e]	CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019	20,100,000	21,306,000

	Citigroup, Inc., 5.00%, 9/15/2014	16,250,000	16,712,881

	JPMorgan Chase & Co., 7.90%, 12/31/2049	15,000,000	16,537,500

	National Rural Utilities CFC, 10.375%, 11/1/2018	5,000,000	6,761,920

[c]	TMX Finance, LLC/Titlemax Finance, 8.50%, 9/15/2018	8,000,000	8,520,000

			106,615,855

	ENERGY — 1.20%

	Energy Equipment & Services — 0.10%

[e]	Floatel International Ltd., 8.00%, 10/11/2017	15,500,000	16,391,250

	Oil, Gas & Consumable Fuels — 1.10%

	Black Elk Energy Offshore Operations, LLC, 13.75%, 12/1/2015	8,997,000	7,512,495

[c]	DCP, Midstream, LLC, 9.75%, 3/15/2019	5,000,000	6,221,185

	Enbridge Energy Partners LP, 9.875%, 3/1/2019	9,750,000	12,615,330

	Energy Transfer Partners LP, 3.259%, 11/1/2066	23,020,000	20,948,200

	Enterprise Products Operating LP, 7.034%, 1/15/2068	14,480,000	16,000,400

[c]	Gastar Exploration USA, Inc., 8.625%, 5/15/2018	18,000,000	17,685,000

[c,e]	Gaz Capital SA, 8.146%, 4/11/2018	2,000,000	2,355,000

[b,c,f]	Green Field Energy Services, 13.25%, 11/15/2016	379,000	64,430

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

[b,c,f]	Green Field Energy Services, 13.25%, 11/15/2016	16,000,000	2,720,000

	Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019	8,000,000	10,164,360

[c]	Linc Energy U.S.A./Linc Energy Finance, 12.50%, 10/31/2017	8,000,000	8,720,000

[c]	Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014	6,171,000	6,305,219

	NuStar Logistics LP, 8.15%, 4/15/2018	18,000,000	20,385,000

	Oneok Partners LP, 8.625%, 3/1/2019	8,000,000	10,033,440

[c,e]	Petro Co., Trinidad Tobago Ltd., 9.75%, 8/14/2019	4,000,000	5,010,000

[e]	Petrobras Global Finance BV, 3.00%, 1/15/2019	4,000,000	3,743,328

	RAAM Global Energy Co., 12.50%, 10/1/2015	15,000,000	15,562,500

	Teppco Partners LP, 7.00%, 6/1/2067	7,000,000	7,096,250

[c,e]	Woodside Finance Ltd., 8.125%, 3/1/2014	8,000,000	8,098,808

			197,632,195

	FOOD, BEVERAGE & TOBACCO — 0.06%

	Tobacco — 0.06%

	Altria Group, Inc., 9.70%, 11/10/2018	2,376,000	3,122,995

[c,e]	B.A.T. International Finance, plc, 9.50%, 11/15/2018	5,000,000	6,584,430

			9,707,425

	HEALTH CARE EQUIPMENT & SERVICES — 0.15%

	Health Care Providers & Services — 0.15%

[c]	Prospect Medical Holdings, Inc., 8.375%, 5/1/2019	23,500,000	25,203,750

			25,203,750

	INSURANCE — 1.01%

	Insurance — 1.01%

[c,e]	Dai Ichi Mutual Life Insurance Co., Ltd., 7.25%, 12/31/2049	9,000,000	10,417,500

	Hartford Financial Services Group, 8.125%, 6/15/2068	9,650,000	11,247,075

[c]	Liberty Mutual Group, Inc., 5.75%, 3/15/2014	1,000,000	1,009,978

[c]	MetLife Capital Trust X, 9.25%, 4/8/2068	12,000,000	15,420,000

	MetLife, Inc., 6.817%, 8/15/2018	4,000,000	4,785,772

[c]	National Life Insurance of Vermont, 10.50%, 9/15/2039	2,000,000	2,637,842

[c]	Prudential Holdings, LLC, 8.695%, 12/18/2023	4,307,143	5,465,135

[c,e]	QBE Capital Funding III Ltd., 7.25%, 5/24/2041	40,000,000	41,370,280

	Transatlantic Holdings, Inc., 5.75%, 12/14/2015	14,647,000	15,877,246

[c,e]	White Mountains Re Group Ltd., 7.506%, 12/31/2049	28,590,000	29,461,080

[c]	ZFS Finance USA Trust II, 6.45%, 12/15/2065	25,748,000	27,485,990

[c]	ZFS Finance USA Trust V, 6.50%, 5/9/2067	1,260,000	1,338,750

			166,516,648

	MATERIALS — 0.35%

	Construction Materials — 0.10%

[c,e]	CEMEX Espana Luxembourg, 9.875%, 4/30/2019	1,460,000	1,668,050

	CRH America, Inc., 8.125%, 7/15/2018	12,000,000	14,699,064

	Metals & Mining — 0.25%

[c,e]	Anglo American Capital plc, 9.375%, 4/8/2014	3,500,000	3,577,588

[e]	Anglogold Holdings, 8.50%, 7/30/2020	20,000,000	20,652,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Coeur d’Alene Mines Corp., 7.875%, 2/1/2021	9,000,000	9,135,000

[c,e]	GTL Trade Finance, Inc., 7.25%, 10/20/2017	7,000,000	7,831,250

			57,562,952

	MEDIA — 0.33%

	Media — 0.33%

	Comcast Cable Communications, LLC, 8.875%, 5/1/2017	5,000,000	6,139,985

[c,e]	Mood Media Corp., 9.25%, 10/15/2020	12,645,000	11,159,213

[c,e]	Nara Cable Funding Ltd., 8.875%, 12/1/2018	8,985,000	9,658,875

	Time Warner Cable, Inc., 8.75%, 2/14/2019	14,000,000	16,699,788

	Time Warner Cable, Inc., 8.25%, 2/14/2014	4,000,000	4,034,344

	WMG Holdings Corp., 13.75%, 10/1/2019	6,000,000	7,140,000

			54,832,205

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.12%

	Semiconductors & Semiconductor Equipment — 0.12%

[c,e]	Global A&T Electronics Ltd., 10.00%, 2/1/2019	10,000,000	8,600,000

	KLA Tencor Corp., 6.90%, 5/1/2018	10,000,000	11,701,410

			20,301,410

	SOFTWARE & SERVICES — 0.09%

	Internet Software & Services — 0.09%

[c,e]	eAccess Ltd., 8.25%, 4/1/2018	5,600,000	6,118,000

[d]	Yahoo!, Inc., 6.65%, 8/10/2026	7,685,961	8,300,837

			14,418,837

	TELECOMMUNICATION SERVICES — 1.11%

	Diversified Telecommunication Services — 1.03%

[e]	Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	26,150,000	36,891,975

	Level 3 Communications, Inc., 11.875%, 2/1/2019	6,000,000	6,900,000

	Level 3 Communications, Inc., 8.875%, 6/1/2019	9,000,000	9,832,500

	Qwest Corp., 6.75%, 12/1/2021	9,000,000	9,854,676

[e]	Telefonica Emisiones SAU, 7.045%, 6/20/2036	85,390,000	94,128,813

[e]	Telefonica Emisiones SAU, 6.221%, 7/3/2017	2,770,000	3,122,679

[c,e]	Telemar Norte Leste SA, 5.50%, 10/23/2020	9,065,000	8,566,425

	Wireless Telecommunication Services — 0.08%

[c,e]	VimpelCom (UBS SA), 8.25%, 5/23/2016	4,500,000	4,983,750

[c,e]	VimpelCom Holdings BV, 7.504%, 3/1/2022	8,735,000	9,124,756

			183,405,574

	TRANSPORTATION — 0.06%

	Airlines — 0.06%

[c]	American Airlines, 4.95%, 7/15/2024	7,000,000	7,297,500

	US Airways, 6.25%, 10/22/2024	2,515,812	2,748,524

			10,046,024

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	UTILITIES — 0.80%

	Electric Utilities — 0.41%

	Alabama Power Capital Trust V, 3.348%, 10/1/2042	4,000,000	3,750,680

	Arizona Public Service Co., 8.75%, 3/1/2019	6,500,000	8,261,422

[c,e]	Enel Finance International S.A., 6.25%, 9/15/2017	40,000,000	44,672,880

	Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018	8,000,000	9,118,128

[c]	Great River Energy, 5.829%, 7/1/2017	1,030,247	1,092,741

	Independent Power Producers & Energy Traders — 0.12%

[c,e]	Inkia Energy Ltd., 8.375%, 4/4/2021	18,000,000	19,296,000

	Multi-Utilities — 0.27%

	Ameren Illinois Co., 9.75%, 11/15/2018	5,000,000	6,606,275

[c]	Enogex, LLC, 6.875%, 7/15/2014	2,000,000	2,056,496

[c]	Enogex, LLC, 6.25%, 3/15/2020	2,500,000	2,705,310

	NiSource Finance Corp., 6.40%, 3/15/2018	20,000,000	23,016,380

	Sempra Energy, 9.80%, 2/15/2019	7,750,000	10,238,037

			130,814,349

	TOTAL CORPORATE BONDS (Cost $898,292,153)		1,039,071,824

	CONVERTIBLE BONDS — 0.05%

	MATERIALS — 0.01%

	Metals & Mining — 0.01%

[b,c,e,f]	Jaguar Mining, Inc., 4.50%, 11/1/2014	11,000,000	1,100,000

			1,100,000

	TELECOMMUNICATION SERVICES — 0.04%

	Diversified Telecommunication Services — 0.04%

[c]	Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018	5,700,000	4,674,000

	Level 3 Communications, Inc., 7.00%, 3/15/2015	2,000,000	2,725,000

			7,399,000

	TOTAL CONVERTIBLE BONDS (Cost $17,212,729)		8,499,000

	WARRANTS — 0.00%

[b,c]	Green Field Energy Services	16,000	16,160

	TOTAL WARRANTS (Cost $627,343)		16,160

	MUNICIPAL BONDS — 0.02%

	San Bernardino County California Redevelopment Agency (San Sevaine), 8.45%, 9/1/2030	2,555,000	2,665,171

	Town of Victor, New York, 9.20%, 5/1/2014	410,000	412,288

	TOTAL MUNICIPAL BONDS (Cost $2,914,847)		3,077,459

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	U.S. GOVERNMENT AGENCIES — 0.05%

[c]	Agribank FCB, 9.125%, 7/15/2019	6,750,000	8,630,739

	TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,750,000)		8,630,739

	OTHER GOVERNMENT — 0.02%

[e]	Export-Import Bank of Korea, 8.125%, 1/21/2014	2,750,000	2,760,236

	TOTAL OTHER GOVERNMENT (Cost $2,749,866)		2,760,236

	FOREIGN BONDS — 1.51%

	BANKS — 0.16%

	Commercial Banks — 0.16%

[c]	Banco Santander Brasil S.A. (BRL), 8.00%, 3/18/2016	54,000,000	21,171,982

[c]	Itau Unibanco Holding S.A. (BRL), 10.50%, 11/23/2015	10,000,000	4,175,056

			25,347,038

	CONSUMER SERVICES — 0.16%

	Hotels, Restaurants & Leisure — 0.16%

[c]	Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016	66,000,000	26,296,493

			26,296,493

	DIVERSIFIED FINANCIALS — 0.34%

	Capital Markets — 0.01%

	Morgan Stanley (BRL), 10.09%, 5/3/2017	4,560,000	1,826,513

	Consumer Finance — 0.17%

[c]	Cash Store Financial (CAD), 11.50%, 1/31/2017	10,250,000	5,605,295

[c]	Lowell Group Financing plc (GBP), 10.75%, 4/1/2019	12,000,000	22,554,038

	Diversified Financial Services — 0.16%

	Bank of America Corp. (BRL), 10.00%, 11/19/2014	6,500,000	2,717,919

[d]	Bank of America Corp. (BRL), 10.75%, 8/20/2018	5,000,000	2,029,246

	KFW (BRL), 5.375%, 9/14/2015	53,000,000	21,002,310

			55,735,321

	FOOD & STAPLES RETAILING — 0.14%

	Food & Staples Retailing — 0.14%

	Wesfarmers Ltd. (AUD), 5.195%, 9/11/2014	2,000,000	1,808,818

[c]	Bakkavor Finance 2 plc (GBP), 8.75%, 6/15/2020	12,000,000	21,660,222

			23,469,040

	FOOD, BEVERAGE & TOBACCO — 0.10%

	Beverages — 0.10%

	Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017	21,669,000	8,702,502

	Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015	20,000,000	8,350,111

			17,052,613

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	INSURANCE — 0.10%

	Insurance — 0.10%

	ELM BV (AUD), 7.635%, 12/31/2049	10,500,000	9,661,872

	ELM BV (AUD), 3.775%, 12/31/2049	8,000,000	6,671,643

			16,333,515

	MEDIA — 0.02%

	Media — 0.02%

	News America Holdings (AUD), 8.625%, 2/7/2014	4,000,000	3,582,905

			3,582,905

	MISCELLANEOUS — 0.35%

	Miscellaneous — 0.35%

	Federative Republic of Brazil (BRL), 12.50%, 1/5/2022	20,000,000	9,452,156

	Federative Republic of Brazil (BRL), 12.50%, 1/5/2016	109,401,000	48,110,009

			57,562,165

	SOFTWARE & SERVICES — 0.04%

	Internet Software & Services — 0.04%

	eAccess Ltd. (EUR), 8.375%, 4/1/2018	4,600,000	7,017,360

			7,017,360

	TRANSPORTATION — 0.07%

	Airlines — 0.07%

d	Iberbond 2004 plc (EUR), 4.235%, 12/24/2017	7,599,497	10,611,442

			10,611,442

	UTILITIES — 0.03%

	Electric Utilities — 0.03%

	Cia de Eletricidade do Estado da Bahia (BRL), 11.75%, 4/27/2016	12,000,000	4,857,476

			4,857,476

	TOTAL FOREIGN BONDS (Cost $278,899,770)		247,865,368

	OTHER SECURITIES — 0.58%

	Loan Participations — 0.58%

	Baker & Taylor Acquisitions Corp., 12.00%, 9/28/2016	13,000,000	13,000,000

	CEMEX S.A.B. de C.V., 4.67%, 2/17/2017	3,373,420	3,331,252

	NCP Finance LP, 11.00%, 9/30/2018	11,970,000	11,910,150

d	Private Restaurants Properties, Inc., 9.00%, 4/10/2017	15,338,440	15,338,440

	Rue21, Inc. Term Loan B, 5.625%, 10/9/2020	7,000,000	5,852,000

d	Synergy Aerospace Corp., 7.50%, 3/3/2015	26,000,000	25,870,000

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

	Shares/ Principal Amount	Value

Texas Competitive Electric Holdings Co., LLC, 3.68%-3.77%, 10/10/2014	20,669,860	14,608,424

YP Holdings, LLC, 8.00%-9.00%, 6/4/2018	5,600,000	5,653,648

TOTAL OTHER SECURITIES (Cost $99,897,720)		95,563,914

SHORT TERM INVESTMENTS — 0.70%

Arizona Public Service, 0.17%, 1/2/2014	33,000,000	32,999,844

Bank of New York Tri-Party Repurchase Agreement 0.23% dated 12/31/2013 due 1/2/2014 repurchase price $32,000,409 collateralized by 17 corporate debt securities and 4 U.S. Government debt securities, having an average coupon of 4.46%, a minimum credit rating of BBB-, maturity dates from 5/27/2016 to 1/15/2044, and having an aggregate market value of $34,067,754 at 12/31/2013	32,000,000	32,000,000

Plains All American Pipeline, LP, 0.25%, 1/6/2014	50,000,000	49,998,264

TOTAL SHORT TERM INVESTMENTS (Cost $114,998,108)		114,998,108

TOTAL INVESTMENTS — 99.10% (Cost $13,950,067,725)		$16,326,966,576

OTHER ASSETS LESS LIABILITIES — 0.90%		148,886,533

NET ASSETS — 100.00%		$16,475,853,109

Footnote Legend

a	Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered “affiliated” to the Fund under the Investment Company Act of 1940 because the Fund’s holding represented 5% or more of the company’s voting securities during the period, are shown below:

Issuer	Shares/Principal September 30, 2013	Gross Additions	Gross Reductions	Shares/Principal December 31, 2013	Market Value December 31, 2013	Investment Income

Apollo Investment Corp.	13,316,000	—	816,000	12,500,000	$106,000,000	$—
Dynex Capital, Inc.	4,562,000	500,000	—	5,062,000	40,496,000	2,598,480
Invesco Mortgage Capital, Inc.	9,970,000	—	—	9,970,000	146,359,600	4,985,000
KKR Financial Holdings, LLC	12,530,000	—	830,000	11,700,000	142,623,000	2,756,600
MFA Financial, Inc.	23,250,000	2,250,000	—	25,500,000	180,030,000	10,215,000
Och-Ziff Capital Mgt Group, LLC*	7,835,000	—	—	—	—	—
Solar Capital Ltd.	4,607,900	—	—	4,607,900	103,908,145	1,843,160
Washington REIT	5,170,000	551,000	—	5,721,000	133,642,560	1,716,300

Total non-controlled affiliated issuers - 5.18% of net assets					$853,059,305	$24,114,540

*Issuers not affiliated at December 31, 2013.

b	Non-income producing.

c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2013, the aggregate value of these securities in the Fund’s portfolio was $689,501,620, representing 4.18% of the Fund’s net assets.

d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

e	Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.

f	Bond in default.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2013
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Australian Dollar	Sell	211,716,800	05/08/2014	187,496,337	$11,815,975	$—
Euro	Sell	1,660,758,700	02/28/2014	2,284,656,655	—	(64,022,982)
Great Britain Pound	Sell	59,087,500	04/08/2014	97,778,656	—	(1,699,426)
Great Britain Pound	Sell	205,675,500	04/08/2014	340,354,117	—	(10,701,539)
Swiss Franc	Buy	70,125,300	04/07/2014	78,670,488	1,564,642	—
Swiss Franc	Sell	278,487,700	04/07/2014	312,423,097	—	(3,253,396)

Total					$13,380,617	$(79,677,343)

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

ARM	Adjustable Rate Mortgage

AUD	Denominated in Australian Dollars

BRL	Denominated in Brazilian Real

CAD	Denominated in Canadian Dollars

CMO	Collateralized Mortgage Obligation

EUR	Denominated in Euros

FCB	Farm Credit Bank

GBP	Denominated in Great Britain Pounds

MFA	Mortgage Finance Authority

Mtg	Mortgage

Pfd	Preferred Stock

REIT	Real Estate Investment Trust

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. Values of open sell currency contracts are indicative of the activity for the period ended December 31, 2013. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013

	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*

Common Stock	$14,545,519,465	$14,545,519,465	$-	$-
Preferred Stock	181,484,011	64,698,651	81,872,860	34,912,500
Asset Backed Securities	89,526,316	-	86,042,066	3,484,250
Corporate Bonds	1,029,025,800	-	1,020,724,963	8,300,837
Convertible Bonds	8,499,000	-	8,499,000	-
Warrants	16,160	-	16,160	-
Municipal Bonds	3,077,459	-	3,077,459	-
U.S. Government Agencies	8,630,739	-	8,630,739	-
Other Government	2,760,236	-	2,760,236	-
Foreign Bonds	247,865,368	-	235,224,680	12,640,688
Other Securities	95,563,914	-	54,355,474	41,208,440
Short Term Investments	114,998,108	-	114,998,108	-
Total Investments in Securities	$16,326,966,576	$14,610,218,116	$1,616,201,745	$100,546,715

Other Financial Instruments**
Forward Currency Contracts	$13,380,617	$-	$13,380,617	$-
Spot Currency	$57,154	$57,154	$-	$-

Liabilities

Other Financial Instruments**
Forward Currency Contracts	$(79,677,343)	$-	$(79,677,343)	$-

(a) At December 31, 2013, industry classifications for Preferred Stock in Level 2 and Level 3 consist of $43,567,500 in Banks, $23,557,200 in Insurance, $20,973,160 in Energy, $10,490,625 in Miscellaneous, and $18,196,875 in Telecommunication Services.

(b) In accordance with the guidance prescribed in Accounting Standards Update (“ASU”) No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at December 31, 2013.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Investment Income Builder Fund	December 31, 2013 (Unaudited)

Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no significant transfers between Levels 1 and 2 for the period ended December 31, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period. A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2013 is as follows:

	Preferred Stock	Asset Backed Securities	Corporate Bonds	Foreign Bonds	Other Securities	Total(b)

Beginning Balance 9/30/2013	$33,950,000	$7,162,750	$8,596,378	$12,411,625	$41,251,578	$103,372,331

Accrued Discounts/(Premiums)	–	6,151	11,963	36,040	–	54,154

Net Realized Gain/(Loss)	–	19,530	785	–	–	20,315

Gross Purchases	–	–	–	–	–	–

Gross Sales	–	(131,250)	(58,524)	–	(43,138)	(232,912)

Change in Unrealized Appreciation (Depreciation)	962,500	(72,931)	(249,765)	193,023	–	832,827

Transfers into Level 3(a)	–	–	–	–	–	–

Transfers out of Level 3(a)	–	(3,500,000)	–	–	–	(3,500,000)

Ending Balance 12/31/2013	$34,912,500	$3,484,250	$8,300,837	$12,640,688$	$41,208,440	$100,546,715

(a) Transfers into or out of Level 3 were out of or into Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2013. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 investments represent 0.61% of total Net Assets at the period ended December 31, 2013. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

SCHEDULE OF INVESTMENTS

Thornburg Global Opportunities Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 92.83%

	AUTOMOBILES & COMPONENTS — 6.15%

	Auto Components — 3.73%

	Delphi Automotive plc	342,900	$20,618,577

	Automobiles — 2.42%

[a]	General Motors Co.	327,800	13,397,186

			34,015,763

	CAPITAL GOODS — 3.35%

	Trading Companies & Distributors — 3.35%

	Fly Leasing Ltd. ADR	1,152,451	18,519,888

			18,519,888

	COMMERCIAL & PROFESSIONAL SERVICES — 2.31%

	Commercial Services & Supplies — 2.31%

	Mineral Resources Ltd.	1,203,879	12,759,583

			12,759,583

	CONSUMER DURABLES & APPAREL — 0.70%

	Household Durables — 0.70%

[a]	PDG Realty SA	5,057,800	3,880,309

			3,880,309

	CONSUMER SERVICES — 5.24%

	Hotels, Restaurants & Leisure — 5.24%

[a]	Galaxy Entertainment Group Ltd.	1,588,226	14,245,144

	Paradise Co. Ltd.	588,318	14,744,882

			28,990,026

	DIVERSIFIED FINANCIALS — 15.07%

	Capital Markets — 2.37%

	UBS AG	689,946	13,086,583

	Consumer Finance — 2.49%

	Capital One Financial Corp.	179,742	13,770,034

	Diversified Financial Services — 10.21%

	Bank of America Corp.	1,093,800	17,030,466

	Citigroup, Inc.	437,690	22,808,026

[a]	ING Groep N.V.	1,196,610	16,626,374

			83,321,483

	ENERGY — 5.13%

	Energy Equipment & Services — 1.90%

	Frank’s International N.V.	390,533	10,544,391

	Oil, Gas & Consumable Fuels — 3.23%

[a]	Bankers Petroleum Ltd.	4,337,800	17,845,315

			28,389,706

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	FOOD & STAPLES RETAILING — 2.58%

	Food & Staples Retailing — 2.58%

	Walgreen Co.	248,150	14,253,736

			14,253,736

	FOOD, BEVERAGE & TOBACCO — 1.73%

	Food Products — 1.73%

	BRF SA	456,900	9,537,915

			9,537,915

	HEALTH CARE EQUIPMENT & SERVICES — 3.46%

	Health Care Providers & Services — 3.46%

[a]	Express Scripts Holding Company	272,700	19,154,448

			19,154,448

	MEDIA — 3.91%

	Media — 3.91%

	Asian Pay Television Trust	13,664,793	8,012,953

[a]	Numericable SAS	374,630	13,605,986

			21,618,939

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 7.62%

	Pharmaceuticals — 7.62%

	Roche Holding AG	26,580	7,425,297

[a]	Valeant Pharmaceuticals International, Inc.	295,417	34,681,956

			42,107,253

	REAL ESTATE — 4.25%

	Real Estate Investment Trusts — 4.25%

	Ryman Hospitality Properties, Inc.	463,559	19,367,495

	American Realty Capital Properties, Inc.	322,300	4,144,778

			23,512,273

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.70%

	Semiconductors & Semiconductor Equipment — 2.70%

	Samsung Electronics Co. Ltd.	11,496	14,945,290

			14,945,290

	SOFTWARE & SERVICES — 10.82%

	Information Technology Services — 4.95%

[a]	InterXion Holding NV	1,159,898	27,385,192

	Internet Software & Services — 3.48%

[a]	Google, Inc.	17,147	19,216,814

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Software — 2.39%

	Microsoft Corp.	353,100	13,216,533

			59,818,539

	TECHNOLOGY HARDWARE & EQUIPMENT — 8.45%

	Communications Equipment — 4.46%

[a]	EchoStar Corp.	495,641	24,643,270

	Computers & Peripherals — 3.99%

	Apple, Inc.	39,360	22,085,290

			46,728,560

	TELECOMMUNICATION SERVICES — 6.69%

	Diversified Telecommunication Services — 6.69%

[a]	Level 3 Communications, Inc.	966,426	32,056,350

	Telstra Corp. Ltd.	1,047,202	4,908,996

			36,965,346

	TRANSPORTATION — 2.67%

	Air Freight & Logistics — 2.67%

	TNT Express N.V.	1,589,900	14,759,390

			14,759,390

	TOTAL COMMON STOCK (Cost $385,725,783)		513,278,447

	EXCHANGE-TRADED FUNDS — 0.09%
[a]	SPDR Gold Trust	4,160	483,267

	TOTAL EXCHANGE-TRADED FUNDS (Cost $640,605)		483,267

	SHORT TERM INVESTMENTS — 1.45%

	Bank of New York Tri-Party Repurchase Agreement 0.23% dated 12/31/2013 due 1/2/2014, repurchase price $8,000,102 collateralized by 8 corporate debt securities and 8 U. S. government debt securities, having an average coupon of 3.608%, a minimum credit rating of BBB-, maturity dates from 5/27/2016 to 1/1/2044, and having an aggregate market value of $8,389,735 at 12/31/2013	$8,000,000	8,000,000

	TOTAL SHORT TERM INVESTMENTS (Cost $8,000,000)		8,000,000

	TOTAL INVESTMENTS — 94.37% (COST $394,366,388)		$521,761,714

	OTHER ASSETS LESS LIABILITIES — 5.63%		31,144,345

	NET ASSETS — 100.00%		$552,906,059

Footnote Legend

a	Non-income producing.

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2013 (Unaudited)

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR           American Depository Receipt

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2013
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Australian Dollar	Sell	15,044,900	05/08/2014	13,323,759	$839,660	$—
Euro	Sell	4,892,300	02/10/2014	6,730,224	—	(284,178)
Euro	Sell	26,054,800	02/10/2014	35,842,986	—	(1,207,037)
Swiss Franc	Sell	1,331,300	04/03/2014	1,493,477	—	(30,365)
Swiss Franc	Sell	3,326,700	04/03/2014	3,731,953	—	(58,274)

Total					$839,660	$(1,579,854)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

Values of open sell currency contracts are indicative of the activity for the period ended December 31, 2013. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2013 (Unaudited)

the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Global Opportunities Fund	December 31, 2013 (Unaudited)

available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$513,278,447	$513,278,447	$-	$-
Exchange-Traded Funds	483,267	483,267	-	-
Short Term Investments	8,000,000	-	8,000,000	-

Total Investments in Securities	$521,761,714	$513,761,714	$8,000,000	$-

Other Financial Instruments**
Forward Currency Contracts	$839,660	$-	$839,660	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(1,579,854)	$-	$(1,579,854)	$-
Spot Currency	$(9,494)	$(9,494)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

SCHEDULE OF INVESTMENTS

Thornburg Developing World Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	COMMON STOCK — 90.68%

	BANKS — 11.42%

	Commercial Banks — 11.42%

	Credicorp Ltd.	324,734	$43,101,944

	Guaranty Trust Bank plc	105,446,462	17,951,280

	HDFC Bank Ltd. ADR	1,175,970	40,500,407

	PT Bank Mandiri	60,528,432	39,042,579

	Sberbank ADR	3,404,878	42,799,316

	Security Bank Corp.	5,124,168	13,346,563

	Siam Commercial Bank plc	6,665,804	29,109,643

			225,851,732

	CAPITAL GOODS — 0.97%

	Industrial Conglomerates — 0.97%

	Alliance Global Group, Inc.	33,053,977	19,214,614

			19,214,614

	CONSUMER DURABLES & APPAREL — 8.72%

	Household Durables — 1.05%

	TTK Prestige Ltd.	371,217	20,884,895

	Textiles, Apparel & Luxury Goods — 7.67%

	Compagnie Financiere Richemont SA	552,348	54,984,028

	Eclat Textile Co. Ltd.	3,289,268	37,082,693

	LPP S.A.	6,676	19,888,450

	Prada S.p.A.	4,479,500	39,715,464

			172,555,530

	CONSUMER SERVICES — 15.64%

	Diversified Consumer Services — 3.52%

[a]	Fu Shou Yuan International Group, Ltd.	34,951,448	23,122,774

	Kroton Educacional S.A.	2,794,505	46,503,027

	Hotels, Restaurants & Leisure — 12.12%

	Al Tayyar Travel Group	1,512,284	43,145,327

[a]	Alsea SA	9,130,929	28,533,060

[a]	Bloomberry Resorts Corp.	60,603,351	11,756,770

[a]	Galaxy Entertainment Group Ltd.	6,148,083	55,143,491

[a]	International Meal Company Holdings S.A.	1,655,210	12,803,892

[a]	Jubilant FoodWorks Ltd.	866,080	17,894,273

	NagaCorp Ltd.	34,732,000	36,683,528

	Yum! Brands, Inc.	446,584	33,766,216

			309,352,358

	DIVERSIFIED FINANCIALS — 5.10%

	Capital Markets — 1.04%

[a]	China Cinda Asset Management Company Ltd.	33,186,504	20,628,419

	Consumer Finance — 2.17%

[a]	First Cash Financial Services, Inc.	693,192	42,866,993

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	Diversified Financial Services — 1.89%

	Investment AB Kinnevik	805,340	37,300,433

			100,795,845

	ENERGY — 3.72%

	Energy Equipment & Services — 1.72%

	Anton Oilfield Services Group	55,833,642	33,985,632

	Oil, Gas & Consumable Fuels — 2.00%

[a]	Gran Tierra Energy, Inc.	2,659,803	19,405,482

[a,b]	ROMGAZ SA GDR	1,984,965	20,147,395

			73,538,509

	FOOD & STAPLES RETAILING — 7.35%

	Food & Staples Retailing — 7.35%

	Clicks Group Ltd.	2,830,648	16,943,412

	Eurocash SA	1,168,928	18,452,583

	Jeronimo Martins SGPS SA	1,956,987	38,269,989

	Magnit OJCS GDR	442,936	29,322,363

	PriceSmart, Inc.	118,018	13,635,800

	Puregold Price Club, Inc.	33,795,660	28,859,472

			145,483,619

	FOOD, BEVERAGE & TOBACCO — 4.70%

	Beverages — 2.13%

	Fomento Economico Mexicano SAB de CV ADR	431,342	42,215,441

	Food Products — 2.57%

	Biostime International Holdings Ltd.	3,399,682	30,251,352

	Grupo Lala, S.A.B. de C.V.	9,274,500	20,550,016

			93,016,809

	HEALTH CARE EQUIPMENT & SERVICES — 2.23%

	Health Care Equipment & Supplies — 0.39%

	St. Shine Optical Co. Ltd.	267,499	7,638,085

	Health Care Providers & Services — 1.84%

[a]	Qualicorp SA	3,817,700	36,409,134

			44,047,219

	HOUSEHOLD & PERSONAL PRODUCTS — 3.10%

	Household Products — 1.68%

	Colgate Palmolive Co.	510,366	33,280,967

	Personal Products — 1.42%

	Hengan International Group Co. Ltd.	2,379,754	28,050,180

			61,331,147

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2013 (Unaudited)

		Shares/ Principal Amount	Value

	INSURANCE — 1.73%

	Insurance — 1.73%

	BB Seguridade Participacoes S.A.	3,298,800	34,256,904

			34,256,904

	MATERIALS — 1.97%

	Metals & Mining — 1.97%

	Southern Copper Corp.	1,360,698	39,065,640

			39,065,640

	MEDIA — 0.67%

	Media — 0.67%

	VGI Global Media PCL	44,338,902	13,223,410

			13,223,410

	PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 0.90%

	Pharmaceuticals — 0.90%

	China Medical System Holdings Ltd.	16,651,300	17,801,643

			17,801,643

	RETAILING — 4.02%

	Multiline Retail — 2.38%

[a]	Matahari Department Store Tbk	20,337,703	18,382,476

	Robinson Department Store PCL	5,343,616	7,805,647

[a]	Robinsons Retail Holdings, Inc.	16,836,183	20,939,724

	Specialty Retail — 1.64%

	Kolao Holdings	1,261,444	32,332,459

			79,460,306

	SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.64%

	Semiconductors & Semiconductor Equipment — 1.64%

	Hermes Microvision, Inc.	999,094	32,449,980

			32,449,980

	SOFTWARE & SERVICES — 11.25%

	Information Technology Services — 0.60%

	QIWI plc ADR	212,822	11,918,032

	Internet Software & Services — 9.18%

[a]	Baidu, Inc. ADR	112,093	19,939,103

[a]	Facebook, Inc.	773,122	42,258,849

	MercadoLibre, Inc.	294,784	31,774,767

[a]	SINA Corp.	242,570	20,436,522

	Tencent Holdings Ltd.	451,903	28,789,199

[a]	Yandex NV	890,830	38,439,314

	Software — 1.47%

	Linx S.A.	1,427,600	28,990,703

			222,546,489

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2013 (Unaudited)

	Shares/ Principal Amount	Value

TECHNOLOGY HARDWARE & EQUIPMENT — 1.92%

Communications Equipment — 1.92%

Qualcomm, Inc.	510,898	37,934,176

		37,934,176

TRANSPORTATION — 3.63%

Airlines — 2.07%

Copa Holdings SA	256,242	41,026,907

Transportation Infrastructure — 1.56%

Airports of Thailand Public Company Ltd.	6,374,691	30,748,281

		71,775,188

TOTAL COMMON STOCK (Cost $1,648,725,330)		1,793,701,118

SHORT TERM INVESTMENTS — 4.50%

Bank of New York Tri-Party Repurchase Agreement 0.23% dated 12/31/2013, due 1/2/2014, repurchase price $32,000,409 collateralized by 13 corporate debt securities and 4 U.S. Government debt securities having an average coupon of 3.988%, a minimum credit rating of BBB-, maturity dates from 2/13/2015 to 10/1/2043 and having an aggregate market value of $34,288,334 at 12/31/2013	$32,000,000	32,000,000

Northeast Utilities, 0.18%, 1/7/2014	29,000,000	28,999,130

Plains All American Pipeline L, 0.25%, 1/6/2014	28,000,000	27,999,028

TOTAL SHORT TERM INVESTMENTS (Cost $88,998,158)		88,998,158

TOTAL INVESTMENTS — 95.18% (COST $1,737,723,488)		$1,882,699,276

OTHER ASSETS LESS LIABILITIES — 4.82%		95,345,394

NET ASSETS — 100.00%		$1,978,044,670

Footnote Legend

a	Non-income producing.

b	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2013, the aggregate value of these securities in the Fund’s portfolio was $20,147,395, representing 1.02% of the Fund’s net assets.

Portfolio Abbreviations

To simplify the listings of securities, abbreviations are used per the table below:

ADR	American Depository Receipt

GDR	Global Depository Receipt

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2013 (Unaudited)

Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2013
		Contract	Contract	Value	Unrealized	Unrealized
Contract Description	Buy/Sell	Amount	Value Date	USD	Appreciation	Depreciation
Euro	Buy	5,106,900	01/10/2014	7,025,536	$113,245	$—
Euro	Sell	10,315,400	01/10/2014	14,190,843	—	(97,737)
Euro	Sell	6,592,600	01/10/2014	9,069,406	—	(311,796)
Euro	Sell	8,512,800	01/10/2014	11,711,015	—	(336,382)
Euro	Sell	10,911,500	01/10/2014	15,010,894	—	(352,167)
Euro	Sell	36,923,800	01/10/2014	50,795,882	—	(3,312,983)

Total					$113,245	$(4,411,065)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:

The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50 (“ASC 815”), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC 815. During the period ended December 31, 2013, the Fund’s principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract’s value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund’s advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2013 in the normal course of pursuing its investment objectives, with the objective of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund’s foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions.

The quarterly average values of open sell currency contracts for the period ended December 31, 2013 was $81,991,059. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts to which they relate.

Valuation Policy and Procedures: The Fund’s Trustees of the Trust (the “Trustees”) have authorized employees of the Fund’s investment advisor, acting as the Valuation and Pricing Committee (the “Committee”), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund’s investment advisor administer and implement the valuation process. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund’s financial statements. The Committee’s determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2013 (Unaudited)

exchange that is normally the investment’s primary market, as of the close of that exchange preceding the time of the Fund’s valuation measurement date.

In any case when the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee’s determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures, index data and other data. An investment’s market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment’s market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment’s primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment’s market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case when a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case when management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service’s valuation or to use an alternative method to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance from the Financial Accounting Standards Board (the “FASB”). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee’s own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, last available transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition

SCHEDULE OF INVESTMENTS, CONTINUED

Thornburg Developing World Fund	December 31, 2013 (Unaudited)

of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund’s investments as of December 31, 2013. In any instance when valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

	Fair Value Measurements at December 31, 2013
	Total	Level 1	Level 2	Level 3

Assets
Investments in Securities*
Common Stock	$1,793,701,118	$1,692,666,742	$101,034,376	$-
Short Term Investments	88,998,158	-	88,998,158	-

Total Investments in Securities	$1,882,699,276	$1,692,666,742	$190,032,534	$-

Other Financial Instruments**

Forward Currency Contracts	$113,245	$-	$113,245	$-
Spot Currency	$76	$76	$-	$-

Liabilities
Other Financial Instruments**
Forward Currency Contracts	$(4,411,065)	$-	$(4,411,065)	$-
Spot Currency	$(2,605)	$(2,605)	$-	$-

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor’s (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, which may include futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2013, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Thornburg Investment Trust

By:       /s/ Brian J. McMahon

        Brian J. McMahon

        President and principal executive officer

        Date:     February 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Brian J. McMahon

        Brian J. McMahon

        President and principal executive officer

        Date:     February 25, 2014

By:        /s/ Jason H. Brady

        Jason H. Brady

        Treasurer and principal financial officer

        Date:     February 25, 2014